485BPOS		File Nos. 333-143195
Allianz Vision New York (Legacy)		811-05716
		Class I.D. C000051278
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	42	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	203	X

(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

One Chase Manhattan Plaza, 37th Floor, New York, New York 10005-1423
(Address of Depositor's Principal Executive Offices) (Zip Code)

(212) 586-7733
(Depositor's Telephone Number, including Area Code)

Allianz Life Insurance Company of New York
One Chase Manhattan Plaza, 37th Floor
New York, New York 10005-1423
(Name and Address of Agent for Service)

Copies to:
Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on April 28, 2014 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
x		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: April 28, 2014
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts
Pursuant to Commission Rule 429 of the Securities Act of 1933, the combined prospectus contained in this Registration Statement also relates to securities registered on Form N-4 Registration Statement Nos. 333-171428 and 811-05716 filed on April 16, 2014. All applicable filing fees have been paid.

PART A – PROSPECTUS

ALLIANZ VISIONSM NEW YORK VARIABLE ANNUITY CONTRACT issued on or prior to April 26, 2013
Issued by Allianz Life® of NY Variable Account C and Allianz Life Insurance Company of New York
(Allianz Life® of New York, we, us, our)

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life® of New York, we, us, our).

The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract offers optional benefits, for an additional charge:

Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments). Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.

Maximum Anniversary Death Benefit locks in any annual investment gains (Maximum Anniversary Value) to potentially provide an increased death benefit.

Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase).

Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. You must be at least age 45 to select Income Focus.

Income Protector and Income Focus allow access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin as early as age 60 or as late as age 90. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the payments from Income Protector or Income Focus you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period.

If you have the Maximum Anniversary Death Benefit, you must also have either Income Protector, Income Focus, Investment Protector, or one of the previously available Lifetime Benefits or Target Date Benefits (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the Maximum Anniversary Death Benefit. If you select Income Protector, Income Focus or Investment Protector, we restrict your Investment Option selection and allocations and rebalance your Contract Value quarterly. Withdrawals reduce the guaranteed values provided by the Maximum Anniversary Death Benefit, Income Protector, Income Focus and Investment Protector, and may cause these benefits to end prematurely. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract.

All guarantees under the Contract are the obligations of Allianz Life of New York and are subject to the claims paying ability of Allianz Life of New York.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life of New York that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.

Allianz Life of NY Variable Account C is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: April 28, 2014

Allianz VisionSM New York Prospectus – April 28, 2014

Versions of the Contract and Optional Benefits Described in this Prospectus

This prospectus contains information on two different versions of the Allianz Vision New York Contracts. “Version A Contracts” were issued on or prior to April 29, 2011 (Registration Statement No. 333-143195). “Version B Contracts” were issued from May 2, 2011 through April 26, 2013 (Registration Statement No. 333-171428). Version A Contracts and Version B Contracts have the same Base Contract, but may have offered different optional benefits. For example, certain optional benefits were only offered through Version A Contracts, other optional benefits were only offered through Version B Contracts, and still other optional benefits were offered through both Version A Contracts and Version B Contracts.

The table below lists the optional benefits that were offered on Version A Contracts and Version B Contracts, including the dates on which they were offered and the prospectus appendix that has more detailed information about the benefits. The benefit version identifier for Income Protector, Income Focus and Investment Protector (for example, (05.11)) is located in your rider. If you have questions about which version of the Allianz Vision New York Contract or optional benefits you have, please contact our Service Center at (800) 624-0197.

Contract Version	Optional Benefit That Is No Longer Available	Available From	Available Through	Discussed in Appendix
A	Lifetime Plus Benefit	August 31, 2007	March 31, 2009	D
A	Lifetime Plus 8 Benefit	August 7, 2008	March 31, 2009
A	Target Date Retirement Benefit	May 1, 2008	January 23, 2009	E
A	Target Date 10 Benefit	January 26, 2009	March 31, 2009
A	Quarterly Value Death Benefit	August 31, 2007	March 7, 2010	F
A	Original Maximum Anniversary Death Benefit	September 20, 2010	April 29, 2011	G
B	Second Maximum Anniversary Death Benefit	May 2, 2011	April 27, 2012
A and B	Short Withdrawal Charge Option	May 1, 2008	July 23, 2012	H
A	No Withdrawal Charge Option	May 1, 2008	March 31, 2009	I
A and B		July 22, 2009	July 23, 2012
A	Income Protector (08.09)	July 22, 2009	April 30, 2010	J
A	Income Protector (05.10)	May 3, 2010	April 29, 2011
A and B	Income Protector (05.11)	May 2, 2011	January 20, 2012
A and B	Income Protector (01.12)	January 23, 2012	April 27, 2012
Version A issued on or after April 1, 2009 and Version B	Income Protector (05.12)	April 30, 2012	July 20, 2012
Version A issued on or after April 1, 2009 and Version B	Income Protector (07.12)	July 23, 2012	October 12, 2012
B	Income Focus (05.12)	April 30, 2012	July 20, 2012	J
A	Investment Protector (08.09)	July 22, 2009	April 30, 2010	J
A and B	Investment Protector (05.10)	May 3, 2010	January 20, 2012
A and B	Investment Protector (01.12)	January 23, 2012	April 27, 2012
Version A issued on or after April 1, 2009 and Version B	Investment Protector (01.12)	April 30, 2012	July 6, 2012
Version A issued on or after April 1, 2009 and Version B	Investment Protector (07.12)	July 9, 2012	July 19, 2013

Allianz VisionSM New York Prospectus – April 28, 2014

If you select one of the living benefits–Income Protector, Income Focus or Investment Protector–we restrict your Investment Option selection and allocations, and rebalance your Contract Value allocations quarterly.

All of the Investment Options below are available to a Contract with no living benefit. Investment Options available with the current version of a living benefit are as follows.

(1)	Income Protector

(2)	Income Focus

(3)	Investment Protector

See Appendix D, E, and J for the Investment Options available with previous versions of benefits.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund(3)
AZL® Growth Index Strategy Fund(3)
AZL MVP FusionSM Balanced Fund(1),(2),(3)
AZL MVP FusionSM Conservative Fund(1),(2),(3)
AZL MVP FusionSM Growth Fund(3)
AZL MVP FusionSM Moderate Fund(1),(2),(3)
AZL® MVP Balanced Index Strategy Fund(1),(2)
AZL® MVP BlackRock Global Allocation Fund(1),(2)
AZL® MVP Franklin Templeton Founding Strategy Plus Fund(1),(2)
AZL® MVP Growth Index Strategy Fund(1),(2)
AZL® MVP Invesco Equity and Income Fund(1),(2)
AZL® MVP T. Rowe Price Capital Appreciation Fund(1),(2)
BLACKROCK
AZL® BlackRock Capital Appreciation Fund(3)
AZL® Enhanced Bond Index Fund(3)
AZL® International Index Fund(3)
AZL® Mid Cap Index Fund(3)
AZL® Money Market Fund(1),(3)
AZL® Russell 1000 Growth Index Fund(3)
AZL® Russell 1000 Value Index Fund(3)
AZL® S&P 500 Index Fund(3)
AZL® Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund(3)
DAVIS
Davis VA Financial Portfolio
DREYFUS
AZL® Dreyfus Research Growth Fund(3)
FEDERATED
AZL® Federated Clover Small Value Fund

FIDELITY
Fidelity VIP FundsManager 50% Portfolio(3)
Fidelity VIP FundsManager 60% Portfolio(3)
FRANKLIN TEMPLETON
AZL® Franklin Templeton Founding Strategy Plus Fund(3)
Franklin Founding Funds Allocation VIP Fund
Franklin High Income VIP Fund
Franklin Income VIP Fund(1),(3)
Franklin Mutual Shares VIP Fund(3)
Franklin U.S. Government Securities VIP Fund(1),(3)
Templeton Global Bond VIP Fund(1),(3)
Templeton Growth VIP Fund(3)
GATEWAY
AZL® Gateway Fund(3)
INVESCO
AZL® Invesco Equity and Income Fund(3)
AZL® Invesco Growth and Income Fund(3)
AZL® Invesco International Equity Fund(3)
J.P. MORGAN
AZL® JPMorgan International Opportunities Fund(3)
AZL® JPMorgan U.S. Equity Fund(3)
JPMorgan Insurance Trust Core Bond Portfolio(3)
MFS
AZL® MFS Investors Trust Fund(3)
AZL® MFS Mid Cap Value Fund(3)
AZL® MFS Value Fund(3)
MFS VIT Research Bond Portfolio(3)

MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
AZL® Morgan Stanley Mid Cap Growth Fund(3)
NFJ
AZL® NFJ International Value Fund(3)
Allianz NFJ Dividend Value VIT Portfolio(3)
OPPENHEIMER FUNDS
AZL® Oppenheimer Discovery Fund
PIMCO
PIMCO EqS Pathfinder Portfolio(3)
PIMCO VIT All Asset Portfolio(1),(3)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio(1),(3)
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio(3)
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio(1),(2)
PIMCO VIT High Yield Portfolio(1),(3)
PIMCO VIT Real Return Portfolio(1),(3)
PIMCO VIT Total Return Portfolio(1),(3)
PIMCO VIT Unconstrained Bond Portfolio(1),(3)
PYRAMIS
AZL® Pyramis® Core Bond Fund(1),(3)
SCHRODER
AZL® Schroder Emerging Markets Equity Fund
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund(3)

Allianz VisionSM New York Prospectus – April 28, 2014

TABLE OF CONTENTS

Glossary		6	8.	Access to Your Money	38
Fee Tables		10		Free Withdrawal Privilege	39
	Owner Transaction Expenses	10		Systematic Withdrawal Program	39
	Owner Periodic Expenses	10		Minimum Distribution Program and Required
	Annual Operating Expenses of the Investment Options	13		Minimum Distribution (RMD) Payments	40
	Examples	13		Waiver of Withdrawal Charge Benefit	40
1.	The Variable Annuity Contract	14		Suspension of Payments or Transfers	40
	When the Contract Ends	15	9.	The Annuity Phase	41
2.	Owners, Annuitants, and Other Specified Persons	15		Calculating Your Annuity Payments	41
	Owner	15		Variable or Fixed Annuity Payments	41
	Joint Owners	15		Annuity Payment Options	42
	Annuitant	16		When Annuity Payments Begin	43
	Beneficiary	16		Partial Annuitization	43
	Covered Person(s)	17	10.	Death Benefit	44
	Payee	18		Traditional Death Benefit	44
	Assignmenst, Changes of Ownership and			Death of the Owner and/or Annuitant	44
	OtherTransfers of Contract Rights	18		Death Benefit Payment Options During the
3.	Purchase Payments	19		Accumulation Phase	44
	Purchase Payment Requirements	19	11.	Selection of Optional Benefits	46
	Allocation of Purchase Payments	19		Replacing Optional Benefits	47
	Automatic Investment Plan (AIP)	20	11.a	Income Protector	49
	Dollar Cost Averaging (DCA) Program	20		Selecting Income Protector	49
4.	Valuing Your Contract	21		Removing Income Protector	49
	Accumulation Units	21		Lifetime Plus Payment Overview	50
	Computing Contract Value	21		Benefit Base	50
5.	Investment Options	22		Quarterly Anniversary Value	51
	Substitution and Limitation on Further Investments	29		Annual Increase	51
	Transfers Between Investment Options	30		Requesting Lifetime Plus Payments	52
	Electronic Investment Option Transfer and			Calculating Your Lifetime Plus Payments	53
	Allocation Instructions	30		Automatic Annual Lifetime Plus Payment Increases	55
	Excessive Trading and Market Timing	31		Taxation of Lifetime Plus Payments	55
	Flexible Rebalancing Program	32		Investment Option Allocation and Transfer Restrictions
	Financial Advisers Fees	33		and Quarterly Rebalancing	55
	Voting Privileges	33		When Income Protector Ends	56
6.	Our General Account	33
7.	Expenses	34	11.b	Income Focus	56
	Mortality and Expense Risk (M&E) Charge	34		Selecting Income Focus	57
	Rider Charge	34		Removing Income Focus	57
	Contract Maintenance Charge	35		Income Focus Payment Overview	58
	Withdrawal Charge	36		Total Income Value	58
	Transfer Fee	38		Income Values	59
	Premium Tax	38		Income Value Percentages and Performance
	Income Tax	38		Increases	59
	Investment Option Expenses	38		Requesting Income Focus Payments	60
				Calculating Your Income Focus Payments	61
				Taxation of Income Focus Payments	62
				Investment Option Allocation and Transfer
				Restrictions and Quarterly Rebalancing	63
				When Income Focus Ends	63

Allianz VisionSM New York Prospectus – April 28, 2014

11.c	Investment Protector	64	Appendix D – Lifetime Benefits	90
	Selecting Investment Protector	64	Removing a Lifetime benefit	91
	Removing Investment Protector	64	Covered Person(s)	92
	Target Value Dates	65	Lifetime Plus Payment Overview	93
	Target Value	66	Benefit Base	94
	Investment Option Allocation and Transfer Restrictions		Quarterly Anniversary Value	95
	and Quarterly Rebalancing	67	Lifetime Plus Benefit’s 5% Annual Increase	95
	When Investment Protector Ends	69	Lifetime Plus Benefit’s Resets	96
11.d	Maximum Anniversary Death Benefit	70	Lifetime Plus 8 Benefit’s 8% Annual Increase	97
11.e	Bonus Option	71	Requesting Lifetime Plus Payments	98
			Calculating Your Lifetime Plus Payments	99
12.	Taxes	71	Automatic Annual Lifetime Plus Payment Increases	100
	Qualified and Non-Qualified Contracts	71	Investment Option Allocation and Transfer Restrictions
	Taxation of Annuity Contracts	72	and Quarterly Rebalancing	101
	Taxation of Lifetime Payments	72	When a Lifetime Benefit Ends	103
	Tax-Free Section 1035 Exchanges	73	Appendix E – Target Date Benefits	104
13.	Other Information	73	Removing a Target Date Benefit	105
	Allianz Life of New York	73	Target Value Dates	105
	The Separate Account	73	Target Value	106
	Distribution	73	Investment Option Allocation and Transfer Restrictions
	Additional Credits for Certain Groups	75	and Quarterly Rebalancing	107
	Administration/Allianz Service Center	75	When a Target Date Benefit Ends	111
	Legal Proceedings	75	Appendix F – Quarterly Value Deatch Benefit	111
	Financial Statements	75	Appendix G - Previous Versions of The Maximum
	Status Pursuant to Securities Exchange Act of 1934	75	Anniversary Death Benefit	112
14.	Privacy and Security Statement	76	Appendix H – Short Withdrawal Charge Option	112
15.	Table of Contents of the Statement of Additional		Appendix I – No Withdrawal Charge Option	112
	Information (SAI)	77	Appendix J – Previous Version of Income Protector,
Appendix A – Annual Operating Expenses for Each			Income Focus and Investment Protector	113
	Investment Option	78	Income Protector	113
Appendix B – Condensed Financial Information		80	Income Focus	115
Appendix C – Effects of the Partial Withdrawals and			Investment Protector	115
Lifetime Payments on the Values Available Under			For Service or More Information	120
the Contract		89	Our Service Center	120

Allianz VisionSM New York Prospectus – April 28, 2014

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.

5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus Benefit described in Appendix D.

8% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus 8 Benefit described in Appendix D.

Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Additional Required Benefit – an additional optional benefit you must have if you chose either the No Withdrawal Charge Option described in Appendix I, or the Maximum Anniversary Death Benefit described in section 11.d. Additional Required Benefits include Income Protector, Income Focus, Investment Protector, or one of the previously available Lifetime Benefits or Target Date Benefits.

Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it is equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. We then reset this value to equal the current Contract Value if greater, and apply future quarterly simple interest to this reset value.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.

Annuity Options – the annuity income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.

Base Contract – the Contract without any optional benefits.

Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary.

Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment.

Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector or Income Focus Payments under Income Focus.

Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary.

Bonus Option – an optional benefit that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81. This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract – the deferred annuity contract described by this prospectus.

Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.

Allianz VisionSM New York Prospectus – April 28, 2014

Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. The Contract Value includes any applicable bonus.

Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.

Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments or Income Focus Payments. There are restrictions on who can become a Covered Person.

Cumulative Withdrawal – while you are receiving Lifetime Plus Payments under the Lifetime Benefits described in Appendix D, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.

Cumulative Withdrawal Benefit – a benefit under the Lifetime Benefits described in Appendix D that allows you to control the amount of Lifetime Plus Payments you receive.

Cumulative Withdrawal Value – under the Lifetime Benefits described in Appendix D, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

Excess Withdrawal – if you select Income Protector or Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus  Payments that, when added to other withdrawals taken during the Benefit Year, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract.

Financial Professional – the person who advises you regarding the Contract.

Full Annuitization – the application of the total Contract Value to Annuity Payments.

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at the Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact the Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

Income Focus – an optional benefit described in section 11.b and Appendix J that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.

Income Focus Payment – the payment we make to you under Income Focus based on Income Value(s) and associated Income Value Percentage(s).

Income Protector – an optional benefit described in section 11.a and Appendix J that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person is at least age 60.

Income Value(s) – if you select Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in section 11.b. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.

Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment. We establish a separate Income Value Percentage for each Income Value as discussed in section 11.b. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.

Allianz VisionSM New York Prospectus – April 28, 2014

Increase Base – an amount we use to determine the Annual Increase as discussed in section 11.a. If you selected Income Protector at issue, it is initially equal to total Purchase Payments adjusted for withdrawals. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.

Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.

Investment Protector – an optional benefit described in section 11.c and Appendix J that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Joint Owners – two Owners who own a Contract.

Lifetime Plus Benefit and Lifetime Plus 8 Benefit – optional benefits described in Appendix D that have an additional M&E charge and were intended to provide a payment stream for life in the form of partial withdrawals.

Lifetime Plus Payment – the payment we make to you under Income Protector or the Lifetime Benefits described in Appendix D based on the Benefit Base.

Maximum Anniversary Death Benefit – an optional benefit described in section 11.d and Appendix G that has an additional M&E charge and was intended to provide an increased death benefit. The benefit described in section 11.d requires selection of an Additional Required Benefit.

Maximum Anniversary Value – the highest Contract Value on any Contract Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine the Maximum Anniversary Death Benefits as discussed in section 11.d and Appendix G.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.

No Withdrawal Charge Option – an optional benefit described in Appendix I that has an additional M&E charge and eliminates the Base Contract’s seven-year withdrawal charge. Requires selection of an Additional Required Benefit.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.

Payee – the person or entity who receives Annuity Payments during the Annuity Phase.

Performance Increase – a 1% annual increase to each Income Value Percentage if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.

Purchase Payment – the money you put into the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).

Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.

Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefit in Appendix F.

Quarterly Value Death Benefit – an optional benefit described in Appendix F that has an additional M&E charge and was intended to provide an increased death benefit.

Allianz VisionSM New York Prospectus – April 28, 2014

Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary.

Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value as discussed in section 11.c.

Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you select Income Protector, Income Focus or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.

Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary.

Separate Account – Allianz Life of NY Variable Account C is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.

Short Withdrawal Charge Option – an optional benefit described in Appendix H that has an additional M&E charge and shortens the Base Contract’s withdrawal charge period to four years.

Target Value – if you selected Investment Protector at issue, it is the greater of total Purchase Payments adjusted for withdrawals, or the Rider Anniversary Value multiplied by the guarantee percentage, and is available on each Target Value Date as stated in section 11.c. If you selected a Target Date Benefit, it is the highest Contract Value on any Contract Anniversary, adjusted for subsequent Purchase Payments and withdrawals as stated in Appendix E.

Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value.

Total Income Value – the sum of all your individual Income Value(s). We use the Total Income Value to determine your Income Focus rider charge.

Traditional Death Benefit – the death benefit provided by the Contract.

Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.

Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

Allianz VisionSM New York Prospectus – April 28, 2014

FEE TABLES

These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7, Expenses.

OWNER TRANSACTION EXPENSES

Withdrawal Charge During Your Contract’s Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(3)………………………………….......	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(4)…………………………………...…	3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES

Contract Maintenance Charge(5)………………...	$30
(per Contract per year)

(1)
The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.

(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.

(3)
We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.

(4)
New York does not currently impose this tax, but we reserve the right to deduct this charge if they do so in the future. This is the current maximum charge imposed in other states as discussed in section 7, Expenses – Premium Tax.

(5)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.

Allianz VisionSM New York Prospectus – April 28, 2014

CONTRACT ANNUAL EXPENSES

Base Version A Contract and Base Version B Contract with…	Available Dates	Mortality and Expense Risk (M&E) Charge(6) (as a percentage of each Investment Options’ net asset value)
No optional benefits	8/31/2007 to 4/26/2013	1.40%
Quarterly Value Death Benefit	8/31/2007 to 3/7/2010	1.70%
Maximum Anniversary Death Benefit(7)	9/20/2010 to 4/26/2013	1.70%
Bonus Option	8/31/2007 to 4/26/2013	1.90%
Short Withdrawal Charge Option	5/1/2008 to 7/23/2012	1.65%
No Withdrawal Charge Option	5/1/2008 to 3/31/2009 7/22/2009 to 7/23/2012	1.75%
Bonus Option and Quarterly Value Death Benefit	8/31/2007 to 3/7/2010	2.20%
Bonus Option and Maximum Anniversary Death Benefit(7)	9/20/2010 to 4/26/2013	2.20%
Short Withdrawal Charge Option and Quarterly Value Death Benefit	8/31/2007 to 3/7/2010	1.95%
Short Withdrawal Charge Option and Maximum Anniversary Death Benefit(7)	9/20/2010 to 4/26/2013	1.95%
No Withdrawal Charge Option and Quarterly Value Death Benefit	8/31/2007 to 3/7/2010	2.05%
No Withdrawal Charge Option and Maximum Anniversary Death Benefit(7)	5/1/2008 to 3/31/2009 7/22/2009 to 7/23/2012	2.05%

Optional Income Protector and Income Focus (Version Identifier)	Contract Version	Available Dates	Rider Charge
			Maximum		Current(8)
			Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payment (as a percentage of the Benefit Base)
Income Protector (10.12)	A(9) and B	10/15/2012 to today	2.50%	2.75%	1.20%	1.20%
Income Protector (07.12)	A(9) and B	7/23/2012 to 10/12/2012	2.50%	2.75%	1.10%	1.10%
Income Protector (05.12)	A(9) and B	4/30/2012 to 7/20/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (01.12)	A and B	1/23/2012 to 4/27/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (05.11)	A and B	5/2/2011 to 1/20/2012	2.50%	2.75%	1.35%	1.50%
Income Protector (05.10)	A	5/3/2010 to 4/29/2011	2.50%	2.75%	1.35%	1.50%
Income Protector (08.09)	A	7/22/2009 to 4/30/2010	2.50%	2.75%	1.35%	1.50%
Income Focus with Income Focus Payments (as a percentage of the Total Income Value)
Income Focus (07.12)	A(9) and B	7/23/2012 to today	2.75%	2.95%	1.30%	1.30%
Income Focus (05.12)	A(9) and B	4/30/2012 to 7/20/2012	2.75%	2.95%	1.30%	1.30%

Optional Investment Protector (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Current(8)
Investment Protector (07.13)	A(9) and B	7/22/2013 to today	2.50%	1.30%
Investment Protector (07.12)	A(9) and B	7/9/2012 to 7/19/2013	2.50%	1.30%
Investment Protector (01.12)	A(9) and B	4/30/2012 to 7/6/2012	2.50%	1.30%
Investment Protector (01.12)	A and B	1/23/2012 to 4/27/2012	2.50%	1.30%
Investment Protector (05.10)	A and B	5/3/2010 to 1/20/2012	2.50%	1.25%
Investment Protector (08.09)	A	7/22/2009 to 4/30/2010	2.50%	1.15%

Allianz VisionSM New York Prospectus – April 28, 2014

Optional Lifetime Benefits	Maximum Additional M&E Charge(10) (as a percentage of each Investment Options’ net asset value)	Current Additional M&E Charge(10) (as a percentage of each Investment Options’ net asset value)
		No qualifying event, or declined charge increase(11)	Had a qualifying event and accepted increase(11)
Lifetime Plus 8 Benefit (available on Version A Contracts from 1/26/2009 to 3/31/2009)
Single Lifetime Plus Payments	1.60%	0.95%	1.20%
Joint Lifetime Plus Payments	1.75%	1.10%	1.35%
Lifetime Plus 8 Benefit (available on Version A Contracts from 8/7/2008 to 1/23/2009)
Single Lifetime Plus Payments	1.60%	0.80%(12)	1.20%(12)
Joint Lifetime Plus Payments	1.75%	0.95%(12)	1.35%(12)
Lifetime Plus Benefit (available on Version A Contracts from 8/31/2007 to 3/31/2009)
Single Lifetime Plus Payments	1.50%	0.70%	1.20%
Joint Lifetime Plus Payments	1.65%	0.85%	1.35%

Optional Target Date Benefits (available on Version A Contracts)	Available Dates	Additional M&E Charge(13) (as a percentage of each Investment Options’ net asset value)
Target Date 10 Benefit	1/26/2009 to 3/31/2009	0.55%
Target Date Retirement Benefit	5/1/2008 to 1/23/2009	0.40%

Rider Charge
	Maximum	Current(11)
Income Protector Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	1.20% 1.20%
Income Focus Single Income Focus Payments (as a percentage of the Total Income Value) Joint Income Focus Payments (as a percentage of the Total Income Value)	2.75% 2.95%	1.30% 1.30%
Investment Protector (as a percentage of the Target Value)	2.50%	1.30%
(6)
The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for a Base Contract with the Bonus Option is 1.90% of the net asset value in the Annuity Phase, or 1.40% for all other Contracts. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

(7)
The Contract offered two different Maximum Anniversary Death Benefits that have an additional 0.30% M&E charge. Appendix G describes the original (available from September 20, 2010 through April 29, 2011), and second (available from May 2, 2011 through April 27, 2012) versions of this death benefit. The Maximum Anniversary Death Benefit described in section 11.d was available from April 30, 2012 through April 26, 2013, and if you remove its Additional Required Benefit without simultaneously replacing it, we stop assessing the additional 0.30% M&E charge after the rider termination date.

(8)	The current rider charge may increase or decrease on each Quarterly Anniversary as discussed in section 7, Expenses – Rider Charge.

(9)	Available on Version A Contracts issued on or after April 1, 2009.

(10)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix D.

(11)
A qualifying event is the reset of a Lifetime Benefit’s Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in Appendix D.

(12)	On the Benefit Date, the additional M&E charge reduces 0.10% as discussed in Appendix D.

(13)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix E.

Allianz VisionSM New York Prospectus – April 28, 2014

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2013, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses(14) (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.49%	1.70%

 (14)Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.

EXAMPLES

These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.

We deduct the $30 contract maintenance charge in the examples at the end of each Contract Year during the Accumulation Phase and we may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

All figures in the examples below reflect the most expensive combination of benefits and are for the Base Contract with Bonus Option and Maximum Anniversary Death Benefit (8.5% declining withdrawal charge and 2.20% M&E charge). Year 1 figures also include selection of Income Focus with joint payments (maximum rider charge of 2.95%). Year 3, 5 and 10 figures include selection of Income Protector with joint payments (maximum rider charge of 2.75%).

1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	$1,455	$2,854	$4,162	$7,228
0.49% (the minimum Investment Option operating expense)	$1,339	$2,523	$3,641	$6,350

2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is 13 months after the date we issue the Contract (Issue Date).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	-	$2,076	$3,516	$7,198
0.49% (the minimum Investment Option operating expense)	-	$1,745	$2,995	$6,320

3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	$707	$2,106	$3,546	$7,228
0.49% (the minimum Investment Option operating expense)	$591	$1,775	$3,025	$6,350
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2013. See the SAI Appendix for condensed financial information regarding the December 31, 2013 AUVs for other charges.

Allianz VisionSM New York Prospectus – April 28, 2014

1.	THE VARIABLE ANNUITY CONTRACT

NOTE: Version A Contracts and Version B Contracts are no longer offered for sale, but you may be able to make additional Purchase Payments or add certain optional benefits.

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life of New York), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.

The Contract has an Accumulation Phase and an Annuity Phase.

The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)

During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and can also make additional Purchase Payments. Purchase Payments are subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.

For an additional charge, you may be able to select any one of the following optional benefits, if available.

•
Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin from age 60 to age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). You must be age 80 or younger to select Income Protector. Appendix J contains information specific to older versions of this benefit that were issued from July 22, 2009 to October 12, 2012.

•
Income Focus (see section 11.b) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). You must be age 45 to 80 to select Income Focus. Appendix J contains information specific to older versions of this benefit that were issued from April 30, 2012 to July 20, 2012.

•
Investment Protector (see section 11.c) provides a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. You must be age 80 or younger to select Investment Protector. Appendix J contains information specific to older versions of this benefit that were issued from July 22, 2009 to July 19, 2013.

•
The Maximum Anniversary Death Benefit potentially provides an increased death benefit based on the highest annual Contract Value adjusted for withdrawals (Maximum Anniversary Value). The Maximum Anniversary Death Benefit was only available at issue. Section 11.d describes the Maximum Anniversary Death Benefit that was available from April 30, 2012 through April 26, 2013. Appendix G describes the original Maximum Anniversary Death Benefit available from September 20, 2010 through April 29, 2011, and the second Maximum Anniversary Death Benefit available from May 2, 2011 through April 27, 2012.

•
The Bonus Option (see section 11.e) provides a 6% bonus on Purchase Payments received before age 81. The Bonus Option has a higher and longer withdrawal charge schedule and was only available at issue from August 31, 2007 through April 26, 2013.

•
The Lifetime Benefits (see Appendix D) are similar to Income Protector. These benefits also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit. The Lifetime Plus Benefit was available from August 31, 2007 to March 31, 2009 allowed single payments to begin from age 55 to age 90, and joint payments to begin from age 60 to age 90. The Lifetime Plus 8 Benefit was available from August 7, 2008 to March 31, 2009 and payments can begin from age 65 to 90.

Allianz VisionSM New York Prospectus – April 28, 2014

•
The Target Date Benefits (see Appendix E) are similar to Investment Protector. These benefits also provide a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently. The Target Date Retirement Benefit was available from May 1, 2008 to January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 to March 31, 2009.

•
The Quarterly Value Death Benefit (see Appendix F) potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). The Quarterly Value Death Benefit was only available at issue from August 31, 2007 to March 7, 2010.

•
The Short Withdrawal Charge Option (see Appendix H) shortens the Base Contract’s withdrawal charge period from seven to four years. It was only available at issue from May 1, 2008 through July 23, 2012.

•
The No Withdrawal Charge Option (see Appendix I) eliminates the Base Contract’s withdrawal charge. It was only available at issue from May 1, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012.

The Accumulation Phase ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.

•	The Business Day we process your request for a full withdrawal.

•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.

If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments will change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.

WHEN THE CONTRACT ENDS

The Contract ends when:

•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or

•	all applicable death benefit payments have been made.

For example, if you purchased a Contract and take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2.	OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS

OWNER

You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts can only have one Owner.

JOINT OWNERS

Non-Qualified Contracts can be owned by up to two Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center. Our “Service Center” is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.

NOTE: Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

Allianz VisionSM New York Prospectus – April 28, 2014

ANNUITANT

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased your Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For jointly owned Contracts, if the Annuitant dies before the Income Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see the Appendix to the SAI. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•
We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If the surviving spouse continues the Contract, they become the new Owner and the Accumulation Phase continues.
	• •	The Beneficiary becomes the Owner. If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1  or 3, payments end.
–Annuity Option 2 or 4, payments end when the guarantee period ends.
–Annuity Option 5,  payments end and the Payee may receive a lump sum refund.

	•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
BENEFICIARY

The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no primary Beneficiaries, we pay the death benefit to the contingent Beneficiaries who survive you. If the interests of all Beneficiaries have ended or if there is no named Beneficiary, we pay the death benefit to your estate.

NOTE FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. Spousal Joint Owners may also appoint contingent Beneficiaries. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who were never spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.

If both spousal Joint Owners die before we pay the death benefit, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the spousal Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, if spousal Joint Owners divorce and do not notify us before death, we look to state law regarding divorce and inheritance to determine if the surviving Joint Owner can remain as a Beneficiary. If state law requires that an ex-spouse be removed as a Beneficiary, then we pay any applicable death benefit to the contingent Beneficiaries or the estate of the deceased if there are no named contingent Beneficiaries.

Allianz VisionSM New York Prospectus – April 28, 2014

COVERED PERSON(S)

If you select Income Protector or Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage or initial Income Value Percentage as applicable. When you select one of these benefits, you choose whether you want payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). Joint Covered Persons must be spouses within the meaning of federal tax law during the entire period your selected benefit is in effect. Joint lifetime payments are not available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single lifetime payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

For joint lifetime payments, Covered Persons must be spouses and:

•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments.

After the date Income Protector or Income Focus is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments or Income Focus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. A request is in “Good Order” when it contains all the information we require to process it. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single lifetime payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single lifetime payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.

If you select Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person’s current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount. If you select Income Focus removing a joint Covered Person does not change your annual maximum Income Focus Payment.

Allianz VisionSM New York Prospectus – April 28, 2014

Once we remove a Covered Person, he or she cannot be reinstated.

NOTE: For Joint Owners selecting single lifetime payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.

PAYEE

The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.

ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS

You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.

You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.

Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.

An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.

NOTE IF YOU SELECT INCOME PROTECTOR OR INCOME FOCUS:  An assignment does not change the Covered Person(s). Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person who was previously an Owner or Annuitant no longer has that position, the benefit and any lifetime payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, if the deceased’s spouse continues the Contract, the benefit and lifetime payments continue until the earlier of the date of death of the surviving spouse or last surviving Covered Person. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

Allianz VisionSM New York Prospectus – April 28, 2014

3.	PURCHASE PAYMENTS

PURCHASE PAYMENT REQUIREMENTS

The additional Purchase Payment requirements for this Contract are as follows.

•	If you do not select Income Protector, Income Focus or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.

•
If you select Income Protector, Income Focus or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. If you select Income Protector or Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you select Investment Protector we do not allow additional payments on or after the third rider anniversary.

Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If your benefit is effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary).

If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.

•	We do not accept additional Purchase Payments on or after the Income Date that you take a Full Annuitization.

•	The maximum total Purchase Payments we accept without our prior approval is $1 million including amounts already invested in other Allianz Life of New York variable annuities.

We may, at our sole discretion, waive the minimum Purchase Payment requirements.

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.

If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.

ALLOCATION OF PURCHASE PAYMENTS

You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. Currently we allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.

You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you select Income Protector, Income Focus or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.

You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions by writing, telephone, fax, or email, and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your instructions must include manually signed directions for the plan/program. Future allocation instructions that you submit on our website do not change your allocation instructions for the automatic investment plan or flexible rebalancing program. To change your allocation instructions for this plan or program, you must send us your future allocation instructions by phone, fax or mail. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

Allianz VisionSM New York Prospectus – April 28, 2014

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions which must comply with the allocation requirements and restrictions stated in this section, and if you select Income Protector, Income Focus or Investment Protector they must also comply with the allocation restrictions stated in section 11.a, section 11.b or section 11.c. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. If you select Income Protector, Income Focus or Investment Protector and/or choose to begin Annuity Payments, AIP ends automatically as follows.

•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.

•	If you select Income Protector or Income Focus, AIP ends on the Benefit Date.

•	If you select Investment Protector, AIP ends on the third rider anniversary.

We reserve the right to discontinue or modify AIP at any time and for any reason.

NOTE: For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program transfers Contract Value monthly from the AZL Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.

You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

If you choose to participate in this program, you must allocate at least $1,500 to the AZL Money Market Fund. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the AZL Money Market Fund according to your future Purchase Payment allocation instructions.

Information on the AZL Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.

We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.

Your participation ends on the earliest of the following:

•	the Rider Effective Date if you select Income Focus;

•	the Benefit Date that Lifetime Plus Payments begin if you select Income Protector;

•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);

•	the DCA program period ends (which is either six or twelve months); or

•	your Contract ends.

Allianz VisionSM New York Prospectus – April 28, 2014

If the DCA program ends at your request or because you select Income Focus or request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Money Market Fund according to your future allocation instructions.

NOTE:

•	This program is not available if you select Income Focus.

•
For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Money Market Fund.

4.	VALUING YOUR CONTRACT

Your Contract Value increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.

We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life of NY Variable Account C). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.

ACCUMULATION UNITS

When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.

We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.

Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.

At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.

At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.

COMPUTING CONTRACT VALUE

We calculate your Contract Value at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

Allianz VisionSM New York Prospectus – April 28, 2014

5.	INVESTMENT OPTIONS

The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and primary investments. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. You can obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken.

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.

Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.

The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.35% annually of the average aggregate amount invested by us in the Investment Options.

The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Capital, and Pacific Investment Management Company LLC.

Allianz VisionSM New York Prospectus – April 28, 2014

INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

	AZL MVP Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Allocation among the underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Allocation among the underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

Allianz VisionSM New York Prospectus – April 28, 2014

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL MVP BlackRock Global Allocation Fund	Specialty	High total investment return
Invests primarily (approximately 80% to 100%) in the underlying AZL BlackRock Global Allocation Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation with income as a secondary goal
Invests primarily (approximately 80% to 100%) in the underlying AZL Franklin Templeton Founding Strategy Plus Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests primarily (approximately 80% to 100%) in the underlying AZL Invesco Equity and Income Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

	AZL MVP T. Rowe Price Capital Appreciation Fund	Specialty	Long term capital appreciation with preservation of capital as an important intermediate-term objective
Invests primarily (approximately 80% to 100%) in the underlying AZL T. Rowe Price Capital Appreciation Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund’s assets in a combination of derivative and fixed income instruments.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 65% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Allianz VisionSM New York Prospectus – April 28, 2014

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL Russell 1000 Growth Index Fund	Large Growth	Match the total return of the Russell 1000® Growth Index	Invests in all stocks in the Russell 1000® Growth Index in proportion to their weighting in the index.
	AZL Russell 1000 Value Index Fund	Large Value	Match the total return of the Russell 1000® Value Index	Invests in all stocks in the Russell 1000® Value Index in proportion to their weighting in the index.
	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

DAVIS
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
DREYFUS
Managed by Allianz Investment Management LLC/The Dreyfus Corporation	AZL Dreyfus Research Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.

FEDERATED
Managed by Allianz Investment Management LLC/Federated Global Investment Management Corp.	AZL Federated Clover Small Value Fund	Small Cap	Capital Appreciatiion
Invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Index.

FIDELITY
Managed by Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

Allianz VisionSM New York Prospectus – April 28, 2014

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Administered by Franklin Templeton Services, LLC	Franklin Founding Funds Allocation VIP Fund	Specialty (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income VIP Fund, Mutual Shares VIP Fund, and Templeton Growth VIP Fund.
Managed by Franklin Advisers, Inc.	Franklin High Income VIP Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests predominantly in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Managed by Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including emerging markets.
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 80% of its net assets in equity and income securities. Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 15% of net assets in REITs and up to 25% ot net assets in foreign securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests primarily in income-producing equity securities, including common stocks and convertible securities. May invest up to 15% of net assets in REITs and up to 25% of net assets in foreign securities.

	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund’s subadviser to have strong earnings growth.

Allianz VisionSM New York Prospectus – April 28, 2014

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers from developed countries other than the U.S., primarily those in the MSCI EAFE Index.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
Managed by J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

	AZL MFS Mid Cap Value Fund	Mid Cap	Capital appreciation
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued.

	AZL MFS Value Fund	Large Value	Capital appreciation
The fund seeks capital appreciation and normally invests the Fund’s assets primarily in equity securities. MFS focuses on investing the Fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth.

Managed by Massachusetts Financial Services Company	MFS VIT Research Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation
Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.

MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Morgan Stanley Mid Cap Growth Fund	Mid Cap	Capital growth	Invests at least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.
NFJ
Managed by Allianz Investment Management LLC/NFJ Investment Group LLC	AZL NFJ International Value Fund	International Equity	Long-term growth of capital and income
Invests at least 65% of net assets in equity securities of non-U.S. companies with market capitalization greater than $1 billion, with a significant portion in dividend-paying securities and up to 50% in emerging market securities.

Managed by Allianz Global Investors Fund Management LLC	Allianz NFJ Dividend Value VIT Portfolio	Large Value	Long-term growth of capital and income	Invests at least 80% of net assets in common stocks and other equity securities of companies that pay or are expected to pay dividends, and have market capitalizations greater than $3.5 billion.
OPPENHEIMERFUNDS
Managed by Allianz Investment Management LLC/OppenheimerFunds, Inc.	AZL Oppenheimer Discovery Fund	Small Cap	Capital appreciation
Under normal market conditions, invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Growth Index and that the subadviser believes to have favorable growth prospects.

Allianz VisionSM New York Prospectus – April 28, 2014

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock, of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value. May invest in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.

	PIMCO VIT Global Multi-Asset Managed Volatility Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments. A three-step approach is used in seeking to achieve the return and volatility parameters of the investment objective.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

Allianz VisionSM New York Prospectus – April 28, 2014

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PYRAMIS
Managed by Allianz Investment Management LLC/Pyramis Global Advisors LLC	AZL Pyramis Core Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

T. ROWE PRICE
Managed by Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective.
Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential  for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

Allianz VisionSM New York Prospectus – April 28, 2014

TRANSFERS BETWEEN INVESTMENT OPTIONS

You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.

The following applies to any transfer.

•
The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector, Income Focus and Investment Protector.

•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.

•
If you select Income Protector, Income Focus or Investment Protector, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” in section 11.a, Income Protector; section 11.b, Income Focus; or section 11.c, Investment Protector.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.

•
Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you select Income Protector, Income Focus or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.

We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf.

ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS

We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.

Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.

By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.

Allianz VisionSM New York Prospectus – April 28, 2014

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:

•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).

•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

•	Prohibit transfers into specific Investment Options.

•	Impose other limitations or restrictions to the extent permitted by federal securities laws.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.

We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.

We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.

Allianz VisionSM New York Prospectus – April 28, 2014

In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

NOTE: This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

FLEXIBLE REBALANCING PROGRAM

Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.

NOTE: This program is not available if you select Income Protector, Income Focus or Investment Protector.

Allianz VisionSM New York Prospectus – April 28, 2014

FINANCIAL ADVISER FEES

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal. For tax purposes in most instances, withdrawals are considered to come from earnings first, not Purchase Payments. If any Owner is under age 59½, withdrawals may be subject to a 10% additional federal tax. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

VOTING PRIVILEGES

We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.

We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector’s Benefit Base or Investment Protector’s Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

Allianz VisionSM New York Prospectus – April 28, 2014

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.

MORTALITY AND EXPENSE RISK (M&E) CHARGE

We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.

Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits(1)	1.40%
Base Contract with Maximum Anniversary Death Benefit(2)	1.70%
Base Contract with the Bonus Option(1)	1.90%
Base Contract with the Bonus Option and Maximum Anniversary Death Benefit(2)	2.20%
(1)
Upon the death of the Owner, we continue to assess a M&E charge of either 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts when paying the death benefit under Option B, or with optional payments under Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

(2)
For Contracts issued from April 30, 2012 through April 26, 2013, if you remove an Additional Required Benefit from your Contract without simultaneously replacing it, we no longer assess the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit after the Additional Required Benefit’s rider termination date. In this instance you will not receive any future lock ins of annual investment gains to your death benefit but you keep any prior lock ins.

If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.

The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have the Base Contract with Maximum Anniversary Death Benefit and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.70% M&E charge and we reduce your annuity unit value for the 1.40% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.

The M&E charge compensates us for all your Contract’s benefits, including our contractual obligation to make Annuity Payments, certain Contract expenses, and assuming the expense risk that the current charges are less than future Contract administration costs. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

RIDER CHARGE

If you select Income Protector, Income Focus or Investment Protector, we deduct a rider charge from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base under Income Protector, as a percentage of the Total Income Value under Income Focus, or as a percentage of the Target Value under Investment Protector.

We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We deduct the rider charge for each quarter at the end of the last Business Day before each Quarterly Anniversary with the following exceptions.

•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.

•	If your Contract ends due to death, we deduct the final rider charge before calculating the death benefit.

Allianz VisionSM New York Prospectus – April 28, 2014

Rider Charge
	Maximum	Minimum	Current
Income Protector Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	0.50% 0.50%	1.20% 1.20%
Income Focus Single Income Focus Payments (as a percentage of the Total Income Value) Joint Income Focus Payments (as a percentage of the Total Income Value)	2.75% 2.95%	0.50% 0.50%	1.30% 1.30%
Investment Protector (as a percentage of the Target Value)	2.50%	0.35%	1.30%
For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base. For information on how we calculate the Total Income Value, see section 11.b, Income Focus – Total Income Value. For information on how we calculate the Target Value, see section 11.c, Investment Protector – Target Value.

We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge for Income Protector or Income Focus more than 0.50%, and for Investment Protector more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases.

We deduct the rider charge on a dollar for dollar basis from the Contract Value. We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract’s guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector’s Benefit Base, Income Focus’ Total Income Value, Investment Protector’s Target Value, and Maximum Anniversary Death Benefit’s Maximum Anniversary Value (see section 11.d). If on a Quarterly Anniversary the Contract Value at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments or Income Focus Payments, although we no longer assess or deduct the rider charge.

Changes to the Benefit Base, Total Income Value, or Target Value change the rider charge amount. For example, under Income Protector, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.

This fee compensates us for the benefits provided by Income Protector, Income Focus or Investment Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

CONTRACT MAINTENANCE CHARGE

Your annual contract maintenance charge is $30. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:

•
During the Accumulation Phase for all your Vision New York Contracts if the total Contract Value is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned Vision New York Contracts by using the Owner’s social security number, and for non-individually owned Vision New York Contracts we use the Annuitant’s social security number.

•	During the Annuity Phase.

•	When paying death benefits under death benefit payment options A, B, or C.

We deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values.

Allianz VisionSM New York Prospectus – April 28, 2014

WITHDRAWAL CHARGE

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any withdrawals and any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract charges.

We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; Lifetime Plus Payments; and Income Focus Payments.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.

1.
First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

2.
Then we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.	Finally we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%

Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.

The withdrawal charge compensates us for expenses associated with selling the Contract.

Allianz VisionSM New York Prospectus – April 28, 2014

Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.

1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.

2)
Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we withdraw from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:

(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:

$30,000 x 0.925 = $27,750.

Next we withdraw from the second Purchase Payment. So far, you received $39,750 ($12,000 under the free withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $12,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:

(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:

$12,250 ÷ 0.915 = $13,388

4)	Contract earnings. We already withdrew your requested amount, so this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,388.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life of New York to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.

NOTE:

•
Because we do not reduce the Withdrawal Charge Basis for Contract charges other than the withdrawal charge, we may assess a withdrawal charge on more than the amount you are withdrawing upon a full withdrawal of the total Contract Value. Also, upon full withdrawal, if the Contract Value has declined due to poor performance, the withdrawal charge may be greater than the total Contract Value and you will not receive any money.

•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.

•	Partial Annuitizations reduce the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.

Allianz VisionSM New York Prospectus – April 28, 2014

TRANSFER FEE

The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, and with optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase .

Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.

PREMIUM TAX

Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity. New York does not currently assess a premium tax.

INCOME TAX

Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

INVESTMENT OPTION EXPENSES

The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:

•	by withdrawing your Contract Value;

•	by withdrawing the Target Value on the last Business Day before each Target Value Date (if you select Investment Protector);

•	by taking Lifetime Plus Payments (if you select Income Protector);

•	by taking Income Focus Payments (if you select Income Focus);

•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;

•	by taking Annuity Payments; or

•	when we pay a death benefit.

You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day’s values.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.

*	Does not apply to Lifetime Plus Payments, Income Focus Payments, systematic withdrawals, or required minimum distributions.

**	Does not apply to Lifetime Plus Payments or Income Focus Payments.

Allianz VisionSM New York Prospectus – April 28, 2014

We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you select Income Protector, Income Focus, or Investment Protector and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.

When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:

•	total Contract Value determined at the end of the day,

•	less any final rider charge if you selected Income Protector, Income Focus or Investment Protector,

•	less any withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 7, Expenses for a discussion of these charges.

We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).

NOTE:

•	Ordinary income taxes and tax penalties may apply to any withdrawal you take.

•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Money Market Fund subaccount until the fund is liquidated.

•
For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.

FREE WITHDRAWAL PRIVILEGE

Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.

NOTE: The free withdrawal privilege is not available while you are receiving Lifetime Plus Payments or Income Focus Payments.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. There is no minimum or maximum on the amount you can withdraw under this program. During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.

NOTE:

•	Ordinary income taxes and tax penalties may apply to systematic withdrawals.

•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments, Lifetime Plus Payments or Income Focus Payments.

Allianz VisionSM New York Prospectus – April 28, 2014

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own a Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.

Lifetime Plus Payments or Income Focus Payments can also be used to satisfy your RMD needs. If you begin Lifetime Plus Payments or Income Focus Payments while participating in the minimum distribution program, RMD payments stop on the Business Day immediately before the Benefit Date. You remain in the program (unless you choose to end it), and if your selected benefit’s lifetime payments and Excess Withdrawals taken during a calendar year do not fully satisfy your RMD, we send you an additional RMD payment to satisfy your remaining RMD needs. For more information, see the note in section 11.a, Income Protector – Calculating Your Lifetime Plus Payments, or section 11.b, Income Focus – Calculating Your Income Focus Payments.

NOTE: The minimum distribution program is not available while you are receiving systematic withdrawals.

WAIVER OF WITHDRAWAL CHARGE BENEFIT

After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take a withdrawal and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order before we waive the withdrawal charge.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

*	Including Lifetime Plus Payments, Income Focus Payments, Excess Withdrawals and Cumulative Withdrawals.

Allianz VisionSM New York Prospectus – April 28, 2014

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.

CALCULATING YOUR ANNUITY PAYMENTS

We base Annuity Payments upon the following:

•	The Contract Value on the Income Date.

•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant where permitted.

•	The Annuity Option you select.

•	Your Contract’s mortality table.

We guarantee the dollar amount of fixed Annuity Payments and this amount does not change. Variable payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.

VARIABLE OR FIXED ANNUITY PAYMENTS

You can request Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.

We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.

The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3% or 4.5% AIR. Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.

If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.

Allianz VisionSM New York Prospectus – April 28, 2014

ANNUITY PAYMENT OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.

After the Annuitant’s death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.

Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

NOTE: If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Allianz VisionSM New York Prospectus – April 28, 2014

WHEN ANNUITY PAYMENTS BEGIN

Annuity Payments begin on the Income Date. Your scheduled Income Date is the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the Annuitant’s 90th birthday. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least 13 months after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. If you are required to take a Full Annuitization while you are receiving Lifetime Plus Payments or Income Focus Payments as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the payments you are then receiving as described in the following note.

NOTE:

•
If on the maximum permitted Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance. If you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.

•
For Contracts with Income Protector or Income Focus: If on the maximum permitted Income Date we require you to take a Full Annuitization and you are receiving Lifetime Plus Payments or Income Focus Payments, and your Contract Value is greater than zero, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.

For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.

For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:

•	annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or

•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.

However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.

PARTIAL ANNUITIZATION

Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments or Income Focus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.

NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

Allianz VisionSM New York Prospectus – April 28, 2014

10.	DEATH BENEFIT

“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

The Base Contract provides the Traditional Death Benefit. When you purchased this Contract, you could instead have selected the Maximum Anniversary Death Benefit (for Contracts issued from April 30, 2012 through April 26, 2013, see section 11.d, Maximum Anniversary Death Benefit; for Contracts issued from September 20, 2010 through April 27, 2012 see Appendix G), or for Contracts issued from August 31, 2007 through March 7, 2010, the Quarterly Value Death Benefit (see Appendix F).

The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.

If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we no longer accept additional Purchase Payments or process transfer requests.

TRADITIONAL DEATH BENEFIT

The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.

The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

The Traditional Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.

•	The Business Day the Contract ends.

NOTE:

•
For Contracts with the Bonus Option: Bonus amounts are included in the portion of the death benefit based on Contract Value, but we do not include the bonus in the portion of the death benefit based on Purchase Payments.

•	For Contracts with Income Protector, Income Focus or Investment Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value.

DEATH OF THE OWNER AND/OR ANNUITANT

The appendix to the Statement of Additional Information includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE

If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms. For Contracts issued or delivered in New York, if Option A is selected and we do not pay the claim within seven days, we pay interest on the death benefit amount beginning on the eighth calendar day at the greater of the current settlement rate which we declare annually, or 3%. You can contact our Service Center at the address or phone number listed at the back of this prospectus for information on the current settlement rate.

Allianz VisionSM New York Prospectus – April 28, 2014

Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts. Spouses must qualify as such under federal law to continue the Contract. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Maximum Anniversary Value if the Maximum Anniversary Death Benefit applies. For Contracts with Income Protector, Income Focus or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.

If the surviving spouse continues the Contract:

•	he or she may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and

•	he or she is subject to any remaining withdrawal charge.

Option A: Lump sum payment of the death benefit.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death.  The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. At the end of the fifth year, any remaining death benefit is paid in a lump sum.

Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2 or 5 as described under “Annuity Payment Options” in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy under which the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts.

Distribution must begin within one year of the date of the Owner’s death. Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.

Other rules may apply to Qualified Contracts.

Allianz VisionSM New York Prospectus – April 28, 2014

11.	SELECTION OF OPTIONAL BENEFITS

Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.

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Income Protector. This benefit provides guaranteed lifetime income (called Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on the Benefit Base. Income Protector allows access to both Contract Value and a death benefit for a period of time after payments begin as described in section 11.a, Income Protector. Appendix J contains information specific to older versions of this benefit that were issued from July 22, 2009 to October 12, 2012.

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Income Focus. This benefit provides guaranteed lifetime income called Income Focus Payments (similar to Income Protector’s Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage of each Income Value. Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus allows access to both Contract Value and a death benefit for a period of time as described in section 11.b, Income Focus. Appendix J contains information specific to older versions of this benefit that were issued from April 30, 2012 to July 20, 2012.

NOTE: Income Protector and Income Focus provide no payments before age 60. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments or Income Focus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

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Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains (Target Value) on a future date if you hold the Contract for the required period, as described in section 11.c, Investment Protector. Appendix J contains information specific to older versions of this benefit that were issued from July 22, 2009 to July 19, 2013.

NOTE:  Income Protector and Investment Protector are not available to Contracts issued before April 1, 2009. Income Focus is not available to Contracts issued before April 30, 2012.

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Maximum Anniversary Death Benefit. This benefit locks in any annual investment gains to provide an increased death benefit. For Contracts issued from April 30, 2012 through April 26, 2013 this benefit is described in section 11.d, Maximum Anniversary Death Benefit. For Contracts issued from September 20, 2010 through April 27, 2012 this benefit is described in Appendix G.

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Bonus Option. This benefit provides a 6% bonus on Purchase Payments received before age 81, and has a higher and longer withdrawal charge schedule. The Bonus Option was available from August 31, 2007 through April 26, 2013 and is described in section 11.e, Bonus Option. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.

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Lifetime Benefits. These benefits are similar to Income Protector. They also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit as described in Appendix D. The Lifetime Plus Benefit was available from August 31, 2007 to March 31, 2009 allowed single payments to begin from age 55 to age 90, and joint payments to begin from age 60 to age 90. The Lifetime Plus 8 Benefit was available from August 7, 2008 to March 31, 2009 and payments can begin from age 65 to 90.

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Target Date Benefits. These benefits are similar to Investment Protector. They also provide a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently as described in Appendix E. The Target Date Retirement Benefit was available from May 1, 2008 to January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 to March 31, 2009.

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Quarterly Value Death Benefit. This benefit locks in any quarterly investment gains to provide an increased death benefit as described in Appendix F. The Quarterly Value Death Benefit was only available at issue from August 31, 2007 to March 7, 2010.

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Short Withdrawal Charge Option. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years as described in Appendix H. It was only available at issue from May 1, 2008 through July 23, 2012.

Allianz VisionSM New York Prospectus – April 28, 2014

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No Withdrawal Charge Option. This benefit eliminates the Base Contract’s withdrawal charge as described in Appendix I. It was only available at issue from May 1, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012.

If you selected the Maximum Anniversary Death Benefit, Quarterly Value Death Benefit, Bonus Option, Short Withdrawal Charge Option or No Withdrawal Charge Option, and you cannot remove any of these benefits from your Contract.

If you selected the No Withdrawal Charge Option, or if your Contract was issued from April 30, 2012 through April 26, 2013 with the Maximum Anniversary Death Benefit, your Contract must also include an Additional Required Benefit (Income Protector, Income Focus, Investment Protector, or one of the previously available Lifetime Benefits or Target Date Benefits).

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If you selected the No Withdrawal Charge Option, you can only remove the Additional Required Benefit if we increase the rider charge (Income Protector, Income Focus or Investment Protector only), or if you can simultaneously replace your selected Additional Required Benefit as discussed next in this section. Removing an Additional Required Benefit because we increase the rider charge does not end the No Withdrawal Charge Option.

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If you selected the Maximum Anniversary Death Benefit and you remove an Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of annual investment gains to your death benefit, but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit.

You may be able to select either Income Protector, Income Focus or Investment Protector once on a Quarterly Anniversary during the Accumulation Phase, if available. You cannot have more than one of these benefits at the same time. You can select Income Protector before the older Covered Person reaches age 81. You can select Income Focus once the younger Covered Person reaches age 45 and before the older Covered Person reaches age 81. You can select Investment Protector before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).

Once selected, you can remove Income Protector, Income Focus or Investment Protector subject to certain restrictions (for more information see, Removing Income Protector in section 11.a, Removing Income Focus in section 11.b, and Removing Investment Protector in section 11.c). You cannot re-select Income Protector, Income Focus or Investment Protector in the future after you remove it from your Contract.

REPLACING OPTIONAL BENEFITS

You can replace a benefit one time as follows if you meet the age selection requirement and the new benefit is available.

•	Replace Income Focus with Investment Protector.

•	Replace Income Protector with Investment Protector (if your Contract was issued on or after April 1, 2009).

•	Replace Investment Protector with Income Protector (if your Contract was issued on or after April 1, 2009) or Income Focus (if your Contract was issued on or after April 30, 2012).

If you replace one optional benefit with another, we require you to reallocate your Contract Value and change your future allocation instructions to comply with the replacement benefit’s Investment Option allocation and transfer restrictions.

These are the only replacements we allow. Replacements include both the simultaneous removal and addition of benefits on a Quarterly Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. The guarantees of the new benefit may be more or less than the benefit you are replacing.

NOTE:  You cannot replace any of the previously available Lifetime Benefits or Target Date Benefits.

Allianz VisionSM New York Prospectus – April 28, 2014

Primary Differences Between Income Protector, Income Focus and Investment Protector
	Income Protector	Income Focus	Investment Protector
What are the benefit features?	Lifetime income payments (Lifetime Plus Payments) with continued access to both Contract Value and a death benefit.	Lifetime income payments (Income Focus Payments) with continued access to both Contract Value and a death benefit.	A future Contract Value guarantee (the Target Value).
On whom do we base the benefit?	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Owner (or Annuitant if Owner is a non-individual).
What are the current charges?	The current rider charge is 1.20% of the Benefit Base for single and joint Lifetime Plus Payments.	The current rider charge is 1.30% of the Total Income Value for single and joint Income Focus Payments.	The current rider charge is 1.30% of the Target Value.
Can the rider charge increase?	Yes, on each Quarterly Anniversary up to 2.50% for single or 2.75% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.75% for single or 2.95% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.50% or we can decrease it to 0.35%. However, we cannot increase or decrease it more than 0.35% in any twelve-month period.
Do we restrict additional Purchase Payments?	We only accept additional Purchase Payments before the Benefit Date. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.	We only accept additional Purchase Payments before the Benefit Date. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.
We only accept additional Purchase Payments before the third rider anniversary. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

Do we restrict allocations and transfers?	Yes, we restrict the number of Investment Options available to you, but not the amount you can allocate to any one Investment Option.	Yes, we restrict the number of Investment Options available to you, but not the amount you can allocate to any one Investment Option.	Yes, and the restrictions change over time and become more conservative.
Is there a waiting period to access the benefit?	No, if the younger Covered Person meets the minimum exercise age of 60 when you select the benefit.	No, if the younger Covered Person meets the minimum exercise age of 60 when you select the benefit.	The earliest available initial Target Value Date is ten years after you select the benefit (the tenth rider anniversary).
Is there a mandatory beginning date?	No, but if you do not begin Lifetime Plus Payments during the eligibility period, Income Protector ends and you will not receive any payments.	No, but if you do not begin Income Focus Payments during the eligibility period, Income Focus ends and you will not receive any payments.	Yes. The initial Target Value Date is when the Contract Value guarantee first takes effect. Subsequent dates occur every five years.
What are the guaranteed values?
The guaranteed value is Lifetime Plus Payments, which are a percentage of the Benefit Base. The Benefit Base is based on the greater of the highest quarterly Contract Value, or quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest to equal the Contract Value, if greater.

The guaranteed value is Income Focus Payments, which is the total of each Income Value multiplied by its associated Income Value Percentage. Income Value Percentages can increase by 1% each year if your Contract Value increases.

The Target Value is the greater of a percentage of the highest Contract Anniversary value, or total Purchase Payments adjusted for withdrawals. It is guaranteed to be available on the last Business Day before each Target Value Date.

Allianz VisionSM New York Prospectus – April 28, 2014

11.a INCOME PROTECTOR

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

There are several important points to consider before selecting Income Protector.

•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages.

•	Income Protector provides no payment until the younger Covered Person is at least age 60.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not create Contract Value or guarantee Investment Option performance.

•	If you have the No Withdrawal Charge Option, you can only remove Income Protector as discussed under “Removing Income Protector” below.

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If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payments and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•	If you select this benefit, any active flexible rebalancing program ends.

•	If you take less than the annual maximum Lifetime Plus Payment, you will not receive an annual payment increase.

Please discuss Income Protector’s appropriateness with your Financial Professional and tax adviser.

SELECTING INCOME PROTECTOR

For Contracts issued on or after April 1, 2009, if available as described in the Note below, you can select Income Protector on any Quarterly Anniversary during the Accumulation Phase once before the older Covered Person reaches age 81. Covered Person(s) are discussed in section 2.

You can select Income Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

NOTE:

•	You cannot have Income Protector and Income Focus or Investment Protector at the same time. You can only have one of these benefits.

•	You can only select Income Protector one time. You cannot select Income Protector, remove it from your Contract and then reselect it.

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Income Protector is not available to Contracts issued before April 1, 2009, or if your Contract ever included Income Focus. If you have questions about whether Income Protector is available to you, please contact our Service Center at (800) 624-0197.

REMOVING INCOME PROTECTOR

You can remove Income Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract. If you have the No Withdrawal Charge Option, you can only remove Income Protector if we increase the rider charge, or if you simultaneously replace it with Investment Protector. Removing Income Protector because we increase the rider charge does not end the No Withdrawal Charge Option.

Allianz VisionSM New York Prospectus – April 28, 2014

You can remove Income Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary. If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.

On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or

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quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).

We determine your payment percentage by using the Annual Maximum Lifetime Plus Payment Table. We establish your Contract’s Annual Maximum Lifetime Plus Payment Table on the Rider Effective Date and we cannot reduce these payment percentages.

Annual Maximum Lifetime Plus Payment Table
Age of the Covered Person for single Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage	Age of the younger Covered Person for joint Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%	60 – 64	3.5%
65 – 79	4.5%	65 – 79	4.0%
80+	5.5%	80+	5.0%
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”

BENEFIT BASE

The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.

On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.

Allianz VisionSM New York Prospectus – April 28, 2014

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

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If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% payment percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the payment percentage increases to 4.5% based on the Covered Person’s age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.

QUARTERLY ANNIVERSARY VALUE

While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

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We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

ANNUAL INCREASE

While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.

On each Quarterly Anniversary during the guarantee years, we apply a simple interest increase of one-fourth of the annual increase percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the guarantee years.

We establish your Contract’s number of guarantee years and annual increase percentage on the Rider Effective Date and we cannot change them. The guarantee years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of guarantee years is 30, the annual increase percentage is 6% and the quarterly simple interest increase is 1.5%.

If the Rider Effective Date is the Issue Date, both the Annual Increase and Increase Base are initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, both the Annual Increase and Increase Base are initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.

•	We increase them by the amount of any additional Purchase Payments.

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We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

Allianz VisionSM New York Prospectus – April 28, 2014

On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:

a + (b x (c – d))

Where:

a =	The Annual Increase at the end of the prior Business Day;

b =	The annual increase percentage we set on the Rider Effective Date divided by four (which is currently 1.5% as stated above);

c =	The Increase Base at the end of the prior Business Day; and

d =
Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.

*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.

The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of guarantee years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of guarantee years is 30 years, then the maximum Rider Anniversary is September 1, 2039.

We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.

NOTE: For Contracts with the Bonus Option, the bonus is not included in the parts of this value based on Purchase Payments.

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract’s minimum exercise age on the Rider Effective Date and we cannot increase it. The minimum exercise age is 60.

We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.

If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Allianz VisionSM New York Prospectus – April 28, 2014

Once Lifetime Plus Payments begin:

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.

•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•	If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.

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The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.

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Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.

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Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

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Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.

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We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.

NOTE: If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Annual Maximum Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview”). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.

The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.

Allianz VisionSM New York Prospectus – April 28, 2014

If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

Excess Withdrawals

Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.

For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

NOTE:

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For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitization, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

Allianz VisionSM New York Prospectus – April 28, 2014

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

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If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

TAXATION OF LIFETIME PLUS PAYMENTS

We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.

If you select Income Protector, we currently require you to allocate your Contract Value to the Investment Options listed below.

Income Protector available Investment Options
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Invesco Equity and Income Fund
AZL MVP T. Rowe Price Capital Appreciation Fund
AZL Pyramis Core Bond Fund

Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.

NOTE: For previous versions of Income Protector (available from July 22, 2009 through October 12, 2012), the available Investment Options are listed in Appendix J. The version identifier (for example, (07.12)) is located in your rider.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

Allianz VisionSM New York Prospectus – April 28, 2014

WHEN INCOME PROTECTOR ENDS

Income Protector ends on the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.

•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.

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Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues.

•	The date of death of the last surviving Covered Person.

•	The Business Day the Contract ends.

NOTE: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

11.b INCOME FOCUS

We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

There are several important points to consider before selecting Income Focus.

•	If you do not begin Income Focus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages.

•	Income Focus provides no payment until the younger Covered Person is at least age 60.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not create Contract Value or guarantee Investment Option performance.

•	If you have the No Withdrawal Charge Option, you can only remove Income Focus as discussed under “Removing Income Focus” below.

•
If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payment and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and whether or not you receive any Performance Increases.

•	If you select this benefit, any active dollar cost averaging program or flexible rebalancing program ends.

•	If you take less than the annual maximum Income Focus Payment, you will not receive a Performance Increase.

Please discuss Income Focus’s appropriateness with your Financial Professional and tax adviser.

Allianz VisionSM New York Prospectus – April 28, 2014

SELECTING INCOME FOCUS

For Contracts issued on or after April 30, 2012, if available as described in the Note below, you can select Income Focus on any Quarterly Anniversary during the Accumulation Phase once the younger Covered Person reaches age 45 and before the older Covered Person reaches age 81. Covered Person(s) are discussed in section 2.

You can select Income Focus by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

NOTE:

•	You cannot have Income Focus and Income Protector or Investment Protector at the same time. You can only have one of these benefits.

•	You can only select Income Focus one time. You cannot select Income Focus, remove it from your Contract and then reselect it.

•
Income Focus is not available to Contracts issued before April 30, 2012, or if your Contract ever included Income Protector. If you have questions about whether Income Focus is available to you, please contact our Service Center at (800) 624-0197.

REMOVING INCOME FOCUS

You can remove Income Focus from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract. If you have the No Withdrawal Charge Option, you can only remove Income Focus if we increase the rider charge, or if you simultaneously replace it with Investment Protector. Removing Income Focus because we increase the rider charge does not end the No Withdrawal Charge Option.

You can remove Income Focus by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

You must transfer your Contract Value out of Income Focus’ Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.

On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

Allianz VisionSM New York Prospectus – April 28, 2014

INCOME FOCUS PAYMENT OVERVIEW

Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under “Income Values.” Each Income Value has an associated Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person’s age at the time you select Income Focus as set out in the following table. We establish your Contract’s Initial Payment Percentage Table on the Rider Effective Date and we cannot reduce these percentages even for additional Purchase Payments.

Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under “Income Value Percentages and Performance Increases.” You can receive Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.

The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see “Income Value Percentages and Performance Increases.”

Example

Assume you purchase a Contract at age 60 with a $100,000 initial Purchase Payment, select Income Focus and are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).

On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).

If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].

TOTAL INCOME VALUE

The Total Income Value determines your rider charge and is equal to the sum of all Income Values.

Allianz VisionSM New York Prospectus – April 28, 2014

INCOME VALUES

Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.

For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.

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If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.

•
If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.

If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.

Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for other Contract charges.

NOTE: For Contracts with the Bonus Option, bonus amounts are not included in the Income Values or Total Income Value.

INCOME VALUE PERCENTAGES AND PERFORMANCE INCREASES

Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.

Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in “Income Focus Payment Overview.”

On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase to each Income Value Percentage associated with an eligible Income Value if the Contract Value increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91. We establish your Contract’s Performance Increase percentage on the Rider Effective Date and we cannot reduce it even for additional Purchase Payments. The Performance Increase is 1%.

Performance Increases On or Before the Benefit Date

On each Rider Anniversary you receive a Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the Contract Value we determined at the end of the prior Business Day.

However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if your Contract Value at the end of the prior Business Day less any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.

Allianz VisionSM New York Prospectus – April 28, 2014

Performance Increases After the Benefit Date

On each Benefit Anniversary you receive a Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary).

NOTE:

•	Performance Increases are not available once the older Covered Person reaches age 91.

•	After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.

•
If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.

REQUESTING INCOME FOCUS PAYMENTS

You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract’s minimum exercise age on the Rider Effective Date and we cannot increase it. The minimum exercise age is 60.

We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.

If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Once Income Focus Payments begin:

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal program ends.

•	The free withdrawal privilege is not available.

•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.

•	You can only change the Owner if you selected joint Income Focus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•	If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

•	If you take a Full Annuitization, Income Focus Payments stop and Income Focus ends.

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The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.

•
Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.

Allianz VisionSM New York Prospectus – April 28, 2014

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Each Income Focus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.

•
You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.

CALCULATING YOUR INCOME FOCUS PAYMENTS

The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.

You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.

The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.

If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

Allianz VisionSM New York Prospectus – April 28, 2014

Excess Withdrawals

Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.

For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitization, if on the maximum permitted Income Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

TAXATION OF INCOME FOCUS PAYMENTS

We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.

Allianz VisionSM New York Prospectus – April 28, 2014

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Income Focus, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.

If you select Income Focus, we currently require you to allocate your Contract Value to the Investment Options listed below.

Income Focus available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund AZL MVP Invesco Equity and Income Fund AZL MVP T. Rowe Price Capital Appreciation Fund PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.

NOTE: For the previous version of Income Focus (available from April 30, 2012 through July 20, 2012), the available Investment Options are listed in Appendix J. The version identifier (for example, (05.12)) is located in your rider.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN INCOME FOCUS ENDS

Income Focus ends on the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.

•	The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100.

•
Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues.

•	The date of death of the last surviving Covered Person.

•	The Business Day the Contract ends.

NOTE: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. This means that Income Focus Payments may end even if a Covered Person is still alive.

Allianz VisionSM New York Prospectus – April 28, 2014

11.c INVESTMENT PROTECTOR

Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select is the tenth Rider Anniversary and subsequent Target Value Dates occur on every subsequent fifth Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to consider before selecting Investment Protector.

•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.

•	This benefit does not guarantee Investment Option performance.

•	If you have the No Withdrawal Charge Option, you can only remove Investment Protector as discussed under “Removing Investment Protector” below.

•
If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payment and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value.

Please discuss Investment Protector’s appropriateness with your Financial Professional.

SELECTING INVESTMENT PROTECTOR

For Contracts issued on or after April 1, 2009, if available as described in the Note below, you can select Investment Protector on any Quarterly Anniversary during the Accumulation Phase once before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).

You can select Investment Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.

NOTE:

•	You cannot have Investment Protector and Income Protector or Income Focus at the same time. You can only have one of these benefits.

•	You can only select Investment Protector one time. You cannot select Investment Protector, remove it from your Contract and then reselect it.

•
Investment Protector is not available to Contracts issued before April 1, 2009. If you have questions about whether Investment Protector is available to you, please contact our Service Center at (800) 624-0197.

REMOVING INVESTMENT PROTECTOR

You can remove Investment Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract. If you have the No Withdrawal Charge Option, you can only remove Investment Protector if we increase the rider charge, or if you simultaneously replace it with Income Protector. Removing Investment Protector because we increase the rider charge does not end the No Withdrawal Charge Option.

Allianz VisionSM New York Prospectus – April 28, 2014

You can remove Investment Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary. If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You select the initial Target Value Date when you select this benefit. The earliest available initial Target Value Date is the tenth Rider Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every fifth Rider Anniversary after the initial Target Value Date while this benefit is in effect.

For example, you purchase a Contract as the sole Owner on September 1, 2009 and you are age 70. You select Investment Protector on the first Quarterly Anniversary, December 1, 2009 and you are still age 70. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.

At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date are the only days that we guarantee your Contract Value equals the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.

We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.

Initial Target Value Date Resets

After the Rider Effective Date, you can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is ten Rider Anniversaries after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.

Allianz VisionSM New York Prospectus – April 28, 2014

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.

On each Business Day the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the guarantee percentage of 80% or one of the following. We establish your Contract’s guarantee percentage on the Rider Effective Date and we cannot change it.

•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

•
If you select the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date, plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.

•
If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date, plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.

Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

If the Rider Effective Date is the Issue Date, the Rider Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Rider Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).

At the end of each Business Day, we adjust the Rider Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Rider Anniversary, we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.

NOTE: For Contracts with the Bonus Option, the bonus is not included in the parts of this value based on Purchase Payments.

Allianz VisionSM New York Prospectus – April 28, 2014

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

If you select Investment Protector, we establish your Contract’s Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.

These are the current Investment Option groups.

TABLE 1: Investment Protector Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Dreyfus Research Growth Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund

AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Growth Fund
AZL MVP Fusion Moderate Fund
AZL NFJ International Value Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Allianz NFJ Dividend Value VIT Portfolio
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
Templeton Growth VIP Fund

Fixed Income Group
AZL Enhanced Bond Index Fund AZL Money Market Fund AZL Pyramis Core Bond Fund JP Morgan Insurance Trust Core Bond Portfolio MFS VIT Research Bond Portfolio Franklin U.S. Government Securities VIP Fund
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio
Templeton Global Bond VIP Fund

NOTE: For previous versions of Investment Protector (available from July 22, 2009 through July 19, 2013), the available Investment Options are listed in Appendix J. The version identifier (for example, (07.12)) is located in your rider.

Allianz VisionSM New York Prospectus – April 28, 2014

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.

TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM New York Prospectus – April 28, 2014

You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows.

1.
We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).

2.
If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.

3.
If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:

a =	The new required group allocation on the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.

•	Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.

•
The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

WHEN INVESTMENT PROTECTOR ENDS

Investment Protector ends upon the earliest of the following.

•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	The Business Day the Contract ends.

Allianz VisionSM New York Prospectus – April 28, 2014

11.d MAXIMUM ANNIVERSARY DEATH BENEFIT

We designed the Maximum Anniversary Death Benefit to lock in any annual investment gains to provide an increased death benefit for Beneficiaries. The Maximum Anniversary Death Benefit described in this section was only available at issue on Version B Contracts from April 30, 2012 through April 26, 2013. Please see Appendix G for information on the previous versions of the Maximum Anniversary Death Benefit, or Appendix F for information on the Quarterly Value Death Benefit that was available from August 31, 2007 through March 7, 2010. You cannot remove the Maximum Anniversary Death Benefit from your Contract. The Maximum Anniversary Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.

The Maximum Anniversary Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Maximum Anniversary Value. For a sole Beneficiary, we determine the Maximum Anniversary Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Maximum Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.

The Maximum Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.

At the end of each Business Day, we adjust the Maximum Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

On each Contract Anniversary before the end date, we compare the Maximum Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Maximum Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.

The end date occurs on the earliest of:

•	the rider termination date if you remove an Additional Required Benefit and do not simultaneously replace it with another Additional Required Benefit;

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or

•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.

The Maximum Anniversary Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Maximum Anniversary Value and Contract Value are both zero.

•	The Business Day the Contract ends.

NOTE:

•
Requires selection of an Additional Required Benefit. If you remove the Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of annual investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit.

•
If you select Income Protector or Income Focus, your Contract Value decreases with each Lifetime Plus Payment or Income Focus Payment, Excess Withdrawal, and rider charge deduction, which reduces the likelihood of locking in investment gains and directly reduces the Maximum Anniversary Value.

•	For Contracts with the Bonus Option, bonus amounts are not included in the parts of the Maximum Anniversary Value based on Purchase Payments.

Allianz VisionSM New York Prospectus – April 28, 2014

11.e BONUS OPTION

We designed the Bonus Option for Owners who believe the bonus’ returns are offset by this benefit’s additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81 (or the Annuitant reaches age 81 if Owner is a non-individual). After a withdrawal, we only apply a bonus to the part of additional Purchase Payments that are greater than total Purchase Payments previously withdrawn. The Bonus Option was only available at issue on Version A Contracts from August 31, 2007 through April 29, 2011, and Version B Contracts from May 2, 2011 through April 26, 2013. You cannot remove the Bonus Option from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.

The bonus is subject to the following terms.

●	We include the bonus in any part of a guaranteed value based on Contract Value, but not in any part of a guaranteed value based on Purchase Payments.

●	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.

●	All bonus gains and losses are part of your Contract Value.

We pay all bonus amounts from the general account assets of Allianz Life of New York. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.

NOTE:

•	The bonus may be more than offset by the Bonus Option’s additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.

•	The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit complies with IRA requirements.

12.	TAXES

This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the Statement of Additional Information, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.

QUALIFIED AND NON-QUALIFIED CONTRACTS

Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).

Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70½.

As of April 26, 2013, we offered the following types of Qualified Contracts.

Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualified retirement plans are eligible to purchase this Contract.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.

Allianz VisionSM New York Prospectus – April 28, 2014

TAXATION OF ANNUITY CONTRACTS

The Contract has the following tax characteristics.

•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.

•
When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax funds distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.

•
Beginning in 2013, distributions from Non-Qualified Contracts are considered investment income for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

•
If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

•
If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-fax funds.

•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.

•
If you take out earnings before age 59½, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.

•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

•
Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.

•
Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.

TAXATION OF LIFETIME PAYMENTS

We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.

Allianz VisionSM New York Prospectus – April 28, 2014

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	unless you have the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE OF NEW YORK

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is One Chase Manhattan Plaza, 37th Floor, New York, NY 10005-1423. We offer variable annuities. We are licensed to do direct business in 6 states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life of New York.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with Allianz Life Financial for the distribution of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf.

Allianz VisionSM New York Prospectus – April 28, 2014

We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.

We intend to recover commissions and other expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

In certain instances, we and/or Allianz Life Financial may make payments to a broker/dealer for inclusion of this Contract in its list of products that it offers for sale.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to their Financial Professionals;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

The Investment Options may assess a Rule 12b-1 fee. These fees are paid to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.

Allianz VisionSM New York Prospectus – April 28, 2014

In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to Allianz Life Financial or its affiliates.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. Our Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

Like other life insurance companies, we from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in Part C of the Registration Statement.

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934

Allianz Life of New York hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

Allianz VisionSM New York Prospectus – April 28, 2014

14.	PRIVACY AND SECURITY STATEMENT

2014
Your privacy is a high priority for Allianz Life Insurance Company of New York (Allianz Life® of NY). Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we maintain about you.

Information about you that Allianz Life of NY collects

Allianz Life of NY collects information about you so that we can provide you with the products and services you have requested, maintain your account, improve our services, and inform you of additional products or services that may be of interest to you. We limit the amount of information collected to what we feel is needed for these purposes. We may collect your information from the following sources:

•
From you, either directly or through your agent. This includes information on your insurance application or other information provided during the application process or while you hold a policy with us.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or health provider. This is medical information about you, gathered with your written authorization.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report.

•
From sources using the information you provide, in order to obtain updated or additional information. An example is the U.S. Postal Service, in order to validate your current mailing address so that we may maintain records to correspond with you.

Information about you that Allianz Life of NY shares

Allianz Life of NY does not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share your information as follows:

•
With affiliates and service providers in order to administer or service your policy, and with research groups to conduct various studies. However, no individual is identified in any study or summary report. These companies sign a Privacy and Security Agreement, requiring them to protect your information.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent and their affiliates so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.

Allianz Life of NY does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you. We also do not share your information with any of our affiliated companies, except to administer or service your policy.

Allianz Life of NY policies and practices regarding security of your information

Allianz Life of NY uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations and are in place to secure our websites and protect the information that may be shared over these sites.

When you visit our website, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily. Refer to the Privacy link at the bottom of our website for more information on browsing privacy practices.

Your ability to access and correct your information

You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information. Alternatively, you may also make your request through our secure website.

Allianz VisionSM New York Prospectus – April 28, 2014

Within 30 working days of our receipt of your request, your information will be available. You may see the information in person or we will send you a copy. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below, or through our secure website. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you that is obtained from a consumer reporting agency or a Department of Motor Vehicles. At your request, we will provide you with the names and addresses of these agencies so that you can contact them directly.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website at www.allianzlife.com/newyork.

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Privacy Office at 800.950.5872, write us at the following address, or contact us via the website.

Allianz Life Insurance Company of New York
Home Office: New York, NY

Administrative Office
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

800.950.5872

M40018-NY (R-12/2013)

15.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life of New York……………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Federal Estate Taxes…………………………………	10
Taxation of Annuities in General………………………………..	3	Generation-Skipping Transfer Tax………………….	10
Qualified Contracts……………………………………………….	4	Foreign Tax Credits…………………………………..	10
Purchasing a Qualified Contract………………………………..	5	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts………………………………..	6	Annuity Payments………………………………………..	11
Distributions Non-Qualified Contracts………………………….	7	Annuity Payment Options……………………………	11
Required Distributions……………………………………………	7	Annuity Units/Calculating Variable Annuity
Diversification……………………………………………………..	8	Payments………………………….…………….	13
Owner Control…………………………………………………….	8	Financial Statements…………………………………….	13
Contracts Owned by Non-Individuals…………………………..	8	Appendix A – Death of the Owner and/or Annuitant…	14
Annuity Purchases by Nonresident Aliens and Foreign		Appendix B – Condensed Financial Information	16
Corporations…………………………………………………...	8

Allianz VisionSM New York Prospectus – April 28, 2014

APPENDIX A – ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
BLACKROCK
AZL BlackRock Capital Appreciation Fund	.80	.25	–	.06	–	1.11
AZL Enhanced Bond Index Fund	.35	.25	–	.06	.03	.69
AZL International Index Fund	.35	.25	–	.16	–	.76
AZL Mid Cap Index Fund	.25	.25	–	.08	.02	.60
AZL Money Market Fund	.35	.25	–	.05	–	.65
AZL Russell 1000 Growth Index Fund	.44	.25	–	.09	–	.78
AZL Russell 1000 Value Index Fund	.44	.25	–	.08	.01	.78
AZL S&P 500 Index Fund – Class 2.17		.25	–	.07	–	.49
AZL Small Cap Stock Index Fund	.26	.25	–	.08	.05	.64
BlackRock Global Allocation V.I. Fund – Class 3.62		.25	–	.24	–	1.11
DAVIS
Davis VA Financial Portfolio	.55	–	–	.13	–	.68
DREYFUS
AZL Dreyfus Research Growth Fund	.76	.25	–	.06	–	1.07
FEDERATED
AZL Federated Clover Small Value Fund	.75	.25	–	.08	.04	1.12
FIDELITY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.55	1.05
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.63	1.13
FRANKLIN TEMPLETON
AZL Franklin Templeton Founding Strategy Plus Fund	.70	.25	–	.10	–	1.05
Franklin Founding Funds Allocation VIP Fund – Class 2.00		.25	–	.11	.66	1.02
Franklin High Income VIP Fund – Class 2.52		.25	–	.06	–	.83
Franklin Income VIP Fund – Class 2.45		.25	–	.02	–	.72
Franklin Mutual Shares VIP Fund – Class 2.60		.25	–	.11	–	.96
Franklin U.S. Government Securities VIP Fund – Class 2.47		.25	–	.02	–	.74
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.05	–	.76
Templeton Growth VIP Fund – Class 2.75		.25	–	.03	–	1.03
GATEWAY
AZL Gateway Fund	.80	.25	–	.06	–	1.11
INVESCO
AZL Invesco Equity and Income Fund	.75	.25	–	.06	.01	1.07
AZL Invesco Growth and Income Fund	.75	.25	–	.05	–	1.05
AZL Invesco International Equity Fund	.90	.25	–	.09	.02	1.26
J.P. MORGAN
AZL JPMorgan International Opportunities Fund	.95	.25	–	.09	–	1.29
AZL JPMorgan U.S. Equity Fund – Class 2.80		.25	–	.06	–	1.11
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.20	.01	.86
MFS
AZL MFS Investors Trust Fund	.75	.25	–	.06	–	1.06
AZL MFS Mid Cap Value Fund	.75	.25	–	.06	–	1.06
AZL MFS Value Fund	.74	.25	–	.06	–	1.05
MFS VIT Research Bond Portfolio – Service Class	.50	.25	–	.04	–	.79
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.14	–	1.29
AZL Morgan Stanley Mid Cap Growth Fund	.80	.25	–	.07	–	1.12

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix A

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
NFJ
AZL NFJ International Value Fund	.90	.25	–	.08	–	1.23
Allianz NFJ Dividend Value VIT Portfolio	.70	.25	–	.29	–	1.24
OPPENHEIMERFUNDS
AZL Oppenheimer Discovery Fund	.85	.25	–	.06	–	1.16
PIMCO
PIMCO EqS Pathfinder Portfolio – Advisor Class	1.10	.25	–	.01	.02	1.38
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.76	1.335
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	.08	.12	1.09
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	–	–	1.00
PIMCO VIT Global Advantage Strategy Bond Portfolio – Admin. Class	.75	–	.15	–	–	.90
PIMCO VIT Global Bond Portfolio (Unhedged) – Admin. Class	.75	–	.15	.03	–	.93
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio – Admin. Class	.95	–	.15	.01	.52	1.63
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio – Admin. Class	1.05	_	.15	–	.48	1.68
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	–	–	.75
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.05	–	.70
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	–	–	.65
PIMCO VIT Unconstrained Bond Portfolio – Admin Class	.90	–	.15	–	–	1.05
PYRAMIS
AZL Pyramis Core Bond Fund	.50	.25	–	.06	.02	.83
SCHRODER
AZL Schroder Emerging Markets Equity Fund	1.23	.25	–	.22	–	1.70
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.06	.01	1.07
This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.03	.08	.62	.70
AZL Growth Index Strategy Fund	.05	–	.02	.07	.60	.67
AZL MVP Fusion Balanced Fund	.20	–	.02	.22	.85	1.07
AZL MVP Fusion Conservative Fund	.20	–	.04	.24	.79	1.03
AZL MVP Fusion Growth Fund	.20	–	.02	.22	.94	1.16
AZL MVP Fusion Moderate Fund	.20	–	.02	.22	.89	1.11
AZL MVP Balanced Index Strategy Fund	.10	–	.07	.17	.59	.76
AZL MVP BlackRock Global Allocation Fund	.10	–	.03	.13	1.08	1.21
AZL MVP Franklin Templeton Founding Strategy Plus Fund	.10	–	.07	.17	.99	1.16
AZL MVP Growth Index Strategy Fund	.10	–	.03	.13	.57	.70
AZL MVP Invesco Equity and Income Fund	.10	–	.06	.16	.92	1.08
AZL MVP T. Rowe Price Capital Appreciation Fund	.10	--	.05	.15	.97	1.12

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix A

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the lowest and highest combination of M&E charges as of the end of December 31, 2013 is listed in the tables below. A separate rider charge may also apply to your Contract if you select Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.40%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.20%

NOTE: The following Investment Options commenced operations under this Contract after December 31, 2013. Therefore, no AUV information is shown for: AZL Enhanced Bond Index Fund, AZL MVP T. Rowe Price Capital Appreciation Fund, AZL NFJ International Value Fund, AZL Russell 1000 Growth Index Fund, AZL Russell Value Index Fund, Allianz NFJ Dividend Value VIT Portfolio, JPMorgan Insurance Trust Core Bond Portfolio, and MFS VIT Research Bond Portfolio.

(Number of Accumulation Units in thousands)

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.035	28	12/31/2009	N/A	10.019	31
12/31/2010	10.035	10.934	363	12/31/2010	10.019	10.830	96
12/31/2011	10.934	11.042	744	12/31/2011	10.830	10.850	86
12/31/2012	11.042	12.008	862	12/31/2012	10.850	11.705	75
12/31/2013	12.008	13.372	786	12/31/2013	11.705	12.931	68
AZL BlackRock Capital Appreciation Fund
12/31/2007	N/A	13.110	4	12/31/2007	N/A	12.741	0
12/31/2008	13.110	8.225	14	12/31/2008	12.741	7.930	1
12/31/2009	8.225	10.987	72	12/31/2009	7.930	10.508	7
12/31/2010	10.987	12.914	91	12/31/2010	10.508	12.253	7
12/31/2011	12.914	11.575	156	12/31/2011	12.253	10.895	22
12/31/2012	11.575	12.980	292	12/31/2012	10.895	12.120	42
12/31/2013	12.980	17.080	297	12/31/2013	12.120	15.820	36
AZL Dreyfus Research Growth Fund
12/31/2007	N/A	11.526	1	12/31/2007	N/A	10.780	0
12/31/2008	11.526	6.634	11	12/31/2008	10.780	6.155	3
12/31/2009	6.634	8.816	14	12/31/2009	6.155	8.114	14
12/31/2010	8.816	10.686	22	12/31/2010	8.114	9.757	1
12/31/2011	10.686	10.201	31	12/31/2011	9.757	9.240	2
12/31/2012	10.201	11.844	53	12/31/2012	9.240	10.642	2
12/31/2013	11.844	15.884	54	12/31/2013	10.642	14.158	4

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Federated Clover Small Value Fund
12/31/2007	N/A	17.485	3	12/31/2007	N/A	16.623	0
12/31/2008	17.485	11.426	13	12/31/2008	16.623	10.775	1
12/31/2009	11.426	14.716	17	12/31/2009	10.775	13.768	2
12/31/2010	14.716	18.446	27	12/31/2010	13.768	17.119	1
12/31/2011	18.446	17.477	41	12/31/2011	17.119	16.091	1
12/31/2012	17.477	19.701	58	12/31/2012	16.091	17.994	1
12/31/2013	19.701	25.642	60	12/31/2013	17.994	23.234	1
AZL Franklin Templeton Founding Strategy Plus Fund
12/31/2009	N/A	10.218	36	12/31/2009	N/A	10.202	0
12/31/2010	10.218	11.085	535	12/31/2010	10.202	10.980	13
12/31/2011	11.085	10.731	1036	12/31/2011	10.980	10.545	69
12/31/2012	10.731	12.145	1070	12/31/2012	10.545	11.839	97
12/31/2013	12.145	14.147	1108	12/31/2013	11.839	13.680	134
AZL Gateway Fund
12/31/2010	N/A	10.332	71	12/31/2010	N/A	10.308	1
12/31/2011	10.332	10.501	527	12/31/2011	10.308	10.393	10
12/31/2012	10.501	10.784	557	12/31/2012	10.393	10.588	10
12/31/2013	10.784	11.532	628	12/31/2013	10.588	11.232	13
AZL Growth Index Strategy Fund
12/31/2009	N/A	10.067	56	12/31/2009	N/A	10.051	12
12/31/2010	10.067	11.259	1425	12/31/2010	10.051	11.152	21
12/31/2011	11.259	11.104	2974	12/31/2011	11.152	10.911	43
12/31/2012	11.104	12.408	3430	12/31/2012	10.911	12.095	46
12/31/2013	12.408	14.814	3619	12/31/2013	12.095	14.325	53
AZL International Index Fund
12/31/2009	N/A	9.761	17	12/31/2009	N/A	9.746	1
12/31/2010	9.761	10.310	25	12/31/2010	9.746	10.212	0
12/31/2011	10.310	8.868	73	12/31/2011	10.212	8.714	2
12/31/2012	8.868	10.321	114	12/31/2012	8.714	10.061	1
12/31/2013	10.321	12.351	141	12/31/2013	10.061	11.944	5
AZL Invesco Equity and Income Fund
12/31/2007	N/A	12.832	0	12/31/2007	N/A	12.335	1
12/31/2008	12.832	9.627	1	12/31/2008	12.335	9.180	8
12/31/2009	9.627	11.662	72	12/31/2009	9.180	11.032	17
12/31/2010	11.662	12.850	363	12/31/2010	11.032	12.059	18
12/31/2011	12.850	12.395	666	12/31/2011	12.059	11.540	31
12/31/2012	12.395	13.678	701	12/31/2012	11.540	12.632	29
12/31/2013	13.678	16.814	759	12/31/2013	12.632	15.405	41
AZL Invesco Growth and Income Fund
12/31/2007	N/A	14.291	2	12/31/2007	N/A	13.291	0
12/31/2008	14.291	9.462	14	12/31/2008	13.291	8.729	1
12/31/2009	9.462	11.537	10	12/31/2009	8.729	10.558	0
12/31/2010	11.537	12.783	13	12/31/2010	10.558	11.606	0
12/31/2011	12.783	12.361	25	12/31/2011	11.606	11.134	3
12/31/2012	12.361	13.936	59	12/31/2012	11.134	12.451	4
12/31/2013	13.936	18.371	97	12/31/2013	12.451	16.283	3

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Invesco International Equity Fund
12/31/2007	N/A	19.830	0	12/31/2007	N/A	18.646	5
12/31/2008	19.830	11.438	20	12/31/2008	18.646	10.668	6
12/31/2009	11.438	15.150	52	12/31/2009	10.668	14.019	8
12/31/2010	15.150	16.810	31	12/31/2010	14.019	15.431	13
12/31/2011	16.810	15.364	63	12/31/2011	15.431	13.991	31
12/31/2012	15.364	17.506	91	12/31/2012	13.991	15.814	34
12/31/2013	17.506	20.506	93	12/31/2013	15.814	18.376	29
AZL JPMorgan International Opportunities Fund
12/31/2007	N/A	19.359	1	12/31/2007	N/A	18.404	0
12/31/2008	19.359	13.637	5	12/31/2008	18.404	12.861	0
12/31/2009	13.637	16.987	14	12/31/2009	12.861	15.892	4
12/31/2010	16.987	17.747	14	12/31/2010	15.892	16.471	5
12/31/2011	17.747	15.154	34	12/31/2011	16.471	13.953	2
12/31/2012	15.154	17.970	61	12/31/2012	13.953	16.413	1
12/31/2013	17.970	21.387	67	12/31/2013	16.413	19.378	1
AZL JPMorgan U.S. Equity Fund
12/31/2007	N/A	12.939	3	12/31/2007	N/A	12.438	1
12/31/2008	12.939	7.824	8	12/31/2008	12.438	7.461	3
12/31/2009	7.824	10.316	9	12/31/2009	7.461	9.759	2
12/31/2010	10.316	11.492	25	12/31/2010	9.759	10.784	1
12/31/2011	11.492	11.083	40	12/31/2011	10.784	10.319	0
12/31/2012	11.083	12.801	61	12/31/2012	10.319	11.822	0
12/31/2013	12.801	17.281	68	12/31/2013	11.822	15.832	0
AZL MFS Investors Trust Fund
12/31/2007	N/A	14.871	0	12/31/2007	N/A	14.453	1
12/31/2008	14.871	8.782	14	12/31/2008	14.453	8.467	1
12/31/2009	8.782	13.147	18	12/31/2009	8.467	12.574	3
12/31/2010	13.147	14.391	20	12/31/2010	12.574	13.654	1
12/31/2011	14.391	13.877	31	12/31/2011	13.654	13.062	9
12/31/2012	13.877	16.276	53	12/31/2012	13.062	15.197	10
12/31/2013	16.276	21.149	52	12/31/2013	15.197	19.589	8
AZL MFS Mid Cap Value Fund
12/31/2007	N/A	10.319	1	12/31/2007	N/A	10.139	0
12/31/2008	10.319	4.869	12	12/31/2008	10.139	4.746	1
12/31/2009	4.869	6.352	12	12/31/2009	4.746	6.142	2
12/31/2010	6.352	7.683	62	12/31/2010	6.142	7.370	0
12/31/2011	7.683	7.306	100	12/31/2011	7.370	6.953	17
12/31/2012	7.306	8.359	150	12/31/2012	6.953	7.891	20
12/31/2013	8.359	11.120	181	12/31/2013	7.891	10.414	35
AZL MFS Value Fund
12/31/2007	N/A	12.386	0	12/31/2007	N/A	11.518	0
12/31/2008	12.386	7.794	0	12/31/2008	11.518	7.190	2
12/31/2009	7.794	9.724	1	12/31/2009	7.190	8.900	2
12/31/2010	9.724	10.531	40	12/31/2010	8.900	9.562	1
12/31/2011	10.531	9.923	101	12/31/2011	9.562	8.937	2
12/31/2012	9.923	11.416	175	12/31/2012	8.937	10.199	2
12/31/2013	11.416	15.244	181	12/31/2013	10.199	13.511	4

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Mid Cap Index Fund
12/31/2010	N/A	11.628	1	12/31/2010	N/A	11.601	0
12/31/2011	11.628	11.201	30	12/31/2011	11.601	11.086	2
12/31/2012	11.201	12.945	85	12/31/2012	11.086	12.710	12
12/31/2013	12.945	16.941	118	12/31/2013	12.710	16.501	16
AZL Money Market Fund
12/31/2007	N/A	11.125	9	12/31/2007	N/A	10.105	49
12/31/2008	11.125	11.238	51	12/31/2008	10.105	10.126	77
12/31/2009	11.238	11.106	120	12/31/2009	10.126	9.927	47
12/31/2010	11.106	10.952	580	12/31/2010	9.927	9.712	11
12/31/2011	10.952	10.801	468	12/31/2011	9.712	9.501	112
12/31/2012	10.801	10.650	903	12/31/2012	9.501	9.293	96
12/31/2013	10.650	10.502	551	12/31/2013	9.293	9.091	54
AZL Morgan Stanley Global Real Estate Fund
12/31/2007	N/A	10.852	2	12/31/2007	N/A	10.663	0
12/31/2008	10.852	5.796	4	12/31/2008	10.663	5.650	1
12/31/2009	5.796	8.013	15	12/31/2009	5.650	7.748	2
12/31/2010	8.013	9.550	32	12/31/2010	7.748	9.161	1
12/31/2011	9.550	8.481	68	12/31/2011	9.161	8.071	8
12/31/2012	8.481	10.860	58	12/31/2012	8.071	10.252	6
12/31/2013	10.860	11.032	41	12/31/2013	10.252	10.332	6
AZL Morgan Stanley Mid Cap Growth Fund
12/31/2007	N/A	16.193	3	12/31/2007	N/A	15.059	5
12/31/2008	16.193	8.220	23	12/31/2008	15.059	7.583	7
12/31/2009	8.220	12.780	32	12/31/2009	7.583	11.696	5
12/31/2010	12.780	16.698	65	12/31/2010	11.696	15.160	4
12/31/2011	16.698	15.385	93	12/31/2011	15.160	13.857	4
12/31/2012	15.385	16.438	154	12/31/2012	13.857	14.687	6
12/31/2013	16.438	22.522	145	12/31/2013	14.687	19.962	6
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.702	513	12/31/2012	N/A	10.619	0
12/31/2013	10.702	11.879	638	12/31/2013	10.619	11.693	4
AZL MVP BlackRock Global Allocation Fund
12/31/2012	N/A	10.526	1425	12/31/2012	N/A	10.444	36
12/31/2013	10.526	11.841	2110	12/31/2013	10.444	11.656	62
AZL MVP Franklin Templeton Founding Strategy Plus Fund
12/31/2012	N/A	10.586	87	12/31/2012	N/A	10.529	1
12/31/2013	10.586	12.296	286	12/31/2013	10.529	12.132	14
AZL MVP Fusion Balanced Fund
12/31/2007	N/A	12.121	0	12/31/2007	N/A	11.78	10
12/31/2008	12.121	8.672	63	12/31/2008	11.780	8.361	13
12/31/2009	8.672	10.836	115	12/31/2009	8.361	10.364	27
12/31/2010	10.836	11.868	708	12/31/2010	10.364	11.261	42
12/31/2011	11.868	11.598	1006	12/31/2011	11.261	10.917	81
12/31/2012	11.598	12.739	1065	12/31/2012	10.917	11.895	77
12/31/2013	12.739	14.001	1998	12/31/2013	11.895	12.969	109

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Conservative Fund
12/31/2009	N/A	10.154	0	12/31/2009	N/A	10.138	0
12/31/2010	10.154	11.111	184	12/31/2010	10.138	11.005	11
12/31/2011	11.111	11.027	491	12/31/2011	11.005	10.835	8
12/31/2012	11.027	12.098	621	12/31/2012	10.835	11.793	7
12/31/2013	12.098	12.880	738	12/31/2013	11.793	12.455	5
AZL MVP Fusion Growth Fund
12/31/2007	N/A	12.813	15	12/31/2007	N/A	12.453	45
12/31/2008	12.813	7.715	81	12/31/2008	12.453	7.438	50
12/31/2009	7.715	10.057	65	12/31/2009	7.438	9.619	19
12/31/2010	10.057	11.197	66	12/31/2010	9.619	10.624	16
12/31/2011	11.197	10.553	101	12/31/2011	10.624	9.933	0
12/31/2012	10.553	11.788	188	12/31/2012	9.933	11.006	1
12/31/2013	11.788	13.844	227	12/31/2013	11.006	12.823	1
AZL MVP Fusion Moderate Fund
12/31/2007	N/A	12.396	9	12/31/2007	N/A	12.047	11
12/31/2008	12.396	8.219	32	12/31/2008	12.047	7.924	25
12/31/2009	8.219	10.490	461	12/31/2009	7.924	10.033	103
12/31/2010	10.490	11.559	2678	12/31/2010	10.033	10.967	204
12/31/2011	11.559	11.075	4324	12/31/2011	10.967	10.424	193
12/31/2012	11.075	12.289	4742	12/31/2012	10.424	11.474	210
12/31/2013	12.289	13.956	6588	12/31/2013	11.474	12.927	321
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.947	1313	12/31/2012	N/A	10.862	5
12/31/2013	10.947	13.046	2208	12/31/2013	10.862	12.841	142
AZL MVP Invesco Equity and Income Fund
12/31/2012	N/A	10.741	264	12/31/2012	N/A	10.657	1
12/31/2013	10.741	13.121	500	12/31/2013	10.657	12.915	3
AZL Oppenheimer Discovery Fund
12/31/2007	N/A	12.772	0	12/31/2007	N/A	12.413	0
12/31/2008	12.772	7.135	2	12/31/2008	12.413	6.878	1
12/31/2009	7.135	9.244	2	12/31/2009	6.878	8.841	1
12/31/2010	9.244	11.744	5	12/31/2010	8.841	11.143	0
12/31/2011	11.744	10.957	12	12/31/2011	11.143	10.313	1
12/31/2012	10.957	12.600	23	12/31/2012	10.313	11.765	1
12/31/2013	12.600	18.081	40	12/31/2013	11.765	16.748	4
AZL Pyramis Core Bond Fund
12/31/2012	N/A	10.025	5	12/31/2012	N/A	10.000	0
12/31/2013	10.025	9.669	54	12/31/2013	10.000	9.567	0
AZL S&P 500 Index Fund
12/31/2007	N/A	9.882	5	12/31/2007	N/A	9.817	4
12/31/2008	9.882	6.079	27	12/31/2008	9.817	5.991	12
12/31/2009	6.079	7.514	83	12/31/2009	5.991	7.346	45
12/31/2010	7.514	8.489	142	12/31/2010	7.346	8.234	10
12/31/2011	8.489	8.502	252	12/31/2011	8.234	8.180	27
12/31/2012	8.502	9.675	435	12/31/2012	8.180	9.235	35
12/31/2013	9.675	12.561	538	12/31/2013	9.235	11.894	51

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Schroder Emerging Markets Equity Fund
12/31/2007	N/A	13.455	10	12/31/2007	N/A	13.221	3
12/31/2008	13.455	6.384	43	12/31/2008	13.221	6.222	8
12/31/2009	6.384	10.813	28	12/31/2009	6.222	10.456	5
12/31/2010	10.813	11.985	38	12/31/2010	10.456	11.497	16
12/31/2011	11.985	9.778	63	12/31/2011	11.497	9.305	26
12/31/2012	9.778	11.670	61	12/31/2012	9.305	11.016	24
12/31/2013	11.670	11.266	46	12/31/2013	11.016	10.550	24
AZL Small Cap Stock Index Fund
12/31/2007	N/A	9.329	7	12/31/2007	N/A	9.268	2
12/31/2008	9.329	6.353	20	12/31/2008	9.268	6.261	3
12/31/2009	6.353	7.821	16	12/31/2009	6.261	7.646	8
12/31/2010	7.821	9.678	25	12/31/2010	7.646	9.386	6
12/31/2011	9.678	9.571	38	12/31/2011	9.386	9.209	3
12/31/2012	9.571	10.930	66	12/31/2012	9.209	10.432	9
12/31/2013	10.930	15.156	51	12/31/2013	10.432	14.350	14
AZL T. Rowe Price Capital Appreciation Fund
12/31/2007	N/A	13.555	6	12/31/2007	N/A	12.677	1
12/31/2008	13.555	7.952	26	12/31/2008	12.677	7.378	4
12/31/2009	7.952	10.338	29	12/31/2009	7.378	9.515	4
12/31/2010	10.338	11.422	56	12/31/2010	9.515	10.429	13
12/31/2011	11.422	10.791	102	12/31/2011	10.429	9.774	11
12/31/2012	10.791	11.951	138	12/31/2012	9.774	10.738	10
12/31/2013	11.951	15.314	120	12/31/2013	10.738	13.650	28
BlackRock Global Allocation V.I. Fund
12/31/2008	N/A	7.919	21	12/31/2008	N/A	7.877	1
12/31/2009	7.919	9.443	373	12/31/2009	7.877	9.317	60
12/31/2010	9.443	10.220	2198	12/31/2010	9.317	10.004	116
12/31/2011	10.220	9.712	4450	12/31/2011	10.004	9.431	182
12/31/2012	9.712	10.530	4950	12/31/2012	9.431	10.144	234
12/31/2013	10.530	11.881	4931	12/31/2013	10.144	11.354	281
Davis VA Financial Portfolio
12/31/2007	N/A	15.832	0	12/31/2007	N/A	11.767	0
12/31/2008	15.832	8.373	8	12/31/2008	11.767	6.174	0
12/31/2009	8.373	11.657	6	12/31/2009	6.174	8.526	1
12/31/2010	11.657	12.771	5	12/31/2010	8.526	9.266	0
12/31/2011	12.771	11.592	5	12/31/2011	9.266	8.344	0
12/31/2012	11.592	13.582	4	12/31/2012	8.344	9.698	0
12/31/2013	13.582	17.580	2	12/31/2013	9.698	12.453	0
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.780	73	12/31/2011	N/A	10.298	2
12/31/2012	10.780	11.705	114	12/31/2012	10.298	11.092	2
12/31/2013	11.705	13.235	100	12/31/2013	11.092	12.442	2
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.691	385	12/31/2011	N/A	9.358	18
12/31/2012	9.691	10.651	524	12/31/2012	9.358	10.203	24
12/31/2013	10.651	12.434	537	12/31/2013	10.203	11.817	19

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Founding Funds Allocation VIP Fund
12/31/2007	N/A	9.246	37	12/31/2007	N/A	9.203	68
12/31/2008	9.246	5.847	142	12/31/2008	9.203	5.773	68
12/31/2009	5.847	7.510	108	12/31/2009	5.773	7.356	15
12/31/2010	7.510	8.165	65	12/31/2010	7.356	7.934	1
12/31/2011	8.165	7.927	103	12/31/2011	7.934	7.642	2
12/31/2012	7.927	9.015	98	12/31/2012	7.642	8.621	2
12/31/2013	9.015	11.003	72	12/31/2013	8.621	10.438	0
Franklin High Income VIP Fund
12/31/2007	N/A	25.387	0	12/31/2007	N/A	20.627	1
12/31/2008	25.387	19.180	1	12/31/2008	20.627	15.460	2
12/31/2009	19.180	26.989	24	12/31/2009	15.460	21.581	7
12/31/2010	26.989	30.142	91	12/31/2010	21.581	23.910	8
12/31/2011	30.142	31.080	135	12/31/2011	23.910	24.458	14
12/31/2012	31.080	35.414	140	12/31/2012	24.458	27.645	13
12/31/2013	35.414	37.655	151	12/31/2013	27.645	29.160	10
Franklin Income VIP Fund
12/31/2007	N/A	48.49	5	12/31/2007	N/A	39.399	1
12/31/2008	48.490	33.635	18	12/31/2008	39.399	27.110	1
12/31/2009	33.635	44.972	16	12/31/2009	27.110	35.960	6
12/31/2010	44.972	49.967	20	12/31/2010	35.960	39.636	4
12/31/2011	49.967	50.449	81	12/31/2011	39.636	39.700	15
12/31/2012	50.449	56.037	270	12/31/2012	39.700	43.744	13
12/31/2013	56.037	62.962	359	12/31/2013	43.744	48.758	8
Franklin Mutual Shares VIP Fund
12/31/2007	N/A	24.148	6	12/31/2007	N/A	21.377	0
12/31/2008	24.148	14.975	27	12/31/2008	21.377	13.151	0
12/31/2009	14.975	18.614	31	12/31/2009	13.151	16.216	5
12/31/2010	18.614	20.410	34	12/31/2010	16.216	17.639	0
12/31/2011	20.410	19.917	76	12/31/2011	17.639	17.076	1
12/31/2012	19.917	22.436	161	12/31/2012	17.076	19.082	2
12/31/2013	22.436	28.376	164	12/31/2013	19.082	23.942	2
Franklin U.S. Government Securities VIP Fund
12/31/2007	N/A	26.205	1	12/31/2007	N/A	21.324	0
12/31/2008	26.205	27.800	2	12/31/2008	21.324	22.441	3
12/31/2009	27.800	28.262	16	12/31/2009	22.441	22.632	5
12/31/2010	28.262	29.342	80	12/31/2010	22.632	23.309	27
12/31/2011	29.342	30.578	133	12/31/2011	23.309	24.099	29
12/31/2012	30.578	30.720	242	12/31/2012	24.099	24.016	49
12/31/2013	30.720	29.615	264	12/31/2013	24.016	22.968	21
PIMCO EqS Pathfinder Portfolio
12/31/2010	N/A	10.28	1	12/31/2010	N/A	10.262	0
12/31/2011	10.280	9.659	122	12/31/2011	10.262	9.566	1
12/31/2012	9.659	10.454	126	12/31/2012	9.566	10.271	1
12/31/2013	10.454	12.288	116	12/31/2013	10.271	11.976	1
PIMCO VIT All Asset Portfolio
12/31/2007	N/A	12.953	0	12/31/2007	N/A	13.320	0
12/31/2008	12.953	10.749	2	12/31/2008	13.320	10.965	0
12/31/2009	10.749	12.886	34	12/31/2009	10.965	13.041	5
12/31/2010	12.886	14.370	300	12/31/2010	13.041	14.427	19
12/31/2011	14.370	14.448	465	12/31/2011	14.427	14.390	50
12/31/2012	14.448	16.375	748	12/31/2012	14.390	16.178	59
12/31/2013	16.375	16.192	850	12/31/2013	16.178	15.869	41

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2007	N/A	12.816	1	12/31/2007	N/A	12.544	2
12/31/2008	12.816	7.103	7	12/31/2008	12.544	6.897	6
12/31/2009	7.103	9.913	19	12/31/2009	6.897	9.549	9
12/31/2010	9.913	12.173	45	12/31/2010	9.549	11.632	9
12/31/2011	12.173	11.097	81	12/31/2011	11.632	10.520	8
12/31/2012	11.097	11.531	91	12/31/2012	10.520	10.844	6
12/31/2013	11.531	9.700	85	12/31/2013	10.844	9.049	6
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2007	N/A	12.287	0	12/31/2007	N/A	12.027	0
12/31/2008	12.287	10.347	2	12/31/2008	12.027	10.047	1
12/31/2009	10.347	13.324	46	12/31/2009	10.047	12.835	3
12/31/2010	13.324	14.738	278	12/31/2010	12.835	14.084	40
12/31/2011	14.738	15.454	343	12/31/2011	14.084	14.650	32
12/31/2012	15.454	17.966	402	12/31/2012	14.650	16.895	49
12/31/2013	17.966	16.482	388	12/31/2013	16.895	15.376	35
PIMCO VIT Global Advantage Strategy Bond Portfolio
12/31/2011	N/A	9.814	22	12/31/2011	N/A	9.761	0
12/31/2012	9.814	10.276	112	12/31/2012	9.761	10.139	2
12/31/2013	10.276	9.814	196	12/31/2013	10.139	9.606	2
PIMCO VIT Global Bond Portfolio (Unhedged)
12/31/2007	N/A	10.44	2	12/31/2007	N/A	10.219	1
12/31/2008	10.440	10.208	5	12/31/2008	10.219	9.912	6
12/31/2009	10.208	11.763	15	12/31/2009	9.912	11.331	8
12/31/2010	11.763	12.952	110	12/31/2010	11.331	12.377	7
12/31/2011	12.952	13.740	120	12/31/2011	12.377	13.026	7
12/31/2012	13.740	14.489	126	12/31/2012	13.026	13.626	6
12/31/2013	14.489	13.077	136	12/31/2013	13.626	12.199	6
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
12/31/2009	N/A	10.011	27	12/31/2009	N/A	9.995	0
12/31/2010	10.011	10.992	403	12/31/2010	9.995	10.888	17
12/31/2011	10.992	10.652	830	12/31/2011	10.888	10.467	71
12/31/2012	10.652	11.435	994	12/31/2012	10.467	11.146	77
12/31/2013	11.435	10.389	976	12/31/2013	11.146	10.046	62
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
12/31/2012	N/A	10.237	154	12/31/2012	N/A	10.182	0
12/31/2013	10.237	9.477	219	12/31/2013	10.182	9.351	1
PIMCO VIT High Yield Portfolio
12/31/2007	N/A	14.297	0	12/31/2007	N/A	13.346	1
12/31/2008	14.297	10.779	1	12/31/2008	13.346	9.982	2
12/31/2009	10.779	14.927	17	12/31/2009	9.982	13.713	4
12/31/2010	14.927	16.855	164	12/31/2010	13.713	15.360	12
12/31/2011	16.855	17.180	373	12/31/2011	15.360	15.532	49
12/31/2012	17.180	19.367	828	12/31/2012	15.532	17.369	64
12/31/2013	19.367	20.195	1104	12/31/2013	17.369	17.967	91
PIMCO VIT Real Return Portfolio
12/31/2007	N/A	12.324	0	12/31/2007	N/A	11.822	0
12/31/2008	12.324	11.295	10	12/31/2008	11.822	10.748	1
12/31/2009	11.295	13.187	25	12/31/2009	10.748	12.448	10
12/31/2010	13.187	14.058	201	12/31/2010	12.448	13.165	66
12/31/2011	14.058	15.482	460	12/31/2011	13.165	14.383	38
12/31/2012	15.482	16.603	775	12/31/2012	14.383	15.301	49
12/31/2013	16.603	14.863	876	12/31/2013	15.301	13.589	43

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix B

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return Portfolio
12/31/2007	N/A	14.986	0	12/31/2007	N/A	12.923	0
12/31/2008	14.986	15.486	25	12/31/2008	12.923	13.248	6
12/31/2009	15.486	17.420	97	12/31/2009	13.248	14.783	26
12/31/2010	17.420	18.572	588	12/31/2010	14.783	15.635	43
12/31/2011	18.572	18.976	962	12/31/2011	15.635	15.848	64
12/31/2012	18.976	20.507	1518	12/31/2012	15.848	16.990	88
12/31/2013	20.507	19.825	1739	12/31/2013	16.990	16.294	79
PIMCO VIT Unconstrained Bond Portfolio
12/31/2011	N/A	9.802	79	12/31/2011	N/A	9.749	40
12/31/2012	9.802	10.414	279	12/31/2012	9.749	10.275	49
12/31/2013	10.414	10.154	480	12/31/2013	10.275	9.939	39
Templeton Global Bond VIP Fund
12/31/2007	N/A	32.376	2	12/31/2007	N/A	26.360	1
12/31/2008	32.376	33.906	8	12/31/2008	26.360	27.386	2
12/31/2009	33.906	39.681	29	12/31/2009	27.386	31.795	1
12/31/2010	39.681	44.783	112	12/31/2010	31.795	35.596	3
12/31/2011	44.783	43.777	240	12/31/2011	35.596	34.521	17
12/31/2012	43.777	49.669	427	12/31/2012	34.521	38.852	24
12/31/2013	49.669	49.776	530	12/31/2013	38.852	38.626	23
Templeton Growth VIP Fund
12/31/2007	N/A	29.538	6	12/31/2007	N/A	25.397	2
12/31/2008	29.538	16.799	16	12/31/2008	25.397	14.329	3
12/31/2009	16.799	21.718	11	12/31/2009	14.329	18.376	2
12/31/2010	21.718	23.000	16	12/31/2010	18.376	19.306	0
12/31/2011	23.000	21.099	29	12/31/2011	19.306	17.569	0
12/31/2012	21.099	25.187	63	12/31/2012	17.569	20.805	1
12/31/2013	25.187	32.491	71	12/31/2013	20.805	26.625	3

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix B

APPENDIX C – EFFECTS OF PARTIAL WITHDRAWALS AND LIFETIME PAYMENTS ON THE VALUES AVAILABLE UNDER THE CONTRACT

These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.

Partial withdrawals (including Partial Annuitizations and withdrawal charges, but not amounts we withdraw for other Contract charges) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.

The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and Maximum Anniversary Value is $100,000.

Partial Withdrawal	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Maximum Anniversary Value (Maximum Anniversary Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$100,000
$5,000 withdrawal		–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)	–[($5,000/ 100,000) x 114,000)
		x 90,000)]	x 104,040)]	x 100,000)]	x 100,000)]
	– $5,000	=– $4,500	=– $5,202	=– $5,000	=– $5,000
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 95,000
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.

The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).

Lifetime Plus Payment	Contract Value	Traditional Death Benefit Value	Benefit Base	Income Focus Payment	Contract Value	Traditional Death Benefit Value	Income Value
Before payment	$ 97,000	$ 85,500	$ 120,000	Before payment	$ 97,000	$ 85,500	$ 85,500
$4,800 payment		–[($4,800/ 97,000)		$5,344 payment		–[($5,344/ 97,000)
		x 85,500)] =				x 85,500)] =
	– $4,800	– $4,231	no change		– $5,344	– $4,710	no change
After payment	$ 92,200	$ 81,269	$ 120,000	After payment	$ 91,656	$ 80,790	$ 85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for other Contract charges) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix C

Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.

Excess Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment	Income Value	Next anniverary’s annual maximum Income Focus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800	$ 85,500	$ 5,344
$5,000 withdrawal		–[($5,000/ 92,000)	–[($5,000/ 92,000)	–[($5,000/ 92,000)	–[($5,000/ 92,000)	–[($5,000/ 92,000)
		x 81,269)]	x 120,000)]	x 4,800)]	x 85,500	x 5,344)]
	– $5,000	=– $4,417	=– $6,522	=– $261	=– $4,647	=– $290
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539	$ 80,853	$ 5,054

APPENDIX D – LIFETIME BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered two different Lifetime Plus Benefit was available from August 31, 2007 through March 31, 2009. Lifetime Plus 8 Benefit was available from August 7, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

Optional Lifetime Benefits	Contract Version	Available Dates	Current Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)		Maximum Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)
			No qualifying event, or declined charge increase(2)	Had a qualifying event and accepted increase(2)
Lifetime Plus Benefit	A	8/31/2007 to 3/31/2009
Single Lifetime Plus Payments			0.70%(5)	1.20%(7)	1.50%(3)
Joint Lifetime Plus Payments			0.85%(6)	1.35%(8)	1.65%(4)
Lifetime Plus 8 Benefit	A	8/7/2008 to 1/23/2009
Single Lifetime Plus Payments			0.80%(5)	1.20%(7)	1.60%(3)
Joint Lifetime Plus Payments			0.95%(6)	1.35%(8)	1.75%(4)
Lifetime Plus 8 Benefit	A	1/26/2009 to 3/31/2009
Single Lifetime Plus Payments			0.95%	1.20%	1.60%(3)
Joint Lifetime Plus Payments			1.10%	1.35%	1.75%(4)
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

(2)
A qualifying event is the reset of a Lifetime Benefit’s Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in this appendix.

(3)	This is the maximum charge we could impose if you remove a Covered Person or have a qualifying event.

(4)	This is the maximum charge we could impose if you have a qualifying event.

(5)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.

(6)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.

(7)	On the Benefit Date, the M&E charge reduces to 1.10% and the maximum M&E charge reduces to 1.50%.

(8)	On the Benefit Date, the M&E charge reduces to 1.25% and the maximum M&E charge reduces to 1.65%.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see “Requesting Lifetime Plus Payments”). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

There are several important points to note about Lifetime Benefits.

•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages.

•	Joint Lifetime Plus Payments are not available under Lifetime Plus 8 Benefit if there is more than a 25-year age difference between spouses.

•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.

•	If you have the No Withdrawal Charge Option, you can only remove a Lifetime Benefit as discussed under “Removing a Lifetime Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.

•
If you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options’ performance, and are not available to your Beneficiaries* upon death. (See the “Cumulative Withdrawal Benefit” discussion later in this appendix.)

*	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.

NOTE:

•
For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.

•	For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you have a Lifetime Benefit.

REMOVING A LIFETIME BENEFIT

You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin. If you have the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you simultaneously replace it with Investment Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Lifetime Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:

•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value); or

•	requesting a Full Annuitization.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

COVERED PERSON(S)

We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus 8 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.

For single Lifetime Plus Payments and:

•	solely owned Contracts, the Covered Person is the Owner.

•	jointly owned Contracts, you can choose which Owner is the Covered Person.

•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:

–	spouses must be Joint Owners; or

–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

•	Qualified Contracts:

–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or

–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or

–
if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.

You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. If you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

Once we remove a Covered Person, he or she cannot be reinstated.

NOTE:

•
Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, your Lifetime Benefit and any Lifetime Plus Payments end.

•
For non-spouse Joint Owners with single Lifetime Plus Payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the Lifetime Benefit and any Lifetime Plus Payments end. This means Lifetime Plus Payments are no longer available even if a Covered Person is still alive.

•
Joint Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner or Annuitant. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

LIFETIME PLUS PAYMENT OVERVIEW

We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greater of:

•	Contract Value as of the end of the last Business Day before the Benefit Date,

•	Quarterly Anniversary Value, or

•
for Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals. Each Contract Anniversary before the older Covered Person’s 81st birthday we automatically reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase).

•
for Lifetime Plus 8 Benefit, a quarterly simple interest of 2% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (8% Annual Increase).

We determine your payment percentage by using Lifetime Plus Payment Table for your selected benefit. We established your Contract’s Lifetime Plus Payment Table on the rider effective date and we cannot change it.

Lifetime Plus Payment Table for Lifetime Plus Benefit with single Lifetime Plus Payments
Age band of the Covered Person	Annual maximum Lifetime Plus Payment percentage
55 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus Benefit with joint Lifetime Plus Payments
Age band of the younger Covered Person	Annual maximum Lifetime Plus Payment percentage
60 - 69	5%
70 - 74	5.5%
75 - 79	6%
80+	7%

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

Lifetime Plus Payment Table for Lifetime Plus 8 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 69	5%
80+	6%
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment for your payment to increase. For more information, see the “Automatic Annual Lifetime Plus Payment Increases.”

BENEFIT BASE

The Benefit Base determines your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.

On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:

•	the Quarterly Anniversary Value,

•	for Lifetime Plus Benefit, the 5% Annual Increase, or

•	for Lifetime Plus 8 Benefit, the 8% Annual Increase.

On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.

•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

•
If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 60-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 ($4,000 = 4% x $100,000). On the next Benefit Anniversary, if the payment percentage increases to 5% based on the Covered Person’s age, at 5% the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $80,020 ($80,020 x 5% = $4,001). The Benefit Base of $100,000 would then reduce to equal the $80,020 Contract Value.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase or 8% Annual Increase that are based on Purchase Payments.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

QUARTERLY ANNIVERSARY VALUE

While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

LIFETIME PLUS BENEFIT’S 5% ANNUAL INCREASE

While your Lifetime Plus Benefit is in effect, we only calculate the 5% Annual Increase before the Benefit Date.

If the rider effective date is the Issue Date, the 5% Annual Increase is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the 5% Annual Increase is initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day we adjust the 5% Annual Increase as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

If the rider effective date is the Issue Date and there are no resets, we calculate the 5% Annual Increase as follows.

On the first Rider Anniversary the 5% Annual Increase is equal to:

a + (0.05 x b)

Where:

a =	The 5% Annual Increase at the end of the prior Business Day; and

b =	Purchase Payments* received within 90 days of the Issue Date.

On the second and later Rider Anniversaries the 5% Annual Increase is equal to:

c + (0.05 x d)

Where:

c =	The 5% Annual Increase at the end of the prior Business Day; and

d =
Purchase Payments* received more than one year ago and at most 11 years ago. If there was no reset, on the 11th Rider Anniversary we exclude from “d” any Purchase Payments received within 90 days of the Issue Date.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

If the rider effective date occurs after the Issue Date or there are resets, we calculate the 5% Annual Increase as follows.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

On the first Rider Anniversary (or first reset anniversary) the 5% Annual Increase is equal to:

e + (0.05 x f)

Where:

e =	The 5% Annual Increase at the end of the prior Business Day; and

f =	Contract Value* determined at the end of the last Business Day before the rider effective date (or reset date).

On the second and later Rider Anniversaries (or second and later reset anniversaries) the 5% Annual Increase is equal to:

g + (0.05 x h)

Where:

g =	The 5% Annual Increase at the end of the prior Business Day; and

h =
Contract Value* determined at the end of the last Business Day before the rider effective date (or reset date), plus total Purchase Payments* received more than one year ago and at most 11 years ago and after the rider effective date (or reset date). If there was no reset, on the 11th Rider Anniversary we exclude from “d” any Purchase Payments received within 90 days of the Issue Date. We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

*
Reduced by the percentage of any Contract Value withdrawn on or after the rider effective date (or reset date), determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

LIFETIME PLUS BENEFIT’S RESETS

While your Lifetime Plus Benefit is in effect, and before the older Covered Person’s 81st birthday or the Benefit Date, on each Contract Anniversary we compare the 5% Annual Increase to the Contract Value using the values determined at the end of the prior Business Day and increase the 5% Annual Increase to equal this Contract Value if it is greater (automatic reset).

For an automatic reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an automatic reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to accept the charge increase or opt out of future automatic resets. If you accept this increase to the additional M&E charge we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept this increase, you continue to be eligible to receive future automatic resets.

If you opt out of future automatic resets, we do not increase Lifetime Plus Benefit’s additional M&E charge, you do not receive any future automatic resets, you keep all previous resets (including this reset), and you can request manual resets in the future. After opting out of automatic resets, you can request a manual reset within 30 days following a Contract Anniversary by completing the appropriate form. Manual resets are only available on a Contract Anniversary if the Contract Value is greater than the 5% Annual Increase using the values determined at the end of the prior Business Day. We process your manual reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. For a manual reset requested on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for a manual reset in the future, but any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change due to a manual reset occurs on the 30th day after the reset date, or on the next Business Day if the 30th day is not a Business Day.

If we change Lifetime Plus Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

When we process a reset (automatic or manual), we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

LIFETIME PLUS 8 BENEFIT’S 8% ANNUAL INCREASE

While your Lifetime Plus 8 Benefit is in effect, we only calculate the 8% Annual Increase before the Benefit Date.

On each Quarterly Anniversary during the increase period, we apply a simple interest increase of 2% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). The increase period begins on the first Quarterly Anniversary that occurs on or after the sole Covered Person’s 60th birthday, or the younger joint Covered Person’s 65th birthday (the increase start date). The increase start date is the rider effective date if the Covered Person’s age requirement is met on that date. The increase period ends on the earlier of the Contract Anniversary that occurs 20 years after the increase start date, or on the Benefit Date.

On each Quarterly Anniversary, we compare the 8% Annual Increase to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). During the increase period, we do this comparison after applying any quarterly simple interest. We also then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the 8% Annual Increase, not just during the increase period. A reset may result in an increase to the additional M&E charge as described later in this appendix.

If the rider effective date is the Issue Date, both the 8% Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the 8% Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.

At the end of each Business Day, we adjust both the 8% Annual Increase and increase base as follows.

•	We increase them by the amount of any additional Purchase Payments.

•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary during the increase period, the 8% Annual Increase is equal to:

a + 0.02 (b – c)

Where:

a =	The 8% Annual Increase at the end of the prior Business Day;

b =	The increase base at the end of the prior Business Day; and

c =
Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “c” any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

We then compare this 8% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 8% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur before, during and after the increase period.

For a reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change this additional M&E charge for a reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus 8 Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to Lifetime Plus 8 Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.

If we change Lifetime Plus 8 Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

REQUESTING LIFETIME PLUS PAYMENTS

You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit with single Lifetime Plus Payments is age 55, and for joint payments it is age 60. The exercise age for Lifetime Plus 8 Benefit it is age 65.

You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.

You can change your payment frequency once each Benefit Year while your Contract Value is positive. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.

If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.

Once Lifetime Plus Payments begin:

•	You can no longer remove your selected Lifetime Benefit from the Contract.

•	You cannot take new Partial Annuitizations.

•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.

•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.

•	The free withdrawal privilege is not available.

•	You can only change the Owner if you selected joint Lifetime Plus Payments and:

–	an Owner dies and the spouse continues the Contract, or

–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.

•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.

•
If you selected Lifetime Plus 8 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.

•
If you selected Lifetime Plus 8 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.

•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.

•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.

•
The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.

•
Lifetime Plus Payments and Cumulative Withdrawals do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

•
Each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).

•
We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit’s additional M&E charge subject to the maximum additional M&E charge stated at the beginning of this appendix.

NOTE: If the older Covered Person was age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview” earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, your benefit ends without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,200, this would result in an initial Lifetime Plus Payment of less than $100.

The annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100.

We deduct each Lifetime Plus Payment, Cumulative Withdrawal, Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this appendix.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.

Cumulative Withdrawal Benefit

Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.

You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.

The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options’ performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge. Each Cumulative Withdrawal reduces your Contract Value, Withdrawal Charge Basis and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.

If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.

Excess Withdrawals

Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.

NOTE:

•
For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•
For required annuitizations, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the maximum permitted Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES

We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.

•
If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.

If you receive an annual Lifetime Plus Payment increase we increase the current additional M&E charge on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) that occurs on or after April 29, 2013, to 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an annual payment increase in the future, but any new additional M&E charge cannot be greater than the maximum stated for your Lifetime Benefit at the beginning of this appendix. We send you written notice of this increase and provide you at least 30-days to decline the annual payment increase. If you decline the annual payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increases (including this increase). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to your Lifetime Benefit’s additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.

If we change your Lifetime Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit’s guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

If your rider effective date is from January 26, 2009 until March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.

If your rider effective date is before January 26, 2009:

•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.

•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.

•	We do not limit allocations to Investment Option Group C.

Group A Investment Options(1)
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
(1)If your rider effective date is before January 26, 2009, the following are included in Investment Option Group C, and not in Group A:
AZL MVP Fusion Growth Fund and Franklin Founding Funds Allocation VIP Fund.

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Dreyfus Research Growth Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund

AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Franklin Mutual Shares VIP Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth VIP Fund

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL Pyramis Core Bond Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

Franklin High Income VIP Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

WHEN A LIFETIME BENEFIT ENDS

Your Lifetime Benefit ends upon the earliest of the following.

•	Before the Benefit Date, the Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
Before the Benefit Date, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in this appendix.

•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.

•	The Business Day before the Income Date you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.

•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.

•
The date of death of an Owner (or Annuitant if the Owner is a non-individual). However, if a federally recognized spouse is a Covered Person and continues this Contract, the Lifetime Benefit also continues.

•	The date of death of the last surviving Covered Person.

•	The Business Day the Contract ends.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix D

APPENDIX E – TARGET DATE BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered two different Target Date Retirement Benefit was available from May 1, 2008 through January 25, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.

Optional Target Date Benefits	Contract Version	Available Dates	Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)
Target Date Retirement Benefit	A	5/1/2008 to 1/23/2009	0.40%
Target Date 10 Benefit	A	1/26/2009 to 3/31/2009	0.55%
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

NOTE: Your Contract refers to both of these benefits as “Target Date Retirement Benefit Rider.” If your Contract has a minimum of ten Contract Years to the initial Target Value Date, then you have Target Date 10 Benefit; if the minimum is seven, you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth Rider Anniversary and under Target Date Retirement Benefit it is the seventh Rider Anniversary. Each Rider Anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.

There are several important points to note about Target Date Benefits.

•	Target Date Benefits do not guarantee Investment Option performance.

•	You cannot take a partial withdrawal from specific Investment Options if you have a Target Date Benefit.

•	If you have the No Withdrawal Charge Option, you can only remove a Target Date Benefit as discussed under “Removing a Target Date Benefit.”

•
We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.

•
You can only make additional Purchase Payments and participate in the automatic investment plan for the first three rider years. In addition, the flexible rebalancing program is not available while your Target Date Benefit is in effect. These restrictions no longer apply once the benefit ends.

•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.

•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.

•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix E

REMOVING A TARGET DATE BENEFIT

You can remove a Target Date Benefit from your Contract while the Contract Value is positive. If you have the No Withdrawal Charge Option, you can only remove a Target Date Benefit if you can simultaneously replace it with Income Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).

You can remove a Target Date Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.

On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

TARGET VALUE DATES

Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh Rider Anniversary, and under Target Date 10 Benefit it is the tenth Rider Anniversary. The latest date under both benefits is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent Rider Anniversary after the initial Target Value Date while your benefit is in effect.

For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.

At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.

We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix E

Initial Target Value Date Resets

You can reset the initial Target Value Date before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is seven Rider Anniversaries after we process your request under Target Date Retirement Benefit, or ten Rider Anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.

Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.

TARGET VALUE

The Target Value determines if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while your benefit is in effect.

If the rider effective date is the Issue Date, the Target Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value is initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.

At the end of each Business Day, we adjust the Target Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.

On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.

NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Target Value based on Purchase Payments until they are vested, and are also not included in the parts of this value that are based on Contract Value.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix E

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING

Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit’s guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.

We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.

TABLE 1: Investment Option Groups
Group A (1)
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
(1)If your rider effective date is before January 26, 2009:  AZL MVP Fusion Growth Fund and Franklin Founding Funds Allocation VIP Fund are included in the Group X Investment Options instead of in the Group A Investment Options.

Group B
AZL BlackRock Capital Appreciation Fund
AZL Dreyfus Research Growth Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund

AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Franklin Mutual Shares VIP Fund
PIMCO EqS Pathfinder Portfolio
Templeton Growth VIP Fund

Group X	Group Y
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL MVP Fusion Moderate Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio

AZL Balanced Index Strategy Fund
AZL Money Market Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL Pyramis Core Bond Fund
Franklin High Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix E

The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.

TABLE 2

Maximum % of Contract Value Allowed in the combined Investment Option Groups A, B and X
Based on the Number of Rider Years* to the Initial Target Value Date
and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix E

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.

TABLE 3
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix E

Determining the Required Group Allocation

On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.

•	If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix E

WHEN A TARGET DATE BENEFIT ENDS

Your Target Date Benefit ends upon the earliest of the following.

•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•	When the Contract ends.

APPENDIX F – QUARTERLY VALUE DEATH BENEFIT

The Quarterly Value Death Benefit was available on Version A Contracts issued from August 31, 2007 through March 7, 2010. This benefit had an additional M&E charge of 0.30% during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. There is no additional M&E charge for this benefit during the Annuity Phase. The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option’s net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge. You cannot remove the Quarterly Value Death Benefit from your Contract.

We determine the Quarterly Value Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center, both due proof of death* and the death benefit payment election. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value.

*	Please see section 10, Death Benefit for details on what we consider to be due proof of death.

The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.

At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.

•	We increase it by the amount of any additional Purchase Payments.

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.

On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.

The end date occurs on the earliest of:

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or

•	the end of the Business Day during which we first receive in Good Order at our Service Center, both due proof of death and the death benefit payment election.

If the end date occurs due to age, we continue to calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary until we receive the required death information. If the end date occurs because of death and there are multiple Beneficiaries, the Quarterly Anniversary Value does not increase as of the Business Day we receive the above required death claim documentation from the Beneficiary that first files claim. However, if the surviving spouse continues the Contract, the Quarterly Anniversary Value can continue to increase until the next end date if the new Owner is not yet age 91.

The Quarterly Value Death Benefit ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.

•     When the Contract ends.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix F

APPENDIX G – PREVIOUS VERSIONS OF THE MAXIMUM ANNIVERSARY DEATH BENEFIT

These are the only differences between the original Maximum Anniversary Death Benefit, the second Maximum Anniversary Death Benefit, and the Maximum Anniversary Death Benefit discussed in section 11.d (which was on Version B Contracts issued from April 30, 2012 through April 26, 2013):

Original Maximum Anniversary Death Benefit	Second Maximum Anniversary Death Benefit
•Available on Version A Contracts issued from September 20, 2010 through April 29, 2011.	•Available on Version B Contracts issued from May 2, 2011 through April 27, 2012.
• Did not require an Additional Required Benefit.	• Did require an Additional Required Benefit.

•If you remove the Additional Required Benefit you can continue to receive annual lock ins and we continue to assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit’s rider termination date.

For both the original Maximum Anniversary Death Benefit and second Maximum Anniversary Death Benefit, the end date occurs on the earliest of:

•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or

•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.

APPENDIX H – SHORT WITHDRAWAL CHARGE OPTION

The Short Withdrawal Charge Option was available on Version A Contracts issued from May 1, 2008 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through July 23, 2012.

The Short Withdrawal Charge Option shortens the Base Contract’s withdrawal charge period from seven to four years. You cannot remove the Short Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge of 0.25% during the Accumulation Phase assessed against the Investment Options’ net asset value.

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
Short Withdrawal Charge Option
0	8.5%
1	7.5%
2	5.5%
3	3%
4 years or more	0%

APPENDIX I – NO WITHDRAWAL CHARGE OPTION

The No Withdrawal Charge Option was available on Version A Contracts issued from May 1, 2008 through March 31, 2009, and then again from July 22, 2009 through April 29, 2011. The No Withdrawal Charge Option was also available on Version B Contracts issued from May 2, 2011 through July 23, 2012.

The No Withdrawal Charge Option eliminates the Base Contract’s withdrawal charge. You cannot remove the No Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The No Withdrawal Charge Option carries an additional M&E charge of 0.35% during the Accumulation Phase assessed against the Investment Options’ net asset value.

NOTE: The No Withdrawal Charge Option required selection of an Additional Required Benefit, and you can only remove the Additional Required Benefit if we increase its rider charge, or you can simultaneously replace it with another Additional Required Benefit. Removing an Additional Required Benefit because we increase its rider charge does not end the No Withdrawal Charge Option.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix G, H, I

APPENDIX J – PREVIOUS VERSIONS OF INCOME PROTECTOR, INCOME FOCUS AND INVESTMENT PROTECTOR

The benefit version identifier (for example, (05.11)) is located in your rider.

INCOME PROTECTOR

Income Protector (07.12) – available from July 23, 2012 through October 12, 2012 on Version A Contracts issued on or after April 1, 2009, and Version B Contracts.

Income Protector (05.12) – available from April 30, 2012 through July 20, 2012 on Version A Contracts issued on or after April 1, 2009, and Version B Contracts.

Income Protector (01.12) – available from January 23, 2012 through April 27, 2012 on Version A Contracts and Version B Contracts.

Income Protector (05.11) – available from May 2, 2011 through January 20, 2012 on Version A Contracts and Version B Contracts.

Income Protector (05.10) – available from May 3, 2010 through April 29, 2011 on Version A Contracts.

Income Protector (08.09) – available from July 22, 2009 through April 30, 2010 on Version A Contracts.

For Income Protector (07.12), the current rider charge is 1.10% for both single and joint Lifetime Plus Payments. For Income Protector (05.12), and (01.12) the current rider charge is 1.40% for both single and joint Lifetime Plus Payments. For Income Protector (05.11), (05.10) and (08.09) the current rider charge is 1.35% for single Lifetime Plus Payments and 1.50% for joint Lifetime Plus Payments.

For Income Protector (07.12), (05.12), (01.12), (05.11) and (05.10) the exercise age is age 60. For Income Protector (08.09) the exercise age is age 65.

For Income Protector (07.12), (05.12), and (01.12) the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table For Income Protector (07.12), (05.12), and (01.12)
Age of the Covered Person for single Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage	Age of the younger Covered Person for joint Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%	60 – 64	3.5%
65 – 79	4.5%	65 – 79	4.0%
80+	5.5%	80+	5.0%
For Income Protector (05.11) and (05.10) the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table for the Income Protector (05.11) and (05.10)
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%
65 - 79	4.5%
80+	5.5%
For Income Protector (08.09) the Annual Maximum Lifetime Plus Payment Table is as follows:

Annual Maximum Lifetime Plus Payment Table for the Income Protector (08.09)
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	4.5%
80+	5.5%

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix J

For Income Protector (07.12), the Annual Increase percentage is 5%. For Income Protector (05.12), the Annual Increase percentage is 7%. For Income Protector (01.12), (05.11), (05.10) and (08.09) the Annual Increase percentage is 8%. For Income Protector (07.12), (05.12), (01.12) and (05.11) the number of guarantee years is 30. For Income Protector (05.10) and (08.09) the number of guarantee years is 20.

The available Investment Options for Income Protector (07.12), (05.12), and (01.12) are as follows:

Income Protector (07.12), (05.12), and (01.12) available Investment Options
AZL Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Invesco Equity and Income Fund
AZL MVP T. Rowe Price Capital Appreciation Fund
AZL Pyramis Core Bond Fund

Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

The available Investment Options for Income Protector (05.11), (05.10) and (08.09) are as follows:

Income Protector (05.11), (05.10) and (08.09) available Investment Options
AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL Invesco Equity and Income Fund
AZL Money Market Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP T. Rowe Price Capital Appreciation Fund
AZL Pyramis Core Bond Fund
BlackRock Global Allocation V.I. Fund

Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin High Income VIP Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

For Income Protector (01.12), (05.11), (05.10) and (08.09), after an assignment or change of ownership a Covered Person is removed from the Contract if he or she is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required in section 2, Ownership, Annuitants, Covered Persons, and Payees.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix J

INCOME FOCUS

Income Focus (05.12) – available from April 30, 2012 through July 20, 2012 on Version B Contracts.

For Income Focus (05.12), the current rider charge is 1.30% for both single and joint Income Focus Payments, the exercise age is 60, the Performance Increase is 1%, and the Initial Income Value Percentage Table is as follows:

Income Focus (05.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.75%	45 – 64	3.25%
65 – 79	4.25%	65 – 79	3.75%
80+	5.25%	80+	4.75%
For Income Focus (05.12) the available Investment Options are as follows:

Income Focus (05.12) available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund AZL MVP Invesco Equity and Income Fund AZL MVP T. Rowe Price Capital Appreciation Fund PIMCO VIT Global Multi-Asset Managed Volatility Portfolio

INVESTMENT PROTECTOR

Investment Protector (07.12) – available from July 9, 2012 through July 19, 2013 on Version A Contracts issued on or after April 1, 2009, and Version B Contracts.

Investment Protector (01.12) – available from January 23, 2012 through April 27, 2012 on Version A Contracts and Version B Contracts. From April 20, 2012 through July 6, 2012 it was available on Version A Contracts issued on or after April 1, 2009, and on Version B Contracts.

Investment Protector (05.10) – available from May 3, 2010 through January 20, 2012 on Version A Contracts and Version B Contracts.

Investment Protector (08.09) – available from July 22, 2009 through April 30, 2010 on Version A Contracts.

For Investment Protector (07.12) and (01.12) the current rider charge is 1.30%; for (05.10) the current rider charge is 1.25%; and for (08.09), the current rider charge is 1.15%.

For Investment Protector (07.12), (01.12) and (05.10) the guarantee percentage we use to calculate the Target Value is 100%. For Investment Protector (08.09), the guarantee percentage we use to calculate the Target Value is 95%.

For Investment Protector (07.12) the Investment Option restrictions and rebalancing are as stated in section 11.b, Investment Protector – Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix J

For Investment Protector (01.12), (05.10), and (08.09), the Investment Option Groups and information on Investment Option allocation and transfer restrictions and quarterly rebalancing is as follows:

TABLE 1: Investment Protector Investment Option Groups
Group A
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
Group B/X
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Dreyfus Research Growth Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Growth Index Strategy Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Morgan Stanley Mid Cap Growth Fund

AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL NFJ International Value Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Allianz NFJ Dividend Value VIT Portfolio
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
PIMCO EqS Pathfinder Portfolio
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
Templeton Growth VIP Fund

Group Y
AZL Enhanced Bond Index Fund
AZL Money Market Fund
AZL Pyramis Core Bond Fund
Franklin High Income VIP Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Research Bond Portfolio

PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix J

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.

TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix J

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.

TABLE 3: Investment Protector
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.

If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.

Determining the Maximum Allowed and Minimum Required Group Allocation

Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).

Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.

Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix J

Determining the Required Group Allocation

On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

2.
Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.

3.
Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.

a)
If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.

b)
If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.

Determining the Required Allocation for Each Investment Option

We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)

where:

a =	The new required group allocation for the current Quarterly Anniversary.

b =	The required allocation for each Investment Option at the end of the prior Business Day.

c =	The required group allocation at the end of the prior Business Day.

We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

NOTE:

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.

•	Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.

•
We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.

•	If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

Allianz VisionSM New York Prospectus – April 28, 2014
Appendix J

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

OUR SERVICE CENTER

If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.

To send a check for an additional Purchase Payment or for general customer service, please mail to the appropriate address as follows:

Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of New York	Allianz Life Insurance Company of New York
NW5990	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5990

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of New York	Allianz Life Insurance Company of New York
NW5990	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

NOTE: Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com/newyork. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz VisionSM New York Prospectus – April 28, 2014

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ VISIONSM NEW YORK
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued on or prior to April 26, 2013 by
ALLIANZ LIFE® OF NY VARIABLE ACCOUNT C (the Separate Account) and
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (Allianz Life of New York, we, us, our)

This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of New York
P. O. Box 561
Minneapolis, MN 55440-0561
 (800) 624-0197

Table of Contents

Allianz Life of New York……………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	3	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Federal Estate Taxes…………………………………	10
Taxation of Annuities in General………………………………..	3	Generation-Skipping Transfer Tax………………….	10
Qualified Contracts……………………………………………….	4	Foreign Tax Credits…………………………………..	10
Purchasing a Qualified Contract………………………………..	5	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts………………………………..	6	Annuity Payments………………………………………..	11
Distributions Non-Qualified Contracts………………………….	7	Annuity Payment Options……………………………	11
Required Distributions……………………………………………	7	Annuity Units/Calculating Variable Annuity
Diversification……………………………………………………..	8	Payments………………………….…………….	13
Owner Control…………………………………………………….	8	Financial Statements…………………………………….	13
Contracts Owned by Non-Individuals…………………………..	8	Appendix A – Death of the Owner and/or Annuitant…	14
Annuity Purchases by Nonresident Aliens and Foreign		Appendix B – Condensed Financial Information	17
Corporations…………………………………………………...	8

Dated: April 28, 2014

VISNY(LEG/POS)SAI-0414

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

1

ALLIANZ LIFE OF NEW YORK

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life of NY Variable Account C as of and for the year or period ended December 31, 2013 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the financial statements and supplemental schedules of Allianz Life Insurance Company of New York as of December 31, 2013 and 2012 and for each of the years in the three-year period ended December 31, 2013, are included in Part C of the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.

We pay commissions for Contract sales. Allianz Life Financial passes through most of the commissions it receives to the selling firms. Allianz Life Financial received commissions for contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2011	$18,836,916.72	$0
2012	$21,612,325.40	$0
2013	$22,493,369.28	$0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

2

Allianz Life Financial sells contracts issued by Allianz Life of New York primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 853 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 broker-dealer firms. These payments vary in amount. In 2013, the five firms receiving the largest payments, ranging from $884,716 to $5,980,004, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

Firm Name
LPL Financial Network
Wells Fargo Network
AIG
National Planning Holdings
HD Vest Investment Services

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your after-tax investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract’s cost basis). Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

3

For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

Types of Qualified Contracts

We may issue the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA Contracts are not currently available under this Contract. However, that may change in the future.

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

4

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.

If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

PURCHASING A QUALIFIED CONTRACT

The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.

Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

5

DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;

4)	made to you after separation from service after reaching age 55 (does not apply to IRAs);

5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

6)	distributions made on account of an IRS levy upon the Qualified Contract;

7)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

11)
a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

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DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.

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Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

DIVERSIFICATION

Code Section 817(h) imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department (Treasury Department). If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. The Code contains a safe harbor provision which provides that annuity contracts, such as this Contract, meet the diversification standards if, as of the end of each quarter, the Contract’s underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

Treasury regulations (Treasury Reg. 1.817-5) amplify the Code’s diversification standards for variable contracts and provide an alternative to this safe harbor provision. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.

OWNER CONTROL

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts’ features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.

CONTRACTS OWNED BY NON-INDIVIDUALS

When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

INCOME TAX WITHHOLDING

Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or

•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

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Participants should consult a tax adviser regarding withholding requirements.

MULTIPLE CONTRACTS

Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distribution from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. Qualified Contracts generally cannot be assigned or pledged. The Contract’s tax basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than in their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s tax basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.

The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.

DEATH BENEFITS

Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.

SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)

Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by the federal tax law to an opposite-sex spouse under Sections 72(s) and 401(a)(9) are not available to a same-sex spouse, there are several unanswered questions regarding the scope and impact of this U.S. Supreme Court decision.

On August 29, 2013, the IRS clarified its position regarding same-sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

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Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if federal tax law does not recognize the relationship as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.

Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ANNUITY PAYMENTS

We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.

Variable payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Annuity Payment amount.

Annuity Payments end upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	When the Contract ends.

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ANNUITY PAYMENT OPTIONS

The Annuity Payment Options are briefly described in prospectus section 11 – The Annuity Phase, and we included additional information that you may find helpful here.

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. Under a Partial Annuitization, this Annuity Option is only available for variable payouts. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies after the guaranteed period has ended, the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies before the guaranteed period has ended, we make Annuity Payments during the remaining guaranteed period as follows based on who is still alive: Payee, any surviving Owner, the last surviving Owner’s Beneficiaries, or to last surviving Owner’s estate if there are no remaining or named Beneficiaries. If we were making variable Annuity Payments and the Annuitant dies before the guaranteed period has ended, the Owner may instead choose to discontinue the remaining payments and instead take a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed variable payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center, using the AIR as the interest rate for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment. There are no additional costs for a lump sum payment.

Option 3. Joint and Last Survivor Annuity. This Annuity Option is not available under a Partial Annuitization. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. This Annuity Option is not available under a Partial Annuitization. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. If the last surviving joint Annuitant dies after the guaranteed period has ended, the last payment is the one that is due before the last surviving joint Annuitant’s death. If the last surviving joint Annuitant dies before the guaranteed period has ended, we make Annuity Payments during the remaining guaranteed period as follows based on who is still alive: Payee, any surviving Owner, the last surviving Owner’s Beneficiaries, or to last surviving Owner’s estate if there are no remaining or named Beneficiaries. If we were making variable Annuity Payments and the Annuitant dies before the guaranteed period has ended, the Owner may instead choose to discontinue the remaining payments and instead take a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed variable payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center, using the selected AIR as the interest rate for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment.

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Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. We calculate the refund amount for each Investment Option as follows.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A) =	Annuity unit value of the Investment Option’s subaccount when due proof of the Annuitant’s death is received at our Service Center.

(B) =	The amount applied to variable Annuity Payments under this option on the Income Date.

(C) =	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D) =	The number of annuity units used in determining each variable Annuity Payment subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E) =	Dollar value of first variable Annuity Payment.

(F) =	Number of variable Annuity Payments made since the Income Date.

We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =

10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS

The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.

We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.

We determine the annuity unit value on each Business Day as follows:

•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

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The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3% or 4.5% based on your selection.

Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2013 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2013 are also included in Part C of the Registration Statement and are incorporated herein by reference.

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APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.

UPON THE DEATH OF A SOLE OWNER
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract.  If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, the Quarterly Anniversary Value under the Quarterly Value Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
•If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–the surviving spouse becomes the new Owner, and
–the Accumulation Phase continues.

•The Beneficiary becomes the Owner.
•If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1 or 3, payments end.
–Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
•If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

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UPON THE DEATH OF A JOINT OWNER (NOTE: Joint Owners cannot take Partial Annuitizations)
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, the Quarterly Anniversary Value under the Quarterly Value Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
•If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–the surviving Joint Owner/spouse becomes the new Owner, and
–the Accumulation Phase continues.

•The surviving Joint Owner becomes the sole Owner.
•If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1  or 3, payments end.
–Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
•If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

15

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•If the deceased Annuitant was a Joint Owner , we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.

•If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1  or 3, payments end.
–Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•If the deceased was a sole Owner, the Beneficiary becomes the Owner if the Contract continues.
•If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
•Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant . Under Annuity Option 4, Annuity Payments to the Payee continue untile either the guaranteed period expires, or when we pay any final lump sum.
•No death benefit is payable. •If the deceased was a sole Owner, the Beneficiary becomes the Owner. •If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

16

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are included in Part C of the Registration Statement.

Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.

This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.

Base Contract and Optional Benefits as follows:	M&E Charge
Quarterly Value Death Benefit or Maximum Anniversary Death Benefit	1.70%
Bonus Option	1.90%
Short Withdrawal Charge Option	1.65%
No Withdrawal Charge Option	1.75%
Quarterly Value Death Benefit or Maximum Anniversary Death Benefit and Short Withdrawal Charge Option	1.95%
Quarterly Value Death Benefit or Maximum Anniversary Death Benefit and No Withdrawal Charge Option	2.05%

Base Contract with Lifetime Plus Benefit (available before April 1, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.10%	2.60%
Quarterly Value Death Benefit	single	2.40%	2.90%
Bonus Option	single	2.60%	3.10%
Short Withdrawal Charge Option	single	2.35%	2.85%
No Withdrawal Charge Option	single	2.45%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.90%	3.40%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.65%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.75%	3.25%
Without Optional Benefits	joint	2.25%	2.75%
Quarterly Value Death Benefit	joint	2.55%	3.05%
Bonus Option	joint	2.75%	3.25%
Short Withdrawal Charge Option	joint	2.50%	3.00%
No Withdrawal Charge Option	joint	2.60%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	3.05%	3.55%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.80%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	2.90%	3.40%

Base Contract with Lifetime Plus 8 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.35%	2.60%
Quarterly Value Death Benefit	single	2.65%	2.90%
Bonus Option	single	2.85%	3.10%
Short Withdrawal Charge Option	single	2.60%	2.85%
No Withdrawal Charge Option	single	2.70%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	3.15%	3.40%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.90%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	3.00%	3.25%
Without Optional Benefits	joint	2.50%	2.75%
Quarterly Value Death Benefit	joint	2.80%	3.05%
Bonus Option	joint	3.00%	3.25%
Short Withdrawal Charge Option	joint	2.75%	3.00%
No Withdrawal Charge Option	joint	2.85%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	3.30%	3.55%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	3.05%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.15%	3.40%

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

17

Base Contract with Lifetime Plus 8 Benefit (available before January 26, 2009) and Optional Benefits:	Payment Type	M&E Charge(1) (before payments begin)	M&E Charge(1) (after payments begin)	M&E Charge(2) (before payments begin)	M&E Charge(2) (after payments begin)
Without Optional Benefits	single	2.20%	2.10%	2.60%	2.50%
Quarterly Value Death Benefit	single	2.50%	2.40%	2.90%	2.80%
Bonus Option	single	2.70%	2.60%	3.10%	3.00%
Short Withdrawal Charge Option	single	2.45%	2.35%	2.85%	2.75%
No Withdrawal Charge Option	single	2.55%	2.45%	2.95%	2.85%
Quarterly Value Death Benefit and Bonus Option	single	3.00%	2.90%	3.40%	3.30%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.75%	2.65%	3.15%	3.05%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.85%	2.75%	3.25%	3.15%
Without Optional Benefits	joint	2.35%	2.25%	2.75%	2.65%
Quarterly Value Death Benefit	joint	2.65%	2.55%	3.05%	2.95%
Bonus Option	joint	2.85%	2.75%	3.25%	3.15%
Short Withdrawal Charge Option	joint	2.60%	2.50%	3.00%	2.90%
No Withdrawal Charge Option	joint	2.70%	2.60%	3.10%	3.00%
Quarterly Value Death Benefit and Bonus Option	joint	3.15%	3.05%	3.55%	3.45%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.90%	2.80%	3.30%	3.20%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.00%	2.90%	3.40%	3.30%
(1)	Had no qualifying event, or had a qualifying event and declined the M&E charge increase.

(2)	Had a qualifying event and accepted the M&E charge increase.

NOTE: A qualifying event is the reset of a Lifetime Benefit’s Annual Increase or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013.

Base Contract with Target Date Retirement Benefit (available from March 17, 2008 through January 25, 2009) and Optional Benefits:	M&E Charge	Base Contract with Target Date 10 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	M&E Charge
Without Optional Benefits	1.80%	Without Optional Benefits	1.95%
Quarterly Value Death Benefit	2.10%	Quarterly Value Death Benefit	2.25%
Bonus Option	2.30%	Bonus Option	2.45%
Short Withdrawal Charge Option	2.05%	Short Withdrawal Charge Option	2.20%
No Withdrawal Charge Option	2.15%	No Withdrawal Charge Option	2.30%
Quarterly Value Death Benefit and Bonus Option	2.60%	Quarterly Value Death Benefit and Bonus Option	2.75%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.35%	Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.50%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.45%	Quarterly Value Death Benefit and No Withdrawal Charge Option	2.60%

NOTE: The following Investment Options commenced operations under this Contract after December 31, 2013. Therefore, no AUV information is shown for: AZL Enhanced Bond Index Fund, AZL MVP T. Rowe Price Capital Appreciation Fund, AZL NFJ International Value Fund, AZL Russell 1000 Growth Index Fund, AZL Russell Value Index Fund, Allianz NFJ Dividend Value VIT Portfolio, JPMorgan Insurance Trust Core Bond Portfolio, and MFS VIT Research Bond Portfolio.

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

18

(Number of Accumulation Units in thousands)

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Balanced Index Strategy Fund
1.65%
                      12/31/2009              N/A              10.030 9
                      12/31/2010              10.030              10.901 139
                      12/31/2011              10.901              10.982 258
                      12/31/2012              10.982              11.913 392
                      12/31/2013              11.913              13.233 276
1.70%
                      12/31/2009              N/A              10.029 50
                      12/31/2010              10.029              10.895 94
                      12/31/2011              10.895              10.970 174
                      12/31/2012              10.970              11.894 226
                      12/31/2013              11.894              13.205 212
1.75%
                      12/31/2009              N/A              10.028 0
                      12/31/2010              10.028              10.888 9
                      12/31/2011              10.888              10.958 9
                      12/31/2012              10.958              11.875 11
                      12/31/2013              11.875              13.178 11
1.80%
                      12/31/2009              N/A              10.027 69
                      12/31/2010              10.027              10.882 73
                      12/31/2011              10.882              10.946 104
                      12/31/2012              10.946              11.856 98
                      12/31/2013              11.856              13.150 206
1.90%
                      12/31/2009              N/A              10.025 19
                      12/31/2010              10.025              10.869 102
                      12/31/2011              10.869              10.922 172
                      12/31/2012              10.922              11.818 232
                      12/31/2013              11.818              13.095 218
1.95%
                      12/31/2009              N/A              10.024 52
                      12/31/2010              10.024              10.863 59
                      12/31/2011              10.863              10.910 115
                      12/31/2012              10.910              11.799 192
                      12/31/2013              11.799              13.067 140
2.05%
                      12/31/2009              N/A              10.022 12
                      12/31/2010              10.022              10.850 31
                      12/31/2011              10.850              10.886 43
                      12/31/2012              10.886              11.762 43
                      12/31/2013              11.762              13.013 43
2.10%
                      12/31/2009              N/A              10.021 50
                      12/31/2010              10.021              10.843 62
                      12/31/2011              10.843              10.874 63
                      12/31/2012              10.874              11.743 62
                      12/31/2013              11.743              12.986 60
2.15%
                      12/31/2009              N/A              10.020 2
                      12/31/2010              10.020              10.837 3
                      12/31/2011              10.837              10.862 3
                      12/31/2012              10.862              11.724 3
                      12/31/2013              11.724              12.958 4

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2009              N/A              10.019 33
                      12/31/2010              10.019              10.830 101
                      12/31/2011              10.830              10.850 92
                      12/31/2012              10.850              11.705 81
                      12/31/2013              11.705              12.931 73
2.25%
                      12/31/2009              N/A              10.018 85
                      12/31/2010              10.018              10.824 49
                      12/31/2011              10.824              10.839 48
                      12/31/2012              10.839              11.687 47
                      12/31/2013              11.687              12.904 41
2.30%
                      12/31/2009              N/A              10.017 24
                      12/31/2010              10.017              10.817 23
                      12/31/2011              10.817              10.827 17
                      12/31/2012              10.827              11.668 11
                      12/31/2013              11.668              12.877 18
2.35%
                      12/31/2009              N/A              10.016 80
                      12/31/2010              10.016              10.811 77
                      12/31/2011              10.811              10.815 87
                      12/31/2012              10.815              11.649 93
                      12/31/2013              11.649              12.850 65
2.40%
                      12/31/2009              N/A              10.015 21
                      12/31/2010              10.015              10.804 23
                      12/31/2011              10.804              10.803 22
                      12/31/2012              10.803              11.631 19
                      12/31/2013              11.631              12.823 18
2.45%
                      12/31/2009              N/A              10.014 17
                      12/31/2010              10.014              10.798 13
                      12/31/2011              10.798              10.791 17
                      12/31/2012              10.791              11.612 15
                      12/31/2013              11.612              12.796 14
2.50%
                      12/31/2009              N/A              10.013 15
                      12/31/2010              10.013              10.792 7
                      12/31/2011              10.792              10.779 9
                      12/31/2012              10.779              11.594 9
                      12/31/2013              11.594              12.769 10
2.55%
                      12/31/2009              N/A              10.013 10
                      12/31/2010              10.013              10.785 10
                      12/31/2011              10.785              10.768 10
                      12/31/2012              10.768              11.575 10
                      12/31/2013              11.575              12.743 9
2.60%
                      12/31/2009              N/A              10.012 28
                      12/31/2010              10.012              10.779 30
                      12/31/2011              10.779              10.756 29
                      12/31/2012              10.756              11.557 31
                      12/31/2013              11.557              12.716 65

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

19

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2009              N/A              10.011 13
                      12/31/2010              10.011              10.772 14
                      12/31/2011              10.772              10.744 13
                      12/31/2012              10.744              11.538 15
                      12/31/2013              11.538              12.689 11
2.70%
                      12/31/2009              N/A              10.010 0
                      12/31/2010              10.010              10.766 0
                      12/31/2011              10.766              10.732 0
                      12/31/2012              10.732              11.520 0
                      12/31/2013              11.520              12.663 0
2.75%
                      12/31/2009              N/A              10.009 31
                      12/31/2010              10.009              10.759 34
                      12/31/2011              10.759              10.721 25
                      12/31/2012              10.721              11.501 25
                      12/31/2013              11.501              12.636 22
2.80%
                      12/31/2009              N/A              10.008 0
                      12/31/2010              10.008              10.753 0
                      12/31/2011              10.753              10.709 0
                      12/31/2012              10.709              11.483 2
                      12/31/2013              11.483              12.610 0
2.85%
                      12/31/2009              N/A              10.007 12
                      12/31/2010              10.007              10.747 13
                      12/31/2011              10.747              10.697 13
                      12/31/2012              10.697              11.465 12
                      12/31/2013              11.465              12.583 17
2.90%
                      12/31/2009              N/A              10.006 11
                      12/31/2010              10.006              10.740 10
                      12/31/2011              10.740              10.685 10
                      12/31/2012              10.685              11.446 11
                      12/31/2013              11.446              12.557 15
2.95%
                      12/31/2013              N/A              12.531 0
3.00%
                      12/31/2009              N/A              10.004 1
                      12/31/2010              10.004              10.727 1
                      12/31/2011              10.727              10.662 1
                      12/31/2012              10.662              11.410 1
                      12/31/2013              11.410              12.504 5
3.05%
                      12/31/2009              N/A              10.003 4
                      12/31/2010              10.003              10.721 4
                      12/31/2011              10.721              10.650 3
                      12/31/2012              10.650              11.392 8
                      12/31/2013              11.392              12.478 8
3.10%
                      12/31/2013              N/A              12.452 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              10.001 8
                      12/31/2010              10.001              10.708 8
                      12/31/2011              10.708              10.627 8
                      12/31/2012              10.627              11.355 9
                      12/31/2013              11.355              12.426 0
3.20%
                      12/31/2013              N/A              13.937 0
3.25%
                      12/31/2013              N/A              13.906 3
3.30%
                      12/31/2009              N/A              9.998 0
                      12/31/2010              9.998              10.689 0
                      12/31/2011              10.689              10.592 0
                      12/31/2012              10.592              11.301 0
                      12/31/2013              11.301              12.348 0
3.40%
                      12/31/2013              N/A              13.812 2
3.45%
                      12/31/2013              N/A              13.781 0
3.55%
                      12/31/2013              N/A              13.719 0
AZL BlackRock Capital Appreciation Fund
1.65%
                      12/31/2007              N/A              13.023 1
                      12/31/2008              13.023              8.150 2
                      12/31/2009              8.150              10.859 18
                      12/31/2010              10.859              12.732 22
                      12/31/2011              12.732              11.383 37
                      12/31/2012              11.383              12.733 51
                      12/31/2013              12.733              16.713 43
1.70%
                      12/31/2007              N/A              13.005 0
                      12/31/2008              13.005              8.135 0
                      12/31/2009              8.135              10.834 18
                      12/31/2010              10.834              12.696 23
                      12/31/2011              12.696              11.345 71
                      12/31/2012              11.345              12.684 154
                      12/31/2013              12.684              16.641 169
1.75%
                      12/31/2009              N/A              10.809 0
                      12/31/2010              10.809              12.660 5
                      12/31/2011              12.660              11.308 6
                      12/31/2012              11.308              12.636 6
                      12/31/2013              12.636              16.568 4
1.80%
                      12/31/2008              N/A              8.106 5
                      12/31/2009              8.106              10.784 53
                      12/31/2010              10.784              12.624 70
                      12/31/2011              12.624              11.270 70
                      12/31/2012              11.270              12.588 63
                      12/31/2013              12.588              16.497 50

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

20

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
                      12/31/2007              N/A              12.936 6
                      12/31/2008              12.936              8.076 10
                      12/31/2009              8.076              10.733 20
                      12/31/2010              10.733              12.553 20
                      12/31/2011              12.553              11.195 29
                      12/31/2012              11.195              12.491 36
                      12/31/2013              12.491              16.354 35
1.95%
                      12/31/2007              N/A              12.918 0
                      12/31/2008              12.918              8.061 0
                      12/31/2009              8.061              10.708 50
                      12/31/2010              10.708              12.517 54
                      12/31/2011              12.517              11.158 56
                      12/31/2012              11.158              12.443 75
                      12/31/2013              12.443              16.283 68
2.05%
                      12/31/2008              N/A              8.032 5
                      12/31/2009              8.032              10.658 6
                      12/31/2010              10.658              12.447 6
                      12/31/2011              12.447              11.084 6
                      12/31/2012              11.084              12.348 6
                      12/31/2013              12.348              16.143 4
2.10%
                      12/31/2007              N/A              12.867 0
                      12/31/2008              12.867              8.016 7
                      12/31/2009              8.016              10.633 77
                      12/31/2010              10.633              12.411 93
                      12/31/2011              12.411              11.046 89
                      12/31/2012              11.046              12.301 77
                      12/31/2013              12.301              16.073 54
2.15%
                      12/31/2008              N/A              8.002 0
                      12/31/2009              8.002              10.609 0
                      12/31/2010              10.609              12.376 0
                      12/31/2011              12.376              11.010 0
                      12/31/2012              11.010              12.254 0
                      12/31/2013              12.254              16.004 0
2.20%
                      12/31/2007              N/A              12.741 0
                      12/31/2008              12.741              7.930 1
                      12/31/2009              7.930              10.508 17
                      12/31/2010              10.508              12.253 17
                      12/31/2011              12.253              10.895 32
                      12/31/2012              10.895              12.120 51
                      12/31/2013              12.120              15.820 42
2.25%
                      12/31/2007              N/A              12.815 0
                      12/31/2008              12.815              7.972 11
                      12/31/2009              7.972              10.559 22
                      12/31/2010              10.559              12.306 28
                      12/31/2011              12.306              10.936 28
                      12/31/2012              10.936              12.160 28
                      12/31/2013              12.160              15.865 21

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2008              N/A              7.958 0
                      12/31/2009              7.958              10.534 8
                      12/31/2010              10.534              12.271 7
                      12/31/2011              12.271              10.900 6
                      12/31/2012              10.900              12.113 1
                      12/31/2013              12.113              15.796 1
2.35%
                      12/31/2007              N/A              12.781 0
                      12/31/2008              12.781              7.943 1
                      12/31/2009              7.943              10.509 22
                      12/31/2010              10.509              12.236 18
                      12/31/2011              12.236              10.864 23
                      12/31/2012              10.864              12.067 23
                      12/31/2013              12.067              15.728 17
2.40%
                      12/31/2007              N/A              12.764 0
                      12/31/2008              12.764              7.929 6
                      12/31/2009              7.929              10.485 24
                      12/31/2010              10.485              12.201 24
                      12/31/2011              12.201              10.827 24
                      12/31/2012              10.827              12.020 21
                      12/31/2013              12.020              15.659 18
2.45%
                      12/31/2008              N/A              7.914 3
                      12/31/2009              7.914              10.460 7
                      12/31/2010              10.460              12.167 7
                      12/31/2011              12.167              10.791 5
                      12/31/2012              10.791              11.974 21
                      12/31/2013              11.974              15.592 12
2.50%
                      12/31/2007              N/A              12.730 0
                      12/31/2008              12.730              7.899 2
                      12/31/2009              7.899              10.436 6
                      12/31/2010              10.436              12.132 6
                      12/31/2011              12.132              10.755 6
                      12/31/2012              10.755              11.928 6
                      12/31/2013              11.928              15.524 8
2.55%
                      12/31/2007              N/A              12.713 0
                      12/31/2008              12.713              7.885 0
                      12/31/2009              7.885              10.412 1
                      12/31/2010              10.412              12.098 1
                      12/31/2011              12.098              10.720 1
                      12/31/2012              10.720              11.883 1
                      12/31/2013              11.883              15.457 1
2.60%
                      12/31/2007              N/A              12.696 0
                      12/31/2008              12.696              7.870 1
                      12/31/2009              7.870              10.387 52
                      12/31/2010              10.387              12.064 63
                      12/31/2011              12.064              10.684 64
                      12/31/2012              10.684              11.837 62
                      12/31/2013              11.837              15.390 37

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

21

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2007              N/A              12.679 0
                      12/31/2008              12.679              7.856 0
                      12/31/2009              7.856              10.363 0
                      12/31/2010              10.363              12.029 2
                      12/31/2011              12.029              10.648 1
                      12/31/2012              10.648              11.792 2
                      12/31/2013              11.792              15.323 1
2.70%
                      12/31/2008              N/A              7.842 0
                      12/31/2009              7.842              10.339 1
                      12/31/2010              10.339              11.995 3
                      12/31/2011              11.995              10.613 4
                      12/31/2012              10.613              11.747 4
                      12/31/2013              11.747              15.257 4
2.75%
                      12/31/2007              N/A              12.645 0
                      12/31/2008              12.645              7.827 1
                      12/31/2009              7.827              10.315 9
                      12/31/2010              10.315              11.961 9
                      12/31/2011              11.961              10.577 9
                      12/31/2012              10.577              11.702 19
                      12/31/2013              11.702              15.191 14
2.80%
                      12/31/2007              N/A              12.628 0
                      12/31/2008              12.628              7.813 9
                      12/31/2009              7.813              10.291 12
                      12/31/2010              10.291              11.927 13
                      12/31/2011              11.927              10.542 13
                      12/31/2012              10.542              11.657 11
                      12/31/2013              11.657              15.125 10
2.85%
                      12/31/2008              N/A              7.798 0
                      12/31/2009              7.798              10.267 13
                      12/31/2010              10.267              11.894 13
                      12/31/2011              11.894              10.507 14
                      12/31/2012              10.507              11.612 15
                      12/31/2013              11.612              15.060 16
2.90%
                      12/31/2007              N/A              12.505 0
                      12/31/2008              12.505              7.729 2
                      12/31/2009              7.729              10.170 9
                      12/31/2010              10.170              11.776 9
                      12/31/2011              11.776              10.398 7
                      12/31/2012              10.398              11.486 7
                      12/31/2013              11.486              14.888 8
2.95%
                      12/31/2013              N/A              14.929 0
3.00%
                      12/31/2008              N/A              7.756 0
                      12/31/2009              7.756              10.196 6
                      12/31/2010              10.196              11.794 2
                      12/31/2011              11.794              10.403 2
                      12/31/2012              10.403              11.480 2
                      12/31/2013              11.480              14.866 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2007              N/A              12.455 0
                      12/31/2008              12.455              7.686 0
                      12/31/2009              7.686              10.099 5
                      12/31/2010              10.099              11.676 14
                      12/31/2011              11.676              10.294 13
                      12/31/2012              10.294              11.354 12
                      12/31/2013              11.354              14.696 5
3.10%
                      12/31/2013              N/A              14.737 25
3.15%
                      12/31/2008              N/A              7.714 0
                      12/31/2009              7.714              10.124 0
                      12/31/2010              10.124              11.694 0
                      12/31/2011              11.694              10.300 0
                      12/31/2012              10.300              11.349 0
                      12/31/2013              11.349              14.673 2
3.20%
                      12/31/2013              N/A              15.187 0
3.25%
                      12/31/2013              N/A              15.121 3
3.30%
                      12/31/2009              N/A              10.054 0
                      12/31/2010              10.054              11.595 0
                      12/31/2011              11.595              10.197 0
                      12/31/2012              10.197              11.219 0
                      12/31/2013              11.219              14.484 0
3.40%
                      12/31/2013              N/A              14.925 0
3.45%
                      12/31/2013              N/A              14.861 0
3.55%
                      12/31/2013              N/A              14.732 0
AZL Dreyfus Research Growth Fund
1.65%
                      12/31/2007              N/A              11.350 0
                      12/31/2008              11.350              6.516 1
                      12/31/2009              6.516              8.637 1
                      12/31/2010              8.637              10.444 5
                      12/31/2011              10.444              9.945 11
                      12/31/2012              9.945              11.518 12
                      12/31/2013              11.518              15.408 9
1.70%
                      12/31/2007              N/A              11.315 0
                      12/31/2008              11.315              6.493 1
                      12/31/2009              6.493              8.602 1
                      12/31/2010              8.602              10.396 1
                      12/31/2011              10.396              9.895 13
                      12/31/2012              9.895              11.454 46
                      12/31/2013              11.454              15.314 51
1.75%
                      12/31/2009              N/A              8.560 1
                      12/31/2010              8.560              10.340 1
                      12/31/2011              10.340              9.837 1
                      12/31/2012              9.837              11.381 1
                      12/31/2013              11.381              15.209 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

22

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
                      12/31/2008              N/A              6.447 2
                      12/31/2009              6.447              8.532 3
                      12/31/2010              8.532              10.301 8
                      12/31/2011              10.301              9.795 4
                      12/31/2012              9.795              11.327 2
                      12/31/2013              11.327              15.129 2
1.90%
                      12/31/2007              N/A              11.176 0
                      12/31/2008              11.176              6.400 0
                      12/31/2009              6.400              8.463 0
                      12/31/2010              8.463              10.207 13
                      12/31/2011              10.207              9.695 8
                      12/31/2012              9.695              11.200 11
                      12/31/2013              11.200              14.946 25
1.95%
                      12/31/2007              N/A              11.142 0
                      12/31/2008              11.142              6.377 1
                      12/31/2009              6.377              8.428 7
                      12/31/2010              8.428              10.160 8
                      12/31/2011              10.160              9.646 29
                      12/31/2012              9.646              11.138 32
                      12/31/2013              11.138              14.855 32
2.05%
                      12/31/2008              N/A              6.332 3
                      12/31/2009              6.332              8.360 2
                      12/31/2010              8.360              10.068 1
                      12/31/2011              10.068              9.549 2
                      12/31/2012              9.549              11.015 1
                      12/31/2013              11.015              14.676 1
2.10%
                      12/31/2007              N/A              11.039 0
                      12/31/2008              11.039              6.309 0
                      12/31/2009              6.309              8.326 2
                      12/31/2010              8.326              10.022 8
                      12/31/2011              10.022              9.500 5
                      12/31/2012              9.500              10.953 4
                      12/31/2013              10.953              14.587 5
2.15%
                      12/31/2008              N/A              6.287 0
                      12/31/2009              6.287              8.292 0
                      12/31/2010              8.292              9.976 0
                      12/31/2011              9.976              9.452 0
                      12/31/2012              9.452              10.892 0
                      12/31/2013              10.892              14.499 0
2.20%
                      12/31/2007              N/A              10.780 0
                      12/31/2008              10.780              6.155 3
                      12/31/2009              6.155              8.114 15
                      12/31/2010              8.114              9.757 3
                      12/31/2011              9.757              9.240 6
                      12/31/2012              9.240              10.642 4
                      12/31/2013              10.642              14.158 6

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2007              N/A              10.938 0
                      12/31/2008              10.938              6.242 2
                      12/31/2009              6.242              8.224 5
                      12/31/2010              8.224              9.885 4
                      12/31/2011              9.885              9.357 4
                      12/31/2012              9.357              10.771 4
                      12/31/2013              10.771              14.323 2
2.30%
                      12/31/2008              N/A              6.219 0
                      12/31/2009              6.219              8.191 0
                      12/31/2010              8.191              9.839 0
                      12/31/2011              9.839              9.309 0
                      12/31/2012              9.309              10.711 0
                      12/31/2013              10.711              14.236 2
2.35%
                      12/31/2007              N/A              10.870 0
                      12/31/2008              10.870              6.197 3
                      12/31/2009              6.197              8.157 6
                      12/31/2010              8.157              9.794 7
                      12/31/2011              9.794              9.262 9
                      12/31/2012              9.262              10.651 12
                      12/31/2013              10.651              14.149 2
2.40%
                      12/31/2007              N/A              10.837 0
                      12/31/2008              10.837              6.175 2
                      12/31/2009              6.175              8.124 2
                      12/31/2010              8.124              9.750 10
                      12/31/2011              9.750              9.215 1
                      12/31/2012              9.215              10.592 0
                      12/31/2013              10.592              14.064 0
2.45%
                      12/31/2008              N/A              6.153 7
                      12/31/2009              6.153              8.091 12
                      12/31/2010              8.091              9.705 8
                      12/31/2011              9.705              9.168 8
                      12/31/2012              9.168              10.533 8
                      12/31/2013              10.533              13.978 3
2.50%
                      12/31/2007              N/A              10.770 0
                      12/31/2008              10.770              6.131 0
                      12/31/2009              6.131              8.058 0
                      12/31/2010              8.058              9.661 12
                      12/31/2011              9.661              9.122 2
                      12/31/2012              9.122              10.474 1
                      12/31/2013              10.474              13.893 3
2.55%
                      12/31/2007              N/A              10.737 0
                      12/31/2008              10.737              6.109 0
                      12/31/2009              6.109              8.025 0
                      12/31/2010              8.025              9.617 1
                      12/31/2011              9.617              9.075 0
                      12/31/2012              9.075              10.416 0
                      12/31/2013              10.416              13.809 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

23

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              10.704 0
                      12/31/2008              10.704              6.087 1
                      12/31/2009              6.087              7.992 2
                      12/31/2010              7.992              9.573 29
                      12/31/2011              9.573              9.029 1
                      12/31/2012              9.029              10.358 6
                      12/31/2013              10.358              13.725 11
2.65%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              6.065 0
                      12/31/2009              6.065              7.960 0
                      12/31/2010              7.960              9.529 8
                      12/31/2011              9.529              8.984 0
                      12/31/2012              8.984              10.300 0
                      12/31/2013              10.300              13.642 0
2.70%
                      12/31/2008              N/A              6.044 0
                      12/31/2009              6.044              7.927 0
                      12/31/2010              7.927              9.485 0
                      12/31/2011              9.485              8.938 0
                      12/31/2012              8.938              10.243 0
                      12/31/2013              10.243              13.559 0
2.75%
                      12/31/2007              N/A              10.606 0
                      12/31/2008              10.606              6.022 1
                      12/31/2009              6.022              7.895 3
                      12/31/2010              7.895              9.442 8
                      12/31/2011              9.442              8.893 4
                      12/31/2012              8.893              10.186 4
                      12/31/2013              10.186              13.477 5
2.80%
                      12/31/2007              N/A              10.573 0
                      12/31/2008              10.573              6.000 0
                      12/31/2009              6.000              7.863 0
                      12/31/2010              7.863              9.399 0
                      12/31/2011              9.399              8.848 0
                      12/31/2012              8.848              10.129 0
                      12/31/2013              10.129              13.395 0
2.85%
                      12/31/2008              N/A              5.979 0
                      12/31/2009              5.979              7.831 0
                      12/31/2010              7.831              9.356 2
                      12/31/2011              9.356              8.803 0
                      12/31/2012              8.803              10.073 0
                      12/31/2013              10.073              13.314 2
2.90%
                      12/31/2007              N/A              10.325 0
                      12/31/2008              10.325              5.854 0
                      12/31/2009              5.854              7.663 1
                      12/31/2010              7.663              9.151 6
                      12/31/2011              9.151              8.606 2
                      12/31/2012              8.606              9.842 2
                      12/31/2013              9.842              13.003 2
2.95%
                      12/31/2013              N/A              13.153 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              5.916 0
                      12/31/2009              5.916              7.736 0
                      12/31/2010              7.736              9.229 5
                      12/31/2011              9.229              8.670 0
                      12/31/2012              8.670              9.906 0
                      12/31/2013              9.906              13.074 1
3.05%
                      12/31/2007              N/A              10.230 0
                      12/31/2008              10.230              5.791 0
                      12/31/2009              5.791              7.570 0
                      12/31/2010              7.570              9.026 9
                      12/31/2011              9.026              8.475 0
                      12/31/2012              8.475              9.679 0
                      12/31/2013              9.679              12.767 0
3.10%
                      12/31/2013              N/A              12.915 0
3.15%
                      12/31/2008              N/A              5.852 0
                      12/31/2009              5.852              7.642 0
                      12/31/2010              7.642              9.103 1
                      12/31/2011              9.103              8.539 0
                      12/31/2012              8.539              9.742 0
                      12/31/2013              9.742              12.837 0
3.20%
                      12/31/2013              N/A              13.855 0
3.25%
                      12/31/2013              N/A              13.771 1
3.30%
                      12/31/2009              N/A              7.549 0
                      12/31/2010              7.549              8.978 0
                      12/31/2011              8.978              8.410 0
                      12/31/2012              8.410              9.580 0
                      12/31/2013              9.580              12.606 0
3.40%
                      12/31/2013              N/A              13.522 0
3.45%
                      12/31/2013              N/A              13.440 0
3.55%
                      12/31/2013              N/A              13.277 0
AZL Federated Clover Small Value Fund
1.65%
                      12/31/2007              N/A              17.282 1
                      12/31/2008              17.282              11.265 5
                      12/31/2009              11.265              14.473 5
                      12/31/2010              14.473              18.095 9
                      12/31/2011              18.095              17.102 12
                      12/31/2012              17.102              19.230 16
                      12/31/2013              19.230              24.967 29
1.70%
                      12/31/2007              N/A              17.242 1
                      12/31/2008              17.242              11.233 2
                      12/31/2009              11.233              14.425 3
                      12/31/2010              14.425              18.026 3
                      12/31/2011              18.026              17.028 18
                      12/31/2012              17.028              19.137 23
                      12/31/2013              19.137              24.834 30

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

24

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
                      12/31/2009              N/A              14.365 0
                      12/31/2010              14.365              17.942 0
                      12/31/2011              17.942              16.941 0
                      12/31/2012              16.941              19.029 0
                      12/31/2013              19.029              24.682 0
1.80%
                      12/31/2008              N/A              11.169 29
                      12/31/2009              11.169              14.329 41
                      12/31/2010              14.329              17.888 40
                      12/31/2011              17.888              16.881 38
                      12/31/2012              16.881              18.952 32
                      12/31/2013              18.952              24.570 34
1.90%
                      12/31/2007              N/A              17.081 0
                      12/31/2008              17.081              11.106 3
                      12/31/2009              11.106              14.233 7
                      12/31/2010              14.233              17.751 12
                      12/31/2011              17.751              16.735 16
                      12/31/2012              16.735              18.770 40
                      12/31/2013              18.770              24.309 46
1.95%
                      12/31/2007              N/A              17.042 0
                      12/31/2008              17.042              11.075 2
                      12/31/2009              11.075              14.186 16
                      12/31/2010              14.186              17.683 15
                      12/31/2011              17.683              16.662 24
                      12/31/2012              16.662              18.679 25
                      12/31/2013              18.679              24.180 35
2.05%
                      12/31/2008              N/A              11.012 1
                      12/31/2009              11.012              14.091 3
                      12/31/2010              14.091              17.548 2
                      12/31/2011              17.548              16.519 2
                      12/31/2012              16.519              18.499 2
                      12/31/2013              18.499              23.923 5
2.10%
                      12/31/2007              N/A              16.923 0
                      12/31/2008              16.923              10.981 17
                      12/31/2009              10.981              14.044 28
                      12/31/2010              14.044              17.480 25
                      12/31/2011              17.480              16.447 25
                      12/31/2012              16.447              18.410 24
                      12/31/2013              18.410              23.795 26
2.15%
                      12/31/2008              N/A              10.950 0
                      12/31/2009              10.950              13.998 1
                      12/31/2010              13.998              17.413 1
                      12/31/2011              17.413              16.376 1
                      12/31/2012              16.376              18.321 0
                      12/31/2013              18.321              23.668 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2007              N/A              16.623 0
                      12/31/2008              16.623              10.775 1
                      12/31/2009              10.775              13.768 5
                      12/31/2010              13.768              17.119 3
                      12/31/2011              17.119              16.091 3
                      12/31/2012              16.091              17.994 3
                      12/31/2013              17.994              23.234 8
2.25%
                      12/31/2007              N/A              16.804 0
                      12/31/2008              16.804              10.888 6
                      12/31/2009              10.888              13.904 8
                      12/31/2010              13.904              17.280 8
                      12/31/2011              17.280              16.234 8
                      12/31/2012              16.234              18.144 8
                      12/31/2013              18.144              23.417 10
2.30%
                      12/31/2008              N/A              10.857 7
                      12/31/2009              10.857              13.858 5
                      12/31/2010              13.858              17.214 4
                      12/31/2011              17.214              16.164 4
                      12/31/2012              16.164              18.057 1
                      12/31/2013              18.057              23.292 1
2.35%
                      12/31/2007              N/A              16.726 0
                      12/31/2008              16.726              10.826 4
                      12/31/2009              10.826              13.812 5
                      12/31/2010              13.812              17.148 4
                      12/31/2011              17.148              16.094 4
                      12/31/2012              16.094              17.970 4
                      12/31/2013              17.970              23.168 9
2.40%
                      12/31/2007              N/A              16.687 0
                      12/31/2008              16.687              10.795 5
                      12/31/2009              10.795              13.766 6
                      12/31/2010              13.766              17.082 5
                      12/31/2011              17.082              16.025 5
                      12/31/2012              16.025              17.883 4
                      12/31/2013              17.883              23.045 4
2.45%
                      12/31/2008              N/A              10.765 3
                      12/31/2009              10.765              13.720 9
                      12/31/2010              13.720              17.017 8
                      12/31/2011              17.017              15.955 6
                      12/31/2012              15.955              17.797 6
                      12/31/2013              17.797              22.922 3
2.50%
                      12/31/2007              N/A              16.609 0
                      12/31/2008              16.609              10.734 2
                      12/31/2009              10.734              13.674 2
                      12/31/2010              13.674              16.952 3
                      12/31/2011              16.952              15.886 3
                      12/31/2012              15.886              17.711 3
                      12/31/2013              17.711              22.800 3

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

25

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
                      12/31/2007              N/A              16.570 0
                      12/31/2008              16.570              10.704 1
                      12/31/2009              10.704              13.629 1
                      12/31/2010              13.629              16.887 1
                      12/31/2011              16.887              15.817 1
                      12/31/2012              15.817              17.625 1
                      12/31/2013              17.625              22.679 1
2.60%
                      12/31/2007              N/A              16.532 0
                      12/31/2008              16.532              10.673 12
                      12/31/2009              10.673              13.583 4
                      12/31/2010              13.583              16.822 4
                      12/31/2011              16.822              15.749 4
                      12/31/2012              15.749              17.540 4
                      12/31/2013              17.540              22.558 8
2.65%
                      12/31/2007              N/A              16.493 0
                      12/31/2008              16.493              10.643 3
                      12/31/2009              10.643              13.538 5
                      12/31/2010              13.538              16.758 5
                      12/31/2011              16.758              15.681 5
                      12/31/2012              15.681              17.455 5
                      12/31/2013              17.455              22.438 4
2.70%
                      12/31/2008              N/A              10.613 0
                      12/31/2009              10.613              13.493 1
                      12/31/2010              13.493              16.693 0
                      12/31/2011              16.693              15.613 0
                      12/31/2012              15.613              17.371 0
                      12/31/2013              17.371              22.318 0
2.75%
                      12/31/2007              N/A              16.416 0
                      12/31/2008              16.416              10.583 0
                      12/31/2009              10.583              13.448 1
                      12/31/2010              13.448              16.629 1
                      12/31/2011              16.629              15.545 1
                      12/31/2012              15.545              17.287 1
                      12/31/2013              17.287              22.199 5
2.80%
                      12/31/2007              N/A              16.378 0
                      12/31/2008              16.378              10.553 1
                      12/31/2009              10.553              13.403 2
                      12/31/2010              13.403              16.566 2
                      12/31/2011              16.566              15.478 1
                      12/31/2012              15.478              17.204 1
                      12/31/2013              17.204              22.081 1
2.85%
                      12/31/2008              N/A              10.523 0
                      12/31/2009              10.523              13.358 2
                      12/31/2010              13.358              16.502 0
                      12/31/2011              16.502              15.411 0
                      12/31/2012              15.411              17.121 0
                      12/31/2013              17.121              21.963 6

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
                      12/31/2007              N/A              16.088 0
                      12/31/2008              16.088              10.356 3
                      12/31/2009              10.356              13.139 3
                      12/31/2010              13.139              16.224 4
                      12/31/2011              16.224              15.143 4
                      12/31/2012              15.143              16.815 3
                      12/31/2013              16.815              21.560 5
2.95%
                      12/31/2013              N/A              21.730 0
3.00%
                      12/31/2008              N/A              10.434 1
                      12/31/2009              10.434              13.225 1
                      12/31/2010              13.225              16.313 1
                      12/31/2011              16.313              15.212 1
                      12/31/2012              15.212              16.874 1
                      12/31/2013              16.874              21.614 2
3.05%
                      12/31/2007              N/A              15.975 0
                      12/31/2008              15.975              10.268 1
                      12/31/2009              10.268              13.008 0
                      12/31/2010              13.008              16.038 3
                      12/31/2011              16.038              14.947 3
                      12/31/2012              14.947              16.572 3
                      12/31/2013              16.572              21.217 1
3.10%
                      12/31/2013              N/A              21.385 1
3.15%
                      12/31/2008              N/A              10.345 0
                      12/31/2009              10.345              13.093 0
                      12/31/2010              13.093              16.127 0
                      12/31/2011              16.127              15.015 0
                      12/31/2012              15.015              16.630 0
                      12/31/2013              16.630              21.271 0
3.20%
                      12/31/2013              N/A              22.238 0
3.25%
                      12/31/2013              N/A              22.120 0
3.30%
                      12/31/2009              N/A              12.963 0
                      12/31/2010              12.963              15.942 0
                      12/31/2011              15.942              14.821 0
                      12/31/2012              14.821              16.391 0
                      12/31/2013              16.391              20.933 0
3.40%
                      12/31/2013              N/A              21.768 0
3.45%
                      12/31/2013              N/A              21.652 0
3.55%
                      12/31/2013              N/A              21.421 2

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

26

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Franklin Templeton Founding Strategy Plus Fund
1.65%
                      12/31/2009              N/A              10.213 3
                      12/31/2010              10.213              11.052 211
                      12/31/2011              11.052              10.673 444
                      12/31/2012              10.673              12.049 467
                      12/31/2013              12.049              13.999 483
1.70%
                      12/31/2009              N/A              10.212 22
                      12/31/2010              10.212              11.046 135
                      12/31/2011              11.046              10.661 302
                      12/31/2012              10.661              12.029 320
                      12/31/2013              12.029              13.970 384
1.75%
                      12/31/2009              N/A              10.211 0
                      12/31/2010              10.211              11.039 6
                      12/31/2011              11.039              10.649 14
                      12/31/2012              10.649              12.010 15
                      12/31/2013              12.010              13.940 13
1.80%
                      12/31/2009              N/A              10.210 0
                      12/31/2010              10.210              11.033 4
                      12/31/2011              11.033              10.638 17
                      12/31/2012              10.638              11.991 6
                      12/31/2013              11.991              13.911 6
1.90%
                      12/31/2009              N/A              10.208 0
                      12/31/2010              10.208              11.020 68
                      12/31/2011              11.020              10.614 161
                      12/31/2012              10.614              11.953 112
                      12/31/2013              11.953              13.853 157
1.95%
                      12/31/2009              N/A              10.207 9
                      12/31/2010              10.207              11.013 37
                      12/31/2011              11.013              10.603 131
                      12/31/2012              10.603              11.934 152
                      12/31/2013              11.934              13.824 193
2.05%
                      12/31/2009              N/A              10.205 0
                      12/31/2010              10.205              11.000 8
                      12/31/2011              11.000              10.580 13
                      12/31/2012              10.580              11.896 16
                      12/31/2013              11.896              13.766 18
2.10%
                      12/31/2009              N/A              10.204 0
                      12/31/2010              10.204              10.993 5
                      12/31/2011              10.993              10.568 9
                      12/31/2012              10.568              11.877 3
                      12/31/2013              11.877              13.737 3
2.15%
                      12/31/2009              N/A              10.203 0
                      12/31/2010              10.203              10.987 0
                      12/31/2011              10.987              10.556 0
                      12/31/2012              10.556              11.858 0
                      12/31/2013              11.858              13.708 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
                      12/31/2009              N/A              10.202 0
                      12/31/2010              10.202              10.980 13
                      12/31/2011              10.980              10.545 77
                      12/31/2012              10.545              11.839 105
                      12/31/2013              11.839              13.680 139
2.25%
                      12/31/2009              N/A              10.201 0
                      12/31/2010              10.201              10.974 2
                      12/31/2011              10.974              10.533 4
                      12/31/2012              10.533              11.820 3
                      12/31/2013              11.820              13.651 4
2.30%
                      12/31/2009              N/A              10.200 0
                      12/31/2010              10.200              10.967 0
                      12/31/2011              10.967              10.522 0
                      12/31/2012              10.522              11.801 0
                      12/31/2013              11.801              13.622 0
2.35%
                      12/31/2009              N/A              10.199 0
                      12/31/2010              10.199              10.961 2
                      12/31/2011              10.961              10.510 2
                      12/31/2012              10.510              11.782 3
                      12/31/2013              11.782              13.594 9
2.40%
                      12/31/2009              N/A              10.198 0
                      12/31/2010              10.198              10.954 1
                      12/31/2011              10.954              10.499 0
                      12/31/2012              10.499              11.763 0
                      12/31/2013              11.763              13.565 10
2.45%
                      12/31/2009              N/A              10.197 0
                      12/31/2010              10.197              10.948 0
                      12/31/2011              10.948              10.487 1
                      12/31/2012              10.487              11.745 1
                      12/31/2013              11.745              13.537 1
2.50%
                      12/31/2009              N/A              10.196 0
                      12/31/2010              10.196              10.941 0
                      12/31/2011              10.941              10.476 0
                      12/31/2012              10.476              11.726 0
                      12/31/2013              11.726              13.509 14
2.55%
                      12/31/2009              N/A              10.195 0
                      12/31/2010              10.195              10.935 0
                      12/31/2011              10.935              10.464 1
                      12/31/2012              10.464              11.707 1
                      12/31/2013              11.707              13.480 2
2.60%
                      12/31/2009              N/A              10.194 0
                      12/31/2010              10.194              10.928 25
                      12/31/2011              10.928              10.453 62
                      12/31/2012              10.453              11.688 1
                      12/31/2013              11.688              13.452 12

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

27

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2009              N/A              10.193 0
                      12/31/2010              10.193              10.922 1
                      12/31/2011              10.922              10.442 6
                      12/31/2012              10.442              11.670 7
                      12/31/2013              11.670              13.424 17
2.70%
                      12/31/2009              N/A              10.192 0
                      12/31/2010              10.192              10.915 0
                      12/31/2011              10.915              10.430 0
                      12/31/2012              10.430              11.651 0
                      12/31/2013              11.651              13.396 0
2.75%
                      12/31/2009              N/A              10.191 0
                      12/31/2010              10.191              10.909 0
                      12/31/2011              10.909              10.419 5
                      12/31/2012              10.419              11.632 0
                      12/31/2013              11.632              13.368 45
2.80%
                      12/31/2009              N/A              10.190 0
                      12/31/2010              10.190              10.902 0
                      12/31/2011              10.902              10.407 3
                      12/31/2012              10.407              11.614 3
                      12/31/2013              11.614              13.340 4
2.85%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.896 3
                      12/31/2011              10.896              10.396 13
                      12/31/2012              10.396              11.595 16
                      12/31/2013              11.595              13.312 25
2.90%
                      12/31/2009              N/A              10.189 0
                      12/31/2010              10.189              10.889 11
                      12/31/2011              10.889              10.385 12
                      12/31/2012              10.385              11.577 11
                      12/31/2013              11.577              13.284 24
2.95%
                      12/31/2013              N/A              13.256 0
3.00%
                      12/31/2009              N/A              10.187 0
                      12/31/2010              10.187              10.876 2
                      12/31/2011              10.876              10.362 5
                      12/31/2012              10.362              11.540 5
                      12/31/2013              11.540              13.228 10
3.05%
                      12/31/2009              N/A              10.186 0
                      12/31/2010              10.186              10.870 0
                      12/31/2011              10.870              10.350 0
                      12/31/2012              10.350              11.522 0
                      12/31/2013              11.522              13.201 8
3.10%
                      12/31/2013              N/A              13.173 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2009              N/A              10.184 0
                      12/31/2010              10.184              10.857 0
                      12/31/2011              10.857              10.328 0
                      12/31/2012              10.328              11.485 0
                      12/31/2013              11.485              13.145 8
3.20%
                      12/31/2013              N/A              20.422 0
3.25%
                      12/31/2013              N/A              20.247 0
3.30%
                      12/31/2009              N/A              10.181 0
                      12/31/2010              10.181              10.837 0
                      12/31/2011              10.837              10.294 0
                      12/31/2012              10.294              11.430 0
                      12/31/2013              11.430              13.063 0
3.40%
                      12/31/2013              N/A              19.732 1
3.45%
                      12/31/2013              N/A              19.563 0
3.55%
                      12/31/2013              N/A              19.230 2
AZL Gateway Fund
1.65%
                      12/31/2010              N/A              10.325 4
                      12/31/2011              10.325              10.467 15
                      12/31/2012              10.467              10.722 17
                      12/31/2013              10.722              11.437 23
1.70%
                      12/31/2010              N/A              10.323 3
                      12/31/2011              10.323              10.460 24
                      12/31/2012              10.460              10.710 36
                      12/31/2013              10.710              11.418 60
1.75%
                      12/31/2010              N/A              10.322 0
                      12/31/2011              10.322              10.454 7
                      12/31/2012              10.454              10.698 9
                      12/31/2013              10.698              11.399 9
1.80%
                      12/31/2010              N/A              10.320 0
                      12/31/2011              10.320              10.447 0
                      12/31/2012              10.447              10.685 0
                      12/31/2013              10.685              11.381 0
1.90%
                      12/31/2010              N/A              10.317 0
                      12/31/2011              10.317              10.433 24
                      12/31/2012              10.433              10.661 13
                      12/31/2013              10.661              11.343 21
1.95%
                      12/31/2010              N/A              10.316 1
                      12/31/2011              10.316              10.427 40
                      12/31/2012              10.427              10.649 22
                      12/31/2013              10.649              11.325 28

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

28

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
                      12/31/2010              N/A              10.313 0
                      12/31/2011              10.313              10.413 0
                      12/31/2012              10.413              10.624 8
                      12/31/2013              10.624              11.287 10
2.10%
                      12/31/2010              N/A              10.311 0
                      12/31/2011              10.311              10.407 0
                      12/31/2012              10.407              10.612 0
                      12/31/2013              10.612              11.269 0
2.15%
                      12/31/2010              N/A              10.310 0
                      12/31/2011              10.310              10.400 0
                      12/31/2012              10.400              10.600 0
                      12/31/2013              10.600              11.250 0
2.20%
                      12/31/2010              N/A              10.308 1
                      12/31/2011              10.308              10.393 10
                      12/31/2012              10.393              10.588 10
                      12/31/2013              10.588              11.232 13
2.25%
                      12/31/2010              N/A              10.307 0
                      12/31/2011              10.307              10.386 0
                      12/31/2012              10.386              10.576 3
                      12/31/2013              10.576              11.213 0
2.30%
                      12/31/2010              N/A              10.305 0
                      12/31/2011              10.305              10.380 0
                      12/31/2012              10.380              10.564 0
                      12/31/2013              10.564              11.195 0
2.35%
                      12/31/2010              N/A              10.304 0
                      12/31/2011              10.304              10.373 0
                      12/31/2012              10.373              10.551 0
                      12/31/2013              10.551              11.176 1
2.40%
                      12/31/2010              N/A              10.302 0
                      12/31/2011              10.302              10.366 0
                      12/31/2012              10.366              10.539 0
                      12/31/2013              10.539              11.158 0
2.45%
                      12/31/2010              N/A              10.301 0
                      12/31/2011              10.301              10.360 0
                      12/31/2012              10.360              10.527 0
                      12/31/2013              10.527              11.140 0
2.50%
                      12/31/2010              N/A              10.299 0
                      12/31/2011              10.299              10.353 0
                      12/31/2012              10.353              10.515 0
                      12/31/2013              10.515              11.121 0
2.55%
                      12/31/2010              N/A              10.298 0
                      12/31/2011              10.298              10.346 0
                      12/31/2012              10.346              10.503 0
                      12/31/2013              10.503              11.103 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2010              N/A              10.296 0
                      12/31/2011              10.296              10.340 9
                      12/31/2012              10.340              10.491 8
                      12/31/2013              10.491              10.788 7
2.65%
                      12/31/2010              N/A              10.295 0
                      12/31/2011              10.295              10.333 0
                      12/31/2012              10.333              10.479 4
                      12/31/2013              10.479              11.066 5
2.70%
                      12/31/2010              N/A              10.293 0
                      12/31/2011              10.293              10.326 0
                      12/31/2012              10.326              10.467 0
                      12/31/2013              10.467              11.048 0
2.75%
                      12/31/2010              N/A              10.292 0
                      12/31/2011              10.292              10.320 1
                      12/31/2012              10.320              10.455 1
                      12/31/2013              10.455              10.729 0
2.80%
                      12/31/2010              N/A              10.290 0
                      12/31/2011              10.290              10.313 0
                      12/31/2012              10.313              10.443 0
                      12/31/2013              10.443              11.012 3
2.85%
                      12/31/2010              N/A              10.289 0
                      12/31/2011              10.289              10.306 0
                      12/31/2012              10.306              10.431 0
                      12/31/2013              10.431              10.689 0
2.90%
                      12/31/2010              N/A              10.287 0
                      12/31/2011              10.287              10.300 10
                      12/31/2012              10.300              10.419 9
                      12/31/2013              10.419              10.670 9
2.95%
                      12/31/2013              N/A              10.650 0
3.00%
                      12/31/2010              N/A              10.284 0
                      12/31/2011              10.284              10.287 0
                      12/31/2012              10.287              10.395 0
                      12/31/2013              10.395              10.631 0
3.05%
                      12/31/2010              N/A              10.283 0
                      12/31/2011              10.283              10.280 0
                      12/31/2012              10.280              10.383 0
                      12/31/2013              10.383              10.611 0
3.10%
                      12/31/2013              N/A              10.592 0
3.15%
                      12/31/2010              N/A              10.280 0
                      12/31/2011              10.280              10.267 0
                      12/31/2012              10.267              10.360 0
                      12/31/2013              10.360              10.572 0
3.20%
                      12/31/2013              N/A              10.548 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

29

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.25%
                      12/31/2013              N/A              10.529 1
3.30%
                      12/31/2010              N/A              10.275 0
                      12/31/2011              10.275              10.247 0
                      12/31/2012              10.247              10.324 0
                      12/31/2013              10.324              10.832 0
3.40%
                      12/31/2013              N/A              10.470 0
3.45%
                      12/31/2013              N/A              10.451 0
3.55%
                      12/31/2013              N/A              10.413 0
AZL Growth Index Strategy Fund
1.65%
                      12/31/2009              N/A              10.062 40
                      12/31/2010              10.062              11.225 601
                      12/31/2011              11.225              11.043 1270
                      12/31/2012              11.043              12.309 1468
                      12/31/2013              12.309              14.659 1574
1.70%
                      12/31/2009              N/A              10.061 38
                      12/31/2010              10.061              11.219 196
                      12/31/2011              11.219              11.031 614
                      12/31/2012              11.031              12.289 777
                      12/31/2013              12.289              14.628 911
1.75%
                      12/31/2009              N/A              10.060 0
                      12/31/2010              10.060              11.212 9
                      12/31/2011              11.212              11.019 26
                      12/31/2012              11.019              12.270 78
                      12/31/2013              12.270              14.598 82
1.80%
                      12/31/2009              N/A              10.059 19
                      12/31/2010              10.059              11.205 21
                      12/31/2011              11.205              11.007 21
                      12/31/2012              11.007              12.250 20
                      12/31/2013              12.250              14.567 17
1.90%
                      12/31/2009              N/A              10.057 26
                      12/31/2010              10.057              11.192 153
                      12/31/2011              11.192              10.983 310
                      12/31/2012              10.983              12.211 406
                      12/31/2013              12.211              14.506 376
1.95%
                      12/31/2009              N/A              10.056 56
                      12/31/2010              10.056              11.185 226
                      12/31/2011              11.185              10.971 889
                      12/31/2012              10.971              12.192 1052
                      12/31/2013              12.192              14.476 1182
2.05%
                      12/31/2009              N/A              10.054 9
                      12/31/2010              10.054              11.172 8
                      12/31/2011              11.172              10.947 46
                      12/31/2012              10.947              12.153 65
                      12/31/2013              12.153              14.415 65

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2009              N/A              10.053 61
                      12/31/2010              10.053              11.165 77
                      12/31/2011              11.165              10.935 74
                      12/31/2012              10.935              12.133 75
                      12/31/2013              12.133              14.385 70
2.15%
                      12/31/2009              N/A              10.052 0
                      12/31/2010              10.052              11.159 0
                      12/31/2011              11.159              10.923 0
                      12/31/2012              10.923              12.114 0
                      12/31/2013              12.114              14.355 0
2.20%
                      12/31/2009              N/A              10.051 38
                      12/31/2010              10.051              11.152 46
                      12/31/2011              11.152              10.911 73
                      12/31/2012              10.911              12.095 75
                      12/31/2013              12.095              14.325 75
2.25%
                      12/31/2009              N/A              10.050 67
                      12/31/2010              10.050              11.145 75
                      12/31/2011              11.145              10.899 86
                      12/31/2012              10.899              12.075 85
                      12/31/2013              12.075              14.295 72
2.30%
                      12/31/2009              N/A              10.049 1
                      12/31/2010              10.049              11.139 1
                      12/31/2011              11.139              10.887 1
                      12/31/2012              10.887              12.056 1
                      12/31/2013              12.056              14.265 1
2.35%
                      12/31/2009              N/A              10.048 84
                      12/31/2010              10.048              11.132 81
                      12/31/2011              11.132              10.875 75
                      12/31/2012              10.875              12.037 75
                      12/31/2013              12.037              14.235 62
2.40%
                      12/31/2009              N/A              10.047 11
                      12/31/2010              10.047              11.125 27
                      12/31/2011              11.125              10.863 29
                      12/31/2012              10.863              12.018 26
                      12/31/2013              12.018              14.205 35
2.45%
                      12/31/2009              N/A              10.046 16
                      12/31/2010              10.046              11.119 14
                      12/31/2011              11.119              10.851 12
                      12/31/2012              10.851              11.998 11
                      12/31/2013              11.998              14.175 2
2.50%
                      12/31/2009              N/A              10.045 40
                      12/31/2010              10.045              11.112 45
                      12/31/2011              11.112              10.840 39
                      12/31/2012              10.840              11.979 39
                      12/31/2013              11.979              14.146 41

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

30

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
                      12/31/2009              N/A              10.045 9
                      12/31/2010              10.045              11.105 9
                      12/31/2011              11.105              10.828 10
                      12/31/2012              10.828              11.960 10
                      12/31/2013              11.960              14.116 10
2.60%
                      12/31/2009              N/A              10.044 73
                      12/31/2010              10.044              11.099 88
                      12/31/2011              11.099              10.816 80
                      12/31/2012              10.816              11.941 80
                      12/31/2013              11.941              14.086 104
2.65%
                      12/31/2009              N/A              10.043 1
                      12/31/2010              10.043              11.092 10
                      12/31/2011              11.092              10.804 7
                      12/31/2012              10.804              11.922 6
                      12/31/2013              11.922              14.057 12
2.70%
                      12/31/2009              N/A              10.042 2
                      12/31/2010              10.042              11.086 2
                      12/31/2011              11.086              10.792 2
                      12/31/2012              10.792              11.903 2
                      12/31/2013              11.903              14.027 2
2.75%
                      12/31/2009              N/A              10.041 4
                      12/31/2010              10.041              11.079 4
                      12/31/2011              11.079              10.780 4
                      12/31/2012              10.780              11.884 5
                      12/31/2013              11.884              13.998 7
2.80%
                      12/31/2009              N/A              10.040 6
                      12/31/2010              10.040              11.072 6
                      12/31/2011              11.072              10.769 11
                      12/31/2012              10.769              11.865 12
                      12/31/2013              11.865              13.969 21
2.85%
                      12/31/2009              N/A              10.039 1
                      12/31/2010              10.039              11.066 1
                      12/31/2011              11.066              10.757 3
                      12/31/2012              10.757              11.846 1
                      12/31/2013              11.846              13.939 3
2.90%
                      12/31/2009              N/A              10.038 1
                      12/31/2010              10.038              11.059 1
                      12/31/2011              11.059              10.745 8
                      12/31/2012              10.745              11.827 7
                      12/31/2013              11.827              13.910 19
2.95%
                      12/31/2013              N/A              13.881 8
3.00%
                      12/31/2009              N/A              10.036 4
                      12/31/2010              10.036              11.046 6
                      12/31/2011              11.046              10.722 7
                      12/31/2012              10.722              11.789 7
                      12/31/2013              11.789              13.852 10

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2009              N/A              10.035 0
                      12/31/2010              10.035              11.039 0
                      12/31/2011              11.039              10.710 5
                      12/31/2012              10.710              11.771 4
                      12/31/2013              11.771              13.823 13
3.10%
                      12/31/2013              N/A              13.794 2
3.15%
                      12/31/2009              N/A              10.033 0
                      12/31/2010              10.033              11.026 0
                      12/31/2011              11.026              10.686 1
                      12/31/2012              10.686              11.733 1
                      12/31/2013              11.733              13.765 2
3.20%
                      12/31/2013              N/A              15.970 0
3.25%
                      12/31/2013              N/A              15.934 3
3.30%
                      12/31/2009              N/A              10.030 0
                      12/31/2010              10.030              11.007 0
                      12/31/2011              11.007              10.651 1
                      12/31/2012              10.651              11.677 1
                      12/31/2013              11.677              13.679 0
3.40%
                      12/31/2013              N/A              15.827 0
3.45%
                      12/31/2013              N/A              15.792 0
3.55%
                      12/31/2013              N/A              15.721 3
AZL International Index Fund
1.65%
                      12/31/2009              N/A              9.756 1
                      12/31/2010              9.756              10.279 8
                      12/31/2011              10.279              8.820 11
                      12/31/2012              8.820              10.239 36
                      12/31/2013              10.239              12.222 36
1.70%
                      12/31/2009              N/A              9.755 4
                      12/31/2010              9.755              10.273 5
                      12/31/2011              10.273              8.810 13
                      12/31/2012              8.810              10.223 20
                      12/31/2013              10.223              12.197 25
1.75%
                      12/31/2009              N/A              9.754 0
                      12/31/2010              9.754              10.267 0
                      12/31/2011              10.267              8.800 0
                      12/31/2012              8.800              10.206 0
                      12/31/2013              10.206              12.171 0
1.80%
                      12/31/2009              N/A              9.753 13
                      12/31/2010              9.753              10.261 14
                      12/31/2011              10.261              8.791 22
                      12/31/2012              8.791              10.190 20
                      12/31/2013              10.190              12.146 20

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

31

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
                      12/31/2009              N/A              9.751 1
                      12/31/2010              9.751              10.249 2
                      12/31/2011              10.249              8.771 20
                      12/31/2012              8.771              10.158 10
                      12/31/2013              10.158              12.095 16
1.95%
                      12/31/2009              N/A              9.750 5
                      12/31/2010              9.750              10.243 7
                      12/31/2011              10.243              8.762 10
                      12/31/2012              8.762              10.141 9
                      12/31/2013              10.141              12.070 7
2.05%
                      12/31/2009              N/A              9.748 0
                      12/31/2010              9.748              10.230 0
                      12/31/2011              10.230              8.743 0
                      12/31/2012              8.743              10.109 0
                      12/31/2013              10.109              12.019 0
2.10%
                      12/31/2009              N/A              9.747 35
                      12/31/2010              9.747              10.224 53
                      12/31/2011              10.224              8.733 49
                      12/31/2012              8.733              10.093 42
                      12/31/2013              10.093              11.994 39
2.15%
                      12/31/2009              N/A              9.746 3
                      12/31/2010              9.746              10.218 3
                      12/31/2011              10.218              8.724 4
                      12/31/2012              8.724              10.077 4
                      12/31/2013              10.077              11.969 3
2.20%
                      12/31/2009              N/A              9.746 3
                      12/31/2010              9.746              10.212 3
                      12/31/2011              10.212              8.714 5
                      12/31/2012              8.714              10.061 4
                      12/31/2013              10.061              11.944 5
2.25%
                      12/31/2009              N/A              9.745 6
                      12/31/2010              9.745              10.206 6
                      12/31/2011              10.206              8.705 5
                      12/31/2012              8.705              10.045 4
                      12/31/2013              10.045              11.919 4
2.30%
                      12/31/2009              N/A              9.744 8
                      12/31/2010              9.744              10.200 7
                      12/31/2011              10.200              8.695 6
                      12/31/2012              8.695              10.029 0
                      12/31/2013              10.029              11.894 0
2.35%
                      12/31/2009              N/A              9.743 20
                      12/31/2010              9.743              10.194 20
                      12/31/2011              10.194              8.686 20
                      12/31/2012              8.686              10.013 21
                      12/31/2013              10.013              11.869 18

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2009              N/A              9.742 4
                      12/31/2010              9.742              10.188 7
                      12/31/2011              10.188              8.676 7
                      12/31/2012              8.676              9.997 5
                      12/31/2013              9.997              11.844 4
2.45%
                      12/31/2009              N/A              9.741 1
                      12/31/2010              9.741              10.182 1
                      12/31/2011              10.182              8.667 1
                      12/31/2012              8.667              9.981 0
                      12/31/2013              9.981              11.819 0
2.50%
                      12/31/2009              N/A              9.740 1
                      12/31/2010              9.740              10.176 1
                      12/31/2011              10.176              8.657 1
                      12/31/2012              8.657              9.965 1
                      12/31/2013              9.965              11.794 1
2.55%
                      12/31/2009              N/A              9.739 0
                      12/31/2010              9.739              10.170 0
                      12/31/2011              10.170              8.648 0
                      12/31/2012              8.648              9.949 3
                      12/31/2013              9.949              11.770 2
2.60%
                      12/31/2009              N/A              9.738 7
                      12/31/2010              9.738              10.163 6
                      12/31/2011              10.163              8.638 6
                      12/31/2012              8.638              9.933 6
                      12/31/2013              9.933              11.745 3
2.65%
                      12/31/2009              N/A              9.737 0
                      12/31/2010              9.737              10.157 0
                      12/31/2011              10.157              8.629 0
                      12/31/2012              8.629              9.917 0
                      12/31/2013              9.917              11.720 0
2.70%
                      12/31/2009              N/A              9.736 0
                      12/31/2010              9.736              10.151 0
                      12/31/2011              10.151              8.619 0
                      12/31/2012              8.619              9.901 0
                      12/31/2013              9.901              11.696 0
2.75%
                      12/31/2009              N/A              9.735 3
                      12/31/2010              9.735              10.145 3
                      12/31/2011              10.145              8.610 4
                      12/31/2012              8.610              9.885 4
                      12/31/2013              9.885              11.671 2
2.80%
                      12/31/2009              N/A              9.734 2
                      12/31/2010              9.734              10.139 2
                      12/31/2011              10.139              8.600 2
                      12/31/2012              8.600              9.870 1
                      12/31/2013              9.870              11.647 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

32

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
                      12/31/2009              N/A              9.733 4
                      12/31/2010              9.733              10.133 5
                      12/31/2011              10.133              8.591 5
                      12/31/2012              8.591              9.854 5
                      12/31/2013              9.854              11.622 5
2.90%
                      12/31/2009              N/A              9.732 31
                      12/31/2010              9.732              10.127 31
                      12/31/2011              10.127              8.582 34
                      12/31/2012              8.582              9.838 33
                      12/31/2013              9.838              11.598 40
2.95%
                      12/31/2013              N/A              11.574 0
3.00%
                      12/31/2009              N/A              9.731 0
                      12/31/2010              9.731              10.115 0
                      12/31/2011              10.115              8.563 0
                      12/31/2012              8.563              9.807 0
                      12/31/2013              9.807              11.550 0
3.05%
                      12/31/2009              N/A              9.730 0
                      12/31/2010              9.730              10.109 0
                      12/31/2011              10.109              8.553 0
                      12/31/2012              8.553              9.791 0
                      12/31/2013              9.791              11.525 0
3.10%
                      12/31/2013              N/A              11.501 2
3.15%
                      12/31/2009              N/A              9.728 0
                      12/31/2010              9.728              10.097 0
                      12/31/2011              10.097              8.535 0
                      12/31/2012              8.535              9.760 0
                      12/31/2013              9.760              11.477 0
3.20%
                      12/31/2013              N/A              15.331 0
3.25%
                      12/31/2013              N/A              15.295 1
3.30%
                      12/31/2009              N/A              9.725 0
                      12/31/2010              9.725              10.079 0
                      12/31/2011              10.079              8.507 0
                      12/31/2012              8.507              9.713 0
                      12/31/2013              9.713              11.405 0
3.40%
                      12/31/2013              N/A              15.188 0
3.45%
                      12/31/2013              N/A              15.152 0
3.55%
                      12/31/2013              N/A              15.081 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Invesco Equity and Income Fund
1.65%
                      12/31/2007              N/A              12.715 1
                      12/31/2008              12.715              9.515 1
                      12/31/2009              9.515              11.497 16
                      12/31/2010              11.497              12.637 124
                      12/31/2011              12.637              12.160 220
                      12/31/2012              12.160              13.384 234
                      12/31/2013              13.384              16.412 283
1.70%
                      12/31/2007              N/A              12.691 0
                      12/31/2008              12.691              9.492 3
                      12/31/2009              9.492              11.465 53
                      12/31/2010              11.465              12.595 114
                      12/31/2011              12.595              12.113 323
                      12/31/2012              12.113              13.326 340
                      12/31/2013              13.326              16.333 337
1.75%
                      12/31/2009              N/A              11.423 0
                      12/31/2010              11.423              12.543 2
                      12/31/2011              12.543              12.057 4
                      12/31/2012              12.057              13.258 2
                      12/31/2013              13.258              16.241 2
1.80%
                      12/31/2008              N/A              9.448 25
                      12/31/2009              9.448              11.400 35
                      12/31/2010              11.400              12.511 40
                      12/31/2011              12.511              12.021 32
                      12/31/2012              12.021              13.211 32
                      12/31/2013              13.211              16.176 22
1.90%
                      12/31/2007              N/A              12.599 3
                      12/31/2008              12.599              9.404 15
                      12/31/2009              9.404              11.335 29
                      12/31/2010              11.335              12.428 67
                      12/31/2011              12.428              11.929 103
                      12/31/2012              11.929              13.097 98
                      12/31/2013              13.097              16.020 163
1.95%
                      12/31/2007              N/A              12.575 0
                      12/31/2008              12.575              9.382 0
                      12/31/2009              9.382              11.303 19
                      12/31/2010              11.303              12.387 31
                      12/31/2011              12.387              11.883 94
                      12/31/2012              11.883              13.040 105
                      12/31/2013              13.040              15.943 159
2.05%
                      12/31/2008              N/A              9.339 5
                      12/31/2009              9.339              11.240 13
                      12/31/2010              11.240              12.305 13
                      12/31/2011              12.305              11.793 15
                      12/31/2012              11.793              12.928 12
                      12/31/2013              12.928              15.790 14

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

33

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              12.506 0
                      12/31/2008              12.506              9.317 31
                      12/31/2009              9.317              11.207 63
                      12/31/2010              11.207              12.263 80
                      12/31/2011              12.263              11.747 86
                      12/31/2012              11.747              12.872 65
                      12/31/2013              12.872              15.713 47
2.15%
                      12/31/2008              N/A              9.295 1
                      12/31/2009              9.295              11.176 0
                      12/31/2010              11.176              12.223 2
                      12/31/2011              12.223              11.703 1
                      12/31/2012              11.703              12.816 1
                      12/31/2013              12.816              15.638 1
2.20%
                      12/31/2007              N/A              12.335 1
                      12/31/2008              12.335              9.180 8
                      12/31/2009              9.180              11.032 26
                      12/31/2010              11.032              12.059 30
                      12/31/2011              12.059              11.540 41
                      12/31/2012              11.540              12.632 38
                      12/31/2013              12.632              15.405 49
2.25%
                      12/31/2007              N/A              12.438 0
                      12/31/2008              12.438              9.252 5
                      12/31/2009              9.252              11.112 17
                      12/31/2010              11.112              12.141 12
                      12/31/2011              12.141              11.613 12
                      12/31/2012              11.613              12.705 11
                      12/31/2013              12.705              15.487 10
2.30%
                      12/31/2008              N/A              9.230 0
                      12/31/2009              9.230              11.081 1
                      12/31/2010              11.081              12.101 1
                      12/31/2011              12.101              11.568 1
                      12/31/2012              11.568              12.650 1
                      12/31/2013              12.650              15.412 1
2.35%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              9.208 3
                      12/31/2009              9.208              11.050 212
                      12/31/2010              11.050              12.060 203
                      12/31/2011              12.060              11.524 189
                      12/31/2012              11.524              12.595 175
                      12/31/2013              12.595              15.337 33
2.40%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              9.187 0
                      12/31/2009              9.187              11.018 2
                      12/31/2010              11.018              12.020 4
                      12/31/2011              12.020              11.480 25
                      12/31/2012              11.480              12.541 22
                      12/31/2013              12.541              15.263 11

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2008              N/A              9.165 0
                      12/31/2009              9.165              10.987 2
                      12/31/2010              10.987              11.980 2
                      12/31/2011              11.980              11.436 1
                      12/31/2012              11.436              12.487 1
                      12/31/2013              12.487              15.190 14
2.50%
                      12/31/2007              N/A              12.324 0
                      12/31/2008              12.324              9.144 1
                      12/31/2009              9.144              10.956 7
                      12/31/2010              10.956              11.940 7
                      12/31/2011              11.940              11.392 23
                      12/31/2012              11.392              12.432 26
                      12/31/2013              12.432              15.116 9
2.55%
                      12/31/2007              N/A              12.301 0
                      12/31/2008              12.301              9.123 0
                      12/31/2009              9.123              10.925 0
                      12/31/2010              10.925              11.900 0
                      12/31/2011              11.900              11.349 7
                      12/31/2012              11.349              12.379 6
                      12/31/2013              12.379              15.043 3
2.60%
                      12/31/2007              N/A              12.279 0
                      12/31/2008              12.279              9.101 17
                      12/31/2009              9.101              10.894 2
                      12/31/2010              10.894              11.861 17
                      12/31/2011              11.861              11.305 17
                      12/31/2012              11.305              12.325 16
                      12/31/2013              12.325              14.971 27
2.65%
                      12/31/2007              N/A              12.256 0
                      12/31/2008              12.256              9.080 0
                      12/31/2009              9.080              10.863 17
                      12/31/2010              10.863              11.821 20
                      12/31/2011              11.821              11.262 47
                      12/31/2012              11.262              12.272 34
                      12/31/2013              12.272              14.899 23
2.70%
                      12/31/2008              N/A              9.059 0
                      12/31/2009              9.059              10.832 0
                      12/31/2010              10.832              11.782 0
                      12/31/2011              11.782              11.219 0
                      12/31/2012              11.219              12.219 0
                      12/31/2013              12.219              14.827 0
2.75%
                      12/31/2007              N/A              12.211 0
                      12/31/2008              12.211              9.038 1
                      12/31/2009              9.038              10.802 7
                      12/31/2010              10.802              11.742 7
                      12/31/2011              11.742              11.176 8
                      12/31/2012              11.176              12.166 8
                      12/31/2013              12.166              14.755 21

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

34

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              12.189 0
                      12/31/2008              12.189              9.017 0
                      12/31/2009              9.017              10.771 2
                      12/31/2010              10.771              11.703 4
                      12/31/2011              11.703              11.133 16
                      12/31/2012              11.133              12.113 9
                      12/31/2013              12.113              14.684 6
2.85%
                      12/31/2008              N/A              8.996 0
                      12/31/2009              8.996              10.740 7
                      12/31/2010              10.740              11.664 15
                      12/31/2011              11.664              11.090 23
                      12/31/2012              11.090              12.061 21
                      12/31/2013              12.061              14.613 23
2.90%
                      12/31/2007              N/A              12.022 0
                      12/31/2008              12.022              8.884 0
                      12/31/2009              8.884              10.602 11
                      12/31/2010              10.602              11.509 18
                      12/31/2011              11.509              10.937 30
                      12/31/2012              10.937              11.888 31
                      12/31/2013              11.888              14.396 33
2.95%
                      12/31/2013              N/A              14.472 0
3.00%
                      12/31/2008              N/A              8.934 3
                      12/31/2009              8.934              10.650 2
                      12/31/2010              10.650              11.549 8
                      12/31/2011              11.549              10.964 18
                      12/31/2012              10.964              11.906 17
                      12/31/2013              11.906              14.404 10
3.05%
                      12/31/2007              N/A              11.956 0
                      12/31/2008              11.956              8.822 0
                      12/31/2009              8.822              10.513 2
                      12/31/2010              10.513              11.394 2
                      12/31/2011              11.394              10.812 24
                      12/31/2012              10.812              11.734 19
                      12/31/2013              11.734              14.189 12
3.10%
                      12/31/2013              N/A              14.264 0
3.15%
                      12/31/2008              N/A              8.871 0
                      12/31/2009              8.871              10.560 0
                      12/31/2010              10.560              11.434 1
                      12/31/2011              11.434              10.839 4
                      12/31/2012              10.839              11.752 4
                      12/31/2013              11.752              14.195 5
3.20%
                      12/31/2013              N/A              14.537 0
3.25%
                      12/31/2013              N/A              14.467 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
                      12/31/2009              N/A              10.471 1
                      12/31/2010              10.471              11.320 1
                      12/31/2011              11.320              10.715 7
                      12/31/2012              10.715              11.600 6
                      12/31/2013              11.600              13.992 1
3.40%
                      12/31/2013              N/A              14.258 2
3.45%
                      12/31/2013              N/A              14.190 0
3.55%
                      12/31/2013              N/A              14.053 1
AZL Invesco Growth and Income Fund
1.65%
                      12/31/2007              N/A              14.055 0
                      12/31/2008              14.055              9.282 0
                      12/31/2009              9.282              11.289 6
                      12/31/2010              11.289              12.478 10
                      12/31/2011              12.478              12.036 11
                      12/31/2012              12.036              13.535 15
                      12/31/2013              13.535              17.798 33
1.70%
                      12/31/2007              N/A              14.008 0
                      12/31/2008              14.008              9.246 0
                      12/31/2009              9.246              11.240 2
                      12/31/2010              11.240              12.418 6
                      12/31/2011              12.418              11.972 11
                      12/31/2012              11.972              13.456 18
                      12/31/2013              13.456              17.685 34
1.75%
                      12/31/2009              N/A              11.182 0
                      12/31/2010              11.182              12.348 1
                      12/31/2011              12.348              11.899 2
                      12/31/2012              11.899              13.367 1
                      12/31/2013              13.367              17.560 0
1.80%
                      12/31/2008              N/A              9.176 0
                      12/31/2009              9.176              11.143 9
                      12/31/2010              11.143              12.298 10
                      12/31/2011              12.298              11.845 9
                      12/31/2012              11.845              13.300 9
                      12/31/2013              13.300              17.463 6
1.90%
                      12/31/2007              N/A              13.822 1
                      12/31/2008              13.822              9.106 1
                      12/31/2009              9.106              11.047 2
                      12/31/2010              11.047              12.179 4
                      12/31/2011              12.179              11.719 10
                      12/31/2012              11.719              13.145 33
                      12/31/2013              13.145              17.243 72

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

35

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              13.776 0
                      12/31/2008              13.776              9.071 1
                      12/31/2009              9.071              10.999 21
                      12/31/2010              10.999              12.121 20
                      12/31/2011              12.121              11.657 9
                      12/31/2012              11.657              13.069 19
                      12/31/2013              13.069              17.134 22
2.05%
                      12/31/2008              N/A              9.001 0
                      12/31/2009              9.001              10.904 1
                      12/31/2010              10.904              12.004 1
                      12/31/2011              12.004              11.533 1
                      12/31/2012              11.533              12.917 0
                      12/31/2013              12.917              16.918 5
2.10%
                      12/31/2007              N/A              13.639 0
                      12/31/2008              13.639              8.967 9
                      12/31/2009              8.967              10.857 11
                      12/31/2010              10.857              11.946 18
                      12/31/2011              11.946              11.471 17
                      12/31/2012              11.471              12.842 15
                      12/31/2013              12.842              16.811 10
2.15%
                      12/31/2008              N/A              8.932 0
                      12/31/2009              8.932              10.810 0
                      12/31/2010              10.810              11.888 0
                      12/31/2011              11.888              11.410 0
                      12/31/2012              11.410              12.767 0
                      12/31/2013              12.767              16.704 11
2.20%
                      12/31/2007              N/A              13.291 0
                      12/31/2008              13.291              8.729 1
                      12/31/2009              8.729              10.558 1
                      12/31/2010              10.558              11.606 2
                      12/31/2011              11.606              11.134 6
                      12/31/2012              11.134              12.451 6
                      12/31/2013              12.451              16.283 5
2.25%
                      12/31/2007              N/A              13.503 0
                      12/31/2008              13.503              8.864 3
                      12/31/2009              8.864              10.716 2
                      12/31/2010              10.716              11.774 2
                      12/31/2011              11.774              11.289 2
                      12/31/2012              11.289              12.619 2
                      12/31/2013              12.619              16.494 2
2.30%
                      12/31/2008              N/A              8.830 0
                      12/31/2009              8.830              10.670 0
                      12/31/2010              10.670              11.717 0
                      12/31/2011              11.717              11.229 0
                      12/31/2012              11.229              12.545 0
                      12/31/2013              12.545              16.390 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              8.796 8
                      12/31/2009              8.796              10.624 18
                      12/31/2010              10.624              11.660 18
                      12/31/2011              11.660              11.169 15
                      12/31/2012              11.169              12.472 14
                      12/31/2013              12.472              16.286 12
2.40%
                      12/31/2007              N/A              13.368 0
                      12/31/2008              13.368              8.763 1
                      12/31/2009              8.763              10.578 1
                      12/31/2010              10.578              11.604 1
                      12/31/2011              11.604              11.110 1
                      12/31/2012              11.110              12.399 0
                      12/31/2013              12.399              16.183 0
2.45%
                      12/31/2008              N/A              8.729 1
                      12/31/2009              8.729              10.532 2
                      12/31/2010              10.532              11.548 2
                      12/31/2011              11.548              11.051 1
                      12/31/2012              11.051              12.327 1
                      12/31/2013              12.327              16.081 1
2.50%
                      12/31/2007              N/A              13.279 0
                      12/31/2008              13.279              8.696 3
                      12/31/2009              8.696              10.486 7
                      12/31/2010              10.486              11.492 4
                      12/31/2011              11.492              10.992 8
                      12/31/2012              10.992              12.256 7
                      12/31/2013              12.256              15.979 12
2.55%
                      12/31/2007              N/A              13.235 0
                      12/31/2008              13.235              8.662 0
                      12/31/2009              8.662              10.441 0
                      12/31/2010              10.441              11.437 0
                      12/31/2011              11.437              10.933 0
                      12/31/2012              10.933              12.184 0
                      12/31/2013              12.184              15.878 0
2.60%
                      12/31/2007              N/A              13.191 0
                      12/31/2008              13.191              8.629 1
                      12/31/2009              8.629              10.396 5
                      12/31/2010              10.396              11.382 8
                      12/31/2011              11.382              10.875 4
                      12/31/2012              10.875              12.113 4
                      12/31/2013              12.113              15.778 8
2.65%
                      12/31/2007              N/A              13.147 0
                      12/31/2008              13.147              8.596 0
                      12/31/2009              8.596              10.351 0
                      12/31/2010              10.351              11.327 1
                      12/31/2011              11.327              10.817 1
                      12/31/2012              10.817              12.043 0
                      12/31/2013              12.043              15.678 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

36

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2008              N/A              8.563 0
                      12/31/2009              8.563              10.306 4
                      12/31/2010              10.306              11.272 6
                      12/31/2011              11.272              10.760 7
                      12/31/2012              10.760              11.973 6
                      12/31/2013              11.973              15.579 6
2.75%
                      12/31/2007              N/A              13.060 0
                      12/31/2008              13.060              8.530 1
                      12/31/2009              8.530              10.261 3
                      12/31/2010              10.261              11.218 7
                      12/31/2011              11.218              10.702 6
                      12/31/2012              10.702              11.903 6
                      12/31/2013              11.903              15.481 5
2.80%
                      12/31/2007              N/A              13.016 0
                      12/31/2008              13.016              8.498 0
                      12/31/2009              8.498              10.217 0
                      12/31/2010              10.217              11.164 0
                      12/31/2011              11.164              10.645 0
                      12/31/2012              10.645              11.833 0
                      12/31/2013              11.833              15.383 0
2.85%
                      12/31/2008              N/A              8.465 0
                      12/31/2009              8.465              10.173 8
                      12/31/2010              10.173              11.110 10
                      12/31/2011              11.110              10.589 11
                      12/31/2012              10.589              11.765 11
                      12/31/2013              11.765              15.286 11
2.90%
                      12/31/2007              N/A              12.684 0
                      12/31/2008              12.684              8.272 18
                      12/31/2009              8.272              9.936 19
                      12/31/2010              9.936              10.846 19
                      12/31/2011              10.846              10.332 19
                      12/31/2012              10.332              11.474 18
                      12/31/2013              11.474              14.900 22
2.95%
                      12/31/2013              N/A              15.093 0
3.00%
                      12/31/2008              N/A              8.368 0
                      12/31/2009              8.368              10.041 2
                      12/31/2010              10.041              10.950 0
                      12/31/2011              10.950              10.421 0
                      12/31/2012              10.421              11.560 0
                      12/31/2013              11.560              14.998 0
3.05%
                      12/31/2007              N/A              12.557 0
                      12/31/2008              12.557              8.178 0
                      12/31/2009              8.178              9.807 0
                      12/31/2010              9.807              10.689 0
                      12/31/2011              10.689              10.168 0
                      12/31/2012              10.168              11.274 0
                      12/31/2013              11.274              14.619 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
                      12/31/2013              N/A              14.809 0
3.15%
                      12/31/2008              N/A              8.272 0
                      12/31/2009              8.272              9.911 0
                      12/31/2010              9.911              10.792 0
                      12/31/2011              10.792              10.255 0
                      12/31/2012              10.255              11.359 0
                      12/31/2013              11.359              14.715 0
3.20%
                      12/31/2013              N/A              15.691 0
3.25%
                      12/31/2013              N/A              15.591 0
3.30%
                      12/31/2009              N/A              9.783 0
                      12/31/2010              9.783              10.636 0
                      12/31/2011              10.636              10.092 0
                      12/31/2012              10.092              11.162 0
                      12/31/2013              11.162              14.438 0
3.40%
                      12/31/2013              N/A              15.297 0
3.45%
                      12/31/2013              N/A              15.200 0
3.55%
                      12/31/2013              N/A              15.009 0
AZL Invesco International Equity Fund
1.65%
                      12/31/2007              N/A              19.551 1
                      12/31/2008              19.551              11.248 9
                      12/31/2009              11.248              14.862 13
                      12/31/2010              14.862              16.449 7
                      12/31/2011              16.449              14.997 10
                      12/31/2012              14.997              17.045 16
                      12/31/2013              17.045              19.915 14
1.70%
                      12/31/2007              N/A              19.496 1
                      12/31/2008              19.496              11.211 3
                      12/31/2009              11.211              14.805 9
                      12/31/2010              14.805              16.378 9
                      12/31/2011              16.378              14.925 19
                      12/31/2012              14.925              16.954 31
                      12/31/2013              16.954              19.799 54
1.75%
                      12/31/2009              N/A              14.737 0
                      12/31/2010              14.737              16.294 3
                      12/31/2011              16.294              14.841 4
                      12/31/2012              14.841              16.851 3
                      12/31/2013              16.851              19.669 3
1.80%
                      12/31/2008              N/A              11.136 4
                      12/31/2009              11.136              14.692 21
                      12/31/2010              14.692              16.236 21
                      12/31/2011              16.236              14.781 19
                      12/31/2012              14.781              16.774 18
                      12/31/2013              16.774              19.570 20

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

37

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
                      12/31/2007              N/A              19.276 4
                      12/31/2008              19.276              11.062 6
                      12/31/2009              11.062              14.579 11
                      12/31/2010              14.579              16.096 6
                      12/31/2011              16.096              14.639 10
                      12/31/2012              14.639              16.596 14
                      12/31/2013              16.596              19.342 15
1.95%
                      12/31/2007              N/A              19.221 0
                      12/31/2008              19.221              11.025 0
                      12/31/2009              11.025              14.524 27
                      12/31/2010              14.524              16.027 33
                      12/31/2011              16.027              14.568 40
                      12/31/2012              14.568              16.508 59
                      12/31/2013              16.508              19.230 55
2.05%
                      12/31/2008              N/A              10.952 0
                      12/31/2009              10.952              14.412 1
                      12/31/2010              14.412              15.888 1
                      12/31/2011              15.888              14.428 1
                      12/31/2012              14.428              16.332 1
                      12/31/2013              16.332              19.006 1
2.10%
                      12/31/2007              N/A              19.058 0
                      12/31/2008              19.058              10.915 4
                      12/31/2009              10.915              14.357 32
                      12/31/2010              14.357              15.819 58
                      12/31/2011              15.819              14.358 57
                      12/31/2012              14.358              16.245 57
                      12/31/2013              16.245              18.896 51
2.15%
                      12/31/2008              N/A              10.879 0
                      12/31/2009              10.879              14.302 0
                      12/31/2010              14.302              15.751 0
                      12/31/2011              15.751              14.289 0
                      12/31/2012              14.289              16.159 0
                      12/31/2013              16.159              18.786 0
2.20%
                      12/31/2007              N/A              18.646 5
                      12/31/2008              18.646              10.668 6
                      12/31/2009              10.668              14.019 11
                      12/31/2010              14.019              15.431 17
                      12/31/2011              15.431              13.991 36
                      12/31/2012              13.991              15.814 39
                      12/31/2013              15.814              18.376 31
2.25%
                      12/31/2007              N/A              18.897 0
                      12/31/2008              18.897              10.806 2
                      12/31/2009              10.806              14.193 18
                      12/31/2010              14.193              15.615 24
                      12/31/2011              15.615              14.151 23
                      12/31/2012              14.151              15.987 22
                      12/31/2013              15.987              18.567 21

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2008              N/A              10.770 4
                      12/31/2009              10.770              14.138 11
                      12/31/2010              14.138              15.547 11
                      12/31/2011              15.547              14.083 10
                      12/31/2012              14.083              15.902 5
                      12/31/2013              15.902              18.459 4
2.35%
                      12/31/2007              N/A              18.790 0
                      12/31/2008              18.790              10.735 9
                      12/31/2009              10.735              14.084 25
                      12/31/2010              14.084              15.480 25
                      12/31/2011              15.480              14.015 24
                      12/31/2012              14.015              15.817 22
                      12/31/2013              15.817              18.352 18
2.40%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              10.699 4
                      12/31/2009              10.699              14.030 18
                      12/31/2010              14.030              15.413 19
                      12/31/2011              15.413              13.947 14
                      12/31/2012              13.947              15.733 12
                      12/31/2013              15.733              18.245 10
2.45%
                      12/31/2008              N/A              10.663 1
                      12/31/2009              10.663              13.977 5
                      12/31/2010              13.977              15.346 5
                      12/31/2011              15.346              13.880 4
                      12/31/2012              13.880              15.649 4
                      12/31/2013              15.649              18.139 1
2.50%
                      12/31/2007              N/A              18.630 0
                      12/31/2008              18.630              10.628 3
                      12/31/2009              10.628              13.923 13
                      12/31/2010              13.923              15.280 12
                      12/31/2011              15.280              13.813 6
                      12/31/2012              13.813              15.566 6
                      12/31/2013              15.566              18.033 5
2.55%
                      12/31/2007              N/A              18.578 0
                      12/31/2008              18.578              10.592 1
                      12/31/2009              10.592              13.870 3
                      12/31/2010              13.870              15.213 3
                      12/31/2011              15.213              13.746 3
                      12/31/2012              13.746              15.483 3
                      12/31/2013              15.483              17.928 3
2.60%
                      12/31/2007              N/A              18.525 0
                      12/31/2008              18.525              10.557 5
                      12/31/2009              10.557              13.817 8
                      12/31/2010              13.817              15.148 15
                      12/31/2011              15.148              13.680 17
                      12/31/2012              13.680              15.400 16
                      12/31/2013              15.400              17.824 11

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

38

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2007              N/A              18.473 0
                      12/31/2008              18.473              10.522 0
                      12/31/2009              10.522              13.764 11
                      12/31/2010              13.764              15.082 7
                      12/31/2011              15.082              13.614 2
                      12/31/2012              13.614              15.318 2
                      12/31/2013              15.318              17.720 1
2.70%
                      12/31/2008              N/A              10.487 0
                      12/31/2009              10.487              13.711 2
                      12/31/2010              13.711              15.017 2
                      12/31/2011              15.017              13.548 2
                      12/31/2012              13.548              15.237 2
                      12/31/2013              15.237              17.617 2
2.75%
                      12/31/2007              N/A              18.368 0
                      12/31/2008              18.368              10.452 4
                      12/31/2009              10.452              13.658 5
                      12/31/2010              13.658              14.952 5
                      12/31/2011              14.952              13.483 4
                      12/31/2012              13.483              15.156 4
                      12/31/2013              15.156              17.514 6
2.80%
                      12/31/2007              N/A              18.316 0
                      12/31/2008              18.316              10.417 12
                      12/31/2009              10.417              13.606 16
                      12/31/2010              13.606              14.887 14
                      12/31/2011              14.887              13.418 14
                      12/31/2012              13.418              15.075 13
                      12/31/2013              15.075              17.412 12
2.85%
                      12/31/2008              N/A              10.382 0
                      12/31/2009              10.382              13.554 3
                      12/31/2010              13.554              14.822 3
                      12/31/2011              14.822              13.353 3
                      12/31/2012              13.353              14.995 2
                      12/31/2013              14.995              17.311 5
2.90%
                      12/31/2007              N/A              17.920 0
                      12/31/2008              17.920              10.181 1
                      12/31/2009              10.181              13.285 11
                      12/31/2010              13.285              14.521 9
                      12/31/2011              14.521              13.075 7
                      12/31/2012              13.075              14.675 7
                      12/31/2013              14.675              16.933 6
2.95%
                      12/31/2013              N/A              17.110 0
3.00%
                      12/31/2008              N/A              10.279 1
                      12/31/2009              10.279              13.399 4
                      12/31/2010              13.399              14.631 6
                      12/31/2011              14.631              13.161 3
                      12/31/2012              13.161              14.756 2
                      12/31/2013              14.756              17.010 3

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2007              N/A              17.768 0
                      12/31/2008              17.768              10.080 0
                      12/31/2009              10.080              13.133 7
                      12/31/2010              13.133              14.333 9
                      12/31/2011              14.333              12.887 3
                      12/31/2012              12.887              14.442 3
                      12/31/2013              14.442              16.639 2
3.10%
                      12/31/2013              N/A              16.812 3
3.15%
                      12/31/2008              N/A              10.176 0
                      12/31/2009              10.176              13.245 1
                      12/31/2010              13.245              14.442 1
                      12/31/2011              14.442              12.971 0
                      12/31/2012              12.971              14.522 0
                      12/31/2013              14.522              16.715 0
3.20%
                      12/31/2013              N/A              17.260 0
3.25%
                      12/31/2013              N/A              17.160 2
3.30%
                      12/31/2009              N/A              13.094 2
                      12/31/2010              13.094              14.255 0
                      12/31/2011              14.255              12.784 0
                      12/31/2012              12.784              14.291 0
                      12/31/2013              14.291              16.424 0
3.40%
                      12/31/2013              N/A              16.861 0
3.45%
                      12/31/2013              N/A              16.763 0
3.55%
                      12/31/2013              N/A              16.568 1
AZL JPMorgan International Opportunities Fund
1.65%
                      12/31/2007              N/A              19.135 0
                      12/31/2008              19.135              13.445 0
                      12/31/2009              13.445              16.706 3
                      12/31/2010              16.706              17.410 8
                      12/31/2011              17.410              14.829 10
                      12/31/2012              14.829              17.540 22
                      12/31/2013              17.540              20.823 20
1.70%
                      12/31/2007              N/A              19.090 1
                      12/31/2008              19.090              13.407 2
                      12/31/2009              13.407              16.650 8
                      12/31/2010              16.650              17.343 6
                      12/31/2011              17.343              14.765 8
                      12/31/2012              14.765              17.455 39
                      12/31/2013              17.455              20.712 44
1.75%
                      12/31/2009              N/A              16.581 0
                      12/31/2010              16.581              17.263 0
                      12/31/2011              17.263              14.689 0
                      12/31/2012              14.689              17.357 0
                      12/31/2013              17.357              20.586 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

39

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
                      12/31/2008              N/A              13.331 20
                      12/31/2009              13.331              16.539 34
                      12/31/2010              16.539              17.210 30
                      12/31/2011              17.210              14.637 30
                      12/31/2012              14.637              17.287 27
                      12/31/2013              17.287              20.492 36
1.90%
                      12/31/2007              N/A              18.912 3
                      12/31/2008              18.912              13.255 3
                      12/31/2009              13.255              16.429 4
                      12/31/2010              16.429              17.079 6
                      12/31/2011              17.079              14.511 9
                      12/31/2012              14.511              17.121 11
                      12/31/2013              17.121              20.275 9
1.95%
                      12/31/2007              N/A              18.868 0
                      12/31/2008              18.868              13.218 1
                      12/31/2009              13.218              16.374 16
                      12/31/2010              16.374              17.013 14
                      12/31/2011              17.013              14.448 26
                      12/31/2012              14.448              17.038 31
                      12/31/2013              17.038              20.167 31
2.05%
                      12/31/2008              N/A              13.143 0
                      12/31/2009              13.143              16.265 4
                      12/31/2010              16.265              16.883 4
                      12/31/2011              16.883              14.323 5
                      12/31/2012              14.323              16.874 5
                      12/31/2013              16.874              19.952 5
2.10%
                      12/31/2007              N/A              18.736 0
                      12/31/2008              18.736              13.105 12
                      12/31/2009              13.105              16.211 49
                      12/31/2010              16.211              16.818 59
                      12/31/2011              16.818              14.261 62
                      12/31/2012              14.261              16.792 56
                      12/31/2013              16.792              19.846 41
2.15%
                      12/31/2008              N/A              13.068 0
                      12/31/2009              13.068              16.157 0
                      12/31/2010              16.157              16.754 1
                      12/31/2011              16.754              14.200 0
                      12/31/2012              14.200              16.711 0
                      12/31/2013              16.711              19.740 0
2.20%
                      12/31/2007              N/A              18.404 0
                      12/31/2008              18.404              12.861 1
                      12/31/2009              12.861              15.892 6
                      12/31/2010              15.892              16.471 8
                      12/31/2011              16.471              13.953 5
                      12/31/2012              13.953              16.413 4
                      12/31/2013              16.413              19.378 4

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2007              N/A              18.605 0
                      12/31/2008              18.605              12.994 2
                      12/31/2009              12.994              16.049 6
                      12/31/2010              16.049              16.626 7
                      12/31/2011              16.626              14.077 7
                      12/31/2012              14.077              16.550 12
                      12/31/2013              16.550              19.531 4
2.30%
                      12/31/2008              N/A              12.958 0
                      12/31/2009              12.958              15.996 2
                      12/31/2010              15.996              16.562 2
                      12/31/2011              16.562              14.016 2
                      12/31/2012              14.016              16.470 1
                      12/31/2013              16.470              19.427 1
2.35%
                      12/31/2007              N/A              18.519 0
                      12/31/2008              18.519              12.921 5
                      12/31/2009              12.921              15.943 18
                      12/31/2010              15.943              16.499 16
                      12/31/2011              16.499              13.955 17
                      12/31/2012              13.955              16.391 19
                      12/31/2013              16.391              19.323 24
2.40%
                      12/31/2007              N/A              18.475 0
                      12/31/2008              18.475              12.884 3
                      12/31/2009              12.884              15.890 6
                      12/31/2010              15.890              16.435 9
                      12/31/2011              16.435              13.895 10
                      12/31/2012              13.895              16.312 9
                      12/31/2013              16.312              19.220 7
2.45%
                      12/31/2008              N/A              12.848 0
                      12/31/2009              12.848              15.837 1
                      12/31/2010              15.837              16.372 1
                      12/31/2011              16.372              13.835 0
                      12/31/2012              13.835              16.233 0
                      12/31/2013              16.233              19.118 0
2.50%
                      12/31/2007              N/A              18.389 0
                      12/31/2008              18.389              12.811 1
                      12/31/2009              12.811              15.784 5
                      12/31/2010              15.784              16.310 5
                      12/31/2011              16.310              13.775 6
                      12/31/2012              13.775              16.155 6
                      12/31/2013              16.155              19.016 3
2.55%
                      12/31/2007              N/A              18.346 0
                      12/31/2008              18.346              12.775 0
                      12/31/2009              12.775              15.731 0
                      12/31/2010              15.731              16.247 1
                      12/31/2011              16.247              13.715 1
                      12/31/2012              13.715              16.077 1
                      12/31/2013              16.077              18.915 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

40

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              18.303 0
                      12/31/2008              18.303              12.739 1
                      12/31/2009              12.739              15.679 10
                      12/31/2010              15.679              16.185 10
                      12/31/2011              16.185              13.656 10
                      12/31/2012              13.656              15.999 10
                      12/31/2013              15.999              18.814 15
2.65%
                      12/31/2007              N/A              18.261 0
                      12/31/2008              18.261              12.703 1
                      12/31/2009              12.703              15.626 2
                      12/31/2010              15.626              16.123 3
                      12/31/2011              16.123              13.597 4
                      12/31/2012              13.597              15.922 2
                      12/31/2013              15.922              18.714 2
2.70%
                      12/31/2008              N/A              12.667 0
                      12/31/2009              12.667              15.574 3
                      12/31/2010              15.574              16.061 3
                      12/31/2011              16.061              13.538 3
                      12/31/2012              13.538              15.845 3
                      12/31/2013              15.845              18.614 3
2.75%
                      12/31/2007              N/A              18.176 0
                      12/31/2008              18.176              12.631 1
                      12/31/2009              12.631              15.522 6
                      12/31/2010              15.522              16.000 6
                      12/31/2011              16.000              13.479 7
                      12/31/2012              13.479              15.768 6
                      12/31/2013              15.768              18.515 7
2.80%
                      12/31/2007              N/A              18.133 0
                      12/31/2008              18.133              12.595 0
                      12/31/2009              12.595              15.471 1
                      12/31/2010              15.471              15.938 1
                      12/31/2011              15.938              13.421 1
                      12/31/2012              13.421              15.692 1
                      12/31/2013              15.692              18.416 1
2.85%
                      12/31/2008              N/A              12.559 0
                      12/31/2009              12.559              15.419 2
                      12/31/2010              15.419              15.877 1
                      12/31/2011              15.877              13.363 1
                      12/31/2012              13.363              15.616 0
                      12/31/2013              15.616              18.318 0
2.90%
                      12/31/2007              N/A              17.812 0
                      12/31/2008              17.812              12.359 0
                      12/31/2009              12.359              15.166 1
                      12/31/2010              15.166              15.609 1
                      12/31/2011              15.609              13.131 1
                      12/31/2012              13.131              15.337 1
                      12/31/2013              15.337              17.982 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
                      12/31/2013              N/A              18.124 0
3.00%
                      12/31/2008              N/A              12.453 0
                      12/31/2009              12.453              15.265 0
                      12/31/2010              15.265              15.695 0
                      12/31/2011              15.695              13.190 0
                      12/31/2012              13.190              15.391 0
                      12/31/2013              15.391              18.027 1
3.05%
                      12/31/2007              N/A              17.687 0
                      12/31/2008              17.687              12.255 0
                      12/31/2009              12.255              15.015 1
                      12/31/2010              15.015              15.430 2
                      12/31/2011              15.430              12.961 1
                      12/31/2012              12.961              15.116 1
                      12/31/2013              15.116              17.696 1
3.10%
                      12/31/2013              N/A              17.836 2
3.15%
                      12/31/2008              N/A              12.347 0
                      12/31/2009              12.347              15.113 0
                      12/31/2010              15.113              15.516 0
                      12/31/2011              15.516              13.020 0
                      12/31/2012              13.020              15.169 0
                      12/31/2013              15.169              17.741 0
3.20%
                      12/31/2013              N/A              18.247 0
3.25%
                      12/31/2013              N/A              18.150 0
3.30%
                      12/31/2009              N/A              14.963 0
                      12/31/2010              14.963              15.338 0
                      12/31/2011              15.338              12.851 0
                      12/31/2012              12.851              14.951 0
                      12/31/2013              14.951              17.459 0
3.40%
                      12/31/2013              N/A              17.861 0
3.45%
                      12/31/2013              N/A              17.766 0
3.55%
                      12/31/2013              N/A              17.577 0
AZL JPMorgan U.S. Equity Fund
1.65%
                      12/31/2007              N/A              12.821 1
                      12/31/2008              12.821              7.733 5
                      12/31/2009              7.733              10.171 3
                      12/31/2010              10.171              11.302 4
                      12/31/2011              11.302              10.873 6
                      12/31/2012              10.873              12.526 10
                      12/31/2013              12.526              16.868 13

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

41

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              12.798 2
                      12/31/2008              12.798              7.715 3
                      12/31/2009              7.715              10.142 6
                      12/31/2010              10.142              11.264 0
                      12/31/2011              11.264              10.831 2
                      12/31/2012              10.831              12.472 11
                      12/31/2013              12.472              16.787 22
1.75%
                      12/31/2009              N/A              10.105 0
                      12/31/2010              10.105              11.217 0
                      12/31/2011              11.217              10.781 0
                      12/31/2012              10.781              12.408 0
                      12/31/2013              12.408              16.692 0
1.80%
                      12/31/2008              N/A              7.679 9
                      12/31/2009              7.679              10.085 21
                      12/31/2010              10.085              11.189 22
                      12/31/2011              11.189              10.749 19
                      12/31/2012              10.749              12.365 17
                      12/31/2013              12.365              16.625 16
1.90%
                      12/31/2007              N/A              12.704 0
                      12/31/2008              12.704              7.643 1
                      12/31/2009              7.643              10.027 2
                      12/31/2010              10.027              11.115 2
                      12/31/2011              11.115              10.666 10
                      12/31/2012              10.666              12.258 40
                      12/31/2013              12.258              16.465 55
1.95%
                      12/31/2007              N/A              12.681 0
                      12/31/2008              12.681              7.625 0
                      12/31/2009              7.625              9.999 2
                      12/31/2010              9.999              11.078 3
                      12/31/2011              11.078              10.626 8
                      12/31/2012              10.626              12.204 13
                      12/31/2013              12.204              16.385 10
2.05%
                      12/31/2008              N/A              7.590 0
                      12/31/2009              7.590              9.943 1
                      12/31/2010              9.943              11.004 0
                      12/31/2011              11.004              10.545 0
                      12/31/2012              10.545              12.099 0
                      12/31/2013              12.099              16.228 0
2.10%
                      12/31/2007              N/A              12.611 0
                      12/31/2008              12.611              7.572 12
                      12/31/2009              7.572              9.914 23
                      12/31/2010              9.914              10.967 21
                      12/31/2011              10.967              10.504 20
                      12/31/2012              10.504              12.047 19
                      12/31/2013              12.047              16.149 7

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
                      12/31/2008              N/A              7.555 0
                      12/31/2009              7.555              9.887 1
                      12/31/2010              9.887              10.931 1
                      12/31/2011              10.931              10.464 1
                      12/31/2012              10.464              11.995 1
                      12/31/2013              11.995              16.072 1
2.20%
                      12/31/2007              N/A              12.438 1
                      12/31/2008              12.438              7.461 4
                      12/31/2009              7.461              9.759 5
                      12/31/2010              9.759              10.784 4
                      12/31/2011              10.784              10.319 2
                      12/31/2012              10.319              11.822 1
                      12/31/2013              11.822              15.832 1
2.25%
                      12/31/2007              N/A              12.542 0
                      12/31/2008              12.542              7.519 8
                      12/31/2009              7.519              9.830 10
                      12/31/2010              9.830              10.858 14
                      12/31/2011              10.858              10.384 14
                      12/31/2012              10.384              11.891 9
                      12/31/2013              11.891              15.916 8
2.30%
                      12/31/2008              N/A              7.501 3
                      12/31/2009              7.501              9.802 4
                      12/31/2010              9.802              10.822 4
                      12/31/2011              10.822              10.344 4
                      12/31/2012              10.344              11.839 3
                      12/31/2013              11.839              15.840 3
2.35%
                      12/31/2007              N/A              12.496 0
                      12/31/2008              12.496              7.484 6
                      12/31/2009              7.484              9.775 8
                      12/31/2010              9.775              10.786 6
                      12/31/2011              10.786              10.304 4
                      12/31/2012              10.304              11.788 4
                      12/31/2013              11.788              15.763 3
2.40%
                      12/31/2007              N/A              12.473 0
                      12/31/2008              12.473              7.467 5
                      12/31/2009              7.467              9.747 10
                      12/31/2010              9.747              10.750 12
                      12/31/2011              10.750              10.265 11
                      12/31/2012              10.265              11.737 10
                      12/31/2013              11.737              15.687 9
2.45%
                      12/31/2008              N/A              7.449 0
                      12/31/2009              7.449              9.719 2
                      12/31/2010              9.719              10.714 2
                      12/31/2011              10.714              10.226 2
                      12/31/2012              10.226              11.686 2
                      12/31/2013              11.686              15.611 3

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

42

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              12.427 0
                      12/31/2008              12.427              7.432 0
                      12/31/2009              7.432              9.692 2
                      12/31/2010              9.692              10.678 2
                      12/31/2011              10.678              10.186 2
                      12/31/2012              10.186              11.636 2
                      12/31/2013              11.636              15.536 3
2.55%
                      12/31/2007              N/A              12.404 0
                      12/31/2008              12.404              7.414 0
                      12/31/2009              7.414              9.664 2
                      12/31/2010              9.664              10.643 2
                      12/31/2011              10.643              10.147 2
                      12/31/2012              10.147              11.585 2
                      12/31/2013              11.585              15.461 1
2.60%
                      12/31/2007              N/A              12.382 0
                      12/31/2008              12.382              7.397 4
                      12/31/2009              7.397              9.637 5
                      12/31/2010              9.637              10.607 6
                      12/31/2011              10.607              10.109 6
                      12/31/2012              10.109              11.535 5
                      12/31/2013              11.535              15.386 13
2.65%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.380 0
                      12/31/2009              7.380              9.610 0
                      12/31/2010              9.610              10.572 0
                      12/31/2011              10.572              10.070 0
                      12/31/2012              10.070              11.485 0
                      12/31/2013              11.485              15.312 0
2.70%
                      12/31/2008              N/A              7.363 0
                      12/31/2009              7.363              9.582 0
                      12/31/2010              9.582              10.537 0
                      12/31/2011              10.537              10.031 0
                      12/31/2012              10.031              11.435 0
                      12/31/2013              11.435              15.238 0
2.75%
                      12/31/2007              N/A              12.314 0
                      12/31/2008              12.314              7.345 1
                      12/31/2009              7.345              9.555 1
                      12/31/2010              9.555              10.502 1
                      12/31/2011              10.502              9.993 1
                      12/31/2012              9.993              11.386 1
                      12/31/2013              11.386              15.165 2
2.80%
                      12/31/2007              N/A              12.291 0
                      12/31/2008              12.291              7.328 2
                      12/31/2009              7.328              9.528 2
                      12/31/2010              9.528              10.467 1
                      12/31/2011              10.467              9.955 1
                      12/31/2012              9.955              11.337 1
                      12/31/2013              11.337              15.091 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
                      12/31/2008              N/A              7.311 0
                      12/31/2009              7.311              9.501 0
                      12/31/2010              9.501              10.432 0
                      12/31/2011              10.432              9.917 0
                      12/31/2012              9.917              11.288 0
                      12/31/2013              11.288              15.019 0
2.90%
                      12/31/2007              N/A              12.123 0
                      12/31/2008              12.123              7.221 0
                      12/31/2009              7.221              9.379 2
                      12/31/2010              9.379              10.292 2
                      12/31/2011              10.292              9.779 1
                      12/31/2012              9.779              11.126 1
                      12/31/2013              11.126              14.796 1
2.95%
                      12/31/2013              N/A              14.874 0
3.00%
                      12/31/2008              N/A              7.261 0
                      12/31/2009              7.261              9.422 0
                      12/31/2010              9.422              10.329 0
                      12/31/2011              10.329              9.804 0
                      12/31/2012              9.804              11.143 0
                      12/31/2013              11.143              14.803 1
3.05%
                      12/31/2007              N/A              12.056 0
                      12/31/2008              12.056              7.170 0
                      12/31/2009              7.170              9.300 1
                      12/31/2010              9.300              10.190 1
                      12/31/2011              10.190              9.668 0
                      12/31/2012              9.668              10.982 0
                      12/31/2013              10.982              14.583 0
3.10%
                      12/31/2013              N/A              14.660 1
3.15%
                      12/31/2008              N/A              7.210 0
                      12/31/2009              7.210              9.342 0
                      12/31/2010              9.342              10.226 0
                      12/31/2011              10.226              9.692 0
                      12/31/2012              9.692              10.999 0
                      12/31/2013              10.999              14.589 0
3.20%
                      12/31/2013              N/A              15.615 0
3.25%
                      12/31/2013              N/A              15.540 0
3.30%
                      12/31/2009              N/A              9.263 0
                      12/31/2010              9.263              10.124 0
                      12/31/2011              10.124              9.581 0
                      12/31/2012              9.581              10.856 0
                      12/31/2013              10.856              14.380 0
3.40%
                      12/31/2013              N/A              15.316 0
3.45%
                      12/31/2013              N/A              15.242 0
3.55%
                      12/31/2013              N/A              15.095 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

43

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MFS Investors Trust Fund
1.65%
                      12/31/2007              N/A              14.772 2
                      12/31/2008              14.772              8.702 5
                      12/31/2009              8.702              12.994 3
                      12/31/2010              12.994              14.189 5
                      12/31/2011              14.189              13.648 11
                      12/31/2012              13.648              15.966 14
                      12/31/2013              15.966              20.695 12
1.70%
                      12/31/2007              N/A              14.752 0
                      12/31/2008              14.752              8.686 0
                      12/31/2009              8.686              12.964 6
                      12/31/2010              12.964              14.148 10
                      12/31/2011              14.148              13.602 16
                      12/31/2012              13.602              15.905 26
                      12/31/2013              15.905              20.605 27
1.75%
                      12/31/2009              N/A              12.933 0
                      12/31/2010              12.933              14.108 0
                      12/31/2011              14.108              13.557 0
                      12/31/2012              13.557              15.844 0
                      12/31/2013              15.844              20.516 0
1.80%
                      12/31/2008              N/A              8.654 19
                      12/31/2009              8.654              12.903 38
                      12/31/2010              12.903              14.069 39
                      12/31/2011              14.069              13.512 33
                      12/31/2012              13.512              15.784 30
                      12/31/2013              15.784              20.428 23
1.90%
                      12/31/2007              N/A              14.674 5
                      12/31/2008              14.674              8.622 5
                      12/31/2009              8.622              12.843 23
                      12/31/2010              12.843              13.989 6
                      12/31/2011              13.989              13.422 26
                      12/31/2012              13.422              15.663 30
                      12/31/2013              15.663              20.251 43
1.95%
                      12/31/2007              N/A              14.654 0
                      12/31/2008              14.654              8.607 4
                      12/31/2009              8.607              12.813 35
                      12/31/2010              12.813              13.949 39
                      12/31/2011              13.949              13.377 42
                      12/31/2012              13.377              15.603 48
                      12/31/2013              15.603              20.163 44
2.05%
                      12/31/2008              N/A              8.575 5
                      12/31/2009              8.575              12.754 5
                      12/31/2010              12.754              13.871 4
                      12/31/2011              13.871              13.289 5
                      12/31/2012              13.289              15.484 5
                      12/31/2013              15.484              19.989 4

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              14.595 0
                      12/31/2008              14.595              8.559 10
                      12/31/2009              8.559              12.723 30
                      12/31/2010              12.723              13.831 36
                      12/31/2011              13.831              13.244 34
                      12/31/2012              13.244              15.424 27
                      12/31/2013              15.424              19.902 22
2.15%
                      12/31/2008              N/A              8.544 0
                      12/31/2009              8.544              12.694 0
                      12/31/2010              12.694              13.792 0
                      12/31/2011              13.792              13.200 0
                      12/31/2012              13.200              15.366 0
                      12/31/2013              15.366              19.817 0
2.20%
                      12/31/2007              N/A              14.453 1
                      12/31/2008              14.453              8.467 1
                      12/31/2009              8.467              12.574 9
                      12/31/2010              12.574              13.654 7
                      12/31/2011              13.654              13.062 16
                      12/31/2012              13.062              15.197 15
                      12/31/2013              15.197              19.589 15
2.25%
                      12/31/2007              N/A              14.537 0
                      12/31/2008              14.537              8.512 6
                      12/31/2009              8.512              12.634 8
                      12/31/2010              12.634              13.713 12
                      12/31/2011              13.713              13.112 12
                      12/31/2012              13.112              15.247 12
                      12/31/2013              15.247              19.645 8
2.30%
                      12/31/2008              N/A              8.497 16
                      12/31/2009              8.497              12.605 20
                      12/31/2010              12.605              13.675 19
                      12/31/2011              13.675              13.068 17
                      12/31/2012              13.068              15.189 11
                      12/31/2013              15.189              19.560 8
2.35%
                      12/31/2007              N/A              14.498 0
                      12/31/2008              14.498              8.481 7
                      12/31/2009              8.481              12.575 13
                      12/31/2010              12.575              13.636 10
                      12/31/2011              13.636              13.025 9
                      12/31/2012              13.025              15.131 8
                      12/31/2013              15.131              19.475 6
2.40%
                      12/31/2007              N/A              14.479 0
                      12/31/2008              14.479              8.465 1
                      12/31/2009              8.465              12.546 1
                      12/31/2010              12.546              13.597 2
                      12/31/2011              13.597              12.981 1
                      12/31/2012              12.981              15.073 1
                      12/31/2013              15.073              19.390 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

44

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2008              N/A              8.450 0
                      12/31/2009              8.450              12.517 9
                      12/31/2010              12.517              13.559 10
                      12/31/2011              13.559              12.938 8
                      12/31/2012              12.938              15.015 8
                      12/31/2013              15.015              19.306 6
2.50%
                      12/31/2007              N/A              14.440 0
                      12/31/2008              14.440              8.434 11
                      12/31/2009              8.434              12.487 16
                      12/31/2010              12.487              13.520 18
                      12/31/2011              13.520              12.895 14
                      12/31/2012              12.895              14.957 14
                      12/31/2013              14.957              19.223 7
2.55%
                      12/31/2007              N/A              14.421 0
                      12/31/2008              14.421              8.419 2
                      12/31/2009              8.419              12.458 3
                      12/31/2010              12.458              13.482 3
                      12/31/2011              13.482              12.852 3
                      12/31/2012              12.852              14.900 3
                      12/31/2013              14.900              19.140 3
2.60%
                      12/31/2007              N/A              14.401 0
                      12/31/2008              14.401              8.403 5
                      12/31/2009              8.403              12.429 10
                      12/31/2010              12.429              13.444 6
                      12/31/2011              13.444              12.809 5
                      12/31/2012              12.809              14.843 6
                      12/31/2013              14.843              19.057 5
2.65%
                      12/31/2007              N/A              14.382 0
                      12/31/2008              14.382              8.388 4
                      12/31/2009              8.388              12.400 8
                      12/31/2010              12.400              13.406 9
                      12/31/2011              13.406              12.767 9
                      12/31/2012              12.767              14.786 7
                      12/31/2013              14.786              18.974 5
2.70%
                      12/31/2008              N/A              8.372 0
                      12/31/2009              8.372              12.371 2
                      12/31/2010              12.371              13.368 2
                      12/31/2011              13.368              12.724 2
                      12/31/2012              12.724              14.729 2
                      12/31/2013              14.729              18.892 2
2.75%
                      12/31/2007              N/A              14.344 0
                      12/31/2008              14.344              8.357 3
                      12/31/2009              8.357              12.342 10
                      12/31/2010              12.342              13.330 10
                      12/31/2011              13.330              12.682 10
                      12/31/2012              12.682              14.673 9
                      12/31/2013              14.673              18.810 9

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              14.325 0
                      12/31/2008              14.325              8.342 4
                      12/31/2009              8.342              12.313 7
                      12/31/2010              12.313              13.292 7
                      12/31/2011              13.292              12.639 6
                      12/31/2012              12.639              14.617 5
                      12/31/2013              14.617              18.729 4
2.85%
                      12/31/2008              N/A              8.326 0
                      12/31/2009              8.326              12.285 1
                      12/31/2010              12.285              13.254 1
                      12/31/2011              13.254              12.597 1
                      12/31/2012              12.597              14.561 0
                      12/31/2013              14.561              18.648 1
2.90%
                      12/31/2007              N/A              14.185 0
                      12/31/2008              14.185              8.252 1
                      12/31/2009              8.252              12.169 1
                      12/31/2010              12.169              13.123 1
                      12/31/2011              13.123              12.466 2
                      12/31/2012              12.466              14.402 2
                      12/31/2013              14.402              18.435 6
2.95%
                      12/31/2013              N/A              18.486 0
3.00%
                      12/31/2008              N/A              8.281 0
                      12/31/2009              8.281              12.200 0
                      12/31/2010              12.200              13.143 0
                      12/31/2011              13.143              12.473 0
                      12/31/2012              12.473              14.395 0
                      12/31/2013              14.395              18.408 2
3.05%
                      12/31/2007              N/A              14.128 0
                      12/31/2008              14.128              8.207 0
                      12/31/2009              8.207              12.084 1
                      12/31/2010              12.084              13.012 3
                      12/31/2011              13.012              12.342 3
                      12/31/2012              12.342              14.237 3
                      12/31/2013              14.237              18.197 3
3.10%
                      12/31/2013              N/A              18.248 2
3.15%
                      12/31/2008              N/A              8.236 0
                      12/31/2009              8.236              12.115 0
                      12/31/2010              12.115              13.032 0
                      12/31/2011              13.032              12.349 0
                      12/31/2012              12.349              14.230 0
                      12/31/2013              14.230              18.169 0
3.20%
                      12/31/2013              N/A              19.152 0
3.25%
                      12/31/2013              N/A              19.069 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

45

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
                      12/31/2009              N/A              12.030 0
                      12/31/2010              12.030              12.921 0
                      12/31/2011              12.921              12.226 0
                      12/31/2012              12.226              14.067 0
                      12/31/2013              14.067              17.935 0
3.40%
                      12/31/2013              N/A              18.822 0
3.45%
                      12/31/2013              N/A              18.740 0
3.55%
                      12/31/2013              N/A              18.578 0
AZL MFS Mid Cap Value Fund
1.65%
                      12/31/2007              N/A              10.276 2
                      12/31/2008              10.276              4.836 5
                      12/31/2009              4.836              6.294 3
                      12/31/2010              6.294              7.594 26
                      12/31/2011              7.594              7.203 51
                      12/31/2012              7.203              8.220 81
                      12/31/2013              8.220              10.909 103
1.70%
                      12/31/2007              N/A              10.267 0
                      12/31/2008              10.267              4.830 0
                      12/31/2009              4.830              6.282 1
                      12/31/2010              6.282              7.576 7
                      12/31/2011              7.576              7.183 27
                      12/31/2012              7.183              8.193 100
                      12/31/2013              8.193              10.867 116
1.75%
                      12/31/2009              N/A              6.271 0
                      12/31/2010              6.271              7.558 0
                      12/31/2011              7.558              7.162 1
                      12/31/2012              7.162              8.166 1
                      12/31/2013              8.166              10.825 1
1.80%
                      12/31/2008              N/A              4.817 7
                      12/31/2009              4.817              6.259 25
                      12/31/2010              6.259              7.541 27
                      12/31/2011              7.541              7.142 22
                      12/31/2012              7.142              8.139 17
                      12/31/2013              8.139              10.784 18
1.90%
                      12/31/2007              N/A              10.233 0
                      12/31/2008              10.233              4.804 0
                      12/31/2009              4.804              6.236 4
                      12/31/2010              6.236              7.505 17
                      12/31/2011              7.505              7.102 28
                      12/31/2012              7.102              8.084 52
                      12/31/2013              8.084              10.701 47

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              10.224 0
                      12/31/2008              10.224              4.798 3
                      12/31/2009              4.798              6.225 31
                      12/31/2010              6.225              7.488 44
                      12/31/2011              7.488              7.082 57
                      12/31/2012              7.082              8.057 83
                      12/31/2013              8.057              10.660 81
2.05%
                      12/31/2008              N/A              4.785 1
                      12/31/2009              4.785              6.202 3
                      12/31/2010              6.202              7.453 3
                      12/31/2011              7.453              7.042 5
                      12/31/2012              7.042              8.004 4
                      12/31/2013              8.004              10.579 11
2.10%
                      12/31/2007              N/A              10.198 0
                      12/31/2008              10.198              4.778 13
                      12/31/2009              4.778              6.191 38
                      12/31/2010              6.191              7.435 49
                      12/31/2011              7.435              7.021 57
                      12/31/2012              7.021              7.977 52
                      12/31/2013              7.977              10.538 46
2.15%
                      12/31/2008              N/A              4.772 0
                      12/31/2009              4.772              6.179 0
                      12/31/2010              6.179              7.418 0
                      12/31/2011              7.418              7.002 0
                      12/31/2012              7.002              7.951 0
                      12/31/2013              7.951              10.498 0
2.20%
                      12/31/2007              N/A              10.139 0
                      12/31/2008              10.139              4.746 1
                      12/31/2009              4.746              6.142 5
                      12/31/2010              6.142              7.370 3
                      12/31/2011              7.370              6.953 20
                      12/31/2012              6.953              7.891 23
                      12/31/2013              7.891              10.414 37
2.25%
                      12/31/2007              N/A              10.173 0
                      12/31/2008              10.173              4.759 2
                      12/31/2009              4.759              6.156 3
                      12/31/2010              6.156              7.383 7
                      12/31/2011              7.383              6.962 8
                      12/31/2012              6.962              7.897 6
                      12/31/2013              7.897              10.417 8
2.30%
                      12/31/2008              N/A              4.753 0
                      12/31/2009              4.753              6.145 1
                      12/31/2010              6.145              7.366 1
                      12/31/2011              7.366              6.942 1
                      12/31/2012              6.942              7.871 1
                      12/31/2013              7.871              10.377 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

46

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              4.746 11
                      12/31/2009              4.746              6.134 17
                      12/31/2010              6.134              7.349 13
                      12/31/2011              7.349              6.923 14
                      12/31/2012              6.923              7.845 11
                      12/31/2013              7.845              10.337 14
2.40%
                      12/31/2007              N/A              10.147 0
                      12/31/2008              10.147              4.740 11
                      12/31/2009              4.740              6.123 19
                      12/31/2010              6.123              7.332 18
                      12/31/2011              7.332              6.903 17
                      12/31/2012              6.903              7.819 14
                      12/31/2013              7.819              10.298 12
2.45%
                      12/31/2008              N/A              4.734 0
                      12/31/2009              4.734              6.111 4
                      12/31/2010              6.111              7.315 4
                      12/31/2011              7.315              6.883 2
                      12/31/2012              6.883              7.792 2
                      12/31/2013              7.792              10.258 2
2.50%
                      12/31/2007              N/A              10.130 0
                      12/31/2008              10.130              4.727 3
                      12/31/2009              4.727              6.100 6
                      12/31/2010              6.100              7.298 4
                      12/31/2011              7.298              6.864 4
                      12/31/2012              6.864              7.766 3
                      12/31/2013              7.766              10.219 5
2.55%
                      12/31/2007              N/A              10.122 0
                      12/31/2008              10.122              4.721 0
                      12/31/2009              4.721              6.089 0
                      12/31/2010              6.089              7.280 0
                      12/31/2011              7.280              6.844 0
                      12/31/2012              6.844              7.741 3
                      12/31/2013              7.741              10.180 0
2.60%
                      12/31/2007              N/A              10.113 0
                      12/31/2008              10.113              4.715 5
                      12/31/2009              4.715              6.078 7
                      12/31/2010              6.078              7.263 5
                      12/31/2011              7.263              6.825 5
                      12/31/2012              6.825              7.715 5
                      12/31/2013              7.715              10.141 6
2.65%
                      12/31/2007              N/A              10.105 0
                      12/31/2008              10.105              4.708 0
                      12/31/2009              4.708              6.066 0
                      12/31/2010              6.066              7.246 2
                      12/31/2011              7.246              6.806 1
                      12/31/2012              6.806              7.689 0
                      12/31/2013              7.689              10.102 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2008              N/A              4.702 0
                      12/31/2009              4.702              6.055 0
                      12/31/2010              6.055              7.230 0
                      12/31/2011              7.230              6.786 0
                      12/31/2012              6.786              7.663 0
                      12/31/2013              7.663              10.063 0
2.75%
                      12/31/2007              N/A              10.088 0
                      12/31/2008              10.088              4.696 2
                      12/31/2009              4.696              6.044 3
                      12/31/2010              6.044              7.213 6
                      12/31/2011              7.213              6.767 6
                      12/31/2012              6.767              7.638 5
                      12/31/2013              7.638              10.025 5
2.80%
                      12/31/2007              N/A              10.079 0
                      12/31/2008              10.079              4.689 1
                      12/31/2009              4.689              6.033 3
                      12/31/2010              6.033              7.196 4
                      12/31/2011              7.196              6.748 2
                      12/31/2012              6.748              7.612 2
                      12/31/2013              7.612              9.986 1
2.85%
                      12/31/2008              N/A              4.683 0
                      12/31/2009              4.683              6.022 0
                      12/31/2010              6.022              7.179 0
                      12/31/2011              7.179              6.729 0
                      12/31/2012              6.729              7.587 0
                      12/31/2013              7.587              9.948 2
2.90%
                      12/31/2007              N/A              10.021 0
                      12/31/2008              10.021              4.658 13
                      12/31/2009              4.658              5.986 16
                      12/31/2010              5.986              7.133 16
                      12/31/2011              7.133              6.682 14
                      12/31/2012              6.682              7.530 14
                      12/31/2013              7.530              9.869 17
2.95%
                      12/31/2013              N/A              9.872 0
3.00%
                      12/31/2008              N/A              4.665 0
                      12/31/2009              4.665              5.989 0
                      12/31/2010              5.989              7.129 2
                      12/31/2011              7.129              6.672 2
                      12/31/2012              6.672              7.512 2
                      12/31/2013              7.512              9.835 3
3.05%
                      12/31/2007              N/A              9.996 0
                      12/31/2008              9.996              4.639 0
                      12/31/2009              4.639              5.953 0
                      12/31/2010              5.953              7.083 0
                      12/31/2011              7.083              6.626 0
                      12/31/2012              6.626              7.455 0
                      12/31/2013              7.455              9.756 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

47

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
                      12/31/2013              N/A              9.759 1
3.15%
                      12/31/2008              N/A              4.646 0
                      12/31/2009              4.646              5.956 0
                      12/31/2010              5.956              7.080 0
                      12/31/2011              7.080              6.616 0
                      12/31/2012              6.616              7.437 0
                      12/31/2013              7.437              9.722 0
3.20%
                      12/31/2013              N/A              10.224 0
3.25%
                      12/31/2013              N/A              10.185 1
3.30%
                      12/31/2009              N/A              5.924 0
                      12/31/2010              5.924              7.030 0
                      12/31/2011              7.030              6.560 0
                      12/31/2012              6.560              7.363 0
                      12/31/2013              7.363              9.611 0
3.40%
                      12/31/2013              N/A              10.068 0
3.45%
                      12/31/2013              N/A              10.030 0
3.55%
                      12/31/2013              N/A              9.953 0
AZL MFS Value Fund
1.65%
                      12/31/2007              N/A              12.181 0
                      12/31/2008              12.181              7.646 0
                      12/31/2009              7.646              9.516 2
                      12/31/2010              9.516              10.280 18
                      12/31/2011              10.280              9.661 27
                      12/31/2012              9.661              11.087 38
                      12/31/2013              11.087              14.768 40
1.70%
                      12/31/2007              N/A              12.140 0
                      12/31/2008              12.140              7.616 0
                      12/31/2009              7.616              9.475 0
                      12/31/2010              9.475              10.230 7
                      12/31/2011              10.230              9.610 22
                      12/31/2012              9.610              11.022 59
                      12/31/2013              11.022              14.675 61
1.75%
                      12/31/2009              N/A              9.426 0
                      12/31/2010              9.426              10.173 0
                      12/31/2011              10.173              9.551 1
                      12/31/2012              9.551              10.950 1
                      12/31/2013              10.950              14.571 0
1.80%
                      12/31/2008              N/A              7.558 5
                      12/31/2009              7.558              9.393 17
                      12/31/2010              9.393              10.132 16
                      12/31/2011              10.132              9.508 16
                      12/31/2012              9.508              10.894 16
                      12/31/2013              10.894              14.490 21

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
                      12/31/2007              N/A              11.979 0
                      12/31/2008              11.979              7.500 2
                      12/31/2009              7.500              9.312 2
                      12/31/2010              9.312              10.034 3
                      12/31/2011              10.034              9.407 6
                      12/31/2012              9.407              10.768 8
                      12/31/2013              10.768              14.307 60
1.95%
                      12/31/2007              N/A              11.939 0
                      12/31/2008              11.939              7.472 1
                      12/31/2009              7.472              9.271 5
                      12/31/2010              9.271              9.986 7
                      12/31/2011              9.986              9.357 13
                      12/31/2012              9.357              10.705 17
                      12/31/2013              10.705              14.217 16
2.05%
                      12/31/2008              N/A              7.414 0
                      12/31/2009              7.414              9.191 1
                      12/31/2010              9.191              9.889 1
                      12/31/2011              9.889              9.258 1
                      12/31/2012              9.258              10.581 1
                      12/31/2013              10.581              14.038 1
2.10%
                      12/31/2007              N/A              11.820 0
                      12/31/2008              11.820              7.386 19
                      12/31/2009              7.386              9.151 43
                      12/31/2010              9.151              9.842 44
                      12/31/2011              9.842              9.208 45
                      12/31/2012              9.208              10.519 41
                      12/31/2013              10.519              13.949 32
2.15%
                      12/31/2008              N/A              7.358 0
                      12/31/2009              7.358              9.112 0
                      12/31/2010              9.112              9.794 0
                      12/31/2011              9.794              9.159 0
                      12/31/2012              9.159              10.458 1
                      12/31/2013              10.458              13.861 0
2.20%
                      12/31/2007              N/A              11.518 0
                      12/31/2008              11.518              7.190 2
                      12/31/2009              7.190              8.900 2
                      12/31/2010              8.900              9.562 1
                      12/31/2011              9.562              8.937 2
                      12/31/2012              8.937              10.199 2
                      12/31/2013              10.199              13.511 7
2.25%
                      12/31/2007              N/A              11.703 0
                      12/31/2008              11.703              7.301 7
                      12/31/2009              7.301              9.033 10
                      12/31/2010              9.033              9.700 10
                      12/31/2011              9.700              9.062 11
                      12/31/2012              9.062              10.337 10
                      12/31/2013              10.337              13.686 9

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

48

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2008              N/A              7.274 0
                      12/31/2009              7.274              8.994 0
                      12/31/2010              8.994              9.653 0
                      12/31/2011              9.653              9.014 0
                      12/31/2012              9.014              10.276 0
                      12/31/2013              10.276              13.600 0
2.35%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              7.246 3
                      12/31/2009              7.246              8.955 6
                      12/31/2010              8.955              9.606 7
                      12/31/2011              9.606              8.966 6
                      12/31/2012              8.966              10.217 5
                      12/31/2013              10.217              13.514 10
2.40%
                      12/31/2007              N/A              11.586 0
                      12/31/2008              11.586              7.218 1
                      12/31/2009              7.218              8.916 1
                      12/31/2010              8.916              9.560 1
                      12/31/2011              9.560              8.918 1
                      12/31/2012              8.918              10.157 0
                      12/31/2013              10.157              13.428 0
2.45%
                      12/31/2008              N/A              7.190 0
                      12/31/2009              7.190              8.878 2
                      12/31/2010              8.878              9.514 2
                      12/31/2011              9.514              8.871 2
                      12/31/2012              8.871              10.098 2
                      12/31/2013              10.098              13.344 1
2.50%
                      12/31/2007              N/A              11.509 0
                      12/31/2008              11.509              7.163 2
                      12/31/2009              7.163              8.839 4
                      12/31/2010              8.839              9.468 4
                      12/31/2011              9.468              8.823 4
                      12/31/2012              8.823              10.039 4
                      12/31/2013              10.039              13.259 5
2.55%
                      12/31/2007              N/A              11.471 0
                      12/31/2008              11.471              7.135 0
                      12/31/2009              7.135              8.801 0
                      12/31/2010              8.801              9.422 0
                      12/31/2011              9.422              8.776 0
                      12/31/2012              8.776              9.981 0
                      12/31/2013              9.981              13.175 0
2.60%
                      12/31/2007              N/A              11.432 0
                      12/31/2008              11.432              7.108 0
                      12/31/2009              7.108              8.763 1
                      12/31/2010              8.763              9.377 3
                      12/31/2011              9.377              8.730 3
                      12/31/2012              8.730              9.923 3
                      12/31/2013              9.923              13.092 7

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2007              N/A              11.394 0
                      12/31/2008              11.394              7.081 0
                      12/31/2009              7.081              8.725 0
                      12/31/2010              8.725              9.331 0
                      12/31/2011              9.331              8.683 0
                      12/31/2012              8.683              9.865 0
                      12/31/2013              9.865              13.009 0
2.70%
                      12/31/2008              N/A              7.054 0
                      12/31/2009              7.054              8.687 0
                      12/31/2010              8.687              9.286 0
                      12/31/2011              9.286              8.637 0
                      12/31/2012              8.637              9.807 0
                      12/31/2013              9.807              12.927 0
2.75%
                      12/31/2007              N/A              11.318 0
                      12/31/2008              11.318              7.026 1
                      12/31/2009              7.026              8.649 1
                      12/31/2010              8.649              9.242 1
                      12/31/2011              9.242              8.591 1
                      12/31/2012              8.591              9.750 1
                      12/31/2013              9.750              12.845 2
2.80%
                      12/31/2007              N/A              11.281 0
                      12/31/2008              11.281              7.000 0
                      12/31/2009              7.000              8.612 0
                      12/31/2010              8.612              9.197 0
                      12/31/2011              9.197              8.545 0
                      12/31/2012              8.545              9.693 0
                      12/31/2013              9.693              12.764 0
2.85%
                      12/31/2008              N/A              6.973 0
                      12/31/2009              6.973              8.575 0
                      12/31/2010              8.575              9.153 0
                      12/31/2011              9.153              8.500 0
                      12/31/2012              8.500              9.637 0
                      12/31/2013              9.637              12.684 1
2.90%
                      12/31/2007              N/A              10.993 0
                      12/31/2008              10.993              6.814 0
                      12/31/2009              6.814              8.375 0
                      12/31/2010              8.375              8.935 0
                      12/31/2011              8.935              8.294 0
                      12/31/2012              8.294              9.399 0
                      12/31/2013              9.399              12.364 4
2.95%
                      12/31/2013              N/A              12.524 0
3.00%
                      12/31/2008              N/A              6.893 0
                      12/31/2009              6.893              8.464 0
                      12/31/2010              8.464              9.021 0
                      12/31/2011              9.021              8.365 0
                      12/31/2012              8.365              9.470 0
                      12/31/2013              9.470              12.445 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

49

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2007              N/A              10.883 0
                      12/31/2008              10.883              6.736 0
                      12/31/2009              6.736              8.267 0
                      12/31/2010              8.267              8.806 0
                      12/31/2011              8.806              8.162 0
                      12/31/2012              8.162              9.235 0
                      12/31/2013              9.235              12.131 0
3.10%
                      12/31/2013              N/A              12.288 0
3.15%
                      12/31/2008              N/A              6.814 0
                      12/31/2009              6.814              8.354 0
                      12/31/2010              8.354              8.891 0
                      12/31/2011              8.891              8.232 0
                      12/31/2012              8.232              9.305 0
                      12/31/2013              9.305              12.210 0
3.20%
                      12/31/2013              N/A              12.959 0
3.25%
                      12/31/2013              N/A              12.877 1
3.30%
                      12/31/2009              N/A              8.246 0
                      12/31/2010              8.246              8.763 0
                      12/31/2011              8.763              8.101 0
                      12/31/2012              8.101              9.143 0
                      12/31/2013              9.143              11.980 0
3.40%
                      12/31/2013              N/A              12.634 0
3.45%
                      12/31/2013              N/A              12.554 0
3.55%
                      12/31/2013              N/A              12.396 0
AZL Mid Cap Index Fund
1.65%
                      12/31/2010              N/A              11.619 1
                      12/31/2011              11.619              11.165 8
                      12/31/2012              11.165              12.871 28
                      12/31/2013              12.871              16.802 37
1.70%
                      12/31/2010              N/A              11.618 1
                      12/31/2011              11.618              11.157 7
                      12/31/2012              11.157              12.856 24
                      12/31/2013              12.856              16.775 48
1.75%
                      12/31/2010              N/A              11.616 0
                      12/31/2011              11.616              11.150 0
                      12/31/2012              11.150              12.842 0
                      12/31/2013              12.842              16.747 0
1.80%
                      12/31/2010              N/A              11.614 0
                      12/31/2011              11.614              11.143 1
                      12/31/2012              11.143              12.827 4
                      12/31/2013              12.827              16.719 11

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
                      12/31/2010              N/A              11.611 0
                      12/31/2011              11.611              11.129 4
                      12/31/2012              11.129              12.798 41
                      12/31/2013              12.798              16.664 65
1.95%
                      12/31/2010              N/A              11.609 0
                      12/31/2011              11.609              11.121 28
                      12/31/2012              11.121              12.783 32
                      12/31/2013              12.783              16.637 33
2.05%
                      12/31/2010              N/A              11.606 6
                      12/31/2011              11.606              11.107 6
                      12/31/2012              11.107              12.754 6
                      12/31/2013              12.754              16.582 5
2.10%
                      12/31/2010              N/A              11.604 0
                      12/31/2011              11.604              11.100 0
                      12/31/2012              11.100              12.739 0
                      12/31/2013              12.739              16.555 2
2.15%
                      12/31/2010              N/A              11.602 0
                      12/31/2011              11.602              11.093 0
                      12/31/2012              11.093              12.724 0
                      12/31/2013              12.724              16.528 0
2.20%
                      12/31/2010              N/A              11.601 1
                      12/31/2011              11.601              11.086 4
                      12/31/2012              11.086              12.710 14
                      12/31/2013              12.710              16.501 17
2.25%
                      12/31/2010              N/A              11.599 0
                      12/31/2011              11.599              11.079 4
                      12/31/2012              11.079              12.695 4
                      12/31/2013              12.695              16.473 0
2.30%
                      12/31/2010              N/A              11.597 0
                      12/31/2011              11.597              11.071 0
                      12/31/2012              11.071              12.681 0
                      12/31/2013              12.681              16.446 2
2.35%
                      12/31/2010              N/A              11.596 0
                      12/31/2011              11.596              11.064 1
                      12/31/2012              11.064              12.666 1
                      12/31/2013              12.666              16.419 1
2.40%
                      12/31/2010              N/A              11.594 0
                      12/31/2011              11.594              11.057 0
                      12/31/2012              11.057              12.652 0
                      12/31/2013              12.652              16.392 0
2.45%
                      12/31/2010              N/A              11.592 0
                      12/31/2011              11.592              11.050 0
                      12/31/2012              11.050              12.637 0
                      12/31/2013              12.637              16.365 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

50

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2010              N/A              11.591 0
                      12/31/2011              11.591              11.043 0
                      12/31/2012              11.043              12.623 0
                      12/31/2013              12.623              16.338 0
2.55%
                      12/31/2010              N/A              11.589 0
                      12/31/2011              11.589              11.036 0
                      12/31/2012              11.036              12.608 0
                      12/31/2013              12.608              16.311 0
2.60%
                      12/31/2010              N/A              11.587 0
                      12/31/2011              11.587              11.029 0
                      12/31/2012              11.029              12.594 3
                      12/31/2013              12.594              14.875 4
2.65%
                      12/31/2010              N/A              11.586 0
                      12/31/2011              11.586              11.022 0
                      12/31/2012              11.022              12.579 1
                      12/31/2013              12.579              16.258 1
2.70%
                      12/31/2010              N/A              11.584 0
                      12/31/2011              11.584              11.015 0
                      12/31/2012              11.015              12.565 0
                      12/31/2013              12.565              16.231 0
2.75%
                      12/31/2010              N/A              11.582 0
                      12/31/2011              11.582              11.007 2
                      12/31/2012              11.007              12.551 2
                      12/31/2013              12.551              14.793 1
2.80%
                      12/31/2010              N/A              11.581 0
                      12/31/2011              11.581              11.000 0
                      12/31/2012              11.000              12.536 0
                      12/31/2013              12.536              16.178 0
2.85%
                      12/31/2010              N/A              11.579 0
                      12/31/2011              11.579              10.993 0
                      12/31/2012              10.993              12.522 0
                      12/31/2013              12.522              14.739 0
2.90%
                      12/31/2010              N/A              11.577 0
                      12/31/2011              11.577              10.986 0
                      12/31/2012              10.986              12.507 0
                      12/31/2013              12.507              14.712 0
2.95%
                      12/31/2013              N/A              14.685 0
3.00%
                      12/31/2010              N/A              11.574 0
                      12/31/2011              11.574              10.972 0
                      12/31/2012              10.972              12.479 0
                      12/31/2013              12.479              14.658 0
3.05%
                      12/31/2010              N/A              11.572 0
                      12/31/2011              11.572              10.965 0
                      12/31/2012              10.965              12.464 0
                      12/31/2013              12.464              14.631 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
                      12/31/2013              N/A              14.604 0
3.15%
                      12/31/2010              N/A              11.569 0
                      12/31/2011              11.569              10.951 0
                      12/31/2012              10.951              12.436 0
                      12/31/2013              12.436              14.577 0
3.20%
                      12/31/2013              N/A              21.328 0
3.25%
                      12/31/2013              N/A              21.277 0
3.30%
                      12/31/2013              N/A              21.227 0
3.40%
                      12/31/2013              N/A              21.128 0
3.45%
                      12/31/2013              N/A              21.078 0
3.55%
                      12/31/2013              N/A              20.979 0
AZL Money Market Fund
1.65%
                      12/31/2007              N/A              10.907 0
                      12/31/2008              10.907              10.990 24
                      12/31/2009              10.990              10.834 128
                      12/31/2010              10.834              10.657 548
                      12/31/2011              10.657              10.484 541
                      12/31/2012              10.484              10.311 346
                      12/31/2013              10.311              10.143 290
1.70%
                      12/31/2007              N/A              10.864 0
                      12/31/2008              10.864              10.941 52
                      12/31/2009              10.941              10.780 48
                      12/31/2010              10.780              10.599 116
                      12/31/2011              10.599              10.421 345
                      12/31/2012              10.421              10.245 354
                      12/31/2013              10.245              10.072 158
1.75%
                      12/31/2009              N/A              10.718 11
                      12/31/2010              10.718              10.533 18
                      12/31/2011              10.533              10.351 0
                      12/31/2012              10.351              10.171 16
                      12/31/2013              10.171              9.994 41
1.80%
                      12/31/2008              N/A              10.844 119
                      12/31/2009              10.844              10.674 203
                      12/31/2010              10.674              10.484 134
                      12/31/2011              10.484              10.298 164
                      12/31/2012              10.298              10.113 246
                      12/31/2013              10.113              9.933 321
1.90%
                      12/31/2007              N/A              10.318 47
                      12/31/2008              10.318              10.370 125
                      12/31/2009              10.370              10.197 183
                      12/31/2010              10.197              10.006 352
                      12/31/2011              10.006              9.819 250
                      12/31/2012              9.819              9.633 239
                      12/31/2013              9.633              9.452 274

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

51

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              10.651 12
                      12/31/2008              10.651              10.700 36
                      12/31/2009              10.700              10.516 53
                      12/31/2010              10.516              10.314 42
                      12/31/2011              10.314              10.115 419
                      12/31/2012              10.115              9.919 155
                      12/31/2013              9.919              9.728 41
2.05%
                      12/31/2008              N/A              10.605 27
                      12/31/2009              10.605              10.412 37
                      12/31/2010              10.412              10.202 3
                      12/31/2011              10.202              9.995 8
                      12/31/2012              9.995              9.791 10
                      12/31/2013              9.791              9.593 13
2.10%
                      12/31/2007              N/A              10.525 0
                      12/31/2008              10.525              10.557 146
                      12/31/2009              10.557              10.361 160
                      12/31/2010              10.361              10.146 114
                      12/31/2011              10.146              9.936 51
                      12/31/2012              9.936              9.728 25
                      12/31/2013              9.728              9.526 73
2.15%
                      12/31/2008              N/A              10.510 8
                      12/31/2009              10.510              10.309 0
                      12/31/2010              10.309              10.091 24
                      12/31/2011              10.091              9.877 38
                      12/31/2012              9.877              9.666 39
                      12/31/2013              9.666              9.460 22
2.20%
                      12/31/2007              N/A              10.105 49
                      12/31/2008              10.105              10.126 119
                      12/31/2009              10.126              9.927 87
                      12/31/2010              9.927              9.712 72
                      12/31/2011              9.712              9.501 181
                      12/31/2012              9.501              9.293 159
                      12/31/2013              9.293              9.091 94
2.25%
                      12/31/2007              N/A              10.401 0
                      12/31/2008              10.401              10.417 11
                      12/31/2009              10.417              10.208 63
                      12/31/2010              10.208              9.981 93
                      12/31/2011              9.981              9.760 68
                      12/31/2012              9.760              9.542 57
                      12/31/2013              9.542              9.329 35
2.30%
                      12/31/2008              N/A              10.046 1
                      12/31/2009              10.046              9.839 20
                      12/31/2010              9.839              9.616 11
                      12/31/2011              9.616              9.398 8
                      12/31/2012              9.398              9.183 8
                      12/31/2013              9.183              8.974 7

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
                      12/31/2007              N/A              10.318 0
                      12/31/2008              10.318              10.325 141
                      12/31/2009              10.325              10.107 60
                      12/31/2010              10.107              9.873 105
                      12/31/2011              9.873              9.644 84
                      12/31/2012              9.644              9.419 55
                      12/31/2013              9.419              9.200 38
2.40%
                      12/31/2007              N/A              10.278 0
                      12/31/2008              10.278              10.279 95
                      12/31/2009              10.279              10.057 23
                      12/31/2010              10.057              9.819 32
                      12/31/2011              9.819              9.587 40
                      12/31/2012              9.587              9.358 34
                      12/31/2013              9.358              9.137 24
2.45%
                      12/31/2008              N/A              10.233 54
                      12/31/2009              10.233              10.007 31
                      12/31/2010              10.007              9.765 4
                      12/31/2011              9.765              9.530 0
                      12/31/2012              9.530              9.298 21
                      12/31/2013              9.298              9.073 0
2.50%
                      12/31/2007              N/A              10.197 0
                      12/31/2008              10.197              10.187 89
                      12/31/2009              10.187              9.957 35
                      12/31/2010              9.957              9.712 44
                      12/31/2011              9.712              9.473 37
                      12/31/2012              9.473              9.238 24
                      12/31/2013              9.238              9.010 18
2.55%
                      12/31/2007              N/A              10.156 0
                      12/31/2008              10.156              10.142 17
                      12/31/2009              10.142              9.908 4
                      12/31/2010              9.908              9.659 2
                      12/31/2011              9.659              9.417 5
                      12/31/2012              9.417              9.179 4
                      12/31/2013              9.179              8.948 5
2.60%
                      12/31/2007              N/A              9.828 0
                      12/31/2008              9.828              9.809 114
                      12/31/2009              9.809              9.578 188
                      12/31/2010              9.578              9.333 144
                      12/31/2011              9.333              9.094 118
                      12/31/2012              9.094              8.859 236
                      12/31/2013              8.859              8.632 197
2.65%
                      12/31/2007              N/A              10.076 0
                      12/31/2008              10.076              10.052 120
                      12/31/2009              10.052              9.810 100
                      12/31/2010              9.810              9.554 86
                      12/31/2011              9.554              9.305 97
                      12/31/2012              9.305              9.061 61
                      12/31/2013              9.061              8.824 53

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

52

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2008              N/A              10.007 56
                      12/31/2009              10.007              9.762 3
                      12/31/2010              9.762              9.502 15
                      12/31/2011              9.502              9.250 0
                      12/31/2012              9.250              9.002 0
                      12/31/2013              9.002              8.763 0
2.75%
                      12/31/2007              N/A              9.726 0
                      12/31/2008              9.726              9.692 71
                      12/31/2009              9.692              9.450 49
                      12/31/2010              9.450              9.194 14
                      12/31/2011              9.194              8.946 19
                      12/31/2012              8.946              8.702 35
                      12/31/2013              8.702              8.466 32
2.80%
                      12/31/2007              N/A              9.957 0
                      12/31/2008              9.957              9.918 5
                      12/31/2009              9.918              9.665 5
                      12/31/2010              9.665              9.399 12
                      12/31/2011              9.399              9.140 13
                      12/31/2012              9.140              8.887 8
                      12/31/2013              8.887              8.641 11
2.85%
                      12/31/2008              N/A              9.874 9
                      12/31/2009              9.874              9.617 13
                      12/31/2010              9.617              9.348 5
                      12/31/2011              9.348              9.086 5
                      12/31/2012              9.086              8.829 3
                      12/31/2013              8.829              8.581 13
2.90%
                      12/31/2007              N/A              9.625 0
                      12/31/2008              9.625              9.577 28
                      12/31/2009              9.577              9.324 22
                      12/31/2010              9.324              9.058 21
                      12/31/2011              9.058              8.800 27
                      12/31/2012              8.800              8.547 34
                      12/31/2013              8.547              8.303 31
2.95%
                      12/31/2013              N/A              8.463 0
3.00%
                      12/31/2008              N/A              9.743 7
                      12/31/2009              9.743              9.475 3
                      12/31/2010              9.475              9.196 2
                      12/31/2011              9.196              8.925 6
                      12/31/2012              8.925              8.660 4
                      12/31/2013              8.660              8.404 0
3.05%
                      12/31/2007              N/A              9.525 0
                      12/31/2008              9.525              9.464 197
                      12/31/2009              9.464              9.200 85
                      12/31/2010              9.200              8.924 8
                      12/31/2011              8.924              8.657 21
                      12/31/2012              8.657              8.395 15
                      12/31/2013              8.395              8.143 13

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
                      12/31/2013              N/A              8.288 16
3.15%
                      12/31/2008              N/A              9.613 11
                      12/31/2009              9.613              9.335 3
                      12/31/2010              9.335              9.046 0
                      12/31/2011              9.046              8.767 2
                      12/31/2012              8.767              8.494 1
                      12/31/2013              8.494              8.230 0
3.20%
                      12/31/2013              N/A              8.163 0
3.25%
                      12/31/2013              N/A              8.106 1
3.30%
                      12/31/2009              N/A              8.996 0
                      12/31/2010              8.996              8.705 0
                      12/31/2011              8.705              8.423 4
                      12/31/2012              8.423              8.148 2
                      12/31/2013              8.148              7.884 1
3.40%
                      12/31/2013              N/A              7.939 0
3.45%
                      12/31/2013              N/A              7.883 0
3.55%
                      12/31/2013              N/A              7.774 0
AZL Morgan Stanley Global Real Estate Fund
1.65%
                      12/31/2007              N/A              10.806 1
                      12/31/2008              10.806              5.758 3
                      12/31/2009              5.758              7.940 2
                      12/31/2010              7.940              9.439 5
                      12/31/2011              9.439              8.362 9
                      12/31/2012              8.362              10.680 6
                      12/31/2013              10.680              10.822 5
1.70%
                      12/31/2007              N/A              10.797 1
                      12/31/2008              10.797              5.750 1
                      12/31/2009              5.750              7.925 1
                      12/31/2010              7.925              9.417 2
                      12/31/2011              9.417              8.338 13
                      12/31/2012              8.338              10.644 13
                      12/31/2013              10.644              10.781 9
1.75%
                      12/31/2009              N/A              7.910 1
                      12/31/2010              7.910              9.395 1
                      12/31/2011              9.395              8.314 0
                      12/31/2012              8.314              10.609 0
                      12/31/2013              10.609              10.740 0
1.80%
                      12/31/2008              N/A              5.735 12
                      12/31/2009              5.735              7.896 17
                      12/31/2010              7.896              9.373 16
                      12/31/2011              9.373              8.291 18
                      12/31/2012              8.291              10.573 13
                      12/31/2013              10.573              10.699 11

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

53

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
                      12/31/2007              N/A              10.761 4
                      12/31/2008              10.761              5.719 7
                      12/31/2009              5.719              7.867 4
                      12/31/2010              7.867              9.329 4
                      12/31/2011              9.329              8.244 5
                      12/31/2012              8.244              10.503 3
                      12/31/2013              10.503              10.617 2
1.95%
                      12/31/2007              N/A              10.752 0
                      12/31/2008              10.752              5.711 3
                      12/31/2009              5.711              7.852 14
                      12/31/2010              7.852              9.307 13
                      12/31/2011              9.307              8.221 16
                      12/31/2012              8.221              10.468 14
                      12/31/2013              10.468              10.576 25
2.05%
                      12/31/2008              N/A              5.696 1
                      12/31/2009              5.696              7.824 1
                      12/31/2010              7.824              9.264 0
                      12/31/2011              9.264              8.174 0
                      12/31/2012              8.174              10.398 0
                      12/31/2013              10.398              10.495 0
2.10%
                      12/31/2007              N/A              10.725 0
                      12/31/2008              10.725              5.689 14
                      12/31/2009              5.689              7.809 29
                      12/31/2010              7.809              9.242 31
                      12/31/2011              9.242              8.151 30
                      12/31/2012              8.151              10.363 27
                      12/31/2013              10.363              10.455 24
2.15%
                      12/31/2008              N/A              5.681 0
                      12/31/2009              5.681              7.795 0
                      12/31/2010              7.795              9.221 0
                      12/31/2011              9.221              8.128 0
                      12/31/2012              8.128              10.329 0
                      12/31/2013              10.329              10.415 0
2.20%
                      12/31/2007              N/A              10.663 0
                      12/31/2008              10.663              5.650 1
                      12/31/2009              5.650              7.748 5
                      12/31/2010              7.748              9.161 5
                      12/31/2011              9.161              8.071 10
                      12/31/2012              8.071              10.252 8
                      12/31/2013              10.252              10.332 9
2.25%
                      12/31/2007              N/A              10.698 0
                      12/31/2008              10.698              5.666 9
                      12/31/2009              5.666              7.766 9
                      12/31/2010              7.766              9.177 11
                      12/31/2011              9.177              8.082 17
                      12/31/2012              8.082              10.260 13
                      12/31/2013              10.260              10.335 7

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2008              N/A              5.658 2
                      12/31/2009              5.658              7.752 3
                      12/31/2010              7.752              9.156 2
                      12/31/2011              9.156              8.059 2
                      12/31/2012              8.059              10.226 2
                      12/31/2013              10.226              10.295 1
2.35%
                      12/31/2007              N/A              10.680 0
                      12/31/2008              10.680              5.651 8
                      12/31/2009              5.651              7.738 9
                      12/31/2010              7.738              9.135 5
                      12/31/2011              9.135              8.036 5
                      12/31/2012              8.036              10.192 4
                      12/31/2013              10.192              10.256 3
2.40%
                      12/31/2007              N/A              10.671 0
                      12/31/2008              10.671              5.643 5
                      12/31/2009              5.643              7.723 9
                      12/31/2010              7.723              9.113 7
                      12/31/2011              9.113              8.013 7
                      12/31/2012              8.013              10.158 6
                      12/31/2013              10.158              10.216 6
2.45%
                      12/31/2008              N/A              5.635 2
                      12/31/2009              5.635              7.709 3
                      12/31/2010              7.709              9.092 3
                      12/31/2011              9.092              7.990 3
                      12/31/2012              7.990              10.124 4
                      12/31/2013              10.124              10.177 4
2.50%
                      12/31/2007              N/A              10.653 0
                      12/31/2008              10.653              5.628 1
                      12/31/2009              5.628              7.695 2
                      12/31/2010              7.695              9.071 4
                      12/31/2011              9.071              7.968 2
                      12/31/2012              7.968              10.090 1
                      12/31/2013              10.090              10.138 1
2.55%
                      12/31/2007              N/A              10.645 0
                      12/31/2008              10.645              5.620 1
                      12/31/2009              5.620              7.681 1
                      12/31/2010              7.681              9.049 1
                      12/31/2011              9.049              7.945 1
                      12/31/2012              7.945              10.056 1
                      12/31/2013              10.056              10.099 1
2.60%
                      12/31/2007              N/A              10.636 0
                      12/31/2008              10.636              5.613 11
                      12/31/2009              5.613              7.667 12
                      12/31/2010              7.667              9.028 14
                      12/31/2011              9.028              7.923 13
                      12/31/2012              7.923              10.023 13
                      12/31/2013              10.023              10.061 10

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

54

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2007              N/A              10.627 0
                      12/31/2008              10.627              5.605 0
                      12/31/2009              5.605              7.653 0
                      12/31/2010              7.653              9.007 1
                      12/31/2011              9.007              7.900 1
                      12/31/2012              7.900              9.989 0
                      12/31/2013              9.989              10.022 0
2.70%
                      12/31/2008              N/A              5.598 0
                      12/31/2009              5.598              7.639 3
                      12/31/2010              7.639              8.986 3
                      12/31/2011              8.986              7.878 3
                      12/31/2012              7.878              9.956 3
                      12/31/2013              9.956              9.984 3
2.75%
                      12/31/2007              N/A              10.609 0
                      12/31/2008              10.609              5.590 7
                      12/31/2009              5.590              7.625 11
                      12/31/2010              7.625              8.965 10
                      12/31/2011              8.965              7.856 10
                      12/31/2012              7.856              9.923 11
                      12/31/2013              9.923              9.945 12
2.80%
                      12/31/2007              N/A              10.600 0
                      12/31/2008              10.600              5.583 1
                      12/31/2009              5.583              7.611 3
                      12/31/2010              7.611              8.944 2
                      12/31/2011              8.944              7.833 1
                      12/31/2012              7.833              9.890 0
                      12/31/2013              9.890              9.907 1
2.85%
                      12/31/2008              N/A              5.575 0
                      12/31/2009              5.575              7.597 3
                      12/31/2010              7.597              8.923 3
                      12/31/2011              8.923              7.811 3
                      12/31/2012              7.811              9.857 0
                      12/31/2013              9.857              9.869 1
2.90%
                      12/31/2007              N/A              10.539 0
                      12/31/2008              10.539              5.545 8
                      12/31/2009              5.545              7.552 8
                      12/31/2010              7.552              8.866 7
                      12/31/2011              8.866              7.757 7
                      12/31/2012              7.757              9.783 6
                      12/31/2013              9.783              9.791 9
2.95%
                      12/31/2013              N/A              9.794 0
3.00%
                      12/31/2008              N/A              5.554 0
                      12/31/2009              5.554              7.555 0
                      12/31/2010              7.555              8.862 0
                      12/31/2011              8.862              7.746 0
                      12/31/2012              7.746              9.759 0
                      12/31/2013              9.759              9.757 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2007              N/A              10.512 0
                      12/31/2008              10.512              5.523 5
                      12/31/2009              5.523              7.510 4
                      12/31/2010              7.510              8.804 5
                      12/31/2011              8.804              7.691 5
                      12/31/2012              7.691              9.686 5
                      12/31/2013              9.686              9.679 6
3.10%
                      12/31/2013              N/A              9.682 2
3.15%
                      12/31/2008              N/A              5.531 0
                      12/31/2009              5.531              7.514 0
                      12/31/2010              7.514              8.800 0
                      12/31/2011              8.800              7.680 0
                      12/31/2012              7.680              9.662 0
                      12/31/2013              9.662              9.645 0
3.20%
                      12/31/2013              N/A              10.351 0
3.25%
                      12/31/2013              N/A              10.312 3
3.30%
                      12/31/2009              N/A              7.473 0
                      12/31/2010              7.473              8.738 0
                      12/31/2011              8.738              7.615 0
                      12/31/2012              7.615              9.566 0
                      12/31/2013              9.566              9.535 0
3.40%
                      12/31/2013              N/A              10.193 0
3.45%
                      12/31/2013              N/A              10.154 0
3.55%
                      12/31/2013              N/A              10.076 0
AZL Morgan Stanley Mid Cap Growth Fund
1.65%
                      12/31/2007              N/A              15.925 1
                      12/31/2008              15.925              8.064 3
                      12/31/2009              8.064              12.506 10
                      12/31/2010              12.506              16.299 16
                      12/31/2011              16.299              14.980 28
                      12/31/2012              14.980              15.965 37
                      12/31/2013              15.965              21.819 30
1.70%
                      12/31/2007              N/A              15.872 1
                      12/31/2008              15.872              8.033 3
                      12/31/2009              8.033              12.451 7
                      12/31/2010              12.451              16.220 11
                      12/31/2011              16.220              14.900 37
                      12/31/2012              14.900              15.872 80
                      12/31/2013              15.872              21.681 87
1.75%
                      12/31/2009              N/A              12.388 1
                      12/31/2010              12.388              16.129 6
                      12/31/2011              16.129              14.809 6
                      12/31/2012              14.809              15.767 5
                      12/31/2013              15.767              21.527 5

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

55

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
                      12/31/2008              N/A              7.971 12
                      12/31/2009              7.971              12.344 22
                      12/31/2010              12.344              16.064 48
                      12/31/2011              16.064              14.742 51
                      12/31/2012              14.742              15.688 53
                      12/31/2013              15.688              21.408 37
1.90%
                      12/31/2007              N/A              15.661 1
                      12/31/2008              15.661              7.910 7
                      12/31/2009              7.910              12.237 8
                      12/31/2010              12.237              15.909 22
                      12/31/2011              15.909              14.585 19
                      12/31/2012              14.585              15.506 41
                      12/31/2013              15.506              21.138 49
1.95%
                      12/31/2007              N/A              15.609 0
                      12/31/2008              15.609              7.880 0
                      12/31/2009              7.880              12.184 13
                      12/31/2010              12.184              15.832 32
                      12/31/2011              15.832              14.508 35
                      12/31/2012              14.508              15.415 60
                      12/31/2013              15.415              21.005 77
2.05%
                      12/31/2008              N/A              7.820 1
                      12/31/2009              7.820              12.079 1
                      12/31/2010              12.079              15.680 1
                      12/31/2011              15.680              14.354 1
                      12/31/2012              14.354              15.236 1
                      12/31/2013              15.236              20.740 1
2.10%
                      12/31/2007              N/A              15.454 0
                      12/31/2008              15.454              7.790 61
                      12/31/2009              7.790              12.027 89
                      12/31/2010              12.027              15.604 111
                      12/31/2011              15.604              14.277 107
                      12/31/2012              14.277              15.148 110
                      12/31/2013              15.148              20.609 88
2.15%
                      12/31/2008              N/A              7.760 0
                      12/31/2009              7.760              11.975 0
                      12/31/2010              11.975              15.529 0
                      12/31/2011              15.529              14.201 0
                      12/31/2012              14.201              15.059 0
                      12/31/2013              15.059              20.479 0
2.20%
                      12/31/2007              N/A              15.059 5
                      12/31/2008              15.059              7.583 7
                      12/31/2009              7.583              11.696 9
                      12/31/2010              11.696              15.160 8
                      12/31/2011              15.160              13.857 7
                      12/31/2012              13.857              14.687 8
                      12/31/2013              14.687              19.962 9

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2007              N/A              15.300 0
                      12/31/2008              15.300              7.701 5
                      12/31/2009              7.701              11.871 6
                      12/31/2010              11.871              15.379 11
                      12/31/2011              15.379              14.050 11
                      12/31/2012              14.050              14.884 12
                      12/31/2013              14.884              20.221 9
2.30%
                      12/31/2008              N/A              7.671 2
                      12/31/2009              7.671              11.820 4
                      12/31/2010              11.820              15.305 11
                      12/31/2011              15.305              13.976 10
                      12/31/2012              13.976              14.798 6
                      12/31/2013              14.798              20.093 6
2.35%
                      12/31/2007              N/A              15.198 0
                      12/31/2008              15.198              7.642 10
                      12/31/2009              7.642              11.769 14
                      12/31/2010              11.769              15.231 19
                      12/31/2011              15.231              13.901 21
                      12/31/2012              13.901              14.712 17
                      12/31/2013              14.712              19.966 11
2.40%
                      12/31/2007              N/A              15.147 0
                      12/31/2008              15.147              7.613 2
                      12/31/2009              7.613              11.718 6
                      12/31/2010              11.718              15.158 16
                      12/31/2011              15.158              13.827 10
                      12/31/2012              13.827              14.626 8
                      12/31/2013              14.626              19.840 6
2.45%
                      12/31/2008              N/A              7.583 3
                      12/31/2009              7.583              11.667 5
                      12/31/2010              11.667              15.084 11
                      12/31/2011              15.084              13.754 9
                      12/31/2012              13.754              14.541 15
                      12/31/2013              14.541              19.714 15
2.50%
                      12/31/2007              N/A              15.046 0
                      12/31/2008              15.046              7.554 5
                      12/31/2009              7.554              11.616 4
                      12/31/2010              11.616              15.012 12
                      12/31/2011              15.012              13.680 8
                      12/31/2012              13.680              14.456 9
                      12/31/2013              14.456              19.590 9
2.55%
                      12/31/2007              N/A              14.996 0
                      12/31/2008              14.996              7.525 0
                      12/31/2009              7.525              11.566 2
                      12/31/2010              11.566              14.939 2
                      12/31/2011              14.939              13.608 2
                      12/31/2012              13.608              14.372 2
                      12/31/2013              14.372              19.466 3

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

56

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              14.946 0
                      12/31/2008              14.946              7.497 16
                      12/31/2009              7.497              11.516 14
                      12/31/2010              11.516              14.867 22
                      12/31/2011              14.867              13.535 21
                      12/31/2012              13.535              14.288 21
                      12/31/2013              14.288              19.343 18
2.65%
                      12/31/2007              N/A              14.897 0
                      12/31/2008              14.897              7.468 0
                      12/31/2009              7.468              11.466 0
                      12/31/2010              11.466              14.795 10
                      12/31/2011              14.795              13.463 6
                      12/31/2012              13.463              14.205 5
                      12/31/2013              14.205              19.221 4
2.70%
                      12/31/2008              N/A              7.439 0
                      12/31/2009              7.439              11.416 0
                      12/31/2010              11.416              14.724 2
                      12/31/2011              14.724              13.391 3
                      12/31/2012              13.391              14.122 4
                      12/31/2013              14.122              19.099 3
2.75%
                      12/31/2007              N/A              14.797 0
                      12/31/2008              14.797              7.411 4
                      12/31/2009              7.411              11.367 7
                      12/31/2010              11.367              14.653 11
                      12/31/2011              14.653              13.320 10
                      12/31/2012              13.320              14.040 20
                      12/31/2013              14.040              18.978 15
2.80%
                      12/31/2007              N/A              14.748 0
                      12/31/2008              14.748              7.382 1
                      12/31/2009              7.382              11.318 1
                      12/31/2010              11.318              14.582 3
                      12/31/2011              14.582              13.249 3
                      12/31/2012              13.249              13.958 2
                      12/31/2013              13.958              18.858 2
2.85%
                      12/31/2008              N/A              7.354 0
                      12/31/2009              7.354              11.269 0
                      12/31/2010              11.269              14.512 2
                      12/31/2011              14.512              13.179 1
                      12/31/2012              13.179              13.877 1
                      12/31/2013              13.877              18.739 4
2.90%
                      12/31/2007              N/A              14.372 0
                      12/31/2008              14.372              7.187 0
                      12/31/2009              7.187              11.007 4
                      12/31/2010              11.007              14.167 6
                      12/31/2011              14.167              12.859 3
                      12/31/2012              12.859              13.534 3
                      12/31/2013              13.534              18.267 2
2.95%
                      12/31/2013              N/A              18.503 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              7.270 1
                      12/31/2009              7.270              11.123 4
                      12/31/2010              11.123              14.303 6
                      12/31/2011              14.303              12.969 3
                      12/31/2012              12.969              13.636 3
                      12/31/2013              13.636              18.386 4
3.05%
                      12/31/2007              N/A              14.228 0
                      12/31/2008              14.228              7.104 0
                      12/31/2009              7.104              10.864 4
                      12/31/2010              10.864              13.963 22
                      12/31/2011              13.963              12.655 15
                      12/31/2012              12.655              13.299 16
                      12/31/2013              13.299              17.923 4
3.10%
                      12/31/2013              N/A              18.154 5
3.15%
                      12/31/2008              N/A              7.187 0
                      12/31/2009              7.187              10.979 0
                      12/31/2010              10.979              14.096 1
                      12/31/2011              14.096              12.763 0
                      12/31/2012              12.763              13.399 0
                      12/31/2013              13.399              18.040 0
3.20%
                      12/31/2013              N/A              19.130 0
3.25%
                      12/31/2013              N/A              19.009 2
3.30%
                      12/31/2009              N/A              10.837 0
                      12/31/2010              10.837              13.893 0
                      12/31/2011              13.893              12.561 0
                      12/31/2012              12.561              13.166 0
                      12/31/2013              13.166              17.700 0
3.40%
                      12/31/2013              N/A              18.651 0
3.45%
                      12/31/2013              N/A              18.533 0
3.55%
                      12/31/2013              N/A              18.299 5
AZL MVP Balanced Index Strategy Fund
1.65%
                      12/31/2012              N/A              10.676 145
                      12/31/2013              10.676              11.821 158
1.70%
                      12/31/2012              N/A              10.671 108
                      12/31/2013              10.671              11.809 118
1.75%
                      12/31/2012              N/A              10.666 20
                      12/31/2013              10.666              11.797 8
1.90%
                      12/31/2012              N/A              10.650 62
                      12/31/2013              10.650              11.762 74
1.95%
                      12/31/2012              N/A              10.645 66
                      12/31/2013              10.645              11.751 64

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

57

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
                      12/31/2012              N/A              10.635 10
                      12/31/2013              10.635              11.728 10
2.20%
                      12/31/2012              N/A              10.619 0
                      12/31/2013              10.619              11.693 4
AZL MVP BlackRock Global Allocation Fund
1.65%
                      12/31/2012              N/A              10.501 344
                      12/31/2013              10.501              11.783 378
1.70%
                      12/31/2012              N/A              10.495 357
                      12/31/2013              10.495              11.771 555
1.75%
                      12/31/2012              N/A              10.490 7
                      12/31/2013              10.490              11.760 7
1.90%
                      12/31/2012              N/A              10.475 43
                      12/31/2013              10.475              11.725 133
1.95%
                      12/31/2012              N/A              10.470 248
                      12/31/2013              10.470              11.713 242
2.05%
                      12/31/2012              N/A              10.460 32
                      12/31/2013              10.460              11.690 36
2.20%
                      12/31/2012              N/A              10.444 36
                      12/31/2013              10.444              11.656 62
AZL MVP Franklin Templeton Founding Strategy Plus Fund
1.65%
                      12/31/2012              N/A              10.568 27
                      12/31/2013              10.568              12.244 30
1.70%
                      12/31/2012              N/A              10.565 28
                      12/31/2013              10.565              12.234 139
1.75%
                      12/31/2012              N/A              10.561 0
                      12/31/2013              10.561              12.224 0
1.90%
                      12/31/2012              N/A              10.550 11
                      12/31/2013              10.550              12.193 55
1.95%
                      12/31/2012              N/A              10.547 0
                      12/31/2013              10.547              12.183 32
2.05%
                      12/31/2012              N/A              10.539 4
                      12/31/2013              10.539              12.162 3
2.20%
                      12/31/2012              N/A              10.529 1
                      12/31/2013              10.529              12.132 14

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MVP Fusion Balanced Fund
1.65%
                      12/31/2007              N/A              12.041 21
                      12/31/2008              12.041              8.593 44
                      12/31/2009              8.593              10.710 15
                      12/31/2010              10.710              11.701 488
                      12/31/2011              11.701              11.406 661
                      12/31/2012              11.406              12.497 717
                      12/31/2013              12.497              13.700 812
1.70%
                      12/31/2007              N/A              12.025 0
                      12/31/2008              12.025              8.577 1
                      12/31/2009              8.577              10.685 47
                      12/31/2010              10.685              11.668 140
                      12/31/2011              11.668              11.368 166
                      12/31/2012              11.368              12.449 224
                      12/31/2013              12.449              13.641 477
1.75%
                      12/31/2009              N/A              10.660 0
                      12/31/2010              10.660              11.635 9
                      12/31/2011              11.635              11.330 9
                      12/31/2012              11.330              12.401 19
                      12/31/2013              12.401              13.582 27
1.80%
                      12/31/2008              N/A              8.546 38
                      12/31/2009              8.546              10.635 73
                      12/31/2010              10.635              11.602 139
                      12/31/2011              11.602              11.293 134
                      12/31/2012              11.293              12.354 110
                      12/31/2013              12.354              13.523 121
1.90%
                      12/31/2007              N/A              11.960 47
                      12/31/2008              11.960              8.514 95
                      12/31/2009              8.514              10.586 63
                      12/31/2010              10.586              11.536 308
                      12/31/2011              11.536              11.217 561
                      12/31/2012              11.217              12.259 613
                      12/31/2013              12.259              13.406 711
1.95%
                      12/31/2007              N/A              11.944 0
                      12/31/2008              11.944              8.499 0
                      12/31/2009              8.499              10.561 138
                      12/31/2010              10.561              11.503 248
                      12/31/2011              11.503              11.180 529
                      12/31/2012              11.180              12.212 586
                      12/31/2013              12.212              13.348 560
2.05%
                      12/31/2008              N/A              8.468 5
                      12/31/2009              8.468              10.512 32
                      12/31/2010              10.512              11.439 46
                      12/31/2011              11.439              11.106 48
                      12/31/2012              11.106              12.119 46
                      12/31/2013              12.119              13.233 56

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

58

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              11.897 0
                      12/31/2008              11.897              8.452 133
                      12/31/2009              8.452              10.487 252
                      12/31/2010              10.487              11.406 272
                      12/31/2011              11.406              11.069 272
                      12/31/2012              11.069              12.072 269
                      12/31/2013              12.072              13.176 236
2.15%
                      12/31/2008              N/A              8.437 0
                      12/31/2009              8.437              10.463 2
                      12/31/2010              10.463              11.374 2
                      12/31/2011              11.374              11.032 3
                      12/31/2012              11.032              12.026 3
                      12/31/2013              12.026              13.119 4
2.20%
                      12/31/2007              N/A              11.780 10
                      12/31/2008              11.780              8.361 13
                      12/31/2009              8.361              10.364 63
                      12/31/2010              10.364              11.261 76
                      12/31/2011              11.261              10.917 115
                      12/31/2012              10.917              11.895 112
                      12/31/2013              11.895              12.969 150
2.25%
                      12/31/2007              N/A              11.849 0
                      12/31/2008              11.849              8.405 6
                      12/31/2009              8.405              10.414 65
                      12/31/2010              10.414              11.309 73
                      12/31/2011              11.309              10.958 71
                      12/31/2012              10.958              11.934 70
                      12/31/2013              11.934              13.005 64
2.30%
                      12/31/2008              N/A              8.390 25
                      12/31/2009              8.390              10.389 65
                      12/31/2010              10.389              11.277 63
                      12/31/2011              11.277              10.922 59
                      12/31/2012              10.922              11.888 53
                      12/31/2013              11.888              12.949 53
2.35%
                      12/31/2007              N/A              11.817 0
                      12/31/2008              11.817              8.374 60
                      12/31/2009              8.374              10.365 182
                      12/31/2010              10.365              11.245 200
                      12/31/2011              11.245              10.886 226
                      12/31/2012              10.886              11.843 223
                      12/31/2013              11.843              12.893 157
2.40%
                      12/31/2007              N/A              11.802 0
                      12/31/2008              11.802              8.359 10
                      12/31/2009              8.359              10.341 16
                      12/31/2010              10.341              11.213 23
                      12/31/2011              11.213              10.849 15
                      12/31/2012              10.849              11.797 15
                      12/31/2013              11.797              12.837 15

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2008              N/A              8.344 11
                      12/31/2009              8.344              10.317 47
                      12/31/2010              10.317              11.181 76
                      12/31/2011              11.181              10.813 82
                      12/31/2012              10.813              11.752 42
                      12/31/2013              11.752              12.781 40
2.50%
                      12/31/2007              N/A              11.770 0
                      12/31/2008              11.770              8.328 10
                      12/31/2009              8.328              10.293 29
                      12/31/2010              10.293              11.150 62
                      12/31/2011              11.150              10.777 48
                      12/31/2012              10.777              11.707 87
                      12/31/2013              11.707              12.726 44
2.55%
                      12/31/2007              N/A              11.754 0
                      12/31/2008              11.754              8.313 1
                      12/31/2009              8.313              10.269 12
                      12/31/2010              10.269              11.118 12
                      12/31/2011              11.118              10.741 11
                      12/31/2012              10.741              11.662 11
                      12/31/2013              11.662              12.671 9
2.60%
                      12/31/2007              N/A              11.739 0
                      12/31/2008              11.739              8.298 24
                      12/31/2009              8.298              10.245 97
                      12/31/2010              10.245              11.087 98
                      12/31/2011              11.087              10.705 101
                      12/31/2012              10.705              11.617 104
                      12/31/2013              11.617              12.616 106
2.65%
                      12/31/2007              N/A              11.723 0
                      12/31/2008              11.723              8.283 5
                      12/31/2009              8.283              10.221 35
                      12/31/2010              10.221              11.055 28
                      12/31/2011              11.055              10.670 21
                      12/31/2012              10.670              11.573 20
                      12/31/2013              11.573              12.561 17
2.70%
                      12/31/2008              N/A              8.267 0
                      12/31/2009              8.267              10.197 0
                      12/31/2010              10.197              11.024 0
                      12/31/2011              11.024              10.634 0
                      12/31/2012              10.634              11.529 0
                      12/31/2013              11.529              12.507 0
2.75%
                      12/31/2007              N/A              11.692 0
                      12/31/2008              11.692              8.252 24
                      12/31/2009              8.252              10.173 32
                      12/31/2010              10.173              10.993 88
                      12/31/2011              10.993              10.599 84
                      12/31/2012              10.599              11.484 69
                      12/31/2013              11.484              12.453 56

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

59

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              11.676 0
                      12/31/2008              11.676              8.237 1
                      12/31/2009              8.237              10.149 26
                      12/31/2010              10.149              10.961 37
                      12/31/2011              10.961              10.563 25
                      12/31/2012              10.563              11.440 25
                      12/31/2013              11.440              12.399 33
2.85%
                      12/31/2008              N/A              8.222 6
                      12/31/2009              8.222              10.125 39
                      12/31/2010              10.125              10.930 41
                      12/31/2011              10.930              10.528 38
                      12/31/2012              10.528              11.397 33
                      12/31/2013              11.397              12.345 39
2.90%
                      12/31/2007              N/A              11.562 0
                      12/31/2008              11.562              8.149 23
                      12/31/2009              8.149              10.030 43
                      12/31/2010              10.030              10.822 34
                      12/31/2011              10.822              10.419 38
                      12/31/2012              10.419              11.272 33
                      12/31/2013              11.272              12.205 26
2.95%
                      12/31/2013              N/A              12.238 0
3.00%
                      12/31/2008              N/A              8.177 0
                      12/31/2009              8.177              10.056 0
                      12/31/2010              10.056              10.839 7
                      12/31/2011              10.839              10.424 3
                      12/31/2012              10.424              11.267 2
                      12/31/2013              11.267              12.186 2
3.05%
                      12/31/2007              N/A              11.516 0
                      12/31/2008              11.516              8.104 0
                      12/31/2009              8.104              9.960 0
                      12/31/2010              9.960              10.731 19
                      12/31/2011              10.731              10.315 11
                      12/31/2012              10.315              11.143 5
                      12/31/2013              11.143              12.047 12
3.10%
                      12/31/2013              N/A              12.080 4
3.15%
                      12/31/2008              N/A              8.132 0
                      12/31/2009              8.132              9.985 8
                      12/31/2010              9.985              10.747 10
                      12/31/2011              10.747              10.320 8
                      12/31/2012              10.320              11.138 8
                      12/31/2013              11.138              12.028 0
3.20%
                      12/31/2013              N/A              12.220 0
3.25%
                      12/31/2013              N/A              12.167 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
                      12/31/2009              N/A              9.916 0
                      12/31/2010              9.916              10.656 0
                      12/31/2011              10.656              10.218 0
                      12/31/2012              10.218              11.010 0
                      12/31/2013              11.010              11.873 0
3.40%
                      12/31/2013              N/A              12.009 1
3.45%
                      12/31/2013              N/A              11.957 0
3.55%
                      12/31/2013              N/A              11.854 0
AZL MVP Fusion Conservative Fund
1.65%
                      12/31/2009              N/A              10.149 1
                      12/31/2010              10.149              11.077 84
                      12/31/2011              11.077              10.967 147
                      12/31/2012              10.967              12.002 246
                      12/31/2013              12.002              12.745 326
1.70%
                      12/31/2009              N/A              10.148 0
                      12/31/2010              10.148              11.071 26
                      12/31/2011              11.071              10.955 59
                      12/31/2012              10.955              11.983 61
                      12/31/2013              11.983              12.719 100
1.75%
                      12/31/2009              N/A              10.147 0
                      12/31/2010              10.147              11.064 10
                      12/31/2011              11.064              10.943 21
                      12/31/2012              10.943              11.963 18
                      12/31/2013              11.963              12.692 17
1.80%
                      12/31/2009              N/A              10.146 0
                      12/31/2010              10.146              11.058 0
                      12/31/2011              11.058              10.931 0
                      12/31/2012              10.931              11.944 0
                      12/31/2013              11.944              12.665 0
1.90%
                      12/31/2009              N/A              10.144 5
                      12/31/2010              10.144              11.044 93
                      12/31/2011              11.044              10.907 127
                      12/31/2012              10.907              11.906 111
                      12/31/2013              11.906              12.612 105
1.95%
                      12/31/2009              N/A              10.143 0
                      12/31/2010              10.143              11.038 7
                      12/31/2011              11.038              10.895 56
                      12/31/2012              10.895              11.887 67
                      12/31/2013              11.887              12.586 96
2.05%
                      12/31/2009              N/A              10.141 0
                      12/31/2010              10.141              11.025 0
                      12/31/2011              11.025              10.871 3
                      12/31/2012              10.871              11.849 3
                      12/31/2013              11.849              12.533 2

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

60

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2009              N/A              10.140 0
                      12/31/2010              10.140              11.018 2
                      12/31/2011              11.018              10.859 0
                      12/31/2012              10.859              11.830 0
                      12/31/2013              11.830              12.507 0
2.15%
                      12/31/2009              N/A              10.139 0
                      12/31/2010              10.139              11.012 0
                      12/31/2011              11.012              10.847 0
                      12/31/2012              10.847              11.811 0
                      12/31/2013              11.811              12.481 0
2.20%
                      12/31/2009              N/A              10.138 0
                      12/31/2010              10.138              11.005 13
                      12/31/2011              11.005              10.835 9
                      12/31/2012              10.835              11.793 8
                      12/31/2013              11.793              12.455 6
2.25%
                      12/31/2009              N/A              10.137 0
                      12/31/2010              10.137              10.999 1
                      12/31/2011              10.999              10.824 1
                      12/31/2012              10.824              11.774 1
                      12/31/2013              11.774              12.429 1
2.30%
                      12/31/2009              N/A              10.136 0
                      12/31/2010              10.136              10.992 0
                      12/31/2011              10.992              10.812 0
                      12/31/2012              10.812              11.755 0
                      12/31/2013              11.755              12.403 0
2.35%
                      12/31/2009              N/A              10.135 0
                      12/31/2010              10.135              10.985 2
                      12/31/2011              10.985              10.800 2
                      12/31/2012              10.800              11.736 2
                      12/31/2013              11.736              12.377 0
2.40%
                      12/31/2009              N/A              10.134 0
                      12/31/2010              10.134              10.979 0
                      12/31/2011              10.979              10.788 0
                      12/31/2012              10.788              11.718 0
                      12/31/2013              11.718              12.351 0
2.45%
                      12/31/2009              N/A              10.133 0
                      12/31/2010              10.133              10.972 0
                      12/31/2011              10.972              10.776 0
                      12/31/2012              10.776              11.699 0
                      12/31/2013              11.699              12.325 0
2.50%
                      12/31/2009              N/A              10.132 0
                      12/31/2010              10.132              10.966 0
                      12/31/2011              10.966              10.764 6
                      12/31/2012              10.764              11.680 0
                      12/31/2013              11.680              12.299 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
                      12/31/2009              N/A              10.131 0
                      12/31/2010              10.131              10.959 0
                      12/31/2011              10.959              10.753 0
                      12/31/2012              10.753              11.661 0
                      12/31/2013              11.661              12.273 2
2.60%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.953 9
                      12/31/2011              10.953              10.741 28
                      12/31/2012              10.741              11.643 28
                      12/31/2013              11.643              12.247 27
2.65%
                      12/31/2009              N/A              10.130 0
                      12/31/2010              10.130              10.946 0
                      12/31/2011              10.946              10.729 0
                      12/31/2012              10.729              11.624 0
                      12/31/2013              11.624              12.222 0
2.70%
                      12/31/2009              N/A              10.129 0
                      12/31/2010              10.129              10.940 0
                      12/31/2011              10.940              10.717 0
                      12/31/2012              10.717              11.606 0
                      12/31/2013              11.606              12.196 0
2.75%
                      12/31/2009              N/A              10.128 0
                      12/31/2010              10.128              10.933 0
                      12/31/2011              10.933              10.706 0
                      12/31/2012              10.706              11.587 0
                      12/31/2013              11.587              12.171 0
2.80%
                      12/31/2009              N/A              10.127 0
                      12/31/2010              10.127              10.927 0
                      12/31/2011              10.927              10.694 0
                      12/31/2012              10.694              11.569 0
                      12/31/2013              11.569              12.145 0
2.85%
                      12/31/2009              N/A              10.126 0
                      12/31/2010              10.126              10.920 0
                      12/31/2011              10.920              10.682 0
                      12/31/2012              10.682              11.550 0
                      12/31/2013              11.550              12.120 0
2.90%
                      12/31/2009              N/A              10.125 4
                      12/31/2010              10.125              10.914 5
                      12/31/2011              10.914              10.671 0
                      12/31/2012              10.671              11.532 0
                      12/31/2013              11.532              12.094 0
2.95%
                      12/31/2013              N/A              12.069 0
3.00%
                      12/31/2009              N/A              10.123 0
                      12/31/2010              10.123              10.901 0
                      12/31/2011              10.901              10.647 0
                      12/31/2012              10.647              11.495 0
                      12/31/2013              11.495              12.044 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

61

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2009              N/A              10.122 0
                      12/31/2010              10.122              10.894 0
                      12/31/2011              10.894              10.636 0
                      12/31/2012              10.636              11.477 0
                      12/31/2013              11.477              12.018 0
3.10%
                      12/31/2013              N/A              11.993 0
3.15%
                      12/31/2009              N/A              10.120 0
                      12/31/2010              10.120              10.881 0
                      12/31/2011              10.881              10.612 0
                      12/31/2012              10.612              11.440 0
                      12/31/2013              11.440              11.968 0
3.20%
                      12/31/2013              N/A              11.937 0
3.25%
                      12/31/2013              N/A              11.912 0
3.30%
                      12/31/2009              N/A              10.117 0
                      12/31/2010              10.117              10.862 0
                      12/31/2011              10.862              10.578 0
                      12/31/2012              10.578              11.385 0
                      12/31/2013              11.385              11.893 0
3.40%
                      12/31/2013              N/A              11.837 0
3.45%
                      12/31/2013              N/A              11.812 0
3.55%
                      12/31/2013              N/A              11.762 0
AZL MVP Fusion Growth Fund
1.65%
                      12/31/2007              N/A              12.728 6
                      12/31/2008              12.728              7.644 78
                      12/31/2009              7.644              9.940 62
                      12/31/2010              9.940              11.039 16
                      12/31/2011              11.039              10.378 26
                      12/31/2012              10.378              11.563 28
                      12/31/2013              11.563              13.547 20
1.70%
                      12/31/2007              N/A              12.711 3
                      12/31/2008              12.711              7.630 25
                      12/31/2009              7.630              9.917 61
                      12/31/2010              9.917              11.008 41
                      12/31/2011              11.008              10.343 84
                      12/31/2012              10.343              11.519 131
                      12/31/2013              11.519              13.488 155
1.75%
                      12/31/2009              N/A              9.894 0
                      12/31/2010              9.894              10.977 0
                      12/31/2011              10.977              10.309 2
                      12/31/2012              10.309              11.475 2
                      12/31/2013              11.475              13.430 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
                      12/31/2008              N/A              7.602 17
                      12/31/2009              7.602              9.871 36
                      12/31/2010              9.871              10.946 35
                      12/31/2011              10.946              10.275 34
                      12/31/2012              10.275              11.431 33
                      12/31/2013              11.431              13.372 28
1.90%
                      12/31/2007              N/A              12.643 17
                      12/31/2008              12.643              7.574 29
                      12/31/2009              7.574              9.825 11
                      12/31/2010              9.825              10.884 15
                      12/31/2011              10.884              10.206 8
                      12/31/2012              10.206              11.343 9
                      12/31/2013              11.343              13.256 11
1.95%
                      12/31/2007              N/A              12.626 8
                      12/31/2008              12.626              7.560 75
                      12/31/2009              7.560              9.802 104
                      12/31/2010              9.802              10.853 50
                      12/31/2011              10.853              10.172 54
                      12/31/2012              10.172              11.300 42
                      12/31/2013              11.300              13.199 36
2.05%
                      12/31/2008              N/A              7.533 1
                      12/31/2009              7.533              9.756 3
                      12/31/2010              9.756              10.792 3
                      12/31/2011              10.792              10.105 2
                      12/31/2012              10.105              11.214 2
                      12/31/2013              11.214              13.085 2
2.10%
                      12/31/2007              N/A              12.575 0
                      12/31/2008              12.575              7.519 71
                      12/31/2009              7.519              9.733 100
                      12/31/2010              9.733              10.761 138
                      12/31/2011              10.761              10.071 128
                      12/31/2012              10.071              11.171 129
                      12/31/2013              11.171              13.028 113
2.15%
                      12/31/2008              N/A              7.505 0
                      12/31/2009              7.505              9.711 0
                      12/31/2010              9.711              10.731 0
                      12/31/2011              10.731              10.038 0
                      12/31/2012              10.038              11.128 0
                      12/31/2013              11.128              12.972 0
2.20%
                      12/31/2007              N/A              12.453 45
                      12/31/2008              12.453              7.438 52
                      12/31/2009              7.438              9.619 27
                      12/31/2010              9.619              10.624 20
                      12/31/2011              10.624              9.933 4
                      12/31/2012              9.933              11.006 5
                      12/31/2013              11.006              12.823 2

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

62

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2007              N/A              12.525 0
                      12/31/2008              12.525              7.477 11
                      12/31/2009              7.477              9.665 16
                      12/31/2010              9.665              10.669 11
                      12/31/2011              10.669              9.971 9
                      12/31/2012              9.971              11.043 9
                      12/31/2013              11.043              12.859 7
2.30%
                      12/31/2008              N/A              7.464 1
                      12/31/2009              7.464              9.642 1
                      12/31/2010              9.642              10.639 1
                      12/31/2011              10.639              9.937 1
                      12/31/2012              9.937              11.000 1
                      12/31/2013              11.000              12.804 1
2.35%
                      12/31/2007              N/A              12.492 0
                      12/31/2008              12.492              7.450 57
                      12/31/2009              7.450              9.620 83
                      12/31/2010              9.620              10.609 128
                      12/31/2011              10.609              9.904 124
                      12/31/2012              9.904              10.958 121
                      12/31/2013              10.958              12.748 150
2.40%
                      12/31/2007              N/A              12.475 0
                      12/31/2008              12.475              7.436 56
                      12/31/2009              7.436              9.597 62
                      12/31/2010              9.597              10.579 70
                      12/31/2011              10.579              9.871 70
                      12/31/2012              9.871              10.916 63
                      12/31/2013              10.916              12.693 53
2.45%
                      12/31/2008              N/A              7.423 45
                      12/31/2009              7.423              9.575 61
                      12/31/2010              9.575              10.549 59
                      12/31/2011              10.549              9.838 58
                      12/31/2012              9.838              10.874 57
                      12/31/2013              10.874              12.638 56
2.50%
                      12/31/2007              N/A              12.442 0
                      12/31/2008              12.442              7.409 22
                      12/31/2009              7.409              9.553 34
                      12/31/2010              9.553              10.519 33
                      12/31/2011              10.519              9.806 102
                      12/31/2012              9.806              10.833 40
                      12/31/2013              10.833              12.583 75
2.55%
                      12/31/2007              N/A              12.425 0
                      12/31/2008              12.425              7.395 18
                      12/31/2009              7.395              9.530 24
                      12/31/2010              9.530              10.489 25
                      12/31/2011              10.489              9.773 25
                      12/31/2012              9.773              10.791 25
                      12/31/2013              10.791              12.529 26

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              12.408 0
                      12/31/2008              12.408              7.382 15
                      12/31/2009              7.382              9.508 46
                      12/31/2010              9.508              10.459 49
                      12/31/2011              10.459              9.740 50
                      12/31/2012              9.740              10.750 50
                      12/31/2013              10.750              12.475 63
2.65%
                      12/31/2007              N/A              12.392 0
                      12/31/2008              12.392              7.368 17
                      12/31/2009              7.368              9.486 14
                      12/31/2010              9.486              10.430 26
                      12/31/2011              10.430              9.708 26
                      12/31/2012              9.708              10.709 24
                      12/31/2013              10.709              12.421 24
2.70%
                      12/31/2008              N/A              7.355 0
                      12/31/2009              7.355              9.464 19
                      12/31/2010              9.464              10.400 31
                      12/31/2011              10.400              9.676 41
                      12/31/2012              9.676              10.667 50
                      12/31/2013              10.667              12.367 35
2.75%
                      12/31/2007              N/A              12.359 0
                      12/31/2008              12.359              7.341 9
                      12/31/2009              7.341              9.442 26
                      12/31/2010              9.442              10.371 25
                      12/31/2011              10.371              9.643 24
                      12/31/2012              9.643              10.627 23
                      12/31/2013              10.627              12.313 22
2.80%
                      12/31/2007              N/A              12.342 0
                      12/31/2008              12.342              7.328 12
                      12/31/2009              7.328              9.420 14
                      12/31/2010              9.420              10.341 54
                      12/31/2011              10.341              9.611 49
                      12/31/2012              9.611              10.586 44
                      12/31/2013              10.586              12.260 39
2.85%
                      12/31/2008              N/A              7.314 0
                      12/31/2009              7.314              9.398 1
                      12/31/2010              9.398              10.312 1
                      12/31/2011              10.312              9.579 1
                      12/31/2012              9.579              10.545 0
                      12/31/2013              10.545              12.207 1
2.90%
                      12/31/2007              N/A              12.222 0
                      12/31/2008              12.222              7.249 62
                      12/31/2009              7.249              9.309 68
                      12/31/2010              9.309              10.210 21
                      12/31/2011              10.210              9.480 17
                      12/31/2012              9.480              10.430 12
                      12/31/2013              10.430              12.068 15

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

63

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
                      12/31/2013              N/A              12.101 0
3.00%
                      12/31/2008              N/A              7.275 17
                      12/31/2009              7.275              9.333 17
                      12/31/2010              9.333              10.226 20
                      12/31/2011              10.226              9.485 20
                      12/31/2012              9.485              10.425 19
                      12/31/2013              10.425              12.050 18
3.05%
                      12/31/2007              N/A              12.173 0
                      12/31/2008              12.173              7.209 6
                      12/31/2009              7.209              9.244 17
                      12/31/2010              9.244              10.124 13
                      12/31/2011              10.124              9.385 16
                      12/31/2012              9.385              10.311 5
                      12/31/2013              10.311              11.912 9
3.10%
                      12/31/2013              N/A              11.945 17
3.15%
                      12/31/2008              N/A              7.235 0
                      12/31/2009              7.235              9.268 0
                      12/31/2010              9.268              10.139 0
                      12/31/2011              10.139              9.390 0
                      12/31/2012              9.390              10.306 0
                      12/31/2013              10.306              11.893 0
3.20%
                      12/31/2013              N/A              12.324 0
3.25%
                      12/31/2013              N/A              12.270 4
3.30%
                      12/31/2009              N/A              9.203 0
                      12/31/2010              9.203              10.053 0
                      12/31/2011              10.053              9.297 0
                      12/31/2012              9.297              10.188 0
                      12/31/2013              10.188              11.740 0
3.40%
                      12/31/2013              N/A              12.111 0
3.45%
                      12/31/2013              N/A              12.059 0
3.55%
                      12/31/2013              N/A              11.954 0
AZL MVP Fusion Moderate Fund
1.65%
                      12/31/2007              N/A              12.313 37
                      12/31/2008              12.313              8.144 52
                      12/31/2009              8.144              10.368 123
                      12/31/2010              10.368              11.396 1451
                      12/31/2011              11.396              10.892 2052
                      12/31/2012              10.892              12.055 2103
                      12/31/2013              12.055              13.657 2203

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              12.297 0
                      12/31/2008              12.297              8.129 4
                      12/31/2009              8.129              10.344 125
                      12/31/2010              10.344              11.364 509
                      12/31/2011              11.364              10.855 967
                      12/31/2012              10.855              12.009 1076
                      12/31/2013              12.009              13.597 1690
1.75%
                      12/31/2009              N/A              10.320 0
                      12/31/2010              10.320              11.331 33
                      12/31/2011              11.331              10.819 55
                      12/31/2012              10.819              11.963 51
                      12/31/2013              11.963              13.539 104
1.80%
                      12/31/2008              N/A              8.100 6
                      12/31/2009              8.100              10.296 9
                      12/31/2010              10.296              11.300 9
                      12/31/2011              11.300              10.783 8
                      12/31/2012              10.783              11.917 8
                      12/31/2013              11.917              13.480 7
1.90%
                      12/31/2007              N/A              12.231 27
                      12/31/2008              12.231              8.070 40
                      12/31/2009              8.070              10.247 54
                      12/31/2010              10.247              11.235 536
                      12/31/2011              11.235              10.711 906
                      12/31/2012              10.711              11.826 940
                      12/31/2013              11.826              13.363 1298
1.95%
                      12/31/2007              N/A              12.215 0
                      12/31/2008              12.215              8.055 3
                      12/31/2009              8.055              10.223 245
                      12/31/2010              10.223              11.203 421
                      12/31/2011              11.203              10.676 678
                      12/31/2012              10.676              11.780 752
                      12/31/2013              11.780              13.306 992
2.05%
                      12/31/2008              N/A              8.026 3
                      12/31/2009              8.026              10.176 34
                      12/31/2010              10.176              11.140 39
                      12/31/2011              11.140              10.605 31
                      12/31/2012              10.605              11.691 29
                      12/31/2013              11.691              13.191 27
2.10%
                      12/31/2007              N/A              12.166 0
                      12/31/2008              12.166              8.011 65
                      12/31/2009              8.011              10.152 132
                      12/31/2010              10.152              11.108 160
                      12/31/2011              11.108              10.569 165
                      12/31/2012              10.569              11.645 154
                      12/31/2013              11.645              13.133 141

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

64

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
                      12/31/2008              N/A              7.996 0
                      12/31/2009              7.996              10.129 0
                      12/31/2010              10.129              11.077 0
                      12/31/2011              11.077              10.535 0
                      12/31/2012              10.535              11.601 0
                      12/31/2013              11.601              13.077 0
2.20%
                      12/31/2007              N/A              12.047 11
                      12/31/2008              12.047              7.924 60
                      12/31/2009              7.924              10.033 156
                      12/31/2010              10.033              10.967 222
                      12/31/2011              10.967              10.424 220
                      12/31/2012              10.424              11.474 236
                      12/31/2013              11.474              12.927 347
2.25%
                      12/31/2007              N/A              12.117 0
                      12/31/2008              12.117              7.966 38
                      12/31/2009              7.966              10.081 80
                      12/31/2010              10.081              11.014 96
                      12/31/2011              11.014              10.464 104
                      12/31/2012              10.464              11.512 106
                      12/31/2013              11.512              12.963 99
2.30%
                      12/31/2008              N/A              7.952 2
                      12/31/2009              7.952              10.057 7
                      12/31/2010              10.057              10.983 16
                      12/31/2011              10.983              10.429 5
                      12/31/2012              10.429              11.468 5
                      12/31/2013              11.468              12.907 5
2.35%
                      12/31/2007              N/A              12.085 0
                      12/31/2008              12.085              7.937 158
                      12/31/2009              7.937              10.034 291
                      12/31/2010              10.034              10.952 328
                      12/31/2011              10.952              10.394 233
                      12/31/2012              10.394              11.424 204
                      12/31/2013              11.424              12.851 171
2.40%
                      12/31/2007              N/A              12.069 0
                      12/31/2008              12.069              7.923 16
                      12/31/2009              7.923              10.011 34
                      12/31/2010              10.011              10.921 59
                      12/31/2011              10.921              10.360 36
                      12/31/2012              10.360              11.380 35
                      12/31/2013              11.380              12.796 33
2.45%
                      12/31/2008              N/A              7.908 20
                      12/31/2009              7.908              9.987 26
                      12/31/2010              9.987              10.890 31
                      12/31/2011              10.890              10.325 34
                      12/31/2012              10.325              11.337 32
                      12/31/2013              11.337              12.740 10

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              12.037 0
                      12/31/2008              12.037              7.894 35
                      12/31/2009              7.894              9.964 179
                      12/31/2010              9.964              10.859 183
                      12/31/2011              10.859              10.291 82
                      12/31/2012              10.291              11.293 80
                      12/31/2013              11.293              12.685 63
2.55%
                      12/31/2007              N/A              12.020 0
                      12/31/2008              12.020              7.879 0
                      12/31/2009              7.879              9.941 0
                      12/31/2010              9.941              10.828 1
                      12/31/2011              10.828              10.257 0
                      12/31/2012              10.257              11.250 0
                      12/31/2013              11.250              12.630 0
2.60%
                      12/31/2007              N/A              12.004 0
                      12/31/2008              12.004              7.865 28
                      12/31/2009              7.865              9.917 146
                      12/31/2010              9.917              10.798 138
                      12/31/2011              10.798              10.222 135
                      12/31/2012              10.222              11.207 125
                      12/31/2013              11.207              12.576 126
2.65%
                      12/31/2007              N/A              11.988 0
                      12/31/2008              11.988              7.850 11
                      12/31/2009              7.850              9.894 53
                      12/31/2010              9.894              10.767 69
                      12/31/2011              10.767              10.188 59
                      12/31/2012              10.188              11.164 58
                      12/31/2013              11.164              12.521 46
2.70%
                      12/31/2008              N/A              7.836 3
                      12/31/2009              7.836              9.871 8
                      12/31/2010              9.871              10.736 17
                      12/31/2011              10.736              10.154 18
                      12/31/2012              10.154              11.121 16
                      12/31/2013              11.121              12.467 14
2.75%
                      12/31/2007              N/A              11.956 0
                      12/31/2008              11.956              7.821 0
                      12/31/2009              7.821              9.848 44
                      12/31/2010              9.848              10.706 56
                      12/31/2011              10.706              10.121 54
                      12/31/2012              10.121              11.078 41
                      12/31/2013              11.078              12.413 60
2.80%
                      12/31/2007              N/A              11.940 0
                      12/31/2008              11.940              7.807 0
                      12/31/2009              7.807              9.825 2
                      12/31/2010              9.825              10.676 3
                      12/31/2011              10.676              10.087 17
                      12/31/2012              10.087              11.036 16
                      12/31/2013              11.036              12.359 15

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

65

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
                      12/31/2008              N/A              7.793 0
                      12/31/2009              7.793              9.802 35
                      12/31/2010              9.802              10.645 38
                      12/31/2011              10.645              10.053 33
                      12/31/2012              10.053              10.994 24
                      12/31/2013              10.994              12.306 47
2.90%
                      12/31/2007              N/A              11.824 0
                      12/31/2008              11.824              7.723 86
                      12/31/2009              7.723              9.710 154
                      12/31/2010              9.710              10.540 141
                      12/31/2011              10.540              9.949 134
                      12/31/2012              9.949              10.874 130
                      12/31/2013              10.874              12.165 73
2.95%
                      12/31/2013              N/A              12.199 9
3.00%
                      12/31/2008              N/A              7.750 0
                      12/31/2009              7.750              9.734 8
                      12/31/2010              9.734              10.556 20
                      12/31/2011              10.556              9.954 12
                      12/31/2012              9.954              10.869 12
                      12/31/2013              10.869              12.147 27
3.05%
                      12/31/2007              N/A              11.777 0
                      12/31/2008              11.777              7.681 0
                      12/31/2009              7.681              9.642 1
                      12/31/2010              9.642              10.451 30
                      12/31/2011              10.451              9.850 10
                      12/31/2012              9.850              10.749 10
                      12/31/2013              10.749              12.008 10
3.10%
                      12/31/2013              N/A              12.042 1
3.15%
                      12/31/2008              N/A              7.708 0
                      12/31/2009              7.708              9.666 7
                      12/31/2010              9.666              10.467 10
                      12/31/2011              10.467              9.855 7
                      12/31/2012              9.855              10.744 7
                      12/31/2013              10.744              11.990 7
3.20%
                      12/31/2013              N/A              12.296 0
3.25%
                      12/31/2013              N/A              12.243 0
3.30%
                      12/31/2009              N/A              9.599 2
                      12/31/2010              9.599              10.378 2
                      12/31/2011              10.378              9.757 2
                      12/31/2012              9.757              10.621 2
                      12/31/2013              10.621              11.835 17
3.40%
                      12/31/2013              N/A              12.085 53
3.45%
                      12/31/2013              N/A              12.032 0
3.55%
                      12/31/2013              N/A              11.928 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MVP Growth Index Strategy Fund
1.65%
                      12/31/2012              N/A              10.921 444
                      12/31/2013              10.921              12.981 472
1.70%
                      12/31/2012              N/A              10.915 587
                      12/31/2013              10.915              12.969 884
1.75%
                      12/31/2012              N/A              10.910 17
                      12/31/2013              10.910              12.956 16
1.90%
                      12/31/2012              N/A              10.894 162
                      12/31/2013              10.894              12.918 300
1.95%
                      12/31/2012              N/A              10.889 363
                      12/31/2013              10.889              12.905 364
2.05%
                      12/31/2012              N/A              10.878 38
                      12/31/2013              10.878              12.879 42
2.20%
                      12/31/2012              N/A              10.862 5
                      12/31/2013              10.862              12.841 142
AZL MVP Invesco Equity and Income Fund
1.65%
                      12/31/2012              N/A              10.715 65
                      12/31/2013              10.715              13.056 77
1.70%
                      12/31/2012              N/A              10.710 194
                      12/31/2013              10.710              13.044 294
1.75%
                      12/31/2012              N/A              10.704 1
                      12/31/2013              10.704              13.031 1
1.90%
                      12/31/2012              N/A              10.689 12
                      12/31/2013              10.689              12.992 97
1.95%
                      12/31/2012              N/A              10.683 98
                      12/31/2013              10.683              12.979 141
2.05%
                      12/31/2012              N/A              10.673 0
                      12/31/2013              10.673              12.954 0
2.20%
                      12/31/2012              N/A              10.657 1
                      12/31/2013              10.657              12.915 3
AZL Oppenheimer Discovery Fund
1.65%
                      12/31/2007              N/A              12.687 0
                      12/31/2008              12.687              7.069 1
                      12/31/2009              7.069              9.137 2
                      12/31/2010              9.137              11.579 2
                      12/31/2011              11.579              10.775 8
                      12/31/2012              10.775              12.361 10
                      12/31/2013              12.361              17.693 9

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

66

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              12.670 0
                      12/31/2008              12.670              7.056 0
                      12/31/2009              7.056              9.116 0
                      12/31/2010              9.116              11.546 3
                      12/31/2011              11.546              10.739 5
                      12/31/2012              10.739              12.313 32
                      12/31/2013              12.313              17.616 30
1.75%
                      12/31/2009              N/A              9.094 0
                      12/31/2010              9.094              11.513 0
                      12/31/2011              11.513              10.704 0
                      12/31/2012              10.704              12.266 0
                      12/31/2013              12.266              17.540 0
1.80%
                      12/31/2008              N/A              7.031 10
                      12/31/2009              7.031              9.073 12
                      12/31/2010              9.073              11.481 11
                      12/31/2011              11.481              10.668 9
                      12/31/2012              10.668              12.219 7
                      12/31/2013              12.219              17.464 8
1.90%
                      12/31/2007              N/A              12.602 0
                      12/31/2008              12.602              7.005 0
                      12/31/2009              7.005              9.031 0
                      12/31/2010              9.031              11.415 5
                      12/31/2011              11.415              10.597 7
                      12/31/2012              10.597              12.125 41
                      12/31/2013              12.125              17.313 64
1.95%
                      12/31/2007              N/A              12.585 0
                      12/31/2008              12.585              6.992 1
                      12/31/2009              6.992              9.010 8
                      12/31/2010              9.010              11.383 13
                      12/31/2011              11.383              10.562 17
                      12/31/2012              10.562              12.079 19
                      12/31/2013              12.079              17.238 24
2.05%
                      12/31/2008              N/A              6.966 6
                      12/31/2009              6.966              8.968 1
                      12/31/2010              8.968              11.319 1
                      12/31/2011              11.319              10.492 1
                      12/31/2012              10.492              11.987 0
                      12/31/2013              11.987              17.090 0
2.10%
                      12/31/2007              N/A              12.535 0
                      12/31/2008              12.535              6.953 2
                      12/31/2009              6.953              8.947 30
                      12/31/2010              8.947              11.286 30
                      12/31/2011              11.286              10.456 26
                      12/31/2012              10.456              11.941 25
                      12/31/2013              11.941              17.015 32

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
                      12/31/2008              N/A              6.941 0
                      12/31/2009              6.941              8.926 0
                      12/31/2010              8.926              11.255 0
                      12/31/2011              11.255              10.422 0
                      12/31/2012              10.422              11.895 0
                      12/31/2013              11.895              16.942 0
2.20%
                      12/31/2007              N/A              12.413 0
                      12/31/2008              12.413              6.878 1
                      12/31/2009              6.878              8.841 1
                      12/31/2010              8.841              11.143 0
                      12/31/2011              11.143              10.313 1
                      12/31/2012              10.313              11.765 1
                      12/31/2013              11.765              16.748 8
2.25%
                      12/31/2007              N/A              12.485 0
                      12/31/2008              12.485              6.915 4
                      12/31/2009              6.915              8.884 3
                      12/31/2010              8.884              11.191 3
                      12/31/2011              11.191              10.352 2
                      12/31/2012              10.352              11.804 2
                      12/31/2013              11.804              16.795 2
2.30%
                      12/31/2008              N/A              6.902 3
                      12/31/2009              6.902              8.863 3
                      12/31/2010              8.863              11.159 2
                      12/31/2011              11.159              10.318 2
                      12/31/2012              10.318              11.759 1
                      12/31/2013              11.759              16.722 1
2.35%
                      12/31/2007              N/A              12.452 0
                      12/31/2008              12.452              6.890 5
                      12/31/2009              6.890              8.843 8
                      12/31/2010              8.843              11.127 5
                      12/31/2011              11.127              10.283 5
                      12/31/2012              10.283              11.714 3
                      12/31/2013              11.714              16.650 3
2.40%
                      12/31/2007              N/A              12.435 0
                      12/31/2008              12.435              6.877 1
                      12/31/2009              6.877              8.822 2
                      12/31/2010              8.822              11.096 2
                      12/31/2011              11.096              10.249 1
                      12/31/2012              10.249              11.669 1
                      12/31/2013              11.669              16.578 1
2.45%
                      12/31/2008              N/A              6.864 1
                      12/31/2009              6.864              8.801 10
                      12/31/2010              8.801              11.064 8
                      12/31/2011              11.064              10.215 7
                      12/31/2012              10.215              11.624 6
                      12/31/2013              11.624              16.506 11

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

67

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              12.402 0
                      12/31/2008              12.402              6.852 1
                      12/31/2009              6.852              8.781 3
                      12/31/2010              8.781              11.033 1
                      12/31/2011              11.033              10.181 1
                      12/31/2012              10.181              11.579 1
                      12/31/2013              11.579              16.434 2
2.55%
                      12/31/2007              N/A              12.385 0
                      12/31/2008              12.385              6.839 0
                      12/31/2009              6.839              8.760 1
                      12/31/2010              8.760              11.002 1
                      12/31/2011              11.002              10.147 1
                      12/31/2012              10.147              11.535 1
                      12/31/2013              11.535              16.363 1
2.60%
                      12/31/2007              N/A              12.369 0
                      12/31/2008              12.369              6.827 5
                      12/31/2009              6.827              8.740 5
                      12/31/2010              8.740              10.971 4
                      12/31/2011              10.971              10.113 4
                      12/31/2012              10.113              11.491 8
                      12/31/2013              11.491              16.292 15
2.65%
                      12/31/2007              N/A              12.352 0
                      12/31/2008              12.352              6.814 0
                      12/31/2009              6.814              8.719 0
                      12/31/2010              8.719              10.940 0
                      12/31/2011              10.940              10.080 0
                      12/31/2012              10.080              11.447 0
                      12/31/2013              11.447              16.222 1
2.70%
                      12/31/2008              N/A              6.801 0
                      12/31/2009              6.801              8.699 2
                      12/31/2010              8.699              10.908 1
                      12/31/2011              10.908              10.046 1
                      12/31/2012              10.046              11.403 1
                      12/31/2013              11.403              16.151 1
2.75%
                      12/31/2007              N/A              12.319 0
                      12/31/2008              12.319              6.789 1
                      12/31/2009              6.789              8.679 2
                      12/31/2010              8.679              10.878 1
                      12/31/2011              10.878              10.012 1
                      12/31/2012              10.012              11.359 1
                      12/31/2013              11.359              16.082 6
2.80%
                      12/31/2007              N/A              12.303 0
                      12/31/2008              12.303              6.777 1
                      12/31/2009              6.777              8.658 2
                      12/31/2010              8.658              10.847 1
                      12/31/2011              10.847              9.979 2
                      12/31/2012              9.979              11.316 0
                      12/31/2013              11.316              16.012 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
                      12/31/2008              N/A              6.764 0
                      12/31/2009              6.764              8.638 1
                      12/31/2010              8.638              10.816 1
                      12/31/2011              10.816              9.946 1
                      12/31/2012              9.946              11.272 0
                      12/31/2013              11.272              15.943 3
2.90%
                      12/31/2007              N/A              12.183 0
                      12/31/2008              12.183              6.704 0
                      12/31/2009              6.704              8.557 0
                      12/31/2010              8.557              10.709 0
                      12/31/2011              10.709              9.842 0
                      12/31/2012              9.842              11.149 0
                      12/31/2013              11.149              15.761 0
2.95%
                      12/31/2013              N/A              15.805 0
3.00%
                      12/31/2008              N/A              6.727 0
                      12/31/2009              6.727              8.579 0
                      12/31/2010              8.579              10.725 1
                      12/31/2011              10.725              9.848 1
                      12/31/2012              9.848              11.144 1
                      12/31/2013              11.144              15.738 1
3.05%
                      12/31/2007              N/A              12.134 0
                      12/31/2008              12.134              6.667 0
                      12/31/2009              6.667              8.497 0
                      12/31/2010              8.497              10.618 0
                      12/31/2011              10.618              9.744 0
                      12/31/2012              9.744              11.022 0
                      12/31/2013              11.022              15.557 1
3.10%
                      12/31/2013              N/A              15.601 3
3.15%
                      12/31/2008              N/A              6.691 0
                      12/31/2009              6.691              8.519 0
                      12/31/2010              8.519              10.634 0
                      12/31/2011              10.634              9.750 0
                      12/31/2012              9.750              11.017 0
                      12/31/2013              11.017              15.533 0
3.20%
                      12/31/2013              N/A              16.054 0
3.25%
                      12/31/2013              N/A              15.984 0
3.30%
                      12/31/2009              N/A              8.459 0
                      12/31/2010              8.459              10.544 0
                      12/31/2011              10.544              9.653 0
                      12/31/2012              9.653              10.890 0
                      12/31/2013              10.890              15.333 0
3.40%
                      12/31/2013              N/A              15.777 0
3.45%
                      12/31/2013              N/A              15.709 0
3.55%
                      12/31/2013              N/A              15.573 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

68

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Pyramis Core Bond Fund
1.65%
                      12/31/2012              N/A              10.017 0
                      12/31/2013              10.017              9.637 5
1.70%
                      12/31/2012              N/A              10.016 2
                      12/31/2013              10.016              9.630 31
1.75%
                      12/31/2012              N/A              10.014 0
                      12/31/2013              10.014              9.624 0
1.80%
                      12/31/2012              N/A              10.013 0
                      12/31/2013              10.013              9.618 0
1.90%
                      12/31/2012              N/A              10.009 0
                      12/31/2013              10.009              9.605 1
1.95%
                      12/31/2012              N/A              10.008 0
                      12/31/2013              10.008              9.599 0
2.05%
                      12/31/2012              N/A              10.005 0
                      12/31/2013              10.005              9.586 0
2.10%
                      12/31/2012              N/A              10.003 0
                      12/31/2013              10.003              9.580 0
2.15%
                      12/31/2012              N/A              10.002 0
                      12/31/2013              10.002              9.574 0
2.20%
                      12/31/2012              N/A              10.000 0
                      12/31/2013              10.000              9.567 0
2.25%
                      12/31/2012              N/A              9.998 0
                      12/31/2013              9.998              9.561 0
2.30%
                      12/31/2012              N/A              9.997 0
                      12/31/2013              9.997              9.555 0
2.35%
                      12/31/2012              N/A              9.995 0
                      12/31/2013              9.995              9.548 0
2.40%
                      12/31/2012              N/A              9.994 0
                      12/31/2013              9.994              9.542 0
2.45%
                      12/31/2012              N/A              9.992 0
                      12/31/2013              9.992              9.536 0
2.50%
                      12/31/2012              N/A              9.990 0
                      12/31/2013              9.990              9.529 0
2.55%
                      12/31/2012              N/A              9.989 0
                      12/31/2013              9.989              9.523 0
2.60%
                      12/31/2012              N/A              9.987 0
                      12/31/2013              9.987              9.507 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2012              N/A              9.986 0
                      12/31/2013              9.986              9.511 0
2.70%
                      12/31/2012              N/A              9.984 0
                      12/31/2013              9.984              9.504 0
2.75%
                      12/31/2012              N/A              9.982 0
                      12/31/2013              9.982              9.489 0
2.80%
                      12/31/2012              N/A              9.981 0
                      12/31/2013              9.981              9.492 0
2.85%
                      12/31/2012              N/A              9.979 0
                      12/31/2013              9.979              9.476 0
2.90%
                      12/31/2012              N/A              9.978 0
                      12/31/2013              9.978              9.470 0
2.95%
                      12/31/2013              N/A              9.464 0
3.00%
                      12/31/2012              N/A              9.975 0
                      12/31/2013              9.975              9.457 0
3.05%
                      12/31/2012              N/A              9.973 0
                      12/31/2013              9.973              9.451 0
3.10%
                      12/31/2013              N/A              9.445 0
3.15%
                      12/31/2012              N/A              9.970 0
                      12/31/2013              9.970              9.439 0
3.20%
                      12/31/2013              N/A              9.431 0
3.25%
                      12/31/2013              N/A              9.425 0
3.30%
                      12/31/2012              N/A              9.965 0
                      12/31/2013              9.965              9.430 0
3.40%
                      12/31/2013              N/A              9.406 0
3.45%
                      12/31/2013              N/A              9.400 0
3.55%
                      12/31/2013              N/A              9.387 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

69

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL S&P 500 Index Fund
1.65%
                      12/31/2007              N/A              9.865 0
                      12/31/2008              9.865              6.053 4
                      12/31/2009              6.053              7.464 17
                      12/31/2010              7.464              8.412 26
                      12/31/2011              8.412              8.403 88
                      12/31/2012              8.403              9.539 140
                      12/31/2013              9.539              12.353 157
1.70%
                      12/31/2007              N/A              9.862 0
                      12/31/2008              9.862              6.048 4
                      12/31/2009              6.048              7.454 10
                      12/31/2010              7.454              8.396 14
                      12/31/2011              8.396              8.383 37
                      12/31/2012              8.383              9.512 76
                      12/31/2013              9.512              12.312 126
1.75%
                      12/31/2009              N/A              7.444 0
                      12/31/2010              7.444              8.381 0
                      12/31/2011              8.381              8.364 0
                      12/31/2012              8.364              9.485 0
                      12/31/2013              9.485              12.271 0
1.80%
                      12/31/2008              N/A              6.038 69
                      12/31/2009              6.038              7.434 185
                      12/31/2010              7.434              8.366 229
                      12/31/2011              8.366              8.344 251
                      12/31/2012              8.344              9.458 182
                      12/31/2013              9.458              12.230 145
1.90%
                      12/31/2007              N/A              9.849 0
                      12/31/2008              9.849              6.028 12
                      12/31/2009              6.028              7.414 26
                      12/31/2010              7.414              8.335 18
                      12/31/2011              8.335              8.305 33
                      12/31/2012              8.305              9.405 50
                      12/31/2013              9.405              12.149 83
1.95%
                      12/31/2007              N/A              9.846 0
                      12/31/2008              9.846              6.023 5
                      12/31/2009              6.023              7.404 117
                      12/31/2010              7.404              8.320 105
                      12/31/2011              8.320              8.286 133
                      12/31/2012              8.286              9.378 168
                      12/31/2013              9.378              12.108 173
2.05%
                      12/31/2008              N/A              6.013 1
                      12/31/2009              6.013              7.385 4
                      12/31/2010              7.385              8.289 8
                      12/31/2011              8.289              8.247 8
                      12/31/2012              8.247              9.325 7
                      12/31/2013              9.325              12.028 6

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              9.836 0
                      12/31/2008              9.836              6.008 16
                      12/31/2009              6.008              7.375 91
                      12/31/2010              7.375              8.274 130
                      12/31/2011              8.274              8.228 124
                      12/31/2012              8.228              9.298 123
                      12/31/2013              9.298              11.987 107
2.15%
                      12/31/2008              N/A              6.003 0
                      12/31/2009              6.003              7.365 0
                      12/31/2010              7.365              8.259 0
                      12/31/2011              8.259              8.209 2
                      12/31/2012              8.209              9.272 2
                      12/31/2013              9.272              11.947 2
2.20%
                      12/31/2007              N/A              9.817 4
                      12/31/2008              9.817              5.991 12
                      12/31/2009              5.991              7.346 88
                      12/31/2010              7.346              8.234 52
                      12/31/2011              8.234              8.180 59
                      12/31/2012              8.180              9.235 65
                      12/31/2013              9.235              11.894 64
2.25%
                      12/31/2007              N/A              9.826 0
                      12/31/2008              9.826              5.993 26
                      12/31/2009              5.993              7.345 83
                      12/31/2010              7.345              8.228 79
                      12/31/2011              8.228              8.171 70
                      12/31/2012              8.171              9.219 65
                      12/31/2013              9.219              11.868 39
2.30%
                      12/31/2008              N/A              5.988 7
                      12/31/2009              5.988              7.335 11
                      12/31/2010              7.335              8.213 10
                      12/31/2011              8.213              8.152 7
                      12/31/2012              8.152              9.193 2
                      12/31/2013              9.193              11.828 2
2.35%
                      12/31/2007              N/A              9.819 0
                      12/31/2008              9.819              5.983 20
                      12/31/2009              5.983              7.326 52
                      12/31/2010              7.326              8.198 53
                      12/31/2011              8.198              8.133 47
                      12/31/2012              8.133              9.167 37
                      12/31/2013              9.167              11.789 28
2.40%
                      12/31/2007              N/A              9.816 0
                      12/31/2008              9.816              5.978 10
                      12/31/2009              5.978              7.316 46
                      12/31/2010              7.316              8.183 12
                      12/31/2011              8.183              8.114 11
                      12/31/2012              8.114              9.141 10
                      12/31/2013              9.141              11.750 8

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

70

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2008              N/A              5.973 0
                      12/31/2009              5.973              7.306 6
                      12/31/2010              7.306              8.168 3
                      12/31/2011              8.168              8.095 3
                      12/31/2012              8.095              9.115 2
                      12/31/2013              9.115              11.711 4
2.50%
                      12/31/2007              N/A              9.809 0
                      12/31/2008              9.809              5.968 11
                      12/31/2009              5.968              7.296 40
                      12/31/2010              7.296              8.153 23
                      12/31/2011              8.153              8.076 4
                      12/31/2012              8.076              9.090 4
                      12/31/2013              9.090              11.671 4
2.55%
                      12/31/2007              N/A              9.806 0
                      12/31/2008              9.806              5.963 1
                      12/31/2009              5.963              7.286 3
                      12/31/2010              7.286              8.138 1
                      12/31/2011              8.138              8.057 1
                      12/31/2012              8.057              9.064 1
                      12/31/2013              9.064              11.633 1
2.60%
                      12/31/2007              N/A              9.803 0
                      12/31/2008              9.803              5.958 5
                      12/31/2009              5.958              7.277 75
                      12/31/2010              7.277              8.123 82
                      12/31/2011              8.123              8.038 77
                      12/31/2012              8.038              9.038 75
                      12/31/2013              9.038              11.594 75
2.65%
                      12/31/2007              N/A              9.799 0
                      12/31/2008              9.799              5.953 0
                      12/31/2009              5.953              7.267 41
                      12/31/2010              7.267              8.108 5
                      12/31/2011              8.108              8.019 5
                      12/31/2012              8.019              9.012 3
                      12/31/2013              9.012              11.555 3
2.70%
                      12/31/2008              N/A              5.948 0
                      12/31/2009              5.948              7.257 9
                      12/31/2010              7.257              8.093 9
                      12/31/2011              8.093              8.001 8
                      12/31/2012              8.001              8.987 8
                      12/31/2013              8.987              11.517 7
2.75%
                      12/31/2007              N/A              9.793 0
                      12/31/2008              9.793              5.943 1
                      12/31/2009              5.943              7.248 41
                      12/31/2010              7.248              8.079 37
                      12/31/2011              8.079              7.982 33
                      12/31/2012              7.982              8.961 24
                      12/31/2013              8.961              11.478 28

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              9.790 0
                      12/31/2008              9.790              5.938 5
                      12/31/2009              5.938              7.238 17
                      12/31/2010              7.238              8.064 11
                      12/31/2011              8.064              7.963 10
                      12/31/2012              7.963              8.936 9
                      12/31/2013              8.936              11.440 7
2.85%
                      12/31/2008              N/A              5.933 0
                      12/31/2009              5.933              7.228 44
                      12/31/2010              7.228              8.049 38
                      12/31/2011              8.049              7.945 36
                      12/31/2012              7.945              8.911 33
                      12/31/2013              8.911              11.402 34
2.90%
                      12/31/2007              N/A              9.771 0
                      12/31/2008              9.771              5.921 3
                      12/31/2009              5.921              7.210 18
                      12/31/2010              7.210              8.025 28
                      12/31/2011              8.025              7.917 26
                      12/31/2012              7.917              8.875 22
                      12/31/2013              8.875              11.350 19
2.95%
                      12/31/2013              N/A              11.326 0
3.00%
                      12/31/2008              N/A              5.918 0
                      12/31/2009              5.918              7.199 10
                      12/31/2010              7.199              8.005 0
                      12/31/2011              8.005              7.889 0
                      12/31/2012              7.889              8.835 0
                      12/31/2013              8.835              11.288 0
3.05%
                      12/31/2007              N/A              9.762 0
                      12/31/2008              9.762              5.906 4
                      12/31/2009              5.906              7.181 32
                      12/31/2010              7.181              7.981 19
                      12/31/2011              7.981              7.862 19
                      12/31/2012              7.862              8.800 19
                      12/31/2013              8.800              11.237 10
3.10%
                      12/31/2013              N/A              11.213 1
3.15%
                      12/31/2008              N/A              5.903 0
                      12/31/2009              5.903              7.170 3
                      12/31/2010              7.170              7.961 0
                      12/31/2011              7.961              7.834 0
                      12/31/2012              7.834              8.760 0
                      12/31/2013              8.760              11.176 0
3.20%
                      12/31/2013              N/A              11.853 0
3.25%
                      12/31/2013              N/A              11.813 2

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

71

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
                      12/31/2009              N/A              7.142 6
                      12/31/2010              7.142              7.917 0
                      12/31/2011              7.917              7.780 0
                      12/31/2012              7.780              8.686 0
                      12/31/2013              8.686              11.064 0
3.40%
                      12/31/2013              N/A              11.695 0
3.45%
                      12/31/2013              N/A              11.656 0
3.55%
                      12/31/2013              N/A              11.578 8
AZL Schroder Emerging Markets Equity Fund
1.65%
                      12/31/2007              N/A              13.399 6
                      12/31/2008              13.399              6.341 18
                      12/31/2009              6.341              10.714 7
                      12/31/2010              10.714              11.846 16
                      12/31/2011              11.846              9.640 21
                      12/31/2012              9.640              11.476 22
                      12/31/2013              11.476              11.052 19
1.70%
                      12/31/2007              N/A              13.388 1
                      12/31/2008              13.388              6.333 7
                      12/31/2009              6.333              10.695 10
                      12/31/2010              10.695              11.818 16
                      12/31/2011              11.818              9.612 41
                      12/31/2012              9.612              11.438 40
                      12/31/2013              11.438              11.009 34
1.75%
                      12/31/2009              N/A              10.675 0
                      12/31/2010              10.675              11.791 4
                      12/31/2011              11.791              9.585 3
                      12/31/2012              9.585              11.400 3
                      12/31/2013              11.400              10.967 2
1.80%
                      12/31/2008              N/A              6.316 7
                      12/31/2009              6.316              10.656 14
                      12/31/2010              10.656              11.763 23
                      12/31/2011              11.763              9.558 26
                      12/31/2012              9.558              11.362 17
                      12/31/2013              11.362              10.925 24
1.90%
                      12/31/2007              N/A              13.343 6
                      12/31/2008              13.343              6.299 10
                      12/31/2009              6.299              10.616 5
                      12/31/2010              10.616              11.708 8
                      12/31/2011              11.708              9.504 9
                      12/31/2012              9.504              11.286 10
                      12/31/2013              11.286              10.841 8

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              13.332 0
                      12/31/2008              13.332              6.290 2
                      12/31/2009              6.290              10.597 8
                      12/31/2010              10.597              11.681 14
                      12/31/2011              11.681              9.477 27
                      12/31/2012              9.477              11.249 28
                      12/31/2013              11.249              10.800 22
2.05%
                      12/31/2008              N/A              6.274 2
                      12/31/2009              6.274              10.558 3
                      12/31/2010              10.558              11.627 4
                      12/31/2011              11.627              9.424 4
                      12/31/2012              9.424              11.174 3
                      12/31/2013              11.174              10.717 3
2.10%
                      12/31/2007              N/A              13.298 0
                      12/31/2008              13.298              6.265 13
                      12/31/2009              6.265              10.538 24
                      12/31/2010              10.538              11.599 38
                      12/31/2011              11.599              9.397 39
                      12/31/2012              9.397              11.136 40
                      12/31/2013              11.136              10.676 43
2.15%
                      12/31/2008              N/A              6.257 0
                      12/31/2009              6.257              10.519 0
                      12/31/2010              10.519              11.573 0
                      12/31/2011              11.573              9.370 0
                      12/31/2012              9.370              11.100 0
                      12/31/2013              11.100              10.635 0
2.20%
                      12/31/2007              N/A              13.221 3
                      12/31/2008              13.221              6.222 8
                      12/31/2009              6.222              10.456 8
                      12/31/2010              10.456              11.497 19
                      12/31/2011              11.497              9.305 28
                      12/31/2012              9.305              11.016 25
                      12/31/2013              11.016              10.550 25
2.25%
                      12/31/2007              N/A              13.265 0
                      12/31/2008              13.265              6.240 17
                      12/31/2009              6.240              10.480 26
                      12/31/2010              10.480              11.518 26
                      12/31/2011              11.518              9.317 31
                      12/31/2012              9.317              11.025 28
                      12/31/2013              11.025              10.554 18
2.30%
                      12/31/2008              N/A              6.232 4
                      12/31/2009              6.232              10.461 6
                      12/31/2010              10.461              11.491 6
                      12/31/2011              11.491              9.290 6
                      12/31/2012              9.290              10.989 3
                      12/31/2013              10.989              10.513 3

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

72

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
                      12/31/2007              N/A              13.243 0
                      12/31/2008              13.243              6.223 12
                      12/31/2009              6.223              10.442 18
                      12/31/2010              10.442              11.464 22
                      12/31/2011              11.464              9.264 26
                      12/31/2012              9.264              10.952 20
                      12/31/2013              10.952              10.473 16
2.40%
                      12/31/2007              N/A              13.232 0
                      12/31/2008              13.232              6.215 2
                      12/31/2009              6.215              10.423 20
                      12/31/2010              10.423              11.437 8
                      12/31/2011              11.437              9.238 9
                      12/31/2012              9.238              10.915 6
                      12/31/2013              10.915              10.433 6
2.45%
                      12/31/2008              N/A              6.207 4
                      12/31/2009              6.207              10.404 4
                      12/31/2010              10.404              11.411 3
                      12/31/2011              11.411              9.212 2
                      12/31/2012              9.212              10.879 3
                      12/31/2013              10.879              10.393 5
2.50%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              6.198 3
                      12/31/2009              6.198              10.384 9
                      12/31/2010              10.384              11.384 4
                      12/31/2011              11.384              9.186 5
                      12/31/2012              9.186              10.843 6
                      12/31/2013              10.843              10.353 4
2.55%
                      12/31/2007              N/A              13.198 0
                      12/31/2008              13.198              6.190 0
                      12/31/2009              6.190              10.365 1
                      12/31/2010              10.365              11.357 0
                      12/31/2011              11.357              9.160 0
                      12/31/2012              9.160              10.806 0
                      12/31/2013              10.806              10.313 0
2.60%
                      12/31/2007              N/A              13.187 0
                      12/31/2008              13.187              6.182 10
                      12/31/2009              6.182              10.346 18
                      12/31/2010              10.346              11.331 17
                      12/31/2011              11.331              9.134 16
                      12/31/2012              9.134              10.770 18
                      12/31/2013              10.770              10.274 8
2.65%
                      12/31/2007              N/A              13.176 0
                      12/31/2008              13.176              6.173 0
                      12/31/2009              6.173              10.327 14
                      12/31/2010              10.327              11.304 3
                      12/31/2011              11.304              9.108 3
                      12/31/2012              9.108              10.734 2
                      12/31/2013              10.734              10.234 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2008              N/A              6.165 0
                      12/31/2009              6.165              10.308 2
                      12/31/2010              10.308              11.278 3
                      12/31/2011              11.278              9.082 4
                      12/31/2012              9.082              10.699 4
                      12/31/2013              10.699              10.195 5
2.75%
                      12/31/2007              N/A              13.154 0
                      12/31/2008              13.154              6.157 4
                      12/31/2009              6.157              10.289 8
                      12/31/2010              10.289              11.252 9
                      12/31/2011              11.252              9.056 9
                      12/31/2012              9.056              10.663 11
                      12/31/2013              10.663              10.156 12
2.80%
                      12/31/2007              N/A              13.143 0
                      12/31/2008              13.143              6.149 14
                      12/31/2009              6.149              10.270 16
                      12/31/2010              10.270              11.225 14
                      12/31/2011              11.225              9.030 15
                      12/31/2012              9.030              10.627 15
                      12/31/2013              10.627              10.117 15
2.85%
                      12/31/2008              N/A              6.140 0
                      12/31/2009              6.140              10.251 3
                      12/31/2010              10.251              11.199 6
                      12/31/2011              11.199              9.005 7
                      12/31/2012              9.005              10.592 3
                      12/31/2013              10.592              10.078 1
2.90%
                      12/31/2007              N/A              13.067 0
                      12/31/2008              13.067              6.107 11
                      12/31/2009              6.107              10.191 17
                      12/31/2010              10.191              11.127 12
                      12/31/2011              11.127              8.942 14
                      12/31/2012              8.942              10.513 14
                      12/31/2013              10.513              9.998 19
2.95%
                      12/31/2013              N/A              10.001 0
3.00%
                      12/31/2008              N/A              6.116 0
                      12/31/2009              6.116              10.196 5
                      12/31/2010              10.196              11.122 1
                      12/31/2011              11.122              8.929 1
                      12/31/2012              8.929              10.487 1
                      12/31/2013              10.487              9.964 3
3.05%
                      12/31/2007              N/A              13.035 0
                      12/31/2008              13.035              6.083 0
                      12/31/2009              6.083              10.135 12
                      12/31/2010              10.135              11.049 11
                      12/31/2011              11.049              8.867 12
                      12/31/2012              8.867              10.408 12
                      12/31/2013              10.408              9.884 4

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

73

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
                      12/31/2013              N/A              9.887 6
3.15%
                      12/31/2008              N/A              6.092 0
                      12/31/2009              6.092              10.140 1
                      12/31/2010              10.140              11.044 0
                      12/31/2011              11.044              8.854 0
                      12/31/2012              8.854              10.383 0
                      12/31/2013              10.383              9.849 0
3.20%
                      12/31/2013              N/A              10.660 0
3.25%
                      12/31/2013              N/A              10.619 2
3.30%
                      12/31/2009              N/A              10.084 2
                      12/31/2010              10.084              10.967 0
                      12/31/2011              10.967              8.779 0
                      12/31/2012              8.779              10.279 0
                      12/31/2013              10.279              9.737 0
3.40%
                      12/31/2013              N/A              10.497 0
3.45%
                      12/31/2013              N/A              10.457 0
3.55%
                      12/31/2013              N/A              10.377 0
AZL Small Cap Stock Index Fund
1.65%
                      12/31/2007              N/A              9.314 0
                      12/31/2008              9.314              6.326 0
                      12/31/2009              6.326              7.768 1
                      12/31/2010              7.768              9.589 3
                      12/31/2011              9.589              9.460 6
                      12/31/2012              9.460              10.776 13
                      12/31/2013              10.776              14.905 10
1.70%
                      12/31/2007              N/A              9.310 3
                      12/31/2008              9.310              6.321 10
                      12/31/2009              6.321              7.758 7
                      12/31/2010              7.758              9.571 10
                      12/31/2011              9.571              9.438 18
                      12/31/2012              9.438              10.746 29
                      12/31/2013              10.746              14.855 21
1.75%
                      12/31/2009              N/A              7.748 0
                      12/31/2010              7.748              9.554 0
                      12/31/2011              9.554              9.416 0
                      12/31/2012              9.416              10.715 0
                      12/31/2013              10.715              14.806 0
1.80%
                      12/31/2008              N/A              6.310 14
                      12/31/2009              6.310              7.737 29
                      12/31/2010              7.737              9.536 33
                      12/31/2011              9.536              9.394 40
                      12/31/2012              9.394              10.685 19
                      12/31/2013              10.685              14.756 15

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
                      12/31/2007              N/A              9.298 5
                      12/31/2008              9.298              6.300 11
                      12/31/2009              6.300              7.717 10
                      12/31/2010              7.717              9.501 20
                      12/31/2011              9.501              9.350 13
                      12/31/2012              9.350              10.624 15
                      12/31/2013              10.624              14.658 67
1.95%
                      12/31/2007              N/A              9.295 0
                      12/31/2008              9.295              6.294 1
                      12/31/2009              6.294              7.706 13
                      12/31/2010              7.706              9.484 14
                      12/31/2011              9.484              9.329 20
                      12/31/2012              9.329              10.594 41
                      12/31/2013              10.594              14.609 35
2.05%
                      12/31/2008              N/A              6.284 8
                      12/31/2009              6.284              7.686 11
                      12/31/2010              7.686              9.449 5
                      12/31/2011              9.449              9.285 5
                      12/31/2012              9.285              10.534 4
                      12/31/2013              10.534              14.512 3
2.10%
                      12/31/2007              N/A              9.285 0
                      12/31/2008              9.285              6.279 7
                      12/31/2009              6.279              7.676 10
                      12/31/2010              7.676              9.432 25
                      12/31/2011              9.432              9.263 23
                      12/31/2012              9.263              10.504 20
                      12/31/2013              10.504              14.464 16
2.15%
                      12/31/2008              N/A              6.273 0
                      12/31/2009              6.273              7.665 0
                      12/31/2010              7.665              9.415 0
                      12/31/2011              9.415              9.242 1
                      12/31/2012              9.242              10.474 1
                      12/31/2013              10.474              14.416 1
2.20%
                      12/31/2007              N/A              9.268 2
                      12/31/2008              9.268              6.261 3
                      12/31/2009              6.261              7.646 14
                      12/31/2010              7.646              9.386 12
                      12/31/2011              9.386              9.209 9
                      12/31/2012              9.209              10.432 15
                      12/31/2013              10.432              14.350 15
2.25%
                      12/31/2007              N/A              9.276 0
                      12/31/2008              9.276              6.263 5
                      12/31/2009              6.263              7.645 22
                      12/31/2010              7.645              9.380 20
                      12/31/2011              9.380              9.199 8
                      12/31/2012              9.199              10.415 11
                      12/31/2013              10.415              14.320 5

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

74

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2008              N/A              6.258 6
                      12/31/2009              6.258              7.635 3
                      12/31/2010              7.635              9.363 3
                      12/31/2011              9.363              9.177 3
                      12/31/2012              9.177              10.386 3
                      12/31/2013              10.386              14.272 4
2.35%
                      12/31/2007              N/A              9.270 0
                      12/31/2008              9.270              6.252 10
                      12/31/2009              6.252              7.624 16
                      12/31/2010              7.624              9.346 9
                      12/31/2011              9.346              9.156 7
                      12/31/2012              9.156              10.356 5
                      12/31/2013              10.356              14.224 4
2.40%
                      12/31/2007              N/A              9.267 0
                      12/31/2008              9.267              6.247 3
                      12/31/2009              6.247              7.614 22
                      12/31/2010              7.614              9.328 5
                      12/31/2011              9.328              9.134 4
                      12/31/2012              9.134              10.327 3
                      12/31/2013              10.327              14.177 2
2.45%
                      12/31/2008              N/A              6.242 0
                      12/31/2009              6.242              7.604 0
                      12/31/2010              7.604              9.311 0
                      12/31/2011              9.311              9.113 0
                      12/31/2012              9.113              10.298 0
                      12/31/2013              10.298              14.130 2
2.50%
                      12/31/2007              N/A              9.261 0
                      12/31/2008              9.261              6.237 1
                      12/31/2009              6.237              7.594 16
                      12/31/2010              7.594              9.294 1
                      12/31/2011              9.294              9.092 1
                      12/31/2012              9.092              10.268 1
                      12/31/2013              10.268              14.083 1
2.55%
                      12/31/2007              N/A              9.257 0
                      12/31/2008              9.257              6.232 1
                      12/31/2009              6.232              7.584 7
                      12/31/2010              7.584              9.277 5
                      12/31/2011              9.277              9.071 5
                      12/31/2012              9.071              10.239 5
                      12/31/2013              10.239              14.036 5
2.60%
                      12/31/2007              N/A              9.254 0
                      12/31/2008              9.254              6.226 4
                      12/31/2009              6.226              7.574 4
                      12/31/2010              7.574              9.260 8
                      12/31/2011              9.260              9.050 8
                      12/31/2012              9.050              10.210 7
                      12/31/2013              10.210              13.989 10

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2007              N/A              9.251 0
                      12/31/2008              9.251              6.221 0
                      12/31/2009              6.221              7.563 27
                      12/31/2010              7.563              9.243 0
                      12/31/2011              9.243              9.028 0
                      12/31/2012              9.028              10.181 0
                      12/31/2013              10.181              13.942 0
2.70%
                      12/31/2008              N/A              6.216 0
                      12/31/2009              6.216              7.553 0
                      12/31/2010              7.553              9.226 3
                      12/31/2011              9.226              9.007 4
                      12/31/2012              9.007              10.152 4
                      12/31/2013              10.152              13.896 3
2.75%
                      12/31/2007              N/A              9.245 0
                      12/31/2008              9.245              6.211 1
                      12/31/2009              6.211              7.543 9
                      12/31/2010              7.543              9.209 8
                      12/31/2011              9.209              8.986 8
                      12/31/2012              8.986              10.124 8
                      12/31/2013              10.124              13.849 5
2.80%
                      12/31/2007              N/A              9.242 0
                      12/31/2008              9.242              6.206 13
                      12/31/2009              6.206              7.533 19
                      12/31/2010              7.533              9.192 12
                      12/31/2011              9.192              8.965 12
                      12/31/2012              8.965              10.095 11
                      12/31/2013              10.095              13.803 9
2.85%
                      12/31/2008              N/A              6.200 0
                      12/31/2009              6.200              7.523 4
                      12/31/2010              7.523              9.175 0
                      12/31/2011              9.175              8.944 0
                      12/31/2012              8.944              10.066 0
                      12/31/2013              10.066              13.757 0
2.90%
                      12/31/2007              N/A              9.225 0
                      12/31/2008              9.225              6.188 6
                      12/31/2009              6.188              7.504 17
                      12/31/2010              7.504              9.148 10
                      12/31/2011              9.148              8.913 8
                      12/31/2012              8.913              10.026 8
                      12/31/2013              10.026              13.695 7
2.95%
                      12/31/2013              N/A              13.666 0
3.00%
                      12/31/2008              N/A              6.185 0
                      12/31/2009              6.185              7.493 8
                      12/31/2010              7.493              9.125 1
                      12/31/2011              9.125              8.882 1
                      12/31/2012              8.882              9.981 1
                      12/31/2013              9.981              13.620 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

75

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2007              N/A              9.216 0
                      12/31/2008              9.216              6.172 0
                      12/31/2009              6.172              7.474 17
                      12/31/2010              7.474              9.097 0
                      12/31/2011              9.097              8.851 0
                      12/31/2012              8.851              9.941 0
                      12/31/2013              9.941              13.559 0
3.10%
                      12/31/2013              N/A              13.529 2
3.15%
                      12/31/2008              N/A              6.169 0
                      12/31/2009              6.169              7.463 2
                      12/31/2010              7.463              9.075 0
                      12/31/2011              9.075              8.820 0
                      12/31/2012              8.820              9.896 0
                      12/31/2013              9.896              13.484 0
3.20%
                      12/31/2013              N/A              14.195 0
3.25%
                      12/31/2013              N/A              14.148 1
3.30%
                      12/31/2009              N/A              7.433 4
                      12/31/2010              7.433              9.025 0
                      12/31/2011              9.025              8.758 0
                      12/31/2012              8.758              9.812 0
                      12/31/2013              9.812              13.350 0
3.40%
                      12/31/2013              N/A              14.006 0
3.45%
                      12/31/2013              N/A              13.959 0
3.55%
                      12/31/2013              N/A              13.866 0
AZL T. Rowe Price Capital Appreciation Fund
1.65%
                      12/31/2007              N/A              13.347 8
                      12/31/2008              13.347              7.811 14
                      12/31/2009              7.811              10.129 8
                      12/31/2010              10.129              11.163 15
                      12/31/2011              11.163              10.520 23
                      12/31/2012              10.520              11.622 32
                      12/31/2013              11.622              14.855 35
1.70%
                      12/31/2007              N/A              13.306 1
                      12/31/2008              13.306              7.783 6
                      12/31/2009              7.783              10.088 14
                      12/31/2010              10.088              11.112 18
                      12/31/2011              11.112              10.467 49
                      12/31/2012              10.467              11.557 65
                      12/31/2013              11.557              14.765 80
1.75%
                      12/31/2009              N/A              10.039 0
                      12/31/2010              10.039              11.053 0
                      12/31/2011              11.053              10.405 2
                      12/31/2012              10.405              11.484 2
                      12/31/2013              11.484              14.663 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
                      12/31/2008              N/A              7.728 13
                      12/31/2009              7.728              10.006 54
                      12/31/2010              10.006              11.011 58
                      12/31/2011              11.011              10.361 56
                      12/31/2012              10.361              11.429 51
                      12/31/2013              11.429              14.586 41
1.90%
                      12/31/2007              N/A              13.143 8
                      12/31/2008              13.143              7.672 11
                      12/31/2009              7.672              9.924 15
                      12/31/2010              9.924              10.910 12
                      12/31/2011              10.910              10.256 8
                      12/31/2012              10.256              11.302 9
                      12/31/2013              11.302              14.410 16
1.95%
                      12/31/2007              N/A              13.103 0
                      12/31/2008              13.103              7.645 1
                      12/31/2009              7.645              9.884 30
                      12/31/2010              9.884              10.860 29
                      12/31/2011              10.860              10.204 53
                      12/31/2012              10.204              11.239 62
                      12/31/2013              11.239              14.322 50
2.05%
                      12/31/2008              N/A              7.591 9
                      12/31/2009              7.591              9.804 14
                      12/31/2010              9.804              10.762 13
                      12/31/2011              10.762              10.101 13
                      12/31/2012              10.101              11.114 12
                      12/31/2013              11.114              14.149 9
2.10%
                      12/31/2007              N/A              12.982 0
                      12/31/2008              12.982              7.563 29
                      12/31/2009              7.563              9.763 69
                      12/31/2010              9.763              10.712 88
                      12/31/2011              10.712              10.050 91
                      12/31/2012              10.050              11.052 85
                      12/31/2013              11.052              14.063 75
2.15%
                      12/31/2008              N/A              7.536 0
                      12/31/2009              7.536              9.724 1
                      12/31/2010              9.724              10.664 1
                      12/31/2011              10.664              9.999 1
                      12/31/2012              9.999              10.991 1
                      12/31/2013              10.991              13.978 1
2.20%
                      12/31/2007              N/A              12.677 1
                      12/31/2008              12.677              7.378 4
                      12/31/2009              7.378              9.515 10
                      12/31/2010              9.515              10.429 20
                      12/31/2011              10.429              9.774 18
                      12/31/2012              9.774              10.738 16
                      12/31/2013              10.738              13.650 33

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

76

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2007              N/A              12.863 0
                      12/31/2008              12.863              7.482 3
                      12/31/2009              7.482              9.644 8
                      12/31/2010              9.644              10.566 10
                      12/31/2011              10.566              9.898 10
                      12/31/2012              9.898              10.868 11
                      12/31/2013              10.868              13.809 9
2.30%
                      12/31/2008              N/A              7.456 9
                      12/31/2009              7.456              9.605 11
                      12/31/2010              9.605              10.517 11
                      12/31/2011              10.517              9.847 9
                      12/31/2012              9.847              10.808 4
                      12/31/2013              10.808              13.725 3
2.35%
                      12/31/2007              N/A              12.784 0
                      12/31/2008              12.784              7.429 31
                      12/31/2009              7.429              9.566 44
                      12/31/2010              9.566              10.469 43
                      12/31/2011              10.469              9.797 43
                      12/31/2012              9.797              10.748 42
                      12/31/2013              10.748              13.642 32
2.40%
                      12/31/2007              N/A              12.744 0
                      12/31/2008              12.744              7.402 14
                      12/31/2009              7.402              9.527 24
                      12/31/2010              9.527              10.421 27
                      12/31/2011              10.421              9.748 25
                      12/31/2012              9.748              10.688 21
                      12/31/2013              10.688              13.559 18
2.45%
                      12/31/2008              N/A              7.376 6
                      12/31/2009              7.376              9.488 17
                      12/31/2010              9.488              10.374 18
                      12/31/2011              10.374              9.698 18
                      12/31/2012              9.698              10.628 18
                      12/31/2013              10.628              13.477 9
2.50%
                      12/31/2007              N/A              12.666 0
                      12/31/2008              12.666              7.349 19
                      12/31/2009              7.349              9.450 33
                      12/31/2010              9.450              10.326 31
                      12/31/2011              10.326              9.649 26
                      12/31/2012              9.649              10.569 27
                      12/31/2013              10.569              13.395 19
2.55%
                      12/31/2007              N/A              12.627 0
                      12/31/2008              12.627              7.323 0
                      12/31/2009              7.323              9.411 1
                      12/31/2010              9.411              10.279 1
                      12/31/2011              10.279              9.600 1
                      12/31/2012              9.600              10.510 1
                      12/31/2013              10.510              13.314 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              12.588 0
                      12/31/2008              12.588              7.297 30
                      12/31/2009              7.297              9.373 25
                      12/31/2010              9.373              10.232 34
                      12/31/2011              10.232              9.552 32
                      12/31/2012              9.552              10.452 31
                      12/31/2013              10.452              13.233 19
2.65%
                      12/31/2007              N/A              12.549 0
                      12/31/2008              12.549              7.271 3
                      12/31/2009              7.271              9.334 3
                      12/31/2010              9.334              10.185 3
                      12/31/2011              10.185              9.503 3
                      12/31/2012              9.503              10.394 3
                      12/31/2013              10.394              13.152 3
2.70%
                      12/31/2008              N/A              7.245 2
                      12/31/2009              7.245              9.296 2
                      12/31/2010              9.296              10.139 0
                      12/31/2011              10.139              9.455 0
                      12/31/2012              9.455              10.336 0
                      12/31/2013              10.336              13.073 0
2.75%
                      12/31/2007              N/A              12.472 0
                      12/31/2008              12.472              7.219 3
                      12/31/2009              7.219              9.259 6
                      12/31/2010              9.259              10.092 13
                      12/31/2011              10.092              9.407 12
                      12/31/2012              9.407              10.278 12
                      12/31/2013              10.278              12.993 19
2.80%
                      12/31/2007              N/A              12.434 0
                      12/31/2008              12.434              7.193 23
                      12/31/2009              7.193              9.221 24
                      12/31/2010              9.221              10.046 24
                      12/31/2011              10.046              9.359 23
                      12/31/2012              9.359              10.221 22
                      12/31/2013              10.221              12.915 19
2.85%
                      12/31/2008              N/A              7.167 0
                      12/31/2009              7.167              9.183 4
                      12/31/2010              9.183              10.000 0
                      12/31/2011              10.000              9.312 0
                      12/31/2012              9.312              10.164 0
                      12/31/2013              10.164              12.836 6
2.90%
                      12/31/2007              N/A              12.142 0
                      12/31/2008              12.142              7.017 7
                      12/31/2009              7.017              8.986 9
                      12/31/2010              8.986              9.781 11
                      12/31/2011              9.781              9.103 10
                      12/31/2012              9.103              9.931 9
                      12/31/2013              9.931              12.536 8

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

77

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
                      12/31/2013              N/A              12.681 0
3.00%
                      12/31/2008              N/A              7.091 0
                      12/31/2009              7.091              9.072 0
                      12/31/2010              9.072              9.864 0
                      12/31/2011              9.864              9.172 0
                      12/31/2012              9.172              9.996 0
                      12/31/2013              9.996              12.605 4
3.05%
                      12/31/2007              N/A              12.030 0
                      12/31/2008              12.030              6.942 0
                      12/31/2009              6.942              8.877 1
                      12/31/2010              8.877              9.647 1
                      12/31/2011              9.647              8.965 1
                      12/31/2012              8.965              9.766 1
                      12/31/2013              9.766              12.309 1
3.10%
                      12/31/2013              N/A              12.452 7
3.15%
                      12/31/2008              N/A              7.015 0
                      12/31/2009              7.015              8.962 0
                      12/31/2010              8.962              9.730 0
                      12/31/2011              9.730              9.033 0
                      12/31/2012              9.033              9.830 0
                      12/31/2013              9.830              12.376 0
3.20%
                      12/31/2013              N/A              13.431 0
3.25%
                      12/31/2013              N/A              13.349 1
3.30%
                      12/31/2009              N/A              8.853 0
                      12/31/2010              8.853              9.597 0
                      12/31/2011              9.597              8.896 0
                      12/31/2012              8.896              9.667 0
                      12/31/2013              9.667              12.153 0
3.40%
                      12/31/2013              N/A              13.108 0
3.45%
                      12/31/2013              N/A              13.028 0
3.55%
                      12/31/2013              N/A              12.870 0
BlackRock Global Allocation V.I. Fund
1.65%
                      12/31/2008              N/A              7.906 0
                      12/31/2009              7.906              9.403 94
                      12/31/2010              9.403              10.152 1131
                      12/31/2011              10.152              9.623 1947
                      12/31/2012              9.623              10.408 2129
                      12/31/2013              10.408              11.714 2002
1.70%
                      12/31/2008              N/A              7.903 4
                      12/31/2009              7.903              9.396 158
                      12/31/2010              9.396              10.139 443
                      12/31/2011              10.139              9.605 944
                      12/31/2012              9.605              10.384 1181
                      12/31/2013              10.384              11.680 1255

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
                      12/31/2009              N/A              9.388 4
                      12/31/2010              9.388              10.125 19
                      12/31/2011              10.125              9.588 31
                      12/31/2012              9.588              10.360 33
                      12/31/2013              10.360              11.647 30
1.80%
                      12/31/2008              N/A              7.898 23
                      12/31/2009              7.898              9.380 111
                      12/31/2010              9.380              10.112 159
                      12/31/2011              10.112              9.570 137
                      12/31/2012              9.570              10.335 142
                      12/31/2013              10.335              11.614 108
1.90%
                      12/31/2008              N/A              7.893 1
                      12/31/2009              7.893              9.364 162
                      12/31/2010              9.364              10.085 490
                      12/31/2011              10.085              9.535 657
                      12/31/2012              9.535              10.287 647
                      12/31/2013              10.287              11.549 602
1.95%
                      12/31/2008              N/A              7.890 0
                      12/31/2009              7.890              9.356 212
                      12/31/2010              9.356              10.071 347
                      12/31/2011              10.071              9.518 855
                      12/31/2012              9.518              10.263 943
                      12/31/2013              10.263              11.516 946
2.05%
                      12/31/2008              N/A              7.885 38
                      12/31/2009              7.885              9.341 48
                      12/31/2010              9.341              10.044 33
                      12/31/2011              10.044              9.483 51
                      12/31/2012              9.483              10.215 73
                      12/31/2013              10.215              11.451 74
2.10%
                      12/31/2008              N/A              7.882 35
                      12/31/2009              7.882              9.333 170
                      12/31/2010              9.333              10.031 166
                      12/31/2011              10.031              9.465 172
                      12/31/2012              9.465              10.191 172
                      12/31/2013              10.191              11.418 151
2.15%
                      12/31/2008              N/A              7.880 3
                      12/31/2009              7.880              9.325 4
                      12/31/2010              9.325              10.018 3
                      12/31/2011              10.018              9.448 5
                      12/31/2012              9.448              10.168 6
                      12/31/2013              10.168              11.386 5
2.20%
                      12/31/2008              N/A              7.877 1
                      12/31/2009              7.877              9.317 98
                      12/31/2010              9.317              10.004 151
                      12/31/2011              10.004              9.431 226
                      12/31/2012              9.431              10.144 275
                      12/31/2013              10.144              11.354 312

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

78

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2008              N/A              7.874 11
                      12/31/2009              7.874              9.310 65
                      12/31/2010              9.310              9.991 64
                      12/31/2011              9.991              9.414 64
                      12/31/2012              9.414              10.120 70
                      12/31/2013              10.120              11.321 70
2.30%
                      12/31/2008              N/A              7.872 18
                      12/31/2009              7.872              9.302 33
                      12/31/2010              9.302              9.978 34
                      12/31/2011              9.978              9.396 30
                      12/31/2012              9.396              10.097 21
                      12/31/2013              10.097              11.289 6
2.35%
                      12/31/2008              N/A              7.869 61
                      12/31/2009              7.869              9.294 218
                      12/31/2010              9.294              9.964 223
                      12/31/2011              9.964              9.379 223
                      12/31/2012              9.379              10.073 225
                      12/31/2013              10.073              11.257 192
2.40%
                      12/31/2008              N/A              7.866 5
                      12/31/2009              7.866              9.286 34
                      12/31/2010              9.286              9.951 42
                      12/31/2011              9.951              9.362 30
                      12/31/2012              9.362              10.049 30
                      12/31/2013              10.049              11.225 45
2.45%
                      12/31/2008              N/A              7.864 6
                      12/31/2009              7.864              9.278 27
                      12/31/2010              9.278              9.938 26
                      12/31/2011              9.938              9.345 25
                      12/31/2012              9.345              10.026 17
                      12/31/2013              10.026              11.194 16
2.50%
                      12/31/2008              N/A              7.861 21
                      12/31/2009              7.861              9.271 59
                      12/31/2010              9.271              9.924 63
                      12/31/2011              9.924              9.328 80
                      12/31/2012              9.328              10.003 93
                      12/31/2013              10.003              11.162 54
2.55%
                      12/31/2008              N/A              7.858 1
                      12/31/2009              7.858              9.263 1
                      12/31/2010              9.263              9.911 1
                      12/31/2011              9.911              9.310 1
                      12/31/2012              9.310              9.979 1
                      12/31/2013              9.979              11.130 1
2.60%
                      12/31/2008              N/A              7.856 20
                      12/31/2009              7.856              9.255 31
                      12/31/2010              9.255              9.898 29
                      12/31/2011              9.898              9.293 30
                      12/31/2012              9.293              9.956 33
                      12/31/2013              9.956              11.099 49

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2008              N/A              7.853 8
                      12/31/2009              7.853              9.248 28
                      12/31/2010              9.248              9.885 45
                      12/31/2011              9.885              9.276 33
                      12/31/2012              9.276              9.933 47
                      12/31/2013              9.933              11.067 65
2.70%
                      12/31/2008              N/A              7.851 0
                      12/31/2009              7.851              9.240 12
                      12/31/2010              9.240              9.871 38
                      12/31/2011              9.871              9.259 30
                      12/31/2012              9.259              9.910 30
                      12/31/2013              9.910              11.036 30
2.75%
                      12/31/2008              N/A              7.848 0
                      12/31/2009              7.848              9.232 10
                      12/31/2010              9.232              9.858 11
                      12/31/2011              9.858              9.242 11
                      12/31/2012              9.242              9.886 11
                      12/31/2013              9.886              11.005 12
2.80%
                      12/31/2008              N/A              7.845 0
                      12/31/2009              7.845              9.224 4
                      12/31/2010              9.224              9.845 19
                      12/31/2011              9.845              9.225 10
                      12/31/2012              9.225              9.863 10
                      12/31/2013              9.863              10.974 19
2.85%
                      12/31/2008              N/A              7.843 0
                      12/31/2009              7.843              9.217 31
                      12/31/2010              9.217              9.832 63
                      12/31/2011              9.832              9.209 66
                      12/31/2012              9.209              9.840 60
                      12/31/2013              9.840              10.942 75
2.90%
                      12/31/2008              N/A              7.840 2
                      12/31/2009              7.840              9.209 108
                      12/31/2010              9.209              9.819 129
                      12/31/2011              9.819              9.192 129
                      12/31/2012              9.192              9.817 121
                      12/31/2013              9.817              10.911 146
2.95%
                      12/31/2013              N/A              10.881 0
3.00%
                      12/31/2008              N/A              7.835 0
                      12/31/2009              7.835              9.194 0
                      12/31/2010              9.194              9.793 0
                      12/31/2011              9.793              9.158 0
                      12/31/2012              9.158              9.772 0
                      12/31/2013              9.772              10.850 10

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

79

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2008              N/A              7.832 0
                      12/31/2009              7.832              9.186 52
                      12/31/2010              9.186              9.780 56
                      12/31/2011              9.780              9.141 52
                      12/31/2012              9.141              9.749 50
                      12/31/2013              9.749              10.819 64
3.10%
                      12/31/2013              N/A              10.788 9
3.15%
                      12/31/2008              N/A              12.590 0
                      12/31/2009              12.590              14.751 19
                      12/31/2010              14.751              15.689 20
                      12/31/2011              15.689              14.650 20
                      12/31/2012              14.650              15.608 20
                      12/31/2013              15.608              10.758 21
3.20%
                      12/31/2013              N/A              25.835 0
3.25%
                      12/31/2013              N/A              25.554 0
3.30%
                      12/31/2009              N/A              9.148 0
                      12/31/2010              9.148              9.714 6
                      12/31/2011              9.714              9.058 0
                      12/31/2012              9.058              9.635 0
                      12/31/2013              9.635              10.667 4
3.40%
                      12/31/2013              N/A              24.729 0
3.45%
                      12/31/2013              N/A              24.460 0
3.55%
                      12/31/2013              N/A              23.931 2
Davis VA Financial Portfolio
1.65%
                      12/31/2007              N/A              15.522 0
                      12/31/2008              15.522              8.189 1
                      12/31/2009              8.189              11.372 1
                      12/31/2010              11.372              12.427 1
                      12/31/2011              12.427              11.251 1
                      12/31/2012              11.251              13.150 1
                      12/31/2013              13.150              16.978 1
1.70%
                      12/31/2007              N/A              15.460 0
                      12/31/2008              15.460              8.152 0
                      12/31/2009              8.152              11.315 0
                      12/31/2010              11.315              12.359 0
                      12/31/2011              12.359              11.185 0
                      12/31/2012              11.185              13.065 0
                      12/31/2013              13.065              16.860 0
1.75%
                      12/31/2009              N/A              8.877 0
                      12/31/2010              8.877              9.691 0
                      12/31/2011              9.691              8.765 0
                      12/31/2012              8.765              10.234 0
                      12/31/2013              10.234              13.200 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
                      12/31/2008              N/A              8.080 1
                      12/31/2009              8.080              11.204 6
                      12/31/2010              11.204              12.225 5
                      12/31/2011              12.225              11.052 6
                      12/31/2012              11.052              12.897 5
                      12/31/2013              12.897              16.627 3
1.90%
                      12/31/2007              N/A              12.015 1
                      12/31/2008              12.015              6.323 2
                      12/31/2009              6.323              8.758 1
                      12/31/2010              8.758              9.547 1
                      12/31/2011              9.547              8.622 0
                      12/31/2012              8.622              10.052 0
                      12/31/2013              10.052              12.946 0
1.95%
                      12/31/2007              N/A              15.157 0
                      12/31/2008              15.157              7.972 0
                      12/31/2009              7.972              11.038 6
                      12/31/2010              11.038              12.026 15
                      12/31/2011              12.026              10.856 16
                      12/31/2012              10.856              12.650 15
                      12/31/2013              12.650              16.283 14
2.05%
                      12/31/2008              N/A              7.902 1
                      12/31/2009              7.902              10.929 0
                      12/31/2010              10.929              11.896 0
                      12/31/2011              11.896              10.727 0
                      12/31/2012              10.727              12.487 0
                      12/31/2013              12.487              16.058 0
2.10%
                      12/31/2007              N/A              14.978 0
                      12/31/2008              14.978              7.866 10
                      12/31/2009              7.866              10.875 11
                      12/31/2010              10.875              11.831 11
                      12/31/2011              11.831              10.664 11
                      12/31/2012              10.664              12.407 10
                      12/31/2013              12.407              15.947 7
2.15%
                      12/31/2008              N/A              7.831 0
                      12/31/2009              7.831              10.821 0
                      12/31/2010              10.821              11.767 0
                      12/31/2011              11.767              10.600 0
                      12/31/2012              10.600              12.327 0
                      12/31/2013              12.327              15.836 0
2.20%
                      12/31/2007              N/A              11.767 0
                      12/31/2008              11.767              6.174 0
                      12/31/2009              6.174              8.526 4
                      12/31/2010              8.526              9.266 3
                      12/31/2011              9.266              8.344 2
                      12/31/2012              8.344              9.698 2
                      12/31/2013              9.698              12.453 2

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

80

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2007              N/A              14.801 0
                      12/31/2008              14.801              7.762 3
                      12/31/2009              7.762              10.714 4
                      12/31/2010              10.714              11.639 4
                      12/31/2011              11.639              10.475 5
                      12/31/2012              10.475              12.168 4
                      12/31/2013              12.168              15.617 3
2.30%
                      12/31/2008              N/A              6.125 0
                      12/31/2009              6.125              8.450 0
                      12/31/2010              8.450              9.175 0
                      12/31/2011              9.175              8.253 0
                      12/31/2012              8.253              9.583 0
                      12/31/2013              9.583              12.292 0
2.35%
                      12/31/2007              N/A              14.684 0
                      12/31/2008              14.684              7.693 6
                      12/31/2009              7.693              10.608 6
                      12/31/2010              10.608              11.512 6
                      12/31/2011              11.512              10.351 6
                      12/31/2012              10.351              12.012 3
                      12/31/2013              12.012              15.401 2
2.40%
                      12/31/2007              N/A              14.626 0
                      12/31/2008              14.626              7.659 3
                      12/31/2009              7.659              10.556 5
                      12/31/2010              10.556              11.449 5
                      12/31/2011              11.449              10.289 5
                      12/31/2012              10.289              11.935 3
                      12/31/2013              11.935              15.294 3
2.45%
                      12/31/2008              N/A              7.624 0
                      12/31/2009              7.624              10.504 1
                      12/31/2010              10.504              11.387 2
                      12/31/2011              11.387              10.228 0
                      12/31/2012              10.228              11.858 0
                      12/31/2013              11.858              15.188 0
2.50%
                      12/31/2007              N/A              14.511 0
                      12/31/2008              14.511              7.591 1
                      12/31/2009              7.591              10.452 1
                      12/31/2010              10.452              11.325 1
                      12/31/2011              11.325              10.167 1
                      12/31/2012              10.167              11.781 1
                      12/31/2013              11.781              15.083 0
2.55%
                      12/31/2007              N/A              14.454 0
                      12/31/2008              14.454              7.557 1
                      12/31/2009              7.557              10.400 0
                      12/31/2010              10.400              11.263 0
                      12/31/2011              11.263              10.107 0
                      12/31/2012              10.107              11.706 0
                      12/31/2013              11.706              14.978 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              11.444 0
                      12/31/2008              11.444              5.980 1
                      12/31/2009              5.980              8.226 1
                      12/31/2010              8.226              8.905 1
                      12/31/2011              8.905              7.986 1
                      12/31/2012              7.986              9.245 1
                      12/31/2013              9.245              11.824 1
2.65%
                      12/31/2007              N/A              14.340 0
                      12/31/2008              14.340              7.490 0
                      12/31/2009              7.490              10.297 2
                      12/31/2010              10.297              11.141 2
                      12/31/2011              11.141              9.987 2
                      12/31/2012              9.987              11.555 2
                      12/31/2013              11.555              14.771 2
2.70%
                      12/31/2008              N/A              7.456 0
                      12/31/2009              7.456              10.246 0
                      12/31/2010              10.246              11.080 0
                      12/31/2011              11.080              9.928 0
                      12/31/2012              9.928              11.481 0
                      12/31/2013              11.481              14.668 0
2.75%
                      12/31/2007              N/A              11.325 0
                      12/31/2008              11.325              5.909 4
                      12/31/2009              5.909              8.116 4
                      12/31/2010              8.116              8.773 3
                      12/31/2011              8.773              7.856 4
                      12/31/2012              7.856              9.081 2
                      12/31/2013              9.081              11.596 1
2.80%
                      12/31/2007              N/A              14.170 0
                      12/31/2008              14.170              7.390 0
                      12/31/2009              7.390              10.145 0
                      12/31/2010              10.145              10.960 0
                      12/31/2011              10.960              9.810 0
                      12/31/2012              9.810              11.333 0
                      12/31/2013              11.333              14.465 0
2.85%
                      12/31/2008              N/A              7.357 0
                      12/31/2009              7.357              10.095 4
                      12/31/2010              10.095              10.900 4
                      12/31/2011              10.900              9.752 4
                      12/31/2012              9.752              11.260 4
                      12/31/2013              11.260              14.365 5
2.90%
                      12/31/2007              N/A              11.208 0
                      12/31/2008              11.208              5.839 1
                      12/31/2009              5.839              8.008 1
                      12/31/2010              8.008              8.643 1
                      12/31/2011              8.643              7.728 2
                      12/31/2012              7.728              8.919 2
                      12/31/2013              8.919              11.373 2

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

81

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
                      12/31/2013              N/A              14.166 0
3.00%
                      12/31/2008              N/A              7.259 0
                      12/31/2009              7.259              9.946 0
                      12/31/2010              9.946              10.723 0
                      12/31/2011              10.723              9.579 0
                      12/31/2012              9.579              11.044 0
                      12/31/2013              11.044              14.068 0
3.05%
                      12/31/2007              N/A              11.091 0
                      12/31/2008              11.091              5.770 0
                      12/31/2009              5.770              7.901 0
                      12/31/2010              7.901              8.515 0
                      12/31/2011              8.515              7.602 0
                      12/31/2012              7.602              8.761 0
                      12/31/2013              8.761              11.154 0
3.10%
                      12/31/2013              N/A              13.873 1
3.15%
                      12/31/2008              N/A              7.163 0
                      12/31/2009              7.163              9.799 0
                      12/31/2010              9.799              10.549 0
                      12/31/2011              10.549              9.409 0
                      12/31/2012              9.409              10.832 0
                      12/31/2013              10.832              13.777 0
3.20%
                      12/31/2013              N/A              13.093 0
3.25%
                      12/31/2013              N/A              12.998 1
3.30%
                      12/31/2009              N/A              7.726 0
                      12/31/2010              7.726              8.305 0
                      12/31/2011              8.305              7.397 0
                      12/31/2012              7.397              8.503 0
                      12/31/2013              8.503              10.798 0
3.40%
                      12/31/2013              N/A              12.718 0
3.45%
                      12/31/2013              N/A              12.626 0
3.55%
                      12/31/2013              N/A              12.444 0
Fidelity VIP FundsManager 50% Portfolio
1.65%
                      12/31/2011              N/A              10.627 3
                      12/31/2012              10.627              11.510 15
                      12/31/2013              11.510              12.982 6
1.70%
                      12/31/2011              N/A              10.596 15
                      12/31/2012              10.596              11.472 21
                      12/31/2013              11.472              12.932 27
1.75%
                      12/31/2011              N/A              10.566 0
                      12/31/2012              10.566              11.433 0
                      12/31/2013              11.433              12.882 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
                      12/31/2011              N/A              10.536 0
                      12/31/2012              10.536              11.395 0
                      12/31/2013              11.395              12.832 0
1.90%
                      12/31/2011              N/A              10.476 17
                      12/31/2012              10.476              11.318 17
                      12/31/2013              11.318              12.733 20
1.95%
                      12/31/2011              N/A              10.446 51
                      12/31/2012              10.446              11.280 71
                      12/31/2013              11.280              12.684 79
2.05%
                      12/31/2011              N/A              10.387 0
                      12/31/2012              10.387              11.205 0
                      12/31/2013              11.205              12.587 0
2.10%
                      12/31/2011              N/A              10.357 0
                      12/31/2012              10.357              11.167 0
                      12/31/2013              11.167              12.538 8
2.15%
                      12/31/2011              N/A              10.327 0
                      12/31/2012              10.327              11.130 0
                      12/31/2013              11.130              12.490 0
2.20%
                      12/31/2011              N/A              10.298 2
                      12/31/2012              10.298              11.092 2
                      12/31/2013              11.092              12.442 2
2.25%
                      12/31/2011              N/A              10.268 0
                      12/31/2012              10.268              11.055 0
                      12/31/2013              11.055              12.394 0
2.30%
                      12/31/2011              N/A              10.239 0
                      12/31/2012              10.239              11.018 0
                      12/31/2013              11.018              12.346 0
2.35%
                      12/31/2011              N/A              10.210 0
                      12/31/2012              10.210              10.981 0
                      12/31/2013              10.981              12.298 0
2.40%
                      12/31/2011              N/A              10.181 0
                      12/31/2012              10.181              10.944 0
                      12/31/2013              10.944              12.251 0
2.45%
                      12/31/2011              N/A              10.152 0
                      12/31/2012              10.152              10.907 0
                      12/31/2013              10.907              12.204 0
2.50%
                      12/31/2011              N/A              10.123 0
                      12/31/2012              10.123              10.871 0
                      12/31/2013              10.871              12.157 0
2.55%
                      12/31/2011              N/A              10.094 0
                      12/31/2012              10.094              10.834 0
                      12/31/2013              10.834              12.110 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

82

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2011              N/A              10.065 3
                      12/31/2012              10.065              10.798 3
                      12/31/2013              10.798              12.063 0
2.65%
                      12/31/2011              N/A              10.036 0
                      12/31/2012              10.036              10.762 0
                      12/31/2013              10.762              12.017 0
2.70%
                      12/31/2011              N/A              10.008 0
                      12/31/2012              10.008              10.726 0
                      12/31/2013              10.726              11.970 0
2.75%
                      12/31/2011              N/A              9.979 2
                      12/31/2012              9.979              10.690 2
                      12/31/2013              10.690              11.924 0
2.80%
                      12/31/2011              N/A              9.950 0
                      12/31/2012              9.950              10.654 0
                      12/31/2013              10.654              11.878 0
2.85%
                      12/31/2011              N/A              9.922 0
                      12/31/2012              9.922              10.618 0
                      12/31/2013              10.618              11.832 0
2.90%
                      12/31/2011              N/A              9.894 0
                      12/31/2012              9.894              10.582 0
                      12/31/2013              10.582              11.787 0
2.95%
                      12/31/2013              N/A              11.741 0
3.00%
                      12/31/2011              N/A              9.837 0
                      12/31/2012              9.837              10.511 0
                      12/31/2013              10.511              11.696 0
3.05%
                      12/31/2011              N/A              9.809 0
                      12/31/2012              9.809              10.476 0
                      12/31/2013              10.476              11.651 0
3.10%
                      12/31/2013              N/A              11.606 0
3.15%
                      12/31/2011              N/A              9.753 0
                      12/31/2012              9.753              10.406 0
                      12/31/2013              10.406              11.561 0
3.20%
                      12/31/2013              N/A              11.511 0
3.25%
                      12/31/2013              N/A              11.466 2
3.30%
                      12/31/2011              N/A              9.670 0
                      12/31/2012              9.670              10.301 0
                      12/31/2013              10.301              11.428 0
3.40%
                      12/31/2013              N/A              11.334 0
3.45%
                      12/31/2013              N/A              11.290 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.55%
                      12/31/2013              N/A              11.203 0
Fidelity VIP FundsManager 60% Portfolio
1.65%
                      12/31/2011              N/A              9.586 50
                      12/31/2012              9.586              10.509 54
                      12/31/2013              10.509              12.238 50
1.70%
                      12/31/2011              N/A              9.565 66
                      12/31/2012              9.565              10.481 85
                      12/31/2013              10.481              12.199 89
1.75%
                      12/31/2011              N/A              9.544 0
                      12/31/2012              9.544              10.453 0
                      12/31/2013              10.453              12.160 0
1.80%
                      12/31/2011              N/A              9.523 0
                      12/31/2012              9.523              10.425 0
                      12/31/2013              10.425              12.122 0
1.90%
                      12/31/2011              N/A              9.482 14
                      12/31/2012              9.482              10.369 31
                      12/31/2013              10.369              12.045 37
1.95%
                      12/31/2011              N/A              9.461 26
                      12/31/2012              9.461              10.341 46
                      12/31/2013              10.341              12.007 49
2.05%
                      12/31/2011              N/A              9.420 0
                      12/31/2012              9.420              10.286 0
                      12/31/2013              10.286              11.930 0
2.10%
                      12/31/2011              N/A              9.399 0
                      12/31/2012              9.399              10.258 0
                      12/31/2013              10.258              11.893 0
2.15%
                      12/31/2011              N/A              9.379 0
                      12/31/2012              9.379              10.231 0
                      12/31/2013              10.231              11.855 0
2.20%
                      12/31/2011              N/A              9.358 18
                      12/31/2012              9.358              10.203 24
                      12/31/2013              10.203              11.817 19
2.25%
                      12/31/2011              N/A              9.338 0
                      12/31/2012              9.338              10.176 0
                      12/31/2013              10.176              11.780 0
2.30%
                      12/31/2011              N/A              9.318 0
                      12/31/2012              9.318              10.149 0
                      12/31/2013              10.149              11.742 0
2.35%
                      12/31/2011              N/A              9.297 0
                      12/31/2012              9.297              10.122 0
                      12/31/2013              10.122              11.705 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

83

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
                      12/31/2011              N/A              9.277 0
                      12/31/2012              9.277              10.094 0
                      12/31/2013              10.094              11.668 0
2.45%
                      12/31/2011              N/A              9.257 5
                      12/31/2012              9.257              10.067 5
                      12/31/2013              10.067              11.631 2
2.50%
                      12/31/2011              N/A              9.237 0
                      12/31/2012              9.237              10.040 0
                      12/31/2013              10.040              11.594 0
2.55%
                      12/31/2011              N/A              9.217 0
                      12/31/2012              9.217              10.014 0
                      12/31/2013              10.014              11.557 0
2.60%
                      12/31/2011              N/A              9.197 0
                      12/31/2012              9.197              9.987 0
                      12/31/2013              9.987              11.520 5
2.65%
                      12/31/2011              N/A              9.177 0
                      12/31/2012              9.177              9.960 0
                      12/31/2013              9.960              11.483 0
2.70%
                      12/31/2011              N/A              9.157 0
                      12/31/2012              9.157              9.933 0
                      12/31/2013              9.933              11.447 0
2.75%
                      12/31/2011              N/A              9.137 0
                      12/31/2012              9.137              9.907 0
                      12/31/2013              9.907              11.411 0
2.80%
                      12/31/2011              N/A              9.117 0
                      12/31/2012              9.117              9.880 0
                      12/31/2013              9.880              11.374 0
2.85%
                      12/31/2011              N/A              9.097 0
                      12/31/2012              9.097              9.854 0
                      12/31/2013              9.854              11.338 0
2.90%
                      12/31/2011              N/A              9.077 0
                      12/31/2012              9.077              9.827 0
                      12/31/2013              9.827              11.302 0
2.95%
                      12/31/2013              N/A              11.266 0
3.00%
                      12/31/2011              N/A              9.038 0
                      12/31/2012              9.038              9.775 0
                      12/31/2013              9.775              11.230 0
3.05%
                      12/31/2011              N/A              9.018 0
                      12/31/2012              9.018              9.748 0
                      12/31/2013              9.748              11.195 0
3.10%
                      12/31/2013              N/A              11.159 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
                      12/31/2011              N/A              8.979 0
                      12/31/2012              8.979              9.696 0
                      12/31/2013              9.696              11.124 0
3.20%
                      12/31/2013              N/A              11.083 0
3.25%
                      12/31/2013              N/A              11.047 0
3.30%
                      12/31/2011              N/A              8.920 0
                      12/31/2012              8.920              9.619 0
                      12/31/2013              9.619              11.018 0
3.40%
                      12/31/2013              N/A              10.942 0
3.45%
                      12/31/2013              N/A              10.907 0
3.55%
                      12/31/2013              N/A              10.838 0
Franklin Founding Funds Allocation VIP Fund
1.65%
                      12/31/2007              N/A              9.235 8
                      12/31/2008              9.235              5.825 47
                      12/31/2009              5.825              7.463 38
                      12/31/2010              7.463              8.093 5
                      12/31/2011              8.093              7.839 11
                      12/31/2012              7.839              8.892 12
                      12/31/2013              8.892              10.825 8
1.70%
                      12/31/2007              N/A              9.232 2
                      12/31/2008              9.232              5.821 43
                      12/31/2009              5.821              7.454 52
                      12/31/2010              7.454              8.079 53
                      12/31/2011              8.079              7.821 64
                      12/31/2012              7.821              8.867 58
                      12/31/2013              8.867              10.790 47
1.75%
                      12/31/2009              N/A              7.444 0
                      12/31/2010              7.444              8.065 2
                      12/31/2011              8.065              7.804 3
                      12/31/2012              7.804              8.843 3
                      12/31/2013              8.843              10.755 1
1.80%
                      12/31/2008              N/A              5.812 30
                      12/31/2009              5.812              7.435 27
                      12/31/2010              7.435              8.051 27
                      12/31/2011              8.051              7.786 24
                      12/31/2012              7.786              8.819 21
                      12/31/2013              8.819              10.720 17
1.90%
                      12/31/2007              N/A              9.223 5
                      12/31/2008              9.223              5.803 55
                      12/31/2009              5.803              7.417 54
                      12/31/2010              7.417              8.023 1
                      12/31/2011              8.023              7.751 4
                      12/31/2012              7.751              8.770 3
                      12/31/2013              8.770              10.651 2

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

84

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              9.221 2
                      12/31/2008              9.221              5.799 6
                      12/31/2009              5.799              7.407 12
                      12/31/2010              7.407              8.009 10
                      12/31/2011              8.009              7.734 15
                      12/31/2012              7.734              8.746 14
                      12/31/2013              8.746              10.616 10
2.05%
                      12/31/2008              N/A              5.790 1
                      12/31/2009              5.790              7.389 10
                      12/31/2010              7.389              7.981 11
                      12/31/2011              7.981              7.699 10
                      12/31/2012              7.699              8.698 10
                      12/31/2013              8.698              10.547 8
2.10%
                      12/31/2007              N/A              9.214 0
                      12/31/2008              9.214              5.786 138
                      12/31/2009              5.786              7.380 175
                      12/31/2010              7.380              7.967 240
                      12/31/2011              7.967              7.682 241
                      12/31/2012              7.682              8.674 237
                      12/31/2013              8.674              10.513 184
2.15%
                      12/31/2008              N/A              5.781 0
                      12/31/2009              5.781              7.370 0
                      12/31/2010              7.370              7.953 0
                      12/31/2011              7.953              7.664 0
                      12/31/2012              7.664              8.650 0
                      12/31/2013              8.650              10.479 0
2.20%
                      12/31/2007              N/A              9.203 68
                      12/31/2008              9.203              5.773 77
                      12/31/2009              5.773              7.356 33
                      12/31/2010              7.356              7.934 19
                      12/31/2011              7.934              7.642 20
                      12/31/2012              7.642              8.621 17
                      12/31/2013              8.621              10.438 15
2.25%
                      12/31/2007              N/A              9.207 0
                      12/31/2008              9.207              5.773 54
                      12/31/2009              5.773              7.352 55
                      12/31/2010              7.352              7.925 52
                      12/31/2011              7.925              7.630 48
                      12/31/2012              7.630              8.603 42
                      12/31/2013              8.603              10.411 33
2.30%
                      12/31/2008              N/A              5.769 5
                      12/31/2009              5.769              7.343 3
                      12/31/2010              7.343              7.912 3
                      12/31/2011              7.912              7.613 3
                      12/31/2012              7.613              8.580 3
                      12/31/2013              8.580              10.377 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
                      12/31/2007              N/A              9.203 0
                      12/31/2008              9.203              5.764 57
                      12/31/2009              5.764              7.334 134
                      12/31/2010              7.334              7.898 113
                      12/31/2011              7.898              7.596 110
                      12/31/2012              7.596              8.556 101
                      12/31/2013              8.556              10.344 92
2.40%
                      12/31/2007              N/A              9.200 0
                      12/31/2008              9.200              5.760 45
                      12/31/2009              5.760              7.325 57
                      12/31/2010              7.325              7.884 51
                      12/31/2011              7.884              7.579 42
                      12/31/2012              7.579              8.533 41
                      12/31/2013              8.533              10.310 21
2.45%
                      12/31/2008              N/A              5.755 1
                      12/31/2009              5.755              7.315 11
                      12/31/2010              7.315              7.870 11
                      12/31/2011              7.870              7.561 10
                      12/31/2012              7.561              8.509 10
                      12/31/2013              8.509              10.276 9
2.50%
                      12/31/2007              N/A              9.196 0
                      12/31/2008              9.196              5.751 29
                      12/31/2009              5.751              7.306 33
                      12/31/2010              7.306              7.856 32
                      12/31/2011              7.856              7.545 29
                      12/31/2012              7.545              8.486 28
                      12/31/2013              8.486              10.243 11
2.55%
                      12/31/2007              N/A              9.194 0
                      12/31/2008              9.194              5.747 1
                      12/31/2009              5.747              7.297 1
                      12/31/2010              7.297              7.843 3
                      12/31/2011              7.843              7.528 2
                      12/31/2012              7.528              8.462 1
                      12/31/2013              8.462              10.210 1
2.60%
                      12/31/2007              N/A              9.191 0
                      12/31/2008              9.191              5.742 122
                      12/31/2009              5.742              7.288 87
                      12/31/2010              7.288              7.829 139
                      12/31/2011              7.829              7.511 132
                      12/31/2012              7.511              8.439 130
                      12/31/2013              8.439              10.176 157
2.65%
                      12/31/2007              N/A              9.189 0
                      12/31/2008              9.189              5.738 2
                      12/31/2009              5.738              7.279 29
                      12/31/2010              7.279              7.815 30
                      12/31/2011              7.815              7.494 29
                      12/31/2012              7.494              8.416 29
                      12/31/2013              8.416              10.144 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

85

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2008              N/A              5.734 0
                      12/31/2009              5.734              7.270 3
                      12/31/2010              7.270              7.802 3
                      12/31/2011              7.802              7.477 3
                      12/31/2012              7.477              8.393 3
                      12/31/2013              8.393              10.111 3
2.75%
                      12/31/2007              N/A              9.185 0
                      12/31/2008              9.185              5.729 26
                      12/31/2009              5.729              7.260 53
                      12/31/2010              7.260              7.788 60
                      12/31/2011              7.788              7.460 50
                      12/31/2012              7.460              8.369 43
                      12/31/2013              8.369              10.078 35
2.80%
                      12/31/2007              N/A              9.182 0
                      12/31/2008              9.182              5.726 22
                      12/31/2009              5.726              7.252 22
                      12/31/2010              7.252              7.775 23
                      12/31/2011              7.775              7.444 23
                      12/31/2012              7.444              8.347 22
                      12/31/2013              8.347              10.046 19
2.85%
                      12/31/2008              N/A              5.721 0
                      12/31/2009              5.721              7.243 2
                      12/31/2010              7.243              7.761 2
                      12/31/2011              7.761              7.427 2
                      12/31/2012              7.427              8.324 0
                      12/31/2013              8.324              10.013 1
2.90%
                      12/31/2007              N/A              9.171 0
                      12/31/2008              9.171              5.713 186
                      12/31/2009              5.713              7.228 241
                      12/31/2010              7.228              7.741 230
                      12/31/2011              7.741              7.405 217
                      12/31/2012              7.405              8.295 202
                      12/31/2013              8.295              9.973 218
2.95%
                      12/31/2013              N/A              9.947 0
3.00%
                      12/31/2008              N/A              5.708 0
                      12/31/2009              5.708              7.215 1
                      12/31/2010              7.215              7.720 1
                      12/31/2011              7.720              7.377 1
                      12/31/2012              7.377              8.255 1
                      12/31/2013              8.255              9.915 14
3.05%
                      12/31/2007              N/A              9.164 0
                      12/31/2008              9.164              5.700 15
                      12/31/2009              5.700              7.201 8
                      12/31/2010              7.201              7.701 8
                      12/31/2011              7.701              7.355 8
                      12/31/2012              7.355              8.226 8
                      12/31/2013              8.226              9.876 34

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
                      12/31/2013              N/A              9.851 1
3.15%
                      12/31/2008              N/A              5.695 0
                      12/31/2009              5.695              7.188 0
                      12/31/2010              7.188              7.679 0
                      12/31/2011              7.679              7.327 0
                      12/31/2012              7.327              8.187 0
                      12/31/2013              8.187              9.819 0
3.20%
                      12/31/2013              N/A              10.085 0
3.25%
                      12/31/2013              N/A              10.053 5
3.30%
                      12/31/2009              N/A              7.161 0
                      12/31/2010              7.161              7.639 0
                      12/31/2011              7.639              7.278 0
                      12/31/2012              7.278              8.120 0
                      12/31/2013              8.120              9.723 0
3.40%
                      12/31/2013              N/A              9.955 0
3.45%
                      12/31/2013              N/A              9.922 0
3.55%
                      12/31/2013              N/A              9.858 0
Franklin High Income VIP Fund
1.65%
                      12/31/2007              N/A              24.212 0
                      12/31/2008              24.212              18.247 0
                      12/31/2009              18.247              25.612 4
                      12/31/2010              25.612              28.533 24
                      12/31/2011              28.533              29.347 36
                      12/31/2012              29.347              33.355 33
                      12/31/2013              33.355              35.378 36
1.70%
                      12/31/2007              N/A              23.984 0
                      12/31/2008              23.984              18.066 2
                      12/31/2009              18.066              25.345 7
                      12/31/2010              25.345              28.221 24
                      12/31/2011              28.221              29.012 43
                      12/31/2012              29.012              32.958 43
                      12/31/2013              32.958              34.939 43
1.75%
                      12/31/2009              N/A              25.076 0
                      12/31/2010              25.076              27.907 3
                      12/31/2011              27.907              28.675 3
                      12/31/2012              28.675              32.559 4
                      12/31/2013              32.559              34.499 4
1.80%
                      12/31/2008              N/A              17.709 7
                      12/31/2009              17.709              24.819 15
                      12/31/2010              24.819              27.608 15
                      12/31/2011              27.608              28.354 15
                      12/31/2012              28.354              32.178 16
                      12/31/2013              32.178              34.078 16

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

86

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
                      12/31/2007              N/A              23.111 0
                      12/31/2008              23.111              17.374 4
                      12/31/2009              17.374              24.325 7
                      12/31/2010              24.325              27.032 21
                      12/31/2011              27.032              27.734 29
                      12/31/2012              27.734              31.443 24
                      12/31/2013              31.443              33.266 21
1.95%
                      12/31/2007              N/A              22.874 0
                      12/31/2008              22.874              17.187 0
                      12/31/2009              17.187              24.052 8
                      12/31/2010              24.052              26.714 12
                      12/31/2011              26.714              27.394 16
                      12/31/2012              27.394              31.042 16
                      12/31/2013              31.042              32.826 12
2.05%
                      12/31/2008              N/A              16.848 0
                      12/31/2009              16.848              23.553 2
                      12/31/2010              23.553              26.134 4
                      12/31/2011              26.134              26.773 6
                      12/31/2012              26.773              30.308 6
                      12/31/2013              30.308              32.017 5
2.10%
                      12/31/2007              N/A              22.233 0
                      12/31/2008              22.233              16.680 3
                      12/31/2009              16.680              23.307 9
                      12/31/2010              23.307              25.849 10
                      12/31/2011              25.849              26.467 14
                      12/31/2012              26.467              29.947 13
                      12/31/2013              29.947              31.620 13
2.15%
                      12/31/2008              N/A              16.515 0
                      12/31/2009              16.515              23.065 0
                      12/31/2010              23.065              25.567 1
                      12/31/2011              25.567              26.165 1
                      12/31/2012              26.165              29.590 1
                      12/31/2013              29.590              31.228 1
2.20%
                      12/31/2007              N/A              20.627 1
                      12/31/2008              20.627              15.460 2
                      12/31/2009              15.460              21.581 8
                      12/31/2010              21.581              23.910 11
                      12/31/2011              23.910              24.458 16
                      12/31/2012              24.458              27.645 15
                      12/31/2013              27.645              29.160 11
2.25%
                      12/31/2007              N/A              21.610 0
                      12/31/2008              21.610              16.188 3
                      12/31/2009              16.188              22.586 13
                      12/31/2010              22.586              25.012 11
                      12/31/2011              25.012              25.572 6
                      12/31/2012              25.572              28.890 7
                      12/31/2013              28.890              30.458 6

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2008              N/A              15.680 2
                      12/31/2009              15.680              21.866 4
                      12/31/2010              21.866              24.202 4
                      12/31/2011              24.202              24.732 4
                      12/31/2012              24.732              27.927 2
                      12/31/2013              27.927              29.428 2
2.35%
                      12/31/2007              N/A              21.204 0
                      12/31/2008              21.204              15.869 5
                      12/31/2009              15.869              22.118 13
                      12/31/2010              22.118              24.468 14
                      12/31/2011              24.468              24.992 12
                      12/31/2012              24.992              28.206 10
                      12/31/2013              28.206              29.707 7
2.40%
                      12/31/2007              N/A              21.004 0
                      12/31/2008              21.004              15.711 0
                      12/31/2009              15.711              21.887 10
                      12/31/2010              21.887              24.201 10
                      12/31/2011              24.201              24.706 8
                      12/31/2012              24.706              27.870 7
                      12/31/2013              27.870              29.339 7
2.45%
                      12/31/2008              N/A              15.555 0
                      12/31/2009              15.555              21.659 3
                      12/31/2010              21.659              23.937 3
                      12/31/2011              23.937              24.425 2
                      12/31/2012              24.425              27.538 2
                      12/31/2013              27.538              28.975 1
2.50%
                      12/31/2007              N/A              20.610 0
                      12/31/2008              20.610              15.401 1
                      12/31/2009              15.401              21.434 3
                      12/31/2010              21.434              23.676 3
                      12/31/2011              23.676              24.146 2
                      12/31/2012              24.146              27.210 2
                      12/31/2013              27.210              28.616 2
2.55%
                      12/31/2007              N/A              20.416 0
                      12/31/2008              20.416              15.248 1
                      12/31/2009              15.248              21.210 1
                      12/31/2010              21.210              23.417 1
                      12/31/2011              23.417              23.870 1
                      12/31/2012              23.870              26.886 1
                      12/31/2013              26.886              28.261 1
2.60%
                      12/31/2007              N/A              20.264 0
                      12/31/2008              20.264              15.097 2
                      12/31/2009              15.097              20.989 5
                      12/31/2010              20.989              23.162 11
                      12/31/2011              23.162              23.598 10
                      12/31/2012              23.598              26.566 9
                      12/31/2013              26.566              27.911 6

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

87

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2007              N/A              20.032 0
                      12/31/2008              20.032              14.947 0
                      12/31/2009              14.947              20.770 3
                      12/31/2010              20.770              22.909 1
                      12/31/2011              22.909              23.329 1
                      12/31/2012              23.329              26.250 1
                      12/31/2013              26.250              27.564 0
2.70%
                      12/31/2008              N/A              14.798 2
                      12/31/2009              14.798              20.554 6
                      12/31/2010              20.554              22.659 6
                      12/31/2011              22.659              23.063 6
                      12/31/2012              23.063              25.937 8
                      12/31/2013              25.937              27.223 2
2.75%
                      12/31/2007              N/A              19.701 0
                      12/31/2008              19.701              14.651 0
                      12/31/2009              14.651              20.340 3
                      12/31/2010              20.340              22.411 3
                      12/31/2011              22.411              22.799 1
                      12/31/2012              22.799              25.629 1
                      12/31/2013              25.629              26.885 1
2.80%
                      12/31/2007              N/A              19.471 0
                      12/31/2008              19.471              14.506 2
                      12/31/2009              14.506              20.128 4
                      12/31/2010              20.128              22.167 4
                      12/31/2011              22.167              22.539 3
                      12/31/2012              22.539              25.323 2
                      12/31/2013              25.323              26.552 3
2.85%
                      12/31/2008              N/A              14.362 0
                      12/31/2009              14.362              19.918 0
                      12/31/2010              19.918              21.925 0
                      12/31/2011              21.925              22.282 0
                      12/31/2012              22.282              25.022 0
                      12/31/2013              25.022              26.222 1
2.90%
                      12/31/2007              N/A              18.065 0
                      12/31/2008              18.065              13.445 0
                      12/31/2009              13.445              18.637 4
                      12/31/2010              18.637              20.504 3
                      12/31/2011              20.504              20.828 3
                      12/31/2012              20.828              23.377 3
                      12/31/2013              23.377              24.486 3
2.95%
                      12/31/2013              N/A              25.576 0
3.00%
                      12/31/2008              N/A              13.938 0
                      12/31/2009              13.938              19.302 0
                      12/31/2010              19.302              21.215 0
                      12/31/2011              21.215              21.528 0
                      12/31/2012              21.528              24.139 0
                      12/31/2013              24.139              25.259 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2007              N/A              17.558 0
                      12/31/2008              17.558              13.048 0
                      12/31/2009              13.048              18.060 0
                      12/31/2010              18.060              19.840 7
                      12/31/2011              19.840              20.123 7
                      12/31/2012              20.123              22.552 7
                      12/31/2013              22.552              23.587 3
3.10%
                      12/31/2013              N/A              24.636 7
3.15%
                      12/31/2008              N/A              13.527 0
                      12/31/2009              13.527              18.705 0
                      12/31/2010              18.705              20.527 1
                      12/31/2011              20.527              20.800 1
                      12/31/2012              20.800              23.287 1
                      12/31/2013              23.287              24.331 0
3.20%
                      12/31/2013              N/A              22.971 0
3.25%
                      12/31/2013              N/A              22.686 0
3.30%
                      12/31/2009              N/A              18.126 0
                      12/31/2010              18.126              19.862 0
                      12/31/2011              19.862              20.096 0
                      12/31/2012              20.096              22.465 0
                      12/31/2013              22.465              23.437 0
3.40%
                      12/31/2013              N/A              21.852 1
3.45%
                      12/31/2013              N/A              21.581 0
3.55%
                      12/31/2013              N/A              21.049 5
Franklin Income VIP Fund
1.65%
                      12/31/2007              N/A              46.247 4
                      12/31/2008              46.247              31.998 8
                      12/31/2009              31.998              42.677 4
                      12/31/2010              42.677              47.299 3
                      12/31/2011              47.299              47.636 19
                      12/31/2012              47.636              52.780 61
                      12/31/2013              52.780              59.154 68
1.70%
                      12/31/2007              N/A              45.811 1
                      12/31/2008              45.811              31.680 6
                      12/31/2009              31.680              42.233 8
                      12/31/2010              42.233              46.782 8
                      12/31/2011              46.782              47.092 41
                      12/31/2012              47.092              52.152 127
                      12/31/2013              52.152              58.420 155
1.75%
                      12/31/2009              N/A              41.784 0
                      12/31/2010              41.784              46.262 0
                      12/31/2011              46.262              46.546 0
                      12/31/2012              46.546              51.520 1
                      12/31/2013              51.520              57.684 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

88

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
                      12/31/2008              N/A              31.055 40
                      12/31/2009              31.055              41.357 63
                      12/31/2010              41.357              45.767 74
                      12/31/2011              45.767              46.024 84
                      12/31/2012              46.024              50.917 85
                      12/31/2013              50.917              56.980 83
1.90%
                      12/31/2007              N/A              44.144 2
                      12/31/2008              44.144              30.467 3
                      12/31/2009              30.467              40.534 3
                      12/31/2010              40.534              44.811 1
                      12/31/2011              44.811              45.018 11
                      12/31/2012              45.018              49.754 18
                      12/31/2013              49.754              55.623 41
1.95%
                      12/31/2007              N/A              43.691 0
                      12/31/2008              43.691              30.139 1
                      12/31/2009              30.139              40.077 8
                      12/31/2010              40.077              44.284 7
                      12/31/2011              44.284              44.467 21
                      12/31/2012              44.467              49.120 41
                      12/31/2013              49.120              54.887 42
2.05%
                      12/31/2008              N/A              29.544 3
                      12/31/2009              29.544              39.246 7
                      12/31/2010              39.246              43.323 7
                      12/31/2011              43.323              43.458 7
                      12/31/2012              43.458              47.957 8
                      12/31/2013              47.957              53.534 9
2.10%
                      12/31/2007              N/A              42.467 0
                      12/31/2008              42.467              29.250 41
                      12/31/2009              29.250              38.837 55
                      12/31/2010              38.837              42.850 57
                      12/31/2011              42.850              42.962 54
                      12/31/2012              42.962              47.386 54
                      12/31/2013              47.386              52.870 49
2.15%
                      12/31/2008              N/A              28.960 0
                      12/31/2009              28.960              38.433 0
                      12/31/2010              38.433              42.382 0
                      12/31/2011              42.382              42.472 1
                      12/31/2012              42.472              46.822 1
                      12/31/2013              46.822              52.215 1
2.20%
                      12/31/2007              N/A              39.399 1
                      12/31/2008              39.399              27.110 2
                      12/31/2009              27.110              35.960 8
                      12/31/2010              35.960              39.636 6
                      12/31/2011              39.636              39.700 16
                      12/31/2012              39.700              43.744 15
                      12/31/2013              43.744              48.758 9

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
                      12/31/2007              N/A              41.276 0
                      12/31/2008              41.276              28.388 3
                      12/31/2009              28.388              37.636 5
                      12/31/2010              37.636              41.462 8
                      12/31/2011              41.462              41.508 10
                      12/31/2012              41.508              45.714 9
                      12/31/2013              45.714              50.928 6
2.30%
                      12/31/2008              N/A              27.497 1
                      12/31/2009              27.497              36.436 1
                      12/31/2010              36.436              40.120 1
                      12/31/2011              40.120              40.145 1
                      12/31/2012              40.145              44.190 1
                      12/31/2013              44.190              49.206 1
2.35%
                      12/31/2007              N/A              40.502 0
                      12/31/2008              40.502              27.827 11
                      12/31/2009              27.827              36.855 17
                      12/31/2010              36.855              40.561 20
                      12/31/2011              40.561              40.566 19
                      12/31/2012              40.566              44.632 19
                      12/31/2013              44.632              49.673 16
2.40%
                      12/31/2007              N/A              40.120 0
                      12/31/2008              40.120              27.551 5
                      12/31/2009              27.551              36.471 5
                      12/31/2010              36.471              40.119 6
                      12/31/2011              40.119              40.103 5
                      12/31/2012              40.103              44.100 5
                      12/31/2013              44.100              49.057 5
2.45%
                      12/31/2008              N/A              27.277 2
                      12/31/2009              27.277              36.091 5
                      12/31/2010              36.091              39.681 5
                      12/31/2011              39.681              39.646 5
                      12/31/2012              39.646              43.575 5
                      12/31/2013              43.575              48.448 4
2.50%
                      12/31/2007              N/A              39.367 0
                      12/31/2008              39.367              27.007 5
                      12/31/2009              27.007              35.715 6
                      12/31/2010              35.715              39.247 6
                      12/31/2011              39.247              39.194 9
                      12/31/2012              39.194              43.056 9
                      12/31/2013              43.056              47.847 5
2.55%
                      12/31/2007              N/A              38.995 0
                      12/31/2008              38.995              26.738 1
                      12/31/2009              26.738              35.343 1
                      12/31/2010              35.343              38.819 1
                      12/31/2011              38.819              38.746 1
                      12/31/2012              38.746              42.544 2
                      12/31/2013              42.544              47.254 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

89

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
                      12/31/2007              N/A              38.706 0
                      12/31/2008              38.706              26.473 5
                      12/31/2009              26.473              34.975 10
                      12/31/2010              34.975              38.395 15
                      12/31/2011              38.395              38.304 14
                      12/31/2012              38.304              42.037 14
                      12/31/2013              42.037              46.668 20
2.65%
                      12/31/2007              N/A              38.263 0
                      12/31/2008              38.263              26.210 1
                      12/31/2009              26.210              34.610 2
                      12/31/2010              34.610              37.976 2
                      12/31/2011              37.976              37.867 2
                      12/31/2012              37.867              41.537 2
                      12/31/2013              41.537              46.089 2
2.70%
                      12/31/2008              N/A              25.950 1
                      12/31/2009              25.950              34.249 1
                      12/31/2010              34.249              37.562 0
                      12/31/2011              37.562              37.435 0
                      12/31/2012              37.435              41.042 2
                      12/31/2013              41.042              45.518 2
2.75%
                      12/31/2007              N/A              37.631 0
                      12/31/2008              37.631              25.692 0
                      12/31/2009              25.692              33.892 1
                      12/31/2010              33.892              37.151 2
                      12/31/2011              37.151              37.008 4
                      12/31/2012              37.008              40.553 4
                      12/31/2013              40.553              44.953 5
2.80%
                      12/31/2007              N/A              37.191 0
                      12/31/2008              37.191              25.437 1
                      12/31/2009              25.437              33.539 2
                      12/31/2010              33.539              36.746 2
                      12/31/2011              36.746              36.586 1
                      12/31/2012              36.586              40.071 1
                      12/31/2013              40.071              44.396 1
2.85%
                      12/31/2008              N/A              25.185 0
                      12/31/2009              25.185              33.190 0
                      12/31/2010              33.190              36.345 0
                      12/31/2011              36.345              36.168 0
                      12/31/2012              36.168              39.593 0
                      12/31/2013              39.593              43.845 0
2.90%
                      12/31/2007              N/A              34.505 0
                      12/31/2008              34.505              23.576 6
                      12/31/2009              23.576              31.055 7
                      12/31/2010              31.055              33.990 6
                      12/31/2011              33.990              33.808 4
                      12/31/2012              33.808              36.991 4
                      12/31/2013              36.991              40.943 8

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
                      12/31/2013              N/A              42.765 0
3.00%
                      12/31/2008              N/A              24.442 0
                      12/31/2009              24.442              32.163 1
                      12/31/2010              32.163              35.167 1
                      12/31/2011              35.167              34.944 1
                      12/31/2012              34.944              38.196 1
                      12/31/2013              38.196              42.234 2
3.05%
                      12/31/2007              N/A              33.538 0
                      12/31/2008              33.538              22.881 2
                      12/31/2009              22.881              30.094 2
                      12/31/2010              30.094              32.889 2
                      12/31/2011              32.889              32.664 2
                      12/31/2012              32.664              35.685 2
                      12/31/2013              35.685              39.438 1
3.10%
                      12/31/2013              N/A              41.193 2
3.15%
                      12/31/2008              N/A              23.722 0
                      12/31/2009              23.722              31.168 0
                      12/31/2010              31.168              34.028 0
                      12/31/2011              34.028              33.762 0
                      12/31/2012              33.762              36.848 0
                      12/31/2013              36.848              40.683 0
3.20%
                      12/31/2013              N/A              39.652 0
3.25%
                      12/31/2013              N/A              39.160 1
3.30%
                      12/31/2009              N/A              30.203 0
                      12/31/2010              30.203              32.926 0
                      12/31/2011              32.926              32.619 0
                      12/31/2012              32.619              35.547 0
                      12/31/2013              35.547              39.188 0
3.40%
                      12/31/2013              N/A              37.720 0
3.45%
                      12/31/2013              N/A              37.252 0
3.55%
                      12/31/2013              N/A              36.333 1
Franklin Mutual Shares VIP Fund
1.65%
                      12/31/2007              N/A              23.484 4
                      12/31/2008              23.484              14.527 18
                      12/31/2009              14.527              18.011 15
                      12/31/2010              18.011              19.700 6
                      12/31/2011              19.700              19.176 12
                      12/31/2012              19.176              21.547 19
                      12/31/2013              21.547              27.184 14

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

90

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
                      12/31/2007              N/A              23.353 4
                      12/31/2008              23.353              14.439 6
                      12/31/2009              14.439              17.893 4
                      12/31/2010              17.893              19.561 5
                      12/31/2011              19.561              19.032 24
                      12/31/2012              19.032              21.374 52
                      12/31/2013              21.374              26.952 56
1.75%
                      12/31/2009              N/A              17.778 0
                      12/31/2010              17.778              19.425 0
                      12/31/2011              19.425              18.890 0
                      12/31/2012              18.890              21.204 0
                      12/31/2013              21.204              26.724 0
1.80%
                      12/31/2008              N/A              14.265 34
                      12/31/2009              14.265              17.659 39
                      12/31/2010              17.659              19.286 41
                      12/31/2011              19.286              18.745 39
                      12/31/2012              18.745              21.031 32
                      12/31/2013              21.031              26.494 30
1.90%
                      12/31/2007              N/A              22.858 6
                      12/31/2008              22.858              14.105 10
                      12/31/2009              14.105              17.444 8
                      12/31/2010              17.444              19.032 8
                      12/31/2011              19.032              18.480 11
                      12/31/2012              18.480              20.713 21
                      12/31/2013              20.713              26.066 47
1.95%
                      12/31/2007              N/A              22.711 0
                      12/31/2008              22.711              14.007 3
                      12/31/2009              14.007              17.314 13
                      12/31/2010              17.314              18.881 14
                      12/31/2011              18.881              18.324 18
                      12/31/2012              18.324              20.528 30
                      12/31/2013              20.528              25.820 24
2.05%
                      12/31/2008              N/A              13.837 1
                      12/31/2009              13.837              17.088 6
                      12/31/2010              17.088              18.615 6
                      12/31/2011              18.615              18.048 6
                      12/31/2012              18.048              20.199 5
                      12/31/2013              20.199              25.381 4
2.10%
                      12/31/2007              N/A              22.334 0
                      12/31/2008              22.334              13.754 39
                      12/31/2009              13.754              16.976 47
                      12/31/2010              16.976              18.484 51
                      12/31/2011              18.484              17.912 55
                      12/31/2012              17.912              20.036 50
                      12/31/2013              20.036              25.164 32

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
                      12/31/2008              N/A              13.670 1
                      12/31/2009              13.670              16.865 1
                      12/31/2010              16.865              18.354 1
                      12/31/2011              18.354              17.777 1
                      12/31/2012              17.777              19.875 1
                      12/31/2013              19.875              24.949 0
2.20%
                      12/31/2007              N/A              21.377 0
                      12/31/2008              21.377              13.151 2
                      12/31/2009              13.151              16.216 12
                      12/31/2010              16.216              17.639 7
                      12/31/2011              17.639              17.076 7
                      12/31/2012              17.076              19.082 8
                      12/31/2013              19.082              23.942 4
2.25%
                      12/31/2007              N/A              21.963 0
                      12/31/2008              21.963              13.505 1
                      12/31/2009              13.505              16.644 2
                      12/31/2010              16.644              18.096 11
                      12/31/2011              18.096              17.510 10
                      12/31/2012              17.510              19.556 7
                      12/31/2013              19.556              24.525 7
2.30%
                      12/31/2008              N/A              13.423 2
                      12/31/2009              13.423              16.535 0
                      12/31/2010              16.535              17.968 0
                      12/31/2011              17.968              17.377 1
                      12/31/2012              17.377              19.399 1
                      12/31/2013              19.399              24.315 0
2.35%
                      12/31/2007              N/A              21.720 0
                      12/31/2008              21.720              13.342 15
                      12/31/2009              13.342              16.427 19
                      12/31/2010              16.427              17.841 30
                      12/31/2011              17.841              17.246 29
                      12/31/2012              17.246              19.243 27
                      12/31/2013              19.243              24.107 21
2.40%
                      12/31/2007              N/A              21.599 0
                      12/31/2008              21.599              13.261 5
                      12/31/2009              13.261              16.319 6
                      12/31/2010              16.319              17.715 6
                      12/31/2011              17.715              17.116 7
                      12/31/2012              17.116              19.088 5
                      12/31/2013              19.088              23.901 4
2.45%
                      12/31/2008              N/A              13.181 5
                      12/31/2009              13.181              16.212 8
                      12/31/2010              16.212              17.590 6
                      12/31/2011              17.590              16.987 6
                      12/31/2012              16.987              18.934 6
                      12/31/2013              18.934              23.697 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

91

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
                      12/31/2007              N/A              21.359 0
                      12/31/2008              21.359              13.101 6
                      12/31/2009              13.101              16.106 9
                      12/31/2010              16.106              17.466 10
                      12/31/2011              17.466              16.859 6
                      12/31/2012              16.859              18.782 6
                      12/31/2013              18.782              23.495 3
2.55%
                      12/31/2007              N/A              21.241 0
                      12/31/2008              21.241              13.021 2
                      12/31/2009              13.021              16.000 4
                      12/31/2010              16.000              17.343 4
                      12/31/2011              17.343              16.731 4
                      12/31/2012              16.731              18.631 4
                      12/31/2013              18.631              23.294 4
2.60%
                      12/31/2007              N/A              21.141 0
                      12/31/2008              21.141              12.942 11
                      12/31/2009              12.942              15.895 13
                      12/31/2010              15.895              17.221 16
                      12/31/2011              17.221              16.605 15
                      12/31/2012              16.605              18.481 13
                      12/31/2013              18.481              23.095 21
2.65%
                      12/31/2007              N/A              21.005 0
                      12/31/2008              21.005              12.864 2
                      12/31/2009              12.864              15.791 6
                      12/31/2010              15.791              17.099 7
                      12/31/2011              17.099              16.480 6
                      12/31/2012              16.480              18.332 4
                      12/31/2013              18.332              22.898 3
2.70%
                      12/31/2008              N/A              12.786 0
                      12/31/2009              12.786              15.687 0
                      12/31/2010              15.687              16.979 0
                      12/31/2011              16.979              16.355 0
                      12/31/2012              16.355              18.184 0
                      12/31/2013              18.184              22.702 0
2.75%
                      12/31/2007              N/A              20.790 0
                      12/31/2008              20.790              12.709 1
                      12/31/2009              12.709              15.584 7
                      12/31/2010              15.584              16.859 9
                      12/31/2011              16.859              16.232 9
                      12/31/2012              16.232              18.038 8
                      12/31/2013              18.038              22.508 16
2.80%
                      12/31/2007              N/A              20.656 0
                      12/31/2008              20.656              12.632 0
                      12/31/2009              12.632              15.482 2
                      12/31/2010              15.482              16.740 2
                      12/31/2011              16.740              16.109 1
                      12/31/2012              16.109              17.893 1
                      12/31/2013              17.893              22.316 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
                      12/31/2008              N/A              12.555 0
                      12/31/2009              12.555              15.381 0
                      12/31/2010              15.381              16.622 0
                      12/31/2011              16.622              15.988 0
                      12/31/2012              15.988              17.749 0
                      12/31/2013              17.749              22.125 4
2.90%
                      12/31/2007              N/A              19.771 0
                      12/31/2008              19.771              12.078 11
                      12/31/2009              12.078              14.789 9
                      12/31/2010              14.789              15.975 9
                      12/31/2011              15.975              15.358 4
                      12/31/2012              15.358              17.041 3
                      12/31/2013              17.041              21.232 2
2.95%
                      12/31/2013              N/A              21.749 0
3.00%
                      12/31/2008              N/A              12.328 1
                      12/31/2009              12.328              15.080 1
                      12/31/2010              15.080              16.273 1
                      12/31/2011              16.273              15.628 1
                      12/31/2012              15.628              17.324 1
                      12/31/2013              17.324              21.563 2
3.05%
                      12/31/2007              N/A              19.443 0
                      12/31/2008              19.443              11.860 5
                      12/31/2009              11.860              14.500 5
                      12/31/2010              14.500              15.639 4
                      12/31/2011              15.639              15.012 4
                      12/31/2012              15.012              16.633 4
                      12/31/2013              16.633              20.692 2
3.10%
                      12/31/2013              N/A              21.196 4
3.15%
                      12/31/2008              N/A              12.105 0
                      12/31/2009              12.105              14.785 0
                      12/31/2010              14.785              15.931 0
                      12/31/2011              15.931              15.277 0
                      12/31/2012              15.277              16.909 0
                      12/31/2013              16.909              21.015 0
3.20%
                      12/31/2013              N/A              21.543 0
3.25%
                      12/31/2013              N/A              21.359 1
3.30%
                      12/31/2009              N/A              14.496 0
                      12/31/2010              14.496              15.596 0
                      12/31/2011              15.596              14.934 0
                      12/31/2012              14.934              16.504 0
                      12/31/2013              16.504              20.481 0
3.40%
                      12/31/2013              N/A              20.815 1
3.45%
                      12/31/2013              N/A              20.637 0
3.55%
                      12/31/2013              N/A              20.286 2

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

92

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin U.S. Government Securities VIP Fund
1.65%
                      12/31/2007              N/A              25.001 0
                      12/31/2008              25.001              26.457 1
                      12/31/2009              26.457              26.829 2
                      12/31/2010              26.829              27.784 81
                      12/31/2011              27.784              28.883 50
                      12/31/2012              28.883              28.944 54
                      12/31/2013              28.944              27.833 51
1.70%
                      12/31/2007              N/A              24.767 0
                      12/31/2008              24.767              26.196 0
                      12/31/2009              26.196              26.551 7
                      12/31/2010              26.551              27.483 11
                      12/31/2011              27.483              28.555 26
                      12/31/2012              28.555              28.601 44
                      12/31/2013              28.601              27.490 52
1.75%
                      12/31/2009              N/A              26.193 0
                      12/31/2010              26.193              27.098 0
                      12/31/2011              27.098              28.142 0
                      12/31/2012              28.142              28.173 6
                      12/31/2013              28.173              27.064 5
1.80%
                      12/31/2008              N/A              25.682 1
                      12/31/2009              25.682              26.004 14
                      12/31/2010              26.004              26.890 4
                      12/31/2011              26.890              27.911 4
                      12/31/2012              27.911              27.928 20
                      12/31/2013              27.928              26.816 4
1.90%
                      12/31/2007              N/A              23.866 0
                      12/31/2008              23.866              25.193 5
                      12/31/2009              25.193              25.484 10
                      12/31/2010              25.484              26.325 78
                      12/31/2011              26.325              27.298 74
                      12/31/2012              27.298              27.287 89
                      12/31/2013              27.287              26.174 84
1.95%
                      12/31/2007              N/A              23.629 0
                      12/31/2008              23.629              24.930 3
                      12/31/2009              24.930              25.205 14
                      12/31/2010              25.205              26.024 24
                      12/31/2011              26.024              26.972 24
                      12/31/2012              26.972              26.948 43
                      12/31/2013              26.948              25.836 50
2.05%
                      12/31/2008              N/A              24.440 1
                      12/31/2009              24.440              24.685 3
                      12/31/2010              24.685              25.462 4
                      12/31/2011              25.462              26.364 5
                      12/31/2012              26.364              26.313 6
                      12/31/2013              26.313              25.202 7

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              22.971 0
                      12/31/2008              22.971              24.199 8
                      12/31/2009              24.199              24.430 17
                      12/31/2010              24.430              25.186 21
                      12/31/2011              25.186              26.065 22
                      12/31/2012              26.065              26.002 21
                      12/31/2013              26.002              24.891 22
2.15%
                      12/31/2008              N/A              23.961 1
                      12/31/2009              23.961              24.177 2
                      12/31/2010              24.177              24.913 1
                      12/31/2011              24.913              25.769 2
                      12/31/2012              25.769              25.694 2
                      12/31/2013              25.694              24.584 2
2.20%
                      12/31/2007              N/A              21.324 0
                      12/31/2008              21.324              22.441 3
                      12/31/2009              22.441              22.632 10
                      12/31/2010              22.632              23.309 33
                      12/31/2011              23.309              24.099 35
                      12/31/2012              24.099              24.016 55
                      12/31/2013              24.016              22.968 23
2.25%
                      12/31/2007              N/A              22.332 0
                      12/31/2008              22.332              23.491 7
                      12/31/2009              23.491              23.679 19
                      12/31/2010              23.679              24.375 27
                      12/31/2011              24.375              25.188 22
                      12/31/2012              25.188              25.089 13
                      12/31/2013              25.089              23.982 11
2.30%
                      12/31/2008              N/A              22.658 4
                      12/31/2009              22.658              22.828 3
                      12/31/2010              22.828              23.488 3
                      12/31/2011              23.488              24.259 3
                      12/31/2012              24.259              24.152 0
                      12/31/2013              24.152              23.074 1
2.35%
                      12/31/2007              N/A              21.916 0
                      12/31/2008              21.916              23.030 17
                      12/31/2009              23.030              23.191 42
                      12/31/2010              23.191              23.849 36
                      12/31/2011              23.849              24.620 39
                      12/31/2012              24.620              24.498 35
                      12/31/2013              24.498              23.394 27
2.40%
                      12/31/2007              N/A              21.711 0
                      12/31/2008              21.711              22.803 4
                      12/31/2009              22.803              22.951 5
                      12/31/2010              22.951              23.590 4
                      12/31/2011              23.590              24.340 8
                      12/31/2012              24.340              24.208 4
                      12/31/2013              24.208              23.105 4

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

93

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2008              N/A              22.578 2
                      12/31/2009              22.578              22.713 5
                      12/31/2010              22.713              23.334 2
                      12/31/2011              23.334              24.064 2
                      12/31/2012              24.064              23.922 2
                      12/31/2013              23.922              22.820 1
2.50%
                      12/31/2007              N/A              21.306 0
                      12/31/2008              21.306              22.355 2
                      12/31/2009              22.355              22.478 12
                      12/31/2010              22.478              23.081 9
                      12/31/2011              23.081              23.791 10
                      12/31/2012              23.791              23.639 11
                      12/31/2013              23.639              22.539 10
2.55%
                      12/31/2007              N/A              21.106 0
                      12/31/2008              21.106              22.135 0
                      12/31/2009              22.135              22.245 1
                      12/31/2010              22.245              22.831 1
                      12/31/2011              22.831              23.522 1
                      12/31/2012              23.522              23.359 1
                      12/31/2013              23.359              22.261 0
2.60%
                      12/31/2007              N/A              20.865 0
                      12/31/2008              20.865              21.871 3
                      12/31/2009              21.871              21.969 7
                      12/31/2010              21.969              22.536 6
                      12/31/2011              22.536              23.206 6
                      12/31/2012              23.206              23.034 6
                      12/31/2013              23.034              21.940 14
2.65%
                      12/31/2007              N/A              20.713 0
                      12/31/2008              20.713              21.700 1
                      12/31/2009              21.700              21.787 3
                      12/31/2010              21.787              22.338 3
                      12/31/2011              22.338              22.991 11
                      12/31/2012              22.991              22.809 2
                      12/31/2013              22.809              21.715 1
2.70%
                      12/31/2008              N/A              21.486 0
                      12/31/2009              21.486              21.561 6
                      12/31/2010              21.561              22.096 8
                      12/31/2011              22.096              22.730 8
                      12/31/2012              22.730              22.539 4
                      12/31/2013              22.539              21.447 4
2.75%
                      12/31/2007              N/A              20.286 0
                      12/31/2008              20.286              21.231 4
                      12/31/2009              21.231              21.294 13
                      12/31/2010              21.294              21.811 12
                      12/31/2011              21.811              22.427 12
                      12/31/2012              22.427              22.227 10
                      12/31/2013              22.227              21.140 7

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              20.137 0
                      12/31/2008              20.137              21.065 0
                      12/31/2009              21.065              21.117 1
                      12/31/2010              21.117              21.619 5
                      12/31/2011              21.619              22.217 16
                      12/31/2012              22.217              22.008 5
                      12/31/2013              22.008              20.921 5
2.85%
                      12/31/2008              N/A              20.857 3
                      12/31/2009              20.857              20.898 15
                      12/31/2010              20.898              21.384 12
                      12/31/2011              21.384              21.965 10
                      12/31/2012              21.965              21.748 11
                      12/31/2013              21.748              20.663 14
2.90%
                      12/31/2007              N/A              18.692 0
                      12/31/2008              18.692              19.534 12
                      12/31/2009              19.534              19.563 26
                      12/31/2010              19.563              20.008 20
                      12/31/2011              20.008              20.541 18
                      12/31/2012              20.541              20.328 18
                      12/31/2013              20.328              19.304 23
2.95%
                      12/31/2013              N/A              20.157 0
3.00%
                      12/31/2008              N/A              20.246 0
                      12/31/2009              20.246              20.256 1
                      12/31/2010              20.256              20.696 0
                      12/31/2011              20.696              21.226 0
                      12/31/2012              21.226              20.984 0
                      12/31/2013              20.984              19.908 0
3.05%
                      12/31/2007              N/A              18.172 0
                      12/31/2008              18.172              18.962 0
                      12/31/2009              18.962              18.962 9
                      12/31/2010              18.962              19.364 0
                      12/31/2011              19.364              19.850 0
                      12/31/2012              19.850              19.614 0
                      12/31/2013              19.614              18.599 1
3.10%
                      12/31/2013              N/A              19.420 0
3.15%
                      12/31/2008              N/A              19.653 0
                      12/31/2009              19.653              19.633 3
                      12/31/2010              19.633              20.029 3
                      12/31/2011              20.029              20.512 3
                      12/31/2012              20.512              20.248 3
                      12/31/2013              20.248              19.180 3
3.20%
                      12/31/2013              N/A              18.441 0
3.25%
                      12/31/2013              N/A              18.214 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

94

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
                      12/31/2009              N/A              19.029 0
                      12/31/2010              19.029              19.384 0
                      12/31/2011              19.384              19.822 0
                      12/31/2012              19.822              19.537 0
                      12/31/2013              19.537              18.479 0
3.40%
                      12/31/2013              N/A              17.548 0
3.45%
                      12/31/2013              N/A              17.331 0
3.55%
                      12/31/2013              N/A              16.906 0
PIMCO EqS Pathfinder Portfolio
1.65%
                      12/31/2010              N/A              10.274 2
                      12/31/2011              10.274              9.630 111
                      12/31/2012              9.630              10.397 107
                      12/31/2013              10.397              12.189 86
1.70%
                      12/31/2010              N/A              10.273 0
                      12/31/2011              10.273              9.624 36
                      12/31/2012              9.624              10.385 41
                      12/31/2013              10.385              12.170 46
1.75%
                      12/31/2010              N/A              10.272 0
                      12/31/2011              10.272              9.618 1
                      12/31/2012              9.618              10.374 1
                      12/31/2013              10.374              12.150 1
1.80%
                      12/31/2010              N/A              10.271 2
                      12/31/2011              10.271              9.612 61
                      12/31/2012              9.612              10.362 60
                      12/31/2013              10.362              12.131 46
1.90%
                      12/31/2010              N/A              10.269 0
                      12/31/2011              10.269              9.601 8
                      12/31/2012              9.601              10.339 8
                      12/31/2013              10.339              12.092 7
1.95%
                      12/31/2010              N/A              10.268 0
                      12/31/2011              10.268              9.595 73
                      12/31/2012              9.595              10.328 57
                      12/31/2013              10.328              12.072 44
2.05%
                      12/31/2010              N/A              10.266 0
                      12/31/2011              10.266              9.583 18
                      12/31/2012              9.583              10.305 18
                      12/31/2013              10.305              12.034 15
2.10%
                      12/31/2010              N/A              10.264 0
                      12/31/2011              10.264              9.577 101
                      12/31/2012              9.577              10.294 90
                      12/31/2013              10.294              12.014 76

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
                      12/31/2010              N/A              10.263 0
                      12/31/2011              10.263              9.572 1
                      12/31/2012              9.572              10.282 1
                      12/31/2013              10.282              11.995 1
2.20%
                      12/31/2010              N/A              10.262 0
                      12/31/2011              10.262              9.566 22
                      12/31/2012              9.566              10.271 19
                      12/31/2013              10.271              11.976 18
2.25%
                      12/31/2010              N/A              10.261 0
                      12/31/2011              10.261              9.560 35
                      12/31/2012              9.560              10.259 30
                      12/31/2013              10.259              11.957 25
2.30%
                      12/31/2010              N/A              10.260 0
                      12/31/2011              10.260              9.554 11
                      12/31/2012              9.554              10.248 10
                      12/31/2013              10.248              11.937 6
2.35%
                      12/31/2010              N/A              10.259 0
                      12/31/2011              10.259              9.549 44
                      12/31/2012              9.549              10.237 39
                      12/31/2013              10.237              11.918 33
2.40%
                      12/31/2010              N/A              10.258 0
                      12/31/2011              10.258              9.543 9
                      12/31/2012              9.543              10.225 8
                      12/31/2013              10.225              11.899 8
2.45%
                      12/31/2010              N/A              10.257 0
                      12/31/2011              10.257              9.537 11
                      12/31/2012              9.537              10.214 11
                      12/31/2013              10.214              11.880 10
2.50%
                      12/31/2010              N/A              10.256 0
                      12/31/2011              10.256              9.531 14
                      12/31/2012              9.531              10.203 15
                      12/31/2013              10.203              11.861 12
2.55%
                      12/31/2010              N/A              10.255 0
                      12/31/2011              10.255              9.525 6
                      12/31/2012              9.525              10.192 6
                      12/31/2013              10.192              11.842 3
2.60%
                      12/31/2010              N/A              10.254 0
                      12/31/2011              10.254              9.520 25
                      12/31/2012              9.520              10.180 25
                      12/31/2013              10.180              11.823 29
2.65%
                      12/31/2010              N/A              10.253 0
                      12/31/2011              10.253              9.514 9
                      12/31/2012              9.514              10.169 8
                      12/31/2013              10.169              11.804 7

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

95

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2010              N/A              10.251 0
                      12/31/2011              10.251              9.508 6
                      12/31/2012              9.508              10.158 6
                      12/31/2013              10.158              11.785 6
2.75%
                      12/31/2010              N/A              10.250 0
                      12/31/2011              10.250              9.502 9
                      12/31/2012              9.502              10.146 8
                      12/31/2013              10.146              11.758 9
2.80%
                      12/31/2010              N/A              10.249 0
                      12/31/2011              10.249              9.497 4
                      12/31/2012              9.497              10.135 4
                      12/31/2013              10.135              11.747 3
2.85%
                      12/31/2010              N/A              10.248 0
                      12/31/2011              10.248              9.491 0
                      12/31/2012              9.491              10.124 0
                      12/31/2013              10.124              11.715 2
2.90%
                      12/31/2010              N/A              10.247 0
                      12/31/2011              10.247              9.485 11
                      12/31/2012              9.485              10.113 10
                      12/31/2013              10.113              11.694 9
2.95%
                      12/31/2013              N/A              11.672 0
3.00%
                      12/31/2010              N/A              10.245 0
                      12/31/2011              10.245              9.474 4
                      12/31/2012              9.474              10.090 4
                      12/31/2013              10.090              11.651 4
3.05%
                      12/31/2010              N/A              10.244 0
                      12/31/2011              10.244              9.468 0
                      12/31/2012              9.468              10.079 0
                      12/31/2013              10.079              11.469 1
3.10%
                      12/31/2013              N/A              11.448 1
3.15%
                      12/31/2010              N/A              10.242 0
                      12/31/2011              10.242              9.457 0
                      12/31/2012              9.457              10.057 0
                      12/31/2013              10.057              11.427 0
3.20%
                      12/31/2013              N/A              11.405 0
3.25%
                      12/31/2013              N/A              11.384 2
3.30%
                      12/31/2013              N/A              11.363 0
3.40%
                      12/31/2013              N/A              11.320 0
3.45%
                      12/31/2013              N/A              11.299 0
3.55%
                      12/31/2013              N/A              11.257 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT All Asset Portfolio
1.65%
                      12/31/2007              N/A              12.834 0
                      12/31/2008              12.834              10.624 5
                      12/31/2009              10.624              12.704 6
                      12/31/2010              12.704              14.132 121
                      12/31/2011              14.132              14.173 216
                      12/31/2012              14.173              16.024 315
                      12/31/2013              16.024              15.805 263
1.70%
                      12/31/2007              N/A              12.811 0
                      12/31/2008              12.811              10.599 0
                      12/31/2009              10.599              12.668 27
                      12/31/2010              12.668              14.085 82
                      12/31/2011              14.085              14.119 178
                      12/31/2012              14.119              15.954 295
                      12/31/2013              15.954              15.728 320
1.75%
                      12/31/2009              N/A              13.367 0
                      12/31/2010              13.367              14.855 2
                      12/31/2011              14.855              14.883 5
                      12/31/2012              14.883              16.809 5
                      12/31/2013              16.809              16.563 5
1.80%
                      12/31/2008              N/A              10.550 1
                      12/31/2009              10.550              12.597 9
                      12/31/2010              12.597              13.992 13
                      12/31/2011              13.992              14.011 11
                      12/31/2012              14.011              15.816 24
                      12/31/2013              15.816              15.577 14
1.90%
                      12/31/2007              N/A              13.467 0
                      12/31/2008              13.467              11.120 0
                      12/31/2009              11.120              13.264 15
                      12/31/2010              13.264              14.719 78
                      12/31/2011              14.719              14.725 98
                      12/31/2012              14.725              16.605 154
                      12/31/2013              16.605              16.337 112
1.95%
                      12/31/2007              N/A              12.694 0
                      12/31/2008              12.694              10.476 3
                      12/31/2009              10.476              12.490 36
                      12/31/2010              12.490              13.852 53
                      12/31/2011              13.852              13.851 109
                      12/31/2012              13.851              15.612 189
                      12/31/2013              15.612              15.352 114
2.05%
                      12/31/2008              N/A              10.427 1
                      12/31/2009              10.427              12.419 2
                      12/31/2010              12.419              13.760 4
                      12/31/2011              13.760              13.745 3
                      12/31/2012              13.745              15.477 6
                      12/31/2013              15.477              15.204 8

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

96

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              12.624 0
                      12/31/2008              12.624              10.403 8
                      12/31/2009              10.403              12.384 26
                      12/31/2010              12.384              13.714 31
                      12/31/2011              13.714              13.692 31
                      12/31/2012              13.692              15.410 35
                      12/31/2013              15.410              15.131 31
2.15%
                      12/31/2008              N/A              10.378 10
                      12/31/2009              10.378              12.349 10
                      12/31/2010              12.349              13.669 0
                      12/31/2011              13.669              13.640 2
                      12/31/2012              13.640              15.343 2
                      12/31/2013              15.343              15.058 2
2.20%
                      12/31/2007              N/A              13.320 0
                      12/31/2008              13.320              10.965 0
                      12/31/2009              10.965              13.041 11
                      12/31/2010              13.041              14.427 28
                      12/31/2011              14.427              14.390 65
                      12/31/2012              14.390              16.178 74
                      12/31/2013              16.178              15.869 56
2.25%
                      12/31/2007              N/A              12.555 0
                      12/31/2008              12.555              10.330 6
                      12/31/2009              10.330              12.279 6
                      12/31/2010              12.279              13.578 7
                      12/31/2011              13.578              13.536 7
                      12/31/2012              13.536              15.211 7
                      12/31/2013              15.211              14.913 5
2.30%
                      12/31/2008              N/A              10.914 5
                      12/31/2009              10.914              12.967 5
                      12/31/2010              12.967              14.331 7
                      12/31/2011              14.331              14.280 7
                      12/31/2012              14.280              16.038 3
                      12/31/2013              16.038              15.717 7
2.35%
                      12/31/2007              N/A              12.509 0
                      12/31/2008              12.509              10.282 9
                      12/31/2009              10.282              12.210 27
                      12/31/2010              12.210              13.487 35
                      12/31/2011              13.487              13.432 35
                      12/31/2012              13.432              15.079 36
                      12/31/2013              15.079              14.769 49
2.40%
                      12/31/2007              N/A              12.486 0
                      12/31/2008              12.486              10.258 0
                      12/31/2009              10.258              12.175 2
                      12/31/2010              12.175              13.442 6
                      12/31/2011              13.442              13.381 4
                      12/31/2012              13.381              15.014 4
                      12/31/2013              15.014              14.698 5

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2008              N/A              10.234 1
                      12/31/2009              10.234              12.141 1
                      12/31/2010              12.141              13.398 2
                      12/31/2011              13.398              13.330 1
                      12/31/2012              13.330              14.949 1
                      12/31/2013              14.949              14.627 1
2.50%
                      12/31/2007              N/A              12.440 0
                      12/31/2008              12.440              10.210 1
                      12/31/2009              10.210              12.106 17
                      12/31/2010              12.106              13.353 11
                      12/31/2011              13.353              13.279 18
                      12/31/2012              13.279              14.884 19
                      12/31/2013              14.884              14.556 16
2.55%
                      12/31/2007              N/A              12.417 0
                      12/31/2008              12.417              10.186 1
                      12/31/2009              10.186              12.072 0
                      12/31/2010              12.072              13.308 1
                      12/31/2011              13.308              13.228 1
                      12/31/2012              13.228              14.820 1
                      12/31/2013              14.820              14.486 2
2.60%
                      12/31/2007              N/A              13.126 0
                      12/31/2008              13.126              10.162 4
                      12/31/2009              10.162              12.038 6
                      12/31/2010              12.038              13.264 25
                      12/31/2011              13.264              13.177 21
                      12/31/2012              13.177              14.756 5
                      12/31/2013              14.756              14.416 7
2.65%
                      12/31/2007              N/A              12.372 0
                      12/31/2008              12.372              10.139 1
                      12/31/2009              10.139              12.004 4
                      12/31/2010              12.004              13.220 19
                      12/31/2011              13.220              13.127 7
                      12/31/2012              13.127              14.692 8
                      12/31/2013              14.692              14.347 5
2.70%
                      12/31/2008              N/A              10.115 0
                      12/31/2009              10.115              11.970 0
                      12/31/2010              11.970              13.176 0
                      12/31/2011              13.176              13.076 0
                      12/31/2012              13.076              14.628 0
                      12/31/2013              14.628              14.277 0
2.75%
                      12/31/2007              N/A              13.054 0
                      12/31/2008              13.054              10.091 3
                      12/31/2009              10.091              11.936 6
                      12/31/2010              11.936              13.132 13
                      12/31/2011              13.132              13.026 14
                      12/31/2012              13.026              14.565 12
                      12/31/2013              14.565              14.208 6

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

97

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              12.304 0
                      12/31/2008              12.304              10.068 1
                      12/31/2009              10.068              11.902 5
                      12/31/2010              11.902              13.088 12
                      12/31/2011              13.088              12.977 8
                      12/31/2012              12.977              14.502 8
                      12/31/2013              14.502              14.140 7
2.85%
                      12/31/2008              N/A              10.044 1
                      12/31/2009              10.044              11.868 3
                      12/31/2010              11.868              13.045 8
                      12/31/2011              13.045              12.927 8
                      12/31/2012              12.927              14.439 7
                      12/31/2013              14.439              14.072 4
2.90%
                      12/31/2007              N/A              12.982 0
                      12/31/2008              12.982              10.021 3
                      12/31/2009              10.021              11.834 4
                      12/31/2010              11.834              13.001 8
                      12/31/2011              13.001              12.877 9
                      12/31/2012              12.877              14.377 7
                      12/31/2013              14.377              14.004 4
2.95%
                      12/31/2013              N/A              13.936 0
3.00%
                      12/31/2008              N/A              9.974 0
                      12/31/2009              9.974              11.767 1
                      12/31/2010              11.767              12.915 1
                      12/31/2011              12.915              12.779 2
                      12/31/2012              12.779              14.252 2
                      12/31/2013              14.252              13.869 4
3.05%
                      12/31/2007              N/A              12.911 0
                      12/31/2008              12.911              10.538 0
                      12/31/2009              10.538              12.426 0
                      12/31/2010              12.426              13.631 3
                      12/31/2011              13.631              13.481 0
                      12/31/2012              13.481              15.028 0
                      12/31/2013              15.028              13.802 1
3.10%
                      12/31/2013              N/A              13.735 1
3.15%
                      12/31/2008              N/A              9.904 0
                      12/31/2009              9.904              11.668 1
                      12/31/2010              11.668              12.786 1
                      12/31/2011              12.786              12.633 1
                      12/31/2012              12.633              14.068 2
                      12/31/2013              14.068              13.669 0
3.20%
                      12/31/2013              N/A              14.343 0
3.25%
                      12/31/2013              N/A              14.266 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
                      12/31/2009              N/A              11.569 0
                      12/31/2010              11.569              12.659 4
                      12/31/2011              12.659              12.488 0
                      12/31/2012              12.488              13.886 0
                      12/31/2013              13.886              13.472 0
3.40%
                      12/31/2013              N/A              14.039 1
3.45%
                      12/31/2013              N/A              13.964 0
3.55%
                      12/31/2013              N/A              13.816 0
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.65%
                      12/31/2007              N/A              12.730 1
                      12/31/2008              12.730              7.038 5
                      12/31/2009              7.038              9.798 6
                      12/31/2010              9.798              12.001 8
                      12/31/2011              12.001              10.913 19
                      12/31/2012              10.913              11.312 22
                      12/31/2013              11.312              9.491 13
1.70%
                      12/31/2007              N/A              12.713 1
                      12/31/2008              12.713              7.025 1
                      12/31/2009              7.025              9.775 2
                      12/31/2010              9.775              11.967 6
                      12/31/2011              11.967              10.877 24
                      12/31/2012              10.877              11.269 20
                      12/31/2013              11.269              9.450 19
1.75%
                      12/31/2009              N/A              9.752 0
                      12/31/2010              9.752              11.933 0
                      12/31/2011              11.933              10.841 0
                      12/31/2012              10.841              11.226 0
                      12/31/2013              11.226              9.409 0
1.80%
                      12/31/2008              N/A              7.000 8
                      12/31/2009              7.000              9.730 24
                      12/31/2010              9.730              11.900 36
                      12/31/2011              11.900              10.804 33
                      12/31/2012              10.804              11.183 30
                      12/31/2013              11.183              9.369 28
1.90%
                      12/31/2007              N/A              12.645 12
                      12/31/2008              12.645              6.974 32
                      12/31/2009              6.974              9.684 16
                      12/31/2010              9.684              11.832 7
                      12/31/2011              11.832              10.733 8
                      12/31/2012              10.733              11.097 8
                      12/31/2013              11.097              9.288 5

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

98

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              12.629 0
                      12/31/2008              12.629              6.961 4
                      12/31/2009              6.961              9.662 24
                      12/31/2010              9.662              11.799 26
                      12/31/2011              11.799              10.697 44
                      12/31/2012              10.697              11.054 42
                      12/31/2013              11.054              9.247 33
2.05%
                      12/31/2008              N/A              6.935 2
                      12/31/2009              6.935              9.617 6
                      12/31/2010              9.617              11.732 5
                      12/31/2011              11.732              10.626 5
                      12/31/2012              10.626              10.970 4
                      12/31/2013              10.970              9.167 6
2.10%
                      12/31/2007              N/A              12.578 0
                      12/31/2008              12.578              6.923 24
                      12/31/2009              6.923              9.594 52
                      12/31/2010              9.594              11.699 51
                      12/31/2011              11.699              10.590 43
                      12/31/2012              10.590              10.928 36
                      12/31/2013              10.928              9.128 43
2.15%
                      12/31/2008              N/A              6.910 1
                      12/31/2009              6.910              9.572 2
                      12/31/2010              9.572              11.665 2
                      12/31/2011              11.665              10.555 1
                      12/31/2012              10.555              10.886 1
                      12/31/2013              10.886              9.088 1
2.20%
                      12/31/2007              N/A              12.544 2
                      12/31/2008              12.544              6.897 6
                      12/31/2009              6.897              9.549 14
                      12/31/2010              9.549              11.632 16
                      12/31/2011              11.632              10.520 12
                      12/31/2012              10.520              10.844 10
                      12/31/2013              10.844              9.049 8
2.25%
                      12/31/2007              N/A              12.528 0
                      12/31/2008              12.528              6.885 16
                      12/31/2009              6.885              9.527 15
                      12/31/2010              9.527              11.599 16
                      12/31/2011              11.599              10.485 16
                      12/31/2012              10.485              10.803 15
                      12/31/2013              10.803              9.010 18
2.30%
                      12/31/2008              N/A              6.872 14
                      12/31/2009              6.872              9.505 9
                      12/31/2010              9.505              11.566 8
                      12/31/2011              11.566              10.450 7
                      12/31/2012              10.450              10.761 2
                      12/31/2013              10.761              8.971 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
                      12/31/2007              N/A              12.494 0
                      12/31/2008              12.494              6.859 17
                      12/31/2009              6.859              9.483 24
                      12/31/2010              9.483              11.534 19
                      12/31/2011              11.534              10.415 19
                      12/31/2012              10.415              10.720 19
                      12/31/2013              10.720              8.932 16
2.40%
                      12/31/2007              N/A              12.478 0
                      12/31/2008              12.478              6.847 13
                      12/31/2009              6.847              9.460 17
                      12/31/2010              9.460              11.501 15
                      12/31/2011              11.501              10.380 14
                      12/31/2012              10.380              10.679 14
                      12/31/2013              10.679              8.893 18
2.45%
                      12/31/2008              N/A              6.834 3
                      12/31/2009              6.834              9.438 4
                      12/31/2010              9.438              11.468 3
                      12/31/2011              11.468              10.346 3
                      12/31/2012              10.346              10.638 4
                      12/31/2013              10.638              8.855 2
2.50%
                      12/31/2007              N/A              12.444 0
                      12/31/2008              12.444              6.822 3
                      12/31/2009              6.822              9.416 4
                      12/31/2010              9.416              11.436 3
                      12/31/2011              11.436              10.311 3
                      12/31/2012              10.311              10.597 3
                      12/31/2013              10.597              8.816 2
2.55%
                      12/31/2007              N/A              12.428 0
                      12/31/2008              12.428              6.809 0
                      12/31/2009              6.809              9.394 0
                      12/31/2010              9.394              11.403 0
                      12/31/2011              11.403              10.277 0
                      12/31/2012              10.277              10.557 0
                      12/31/2013              10.557              8.778 0
2.60%
                      12/31/2007              N/A              12.411 0
                      12/31/2008              12.411              6.797 20
                      12/31/2009              6.797              9.372 31
                      12/31/2010              9.372              11.371 42
                      12/31/2011              11.371              10.243 41
                      12/31/2012              10.243              10.516 42
                      12/31/2013              10.516              8.740 36
2.65%
                      12/31/2007              N/A              12.394 0
                      12/31/2008              12.394              6.784 3
                      12/31/2009              6.784              9.350 6
                      12/31/2010              9.350              11.339 7
                      12/31/2011              11.339              10.208 7
                      12/31/2012              10.208              10.476 5
                      12/31/2013              10.476              8.702 6

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

99

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2008              N/A              6.772 0
                      12/31/2009              6.772              9.329 1
                      12/31/2010              9.329              11.307 1
                      12/31/2011              11.307              10.174 1
                      12/31/2012              10.174              10.436 1
                      12/31/2013              10.436              8.664 2
2.75%
                      12/31/2007              N/A              12.361 0
                      12/31/2008              12.361              6.759 7
                      12/31/2009              6.759              9.307 15
                      12/31/2010              9.307              11.275 12
                      12/31/2011              11.275              10.141 19
                      12/31/2012              10.141              10.396 19
                      12/31/2013              10.396              8.627 18
2.80%
                      12/31/2007              N/A              12.345 0
                      12/31/2008              12.345              6.747 6
                      12/31/2009              6.747              9.285 10
                      12/31/2010              9.285              11.243 9
                      12/31/2011              11.243              10.107 7
                      12/31/2012              10.107              10.356 8
                      12/31/2013              10.356              8.590 9
2.85%
                      12/31/2008              N/A              6.734 0
                      12/31/2009              6.734              9.263 3
                      12/31/2010              9.263              11.211 2
                      12/31/2011              11.211              10.073 2
                      12/31/2012              10.073              10.316 0
                      12/31/2013              10.316              8.552 0
2.90%
                      12/31/2007              N/A              12.312 0
                      12/31/2008              12.312              6.722 7
                      12/31/2009              6.722              9.242 8
                      12/31/2010              9.242              11.179 7
                      12/31/2011              11.179              10.040 7
                      12/31/2012              10.040              10.277 7
                      12/31/2013              10.277              8.515 5
2.95%
                      12/31/2013              N/A              8.478 0
3.00%
                      12/31/2008              N/A              6.697 0
                      12/31/2009              6.697              9.199 0
                      12/31/2010              9.199              11.116 0
                      12/31/2011              11.116              9.973 0
                      12/31/2012              9.973              10.198 0
                      12/31/2013              10.198              8.442 1
3.05%
                      12/31/2007              N/A              12.263 0
                      12/31/2008              12.263              6.685 3
                      12/31/2009              6.685              9.177 0
                      12/31/2010              9.177              11.084 1
                      12/31/2011              11.084              9.940 1
                      12/31/2012              9.940              10.159 1
                      12/31/2013              10.159              8.405 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
                      12/31/2013              N/A              8.369 1
3.15%
                      12/31/2008              N/A              6.661 0
                      12/31/2009              6.661              9.134 0
                      12/31/2010              9.134              11.022 0
                      12/31/2011              11.022              9.873 0
                      12/31/2012              9.873              10.081 0
                      12/31/2013              10.081              8.333 0
3.20%
                      12/31/2013              N/A              9.220 0
3.25%
                      12/31/2013              N/A              9.177 3
3.30%
                      12/31/2009              N/A              9.070 0
                      12/31/2010              9.070              10.928 0
                      12/31/2011              10.928              9.775 0
                      12/31/2012              9.775              9.966 0
                      12/31/2013              9.966              8.225 0
3.40%
                      12/31/2013              N/A              9.046 0
3.45%
                      12/31/2013              N/A              9.003 0
3.55%
                      12/31/2013              N/A              8.918 0
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
                      12/31/2007              N/A              12.205 0
                      12/31/2008              12.205              10.253 1
                      12/31/2009              10.253              13.170 32
                      12/31/2010              13.170              14.530 292
                      12/31/2011              14.530              15.198 305
                      12/31/2012              15.198              17.624 355
                      12/31/2013              17.624              16.128 136
1.70%
                      12/31/2007              N/A              12.189 0
                      12/31/2008              12.189              10.234 0
                      12/31/2009              10.234              13.139 18
                      12/31/2010              13.139              14.489 83
                      12/31/2011              14.489              15.148 92
                      12/31/2012              15.148              17.557 89
                      12/31/2013              17.557              16.058 94
1.75%
                      12/31/2009              N/A              13.108 1
                      12/31/2010              13.108              14.448 19
                      12/31/2011              14.448              15.097 65
                      12/31/2012              15.097              17.490 44
                      12/31/2013              17.490              15.989 2
1.80%
                      12/31/2008              N/A              10.196 0
                      12/31/2009              10.196              13.077 2
                      12/31/2010              13.077              14.407 5
                      12/31/2011              14.407              15.047 5
                      12/31/2012              15.047              17.423 16
                      12/31/2013              17.423              15.919 7

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

100

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
                      12/31/2007              N/A              12.124 1
                      12/31/2008              12.124              10.159 1
                      12/31/2009              10.159              13.016 4
                      12/31/2010              13.016              14.326 70
                      12/31/2011              14.326              14.947 129
                      12/31/2012              14.947              17.289 84
                      12/31/2013              17.289              15.782 44
1.95%
                      12/31/2007              N/A              12.108 0
                      12/31/2008              12.108              10.140 2
                      12/31/2009              10.140              12.986 14
                      12/31/2010              12.986              14.285 53
                      12/31/2011              14.285              14.897 32
                      12/31/2012              14.897              17.223 49
                      12/31/2013              17.223              15.713 28
2.05%
                      12/31/2008              N/A              10.103 1
                      12/31/2009              10.103              12.925 22
                      12/31/2010              12.925              14.204 39
                      12/31/2011              14.204              14.798 36
                      12/31/2012              14.798              17.091 36
                      12/31/2013              17.091              15.578 3
2.10%
                      12/31/2007              N/A              12.059 0
                      12/31/2008              12.059              10.084 1
                      12/31/2009              10.084              12.895 5
                      12/31/2010              12.895              14.164 11
                      12/31/2011              14.164              14.748 8
                      12/31/2012              14.748              17.026 7
                      12/31/2013              17.026              15.510 8
2.15%
                      12/31/2008              N/A              10.066 0
                      12/31/2009              10.066              12.865 6
                      12/31/2010              12.865              14.124 1
                      12/31/2011              14.124              14.699 1
                      12/31/2012              14.699              16.960 1
                      12/31/2013              16.960              15.443 1
2.20%
                      12/31/2007              N/A              12.027 0
                      12/31/2008              12.027              10.047 1
                      12/31/2009              10.047              12.835 3
                      12/31/2010              12.835              14.084 41
                      12/31/2011              14.084              14.650 34
                      12/31/2012              14.650              16.895 51
                      12/31/2013              16.895              15.376 37
2.25%
                      12/31/2007              N/A              12.011 0
                      12/31/2008              12.011              10.029 2
                      12/31/2009              10.029              12.805 2
                      12/31/2010              12.805              14.044 11
                      12/31/2011              14.044              14.602 4
                      12/31/2012              14.602              16.831 1
                      12/31/2013              16.831              15.310 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2008              N/A              10.010 3
                      12/31/2009              10.010              12.775 4
                      12/31/2010              12.775              14.004 6
                      12/31/2011              14.004              14.553 5
                      12/31/2012              14.553              16.766 3
                      12/31/2013              16.766              15.243 1
2.35%
                      12/31/2007              N/A              11.979 0
                      12/31/2008              11.979              9.992 2
                      12/31/2009              9.992              12.745 8
                      12/31/2010              12.745              13.964 29
                      12/31/2011              13.964              14.504 14
                      12/31/2012              14.504              16.702 16
                      12/31/2013              16.702              15.177 5
2.40%
                      12/31/2007              N/A              11.963 0
                      12/31/2008              11.963              9.974 4
                      12/31/2009              9.974              12.716 22
                      12/31/2010              12.716              13.925 11
                      12/31/2011              13.925              14.456 8
                      12/31/2012              14.456              16.638 7
                      12/31/2013              16.638              15.111 8
2.45%
                      12/31/2008              N/A              9.955 2
                      12/31/2009              9.955              12.686 4
                      12/31/2010              12.686              13.885 5
                      12/31/2011              13.885              14.408 5
                      12/31/2012              14.408              16.574 5
                      12/31/2013              16.574              15.046 6
2.50%
                      12/31/2007              N/A              11.931 0
                      12/31/2008              11.931              9.937 0
                      12/31/2009              9.937              12.656 11
                      12/31/2010              12.656              13.846 11
                      12/31/2011              13.846              14.360 11
                      12/31/2012              14.360              16.511 11
                      12/31/2013              16.511              14.981 8
2.55%
                      12/31/2007              N/A              11.915 0
                      12/31/2008              11.915              9.919 0
                      12/31/2009              9.919              12.627 1
                      12/31/2010              12.627              13.807 0
                      12/31/2011              13.807              14.312 0
                      12/31/2012              14.312              16.447 0
                      12/31/2013              16.447              14.916 1
2.60%
                      12/31/2007              N/A              11.899 0
                      12/31/2008              11.899              9.901 2
                      12/31/2009              9.901              12.597 7
                      12/31/2010              12.597              13.767 16
                      12/31/2011              13.767              14.264 14
                      12/31/2012              14.264              16.384 13
                      12/31/2013              16.384              14.851 3

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

101

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2007              N/A              11.883 0
                      12/31/2008              11.883              9.882 0
                      12/31/2009              9.882              12.568 19
                      12/31/2010              12.568              13.728 15
                      12/31/2011              13.728              14.217 3
                      12/31/2012              14.217              16.321 3
                      12/31/2013              16.321              14.787 2
2.70%
                      12/31/2008              N/A              9.864 0
                      12/31/2009              9.864              12.538 5
                      12/31/2010              12.538              13.690 5
                      12/31/2011              13.690              14.169 7
                      12/31/2012              14.169              16.259 10
                      12/31/2013              16.259              14.723 0
2.75%
                      12/31/2007              N/A              11.851 0
                      12/31/2008              11.851              9.846 1
                      12/31/2009              9.846              12.509 9
                      12/31/2010              12.509              13.651 6
                      12/31/2011              13.651              14.122 8
                      12/31/2012              14.122              16.197 8
                      12/31/2013              16.197              14.659 10
2.80%
                      12/31/2007              N/A              11.835 0
                      12/31/2008              11.835              9.828 4
                      12/31/2009              9.828              12.480 7
                      12/31/2010              12.480              13.612 15
                      12/31/2011              13.612              14.075 8
                      12/31/2012              14.075              16.135 7
                      12/31/2013              16.135              14.596 7
2.85%
                      12/31/2008              N/A              9.810 0
                      12/31/2009              9.810              12.451 3
                      12/31/2010              12.451              13.573 2
                      12/31/2011              13.573              14.028 2
                      12/31/2012              14.028              16.073 1
                      12/31/2013              16.073              14.533 1
2.90%
                      12/31/2007              N/A              11.804 0
                      12/31/2008              11.804              9.792 0
                      12/31/2009              9.792              12.422 10
                      12/31/2010              12.422              13.535 16
                      12/31/2011              13.535              13.982 8
                      12/31/2012              13.982              16.011 5
                      12/31/2013              16.011              14.470 5
2.95%
                      12/31/2013              N/A              14.407 0
3.00%
                      12/31/2008              N/A              9.756 0
                      12/31/2009              9.756              12.364 4
                      12/31/2010              12.364              13.458 1
                      12/31/2011              13.458              13.889 1
                      12/31/2012              13.889              15.889 1
                      12/31/2013              15.889              14.345 1

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2007              N/A              11.757 0
                      12/31/2008              11.757              9.738 0
                      12/31/2009              9.738              12.335 10
                      12/31/2010              12.335              13.420 3
                      12/31/2011              13.420              13.842 1
                      12/31/2012              13.842              15.828 1
                      12/31/2013              15.828              14.282 1
3.10%
                      12/31/2013              N/A              14.221 18
3.15%
                      12/31/2008              N/A              9.702 0
                      12/31/2009              9.702              12.277 2
                      12/31/2010              12.277              13.344 1
                      12/31/2011              13.344              13.750 1
                      12/31/2012              13.750              15.707 1
                      12/31/2013              15.707              14.159 0
3.20%
                      12/31/2013              N/A              22.102 0
3.25%
                      12/31/2013              N/A              21.978 0
3.30%
                      12/31/2009              N/A              12.191 3
                      12/31/2010              12.191              13.231 4
                      12/31/2011              13.231              13.613 0
                      12/31/2012              13.613              15.527 0
                      12/31/2013              15.527              13.976 0
3.40%
                      12/31/2013              N/A              21.609 1
3.45%
                      12/31/2013              N/A              21.487 0
3.55%
                      12/31/2013              N/A              21.246 0
PIMCO VIT Global Advantage Strategy Bond Portfolio
1.65%
                      12/31/2011              N/A              9.797 17
                      12/31/2012              9.797              10.233 37
                      12/31/2013              10.233              9.749 39
1.70%
                      12/31/2011              N/A              9.787 47
                      12/31/2012              9.787              10.217 84
                      12/31/2013              10.217              9.729 136
1.75%
                      12/31/2011              N/A              9.791 0
                      12/31/2012              9.791              10.216 1
                      12/31/2013              10.216              9.723 1
1.80%
                      12/31/2011              N/A              9.788 0
                      12/31/2012              9.788              10.207 0
                      12/31/2013              10.207              9.710 0
1.90%
                      12/31/2011              N/A              9.781 6
                      12/31/2012              9.781              10.190 14
                      12/31/2013              10.190              9.684 16

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

102

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2011              N/A              9.778 15
                      12/31/2012              9.778              10.182 42
                      12/31/2013              10.182              9.671 53
2.05%
                      12/31/2011              N/A              9.771 2
                      12/31/2012              9.771              10.164 2
                      12/31/2013              10.164              9.645 2
2.10%
                      12/31/2011              N/A              9.768 2
                      12/31/2012              9.768              10.156 2
                      12/31/2013              10.156              9.632 2
2.15%
                      12/31/2011              N/A              9.765 0
                      12/31/2012              9.765              10.147 0
                      12/31/2013              10.147              9.619 0
2.20%
                      12/31/2011              N/A              9.761 0
                      12/31/2012              9.761              10.139 2
                      12/31/2013              10.139              9.606 2
2.25%
                      12/31/2011              N/A              9.758 0
                      12/31/2012              9.758              10.130 0
                      12/31/2013              10.130              9.593 0
2.30%
                      12/31/2011              N/A              9.755 0
                      12/31/2012              9.755              10.122 0
                      12/31/2013              10.122              9.581 0
2.35%
                      12/31/2011              N/A              9.752 11
                      12/31/2012              9.752              10.113 11
                      12/31/2013              10.113              9.568 0
2.40%
                      12/31/2011              N/A              9.748 0
                      12/31/2012              9.748              10.105 0
                      12/31/2013              10.105              9.555 0
2.45%
                      12/31/2011              N/A              9.745 3
                      12/31/2012              9.745              10.097 3
                      12/31/2013              10.097              9.542 1
2.50%
                      12/31/2011              N/A              9.742 0
                      12/31/2012              9.742              10.088 0
                      12/31/2013              10.088              9.529 0
2.55%
                      12/31/2011              N/A              9.738 0
                      12/31/2012              9.738              10.080 0
                      12/31/2013              10.080              9.517 0
2.60%
                      12/31/2011              N/A              9.735 0
                      12/31/2012              9.735              10.071 0
                      12/31/2013              10.071              9.504 0
2.65%
                      12/31/2011              N/A              9.732 0
                      12/31/2012              9.732              10.063 0
                      12/31/2013              10.063              9.491 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2011              N/A              9.729 1
                      12/31/2012              9.729              10.054 2
                      12/31/2013              10.054              9.479 2
2.75%
                      12/31/2011              N/A              9.725 0
                      12/31/2012              9.725              10.046 0
                      12/31/2013              10.046              9.466 0
2.80%
                      12/31/2011              N/A              9.722 0
                      12/31/2012              9.722              10.037 0
                      12/31/2013              10.037              9.453 0
2.85%
                      12/31/2011              N/A              9.719 0
                      12/31/2012              9.719              10.029 0
                      12/31/2013              10.029              9.441 0
2.90%
                      12/31/2011              N/A              9.720 0
                      12/31/2012              9.720              10.025 0
                      12/31/2013              10.025              9.428 0
2.95%
                      12/31/2013              N/A              9.415 0
3.00%
                      12/31/2011              N/A              9.709 0
                      12/31/2012              9.709              10.004 0
                      12/31/2013              10.004              9.403 0
3.05%
                      12/31/2011              N/A              9.706 0
                      12/31/2012              9.706              9.995 0
                      12/31/2013              9.995              9.390 0
3.10%
                      12/31/2013              N/A              9.378 0
3.15%
                      12/31/2011              N/A              9.699 0
                      12/31/2012              9.699              9.979 0
                      12/31/2013              9.979              9.365 0
3.20%
                      12/31/2013              N/A              9.348 0
3.25%
                      12/31/2013              N/A              9.335 0
3.30%
                      12/31/2011              N/A              9.685 0
                      12/31/2012              9.685              9.949 0
                      12/31/2013              9.949              9.323 0
3.40%
                      12/31/2013              N/A              9.297 0
3.45%
                      12/31/2013              N/A              9.285 0
3.55%
                      12/31/2013              N/A              9.260 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

103

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Global Bond Portfolio (Unhedged)
1.65%
                      12/31/2007              N/A              10.371 0
                      12/31/2008              10.371              10.114 0
                      12/31/2009              10.114              11.627 10
                      12/31/2010              11.627              12.770 56
                      12/31/2011              12.770              13.513 88
                      12/31/2012              13.513              14.214 91
                      12/31/2013              14.214              12.796 78
1.70%
                      12/31/2007              N/A              10.357 0
                      12/31/2008              10.357              10.096 0
                      12/31/2009              10.096              11.600 6
                      12/31/2010              11.600              12.734 35
                      12/31/2011              12.734              13.468 33
                      12/31/2012              13.468              14.159 35
                      12/31/2013              14.159              12.741 36
1.75%
                      12/31/2009              N/A              11.572 0
                      12/31/2010              11.572              12.698 1
                      12/31/2011              12.698              13.423 1
                      12/31/2012              13.423              14.105 1
                      12/31/2013              14.105              12.685 1
1.80%
                      12/31/2008              N/A              10.059 2
                      12/31/2009              10.059              11.545 8
                      12/31/2010              11.545              12.662 14
                      12/31/2011              12.662              13.378 15
                      12/31/2012              13.378              14.051 17
                      12/31/2013              14.051              12.630 20
1.90%
                      12/31/2007              N/A              10.302 0
                      12/31/2008              10.302              10.022 12
                      12/31/2009              10.022              11.492 13
                      12/31/2010              11.492              12.590 21
                      12/31/2011              12.590              13.289 84
                      12/31/2012              13.289              13.944 52
                      12/31/2013              13.944              12.521 32
1.95%
                      12/31/2007              N/A              10.288 0
                      12/31/2008              10.288              10.003 0
                      12/31/2009              10.003              11.465 7
                      12/31/2010              11.465              12.554 10
                      12/31/2011              12.554              13.245 22
                      12/31/2012              13.245              13.890 25
                      12/31/2013              13.890              12.467 26
2.05%
                      12/31/2008              N/A              9.967 0
                      12/31/2009              9.967              11.411 1
                      12/31/2010              11.411              12.483 3
                      12/31/2011              12.483              13.157 2
                      12/31/2012              13.157              13.784 2
                      12/31/2013              13.784              12.359 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              10.247 0
                      12/31/2008              10.247              9.948 5
                      12/31/2009              9.948              11.385 17
                      12/31/2010              11.385              12.448 23
                      12/31/2011              12.448              13.113 22
                      12/31/2012              13.113              13.731 27
                      12/31/2013              13.731              12.306 34
2.15%
                      12/31/2008              N/A              9.930 1
                      12/31/2009              9.930              11.358 2
                      12/31/2010              11.358              12.412 1
                      12/31/2011              12.412              13.069 2
                      12/31/2012              13.069              13.678 2
                      12/31/2013              13.678              12.252 2
2.20%
                      12/31/2007              N/A              10.219 1
                      12/31/2008              10.219              9.912 6
                      12/31/2009              9.912              11.331 10
                      12/31/2010              11.331              12.377 8
                      12/31/2011              12.377              13.026 10
                      12/31/2012              13.026              13.626 9
                      12/31/2013              13.626              12.199 9
2.25%
                      12/31/2007              N/A              10.206 0
                      12/31/2008              10.206              9.894 6
                      12/31/2009              9.894              11.305 5
                      12/31/2010              11.305              12.342 7
                      12/31/2011              12.342              12.982 9
                      12/31/2012              12.982              13.574 9
                      12/31/2013              13.574              12.147 9
2.30%
                      12/31/2008              N/A              9.875 1
                      12/31/2009              9.875              11.279 2
                      12/31/2010              11.279              12.307 2
                      12/31/2011              12.307              12.939 2
                      12/31/2012              12.939              13.522 2
                      12/31/2013              13.522              12.094 2
2.35%
                      12/31/2007              N/A              10.178 0
                      12/31/2008              10.178              9.857 3
                      12/31/2009              9.857              11.252 4
                      12/31/2010              11.252              12.272 4
                      12/31/2011              12.272              12.896 3
                      12/31/2012              12.896              13.470 3
                      12/31/2013              13.470              12.042 3
2.40%
                      12/31/2007              N/A              10.165 0
                      12/31/2008              10.165              9.839 6
                      12/31/2009              9.839              11.226 9
                      12/31/2010              11.226              12.237 13
                      12/31/2011              12.237              12.853 8
                      12/31/2012              12.853              13.418 8
                      12/31/2013              13.418              11.989 9

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

104

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2008              N/A              9.821 3
                      12/31/2009              9.821              11.200 5
                      12/31/2010              11.200              12.203 7
                      12/31/2011              12.203              12.810 6
                      12/31/2012              12.810              13.367 6
                      12/31/2013              13.367              11.937 4
2.50%
                      12/31/2007              N/A              10.138 0
                      12/31/2008              10.138              9.803 2
                      12/31/2009              9.803              11.174 5
                      12/31/2010              11.174              12.168 2
                      12/31/2011              12.168              12.767 2
                      12/31/2012              12.767              13.316 2
                      12/31/2013              13.316              11.886 1
2.55%
                      12/31/2007              N/A              10.124 0
                      12/31/2008              10.124              9.785 0
                      12/31/2009              9.785              11.147 0
                      12/31/2010              11.147              12.134 0
                      12/31/2011              12.134              12.725 0
                      12/31/2012              12.725              13.265 0
                      12/31/2013              13.265              11.834 0
2.60%
                      12/31/2007              N/A              10.111 0
                      12/31/2008              10.111              9.767 4
                      12/31/2009              9.767              11.121 5
                      12/31/2010              11.121              12.099 9
                      12/31/2011              12.099              12.682 8
                      12/31/2012              12.682              13.214 8
                      12/31/2013              13.214              11.783 8
2.65%
                      12/31/2007              N/A              10.097 0
                      12/31/2008              10.097              9.749 3
                      12/31/2009              9.749              11.095 10
                      12/31/2010              11.095              12.065 22
                      12/31/2011              12.065              12.640 9
                      12/31/2012              12.640              13.163 8
                      12/31/2013              13.163              11.732 5
2.70%
                      12/31/2008              N/A              9.731 0
                      12/31/2009              9.731              11.069 5
                      12/31/2010              11.069              12.031 4
                      12/31/2011              12.031              12.598 0
                      12/31/2012              12.598              13.113 0
                      12/31/2013              13.113              11.681 0
2.75%
                      12/31/2007              N/A              10.070 0
                      12/31/2008              10.070              9.713 3
                      12/31/2009              9.713              11.044 9
                      12/31/2010              11.044              11.997 9
                      12/31/2011              11.997              12.556 7
                      12/31/2012              12.556              13.062 8
                      12/31/2013              13.062              11.631 5

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              10.057 0
                      12/31/2008              10.057              9.695 0
                      12/31/2009              9.695              11.018 0
                      12/31/2010              11.018              11.963 8
                      12/31/2011              11.963              12.514 0
                      12/31/2012              12.514              13.012 0
                      12/31/2013              13.012              11.580 0
2.85%
                      12/31/2008              N/A              9.678 2
                      12/31/2009              9.678              10.992 10
                      12/31/2010              10.992              11.929 9
                      12/31/2011              11.929              12.473 9
                      12/31/2012              12.473              12.962 8
                      12/31/2013              12.962              11.530 11
2.90%
                      12/31/2007              N/A              10.030 0
                      12/31/2008              10.030              9.660 0
                      12/31/2009              9.660              10.966 0
                      12/31/2010              10.966              11.895 9
                      12/31/2011              11.895              12.431 5
                      12/31/2012              12.431              12.913 5
                      12/31/2013              12.913              11.480 1
2.95%
                      12/31/2013              N/A              11.430 0
3.00%
                      12/31/2008              N/A              9.624 0
                      12/31/2009              9.624              10.915 0
                      12/31/2010              10.915              11.828 0
                      12/31/2011              11.828              12.348 0
                      12/31/2012              12.348              12.814 0
                      12/31/2013              12.814              11.381 2
3.05%
                      12/31/2007              N/A              9.990 0
                      12/31/2008              9.990              9.607 0
                      12/31/2009              9.607              10.890 1
                      12/31/2010              10.890              11.794 5
                      12/31/2011              11.794              12.307 2
                      12/31/2012              12.307              12.765 2
                      12/31/2013              12.765              11.332 2
3.10%
                      12/31/2013              N/A              11.283 0
3.15%
                      12/31/2008              N/A              9.572 0
                      12/31/2009              9.572              10.839 1
                      12/31/2010              10.839              11.727 1
                      12/31/2011              11.727              12.225 1
                      12/31/2012              12.225              12.667 1
                      12/31/2013              12.667              11.234 0
3.20%
                      12/31/2013              N/A              15.188 0
3.25%
                      12/31/2013              N/A              15.098 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

105

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
                      12/31/2009              N/A              10.763 0
                      12/31/2010              10.763              11.628 5
                      12/31/2011              11.628              12.103 0
                      12/31/2012              12.103              12.522 0
                      12/31/2013              12.522              11.088 0
3.40%
                      12/31/2013              N/A              14.828 1
3.45%
                      12/31/2013              N/A              14.740 0
3.55%
                      12/31/2013              N/A              14.564 0
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
1.65%
                      12/31/2009              N/A              10.006 5
                      12/31/2010              10.006              10.960 398
                      12/31/2011              10.960              10.594 675
                      12/31/2012              10.594              11.344 686
                      12/31/2013              11.344              10.280 536
1.70%
                      12/31/2009              N/A              10.005 17
                      12/31/2010              10.005              10.953 136
                      12/31/2011              10.953              10.582 386
                      12/31/2012              10.582              11.326 474
                      12/31/2013              11.326              10.259 494
1.75%
                      12/31/2009              N/A              10.004 0
                      12/31/2010              10.004              10.947 7
                      12/31/2011              10.947              10.571 18
                      12/31/2012              10.571              11.308 19
                      12/31/2013              11.308              10.237 21
1.80%
                      12/31/2009              N/A              10.003 0
                      12/31/2010              10.003              10.940 14
                      12/31/2011              10.940              10.559 14
                      12/31/2012              10.559              11.290 13
                      12/31/2013              11.290              10.216 14
1.90%
                      12/31/2009              N/A              10.001 3
                      12/31/2010              10.001              10.927 105
                      12/31/2011              10.927              10.536 145
                      12/31/2012              10.536              11.254 333
                      12/31/2013              11.254              10.173 311
1.95%
                      12/31/2009              N/A              10.000 12
                      12/31/2010              10.000              10.921 95
                      12/31/2011              10.921              10.524 352
                      12/31/2012              10.524              11.236 376
                      12/31/2013              11.236              10.152 240
2.05%
                      12/31/2009              N/A              9.998 0
                      12/31/2010              9.998              10.908 9
                      12/31/2011              10.908              10.501 15
                      12/31/2012              10.501              11.200 15
                      12/31/2013              11.200              10.109 16

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2009              N/A              9.997 0
                      12/31/2010              9.997              10.901 0
                      12/31/2011              10.901              10.490 2
                      12/31/2012              10.490              11.182 6
                      12/31/2013              11.182              10.088 3
2.15%
                      12/31/2009              N/A              9.996 0
                      12/31/2010              9.996              10.895 0
                      12/31/2011              10.895              10.478 2
                      12/31/2012              10.478              11.164 2
                      12/31/2013              11.164              10.067 3
2.20%
                      12/31/2009              N/A              9.995 0
                      12/31/2010              9.995              10.888 17
                      12/31/2011              10.888              10.467 71
                      12/31/2012              10.467              11.146 77
                      12/31/2013              11.146              10.046 68
2.25%
                      12/31/2009              N/A              9.994 0
                      12/31/2010              9.994              10.882 2
                      12/31/2011              10.882              10.455 4
                      12/31/2012              10.455              11.129 4
                      12/31/2013              11.129              10.025 0
2.30%
                      12/31/2009              N/A              9.993 0
                      12/31/2010              9.993              10.875 0
                      12/31/2011              10.875              10.444 0
                      12/31/2012              10.444              11.111 0
                      12/31/2013              11.111              10.004 0
2.35%
                      12/31/2009              N/A              9.992 0
                      12/31/2010              9.992              10.869 0
                      12/31/2011              10.869              10.433 2
                      12/31/2012              10.433              11.093 0
                      12/31/2013              11.093              9.983 4
2.40%
                      12/31/2009              N/A              9.991 0
                      12/31/2010              9.991              10.862 2
                      12/31/2011              10.862              10.421 11
                      12/31/2012              10.421              11.075 13
                      12/31/2013              11.075              9.962 12
2.45%
                      12/31/2009              N/A              9.990 0
                      12/31/2010              9.990              10.856 0
                      12/31/2011              10.856              10.410 0
                      12/31/2012              10.410              11.058 0
                      12/31/2013              11.058              9.941 0
2.50%
                      12/31/2009              N/A              9.989 0
                      12/31/2010              9.989              10.849 0
                      12/31/2011              10.849              10.398 15
                      12/31/2012              10.398              11.040 19
                      12/31/2013              11.040              9.920 9

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

106

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
                      12/31/2009              N/A              9.989 0
                      12/31/2010              9.989              10.843 0
                      12/31/2011              10.843              10.387 4
                      12/31/2012              10.387              11.022 4
                      12/31/2013              11.022              9.900 5
2.60%
                      12/31/2009              N/A              9.988 0
                      12/31/2010              9.988              10.836 2
                      12/31/2011              10.836              10.376 3
                      12/31/2012              10.376              11.005 3
                      12/31/2013              11.005              9.879 2
2.65%
                      12/31/2009              N/A              9.987 0
                      12/31/2010              9.987              10.830 1
                      12/31/2011              10.830              10.364 14
                      12/31/2012              10.364              10.987 9
                      12/31/2013              10.987              9.858 10
2.70%
                      12/31/2009              N/A              9.986 3
                      12/31/2010              9.986              10.823 3
                      12/31/2011              10.823              10.353 3
                      12/31/2012              10.353              10.970 3
                      12/31/2013              10.970              9.837 3
2.75%
                      12/31/2009              N/A              9.985 3
                      12/31/2010              9.985              10.817 5
                      12/31/2011              10.817              10.342 5
                      12/31/2012              10.342              10.952 4
                      12/31/2013              10.952              9.817 1
2.80%
                      12/31/2009              N/A              9.984 0
                      12/31/2010              9.984              10.810 4
                      12/31/2011              10.810              10.330 11
                      12/31/2012              10.330              10.935 9
                      12/31/2013              10.935              9.796 0
2.85%
                      12/31/2009              N/A              9.983 0
                      12/31/2010              9.983              10.804 5
                      12/31/2011              10.804              10.319 8
                      12/31/2012              10.319              10.917 4
                      12/31/2013              10.917              9.776 4
2.90%
                      12/31/2009              N/A              9.982 5
                      12/31/2010              9.982              10.798 1
                      12/31/2011              10.798              10.308 11
                      12/31/2012              10.308              10.900 10
                      12/31/2013              10.900              9.755 11
2.95%
                      12/31/2013              N/A              9.735 0
3.00%
                      12/31/2009              N/A              9.980 0
                      12/31/2010              9.980              10.785 0
                      12/31/2011              10.785              10.285 5
                      12/31/2012              10.285              10.865 7
                      12/31/2013              10.865              9.714 7

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2009              N/A              9.979 0
                      12/31/2010              9.979              10.778 0
                      12/31/2011              10.778              10.274 11
                      12/31/2012              10.274              10.848 17
                      12/31/2013              10.848              9.694 18
3.10%
                      12/31/2013              N/A              9.674 0
3.15%
                      12/31/2009              N/A              9.977 0
                      12/31/2010              9.977              10.765 0
                      12/31/2011              10.765              10.251 2
                      12/31/2012              10.251              10.813 2
                      12/31/2013              10.813              9.653 2
3.20%
                      12/31/2013              N/A              11.249 0
3.25%
                      12/31/2013              N/A              11.222 0
3.30%
                      12/31/2009              N/A              9.974 0
                      12/31/2010              9.974              10.746 0
                      12/31/2011              10.746              10.218 3
                      12/31/2012              10.218              10.761 4
                      12/31/2013              10.761              9.593 0
3.40%
                      12/31/2013              N/A              11.143 0
3.45%
                      12/31/2013              N/A              11.116 0
3.55%
                      12/31/2013              N/A              11.064 4
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
1.65%
                      12/31/2012              N/A              10.220 53
                      12/31/2013              10.220              9.438 77
1.70%
                      12/31/2012              N/A              10.216 34
                      12/31/2013              10.216              9.430 95
1.75%
                      12/31/2012              N/A              10.213 0
                      12/31/2013              10.213              9.422 0
1.90%
                      12/31/2012              N/A              10.202 57
                      12/31/2013              10.202              9.398 97
1.95%
                      12/31/2012              N/A              10.199 9
                      12/31/2013              10.199              9.390 2
2.05%
                      12/31/2012              N/A              10.192 1
                      12/31/2013              10.192              9.375 1
2.20%
                      12/31/2012              N/A              10.182 0
                      12/31/2013              10.182              9.351 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

107

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT High Yield Portfolio
1.65%
                      12/31/2007              N/A              14.017 0
                      12/31/2008              14.017              10.541 0
                      12/31/2009              10.541              14.561 4
                      12/31/2010              14.561              16.401 52
                      12/31/2011              16.401              16.675 120
                      12/31/2012              16.675              18.751 251
                      12/31/2013              18.751              19.504 277
1.70%
                      12/31/2007              N/A              13.962 1
                      12/31/2008              13.962              10.494 0
                      12/31/2009              10.494              14.489 25
                      12/31/2010              14.489              16.311 31
                      12/31/2011              16.311              16.576 142
                      12/31/2012              16.576              18.630 372
                      12/31/2013              18.630              19.368 538
1.75%
                      12/31/2009              N/A              13.884 1
                      12/31/2010              13.884              15.622 6
                      12/31/2011              15.622              15.868 8
                      12/31/2012              15.868              17.825 9
                      12/31/2013              17.825              18.522 9
1.80%
                      12/31/2008              N/A              10.401 12
                      12/31/2009              10.401              14.346 19
                      12/31/2010              14.346              16.134 25
                      12/31/2011              16.134              16.380 27
                      12/31/2012              16.380              18.391 44
                      12/31/2013              18.391              19.100 49
1.90%
                      12/31/2007              N/A              13.628 0
                      12/31/2008              13.628              10.223 2
                      12/31/2009              10.223              14.086 4
                      12/31/2010              14.086              15.826 17
                      12/31/2011              15.826              16.051 51
                      12/31/2012              16.051              18.004 123
                      12/31/2013              18.004              18.679 134
1.95%
                      12/31/2007              N/A              13.688 0
                      12/31/2008              13.688              10.263 1
                      12/31/2009              10.263              14.134 32
                      12/31/2010              14.134              15.872 34
                      12/31/2011              15.872              16.089 77
                      12/31/2012              16.089              18.038 176
                      12/31/2013              18.038              18.706 208
2.05%
                      12/31/2008              N/A              10.172 1
                      12/31/2009              10.172              13.995 4
                      12/31/2010              13.995              15.699 4
                      12/31/2011              15.699              15.899 4
                      12/31/2012              15.899              17.806 25
                      12/31/2013              17.806              18.447 27

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              13.526 0
                      12/31/2008              13.526              10.126 1
                      12/31/2009              10.126              13.925 19
                      12/31/2010              13.925              15.614 26
                      12/31/2011              15.614              15.804 28
                      12/31/2012              15.804              17.692 30
                      12/31/2013              17.692              18.319 38
2.15%
                      12/31/2008              N/A              10.081 0
                      12/31/2009              10.081              13.857 0
                      12/31/2010              13.857              15.529 0
                      12/31/2011              15.529              15.710 2
                      12/31/2012              15.710              17.578 2
                      12/31/2013              17.578              18.192 2
2.20%
                      12/31/2007              N/A              13.346 1
                      12/31/2008              13.346              9.982 2
                      12/31/2009              9.982              13.713 5
                      12/31/2010              13.713              15.360 15
                      12/31/2011              15.360              15.532 54
                      12/31/2012              15.532              17.369 70
                      12/31/2013              17.369              17.967 95
2.25%
                      12/31/2007              N/A              13.366 0
                      12/31/2008              13.366              9.992 2
                      12/31/2009              9.992              13.720 3
                      12/31/2010              13.720              15.360 4
                      12/31/2011              15.360              15.524 10
                      12/31/2012              15.524              17.352 11
                      12/31/2013              17.352              17.940 4
2.30%
                      12/31/2008              N/A              9.903 3
                      12/31/2009              9.903              13.591 5
                      12/31/2010              13.591              15.208 8
                      12/31/2011              15.208              15.363 6
                      12/31/2012              15.363              17.163 5
                      12/31/2013              17.163              17.736 6
2.35%
                      12/31/2007              N/A              13.261 0
                      12/31/2008              13.261              9.903 4
                      12/31/2009              9.903              13.584 8
                      12/31/2010              13.584              15.193 12
                      12/31/2011              15.193              15.340 10
                      12/31/2012              15.340              17.129 10
                      12/31/2013              17.129              17.692 8
2.40%
                      12/31/2007              N/A              13.209 0
                      12/31/2008              13.209              9.859 0
                      12/31/2009              9.859              13.517 17
                      12/31/2010              13.517              15.110 7
                      12/31/2011              15.110              15.249 4
                      12/31/2012              15.249              17.019 7
                      12/31/2013              17.019              17.569 3

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

108

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2008              N/A              9.815 0
                      12/31/2009              9.815              13.450 8
                      12/31/2010              13.450              15.028 9
                      12/31/2011              15.028              15.158 9
                      12/31/2012              15.158              16.909 10
                      12/31/2013              16.909              17.447 11
2.50%
                      12/31/2007              N/A              13.104 0
                      12/31/2008              13.104              9.771 2
                      12/31/2009              9.771              13.383 14
                      12/31/2010              13.383              14.946 6
                      12/31/2011              14.946              15.068 9
                      12/31/2012              15.068              16.800 11
                      12/31/2013              16.800              17.326 6
2.55%
                      12/31/2007              N/A              13.053 0
                      12/31/2008              13.053              9.728 0
                      12/31/2009              9.728              13.317 1
                      12/31/2010              13.317              14.865 0
                      12/31/2011              14.865              14.979 0
                      12/31/2012              14.979              16.692 0
                      12/31/2013              16.692              17.206 0
2.60%
                      12/31/2007              N/A              12.980 0
                      12/31/2008              12.980              9.669 3
                      12/31/2009              9.669              13.230 8
                      12/31/2010              13.230              14.761 10
                      12/31/2011              14.761              14.866 10
                      12/31/2012              14.866              16.558 10
                      12/31/2013              16.558              17.060 8
2.65%
                      12/31/2007              N/A              12.950 0
                      12/31/2008              12.950              9.641 1
                      12/31/2009              9.641              13.186 19
                      12/31/2010              13.186              14.703 14
                      12/31/2011              14.703              14.801 4
                      12/31/2012              14.801              16.477 19
                      12/31/2013              16.477              16.968 14
2.70%
                      12/31/2008              N/A              9.599 0
                      12/31/2009              9.599              13.120 1
                      12/31/2010              13.120              14.623 1
                      12/31/2011              14.623              14.713 8
                      12/31/2012              14.713              16.371 11
                      12/31/2013              16.371              16.850 1
2.75%
                      12/31/2007              N/A              12.846 0
                      12/31/2008              12.846              9.555 1
                      12/31/2009              9.555              13.054 8
                      12/31/2010              13.054              14.542 7
                      12/31/2011              14.542              14.624 10
                      12/31/2012              14.624              16.264 13
                      12/31/2013              16.264              16.731 10

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              12.797 0
                      12/31/2008              12.797              9.513 0
                      12/31/2009              9.513              12.991 5
                      12/31/2010              12.991              14.464 1
                      12/31/2011              14.464              14.539 1
                      12/31/2012              14.539              16.161 11
                      12/31/2013              16.161              16.617 5
2.85%
                      12/31/2008              N/A              9.471 0
                      12/31/2009              9.471              12.927 9
                      12/31/2010              12.927              14.385 6
                      12/31/2011              14.385              14.452 7
                      12/31/2012              14.452              16.057 6
                      12/31/2013              16.057              16.502 7
2.90%
                      12/31/2007              N/A              12.713 0
                      12/31/2008              12.713              9.429 1
                      12/31/2009              9.429              12.863 6
                      12/31/2010              12.863              14.307 2
                      12/31/2011              14.307              14.366 3
                      12/31/2012              14.366              15.953 3
                      12/31/2013              15.953              16.387 4
2.95%
                      12/31/2013              N/A              16.274 0
3.00%
                      12/31/2008              N/A              9.345 0
                      12/31/2009              9.345              12.736 4
                      12/31/2010              12.736              14.152 1
                      12/31/2011              14.152              14.196 1
                      12/31/2012              14.196              15.748 1
                      12/31/2013              15.748              16.161 4
3.05%
                      12/31/2007              N/A              12.581 0
                      12/31/2008              12.581              9.329 0
                      12/31/2009              9.329              12.708 10
                      12/31/2010              12.708              14.114 1
                      12/31/2011              14.114              14.151 1
                      12/31/2012              14.151              15.691 1
                      12/31/2013              15.691              16.048 1
3.10%
                      12/31/2013              N/A              15.937 11
3.15%
                      12/31/2008              N/A              9.221 0
                      12/31/2009              9.221              12.547 2
                      12/31/2010              12.547              13.922 1
                      12/31/2011              13.922              13.945 1
                      12/31/2012              13.945              15.446 1
                      12/31/2013              15.446              15.826 0
3.20%
                      12/31/2013              N/A              15.478 0
3.25%
                      12/31/2013              N/A              15.356 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

109

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
                      12/31/2009              N/A              12.427 3
                      12/31/2010              12.427              13.767 0
                      12/31/2011              13.767              13.769 0
                      12/31/2012              13.769              15.228 0
                      12/31/2013              15.228              15.580 0
3.40%
                      12/31/2013              N/A              14.999 1
3.45%
                      12/31/2013              N/A              14.882 0
3.55%
                      12/31/2013              N/A              14.650 0
PIMCO VIT Real Return Portfolio
1.65%
                      12/31/2007              N/A              12.181 0
                      12/31/2008              12.181              11.136 6
                      12/31/2009              11.136              12.968 15
                      12/31/2010              12.968              13.791 182
                      12/31/2011              13.791              15.150 199
                      12/31/2012              15.150              16.206 299
                      12/31/2013              16.206              14.472 271
1.70%
                      12/31/2007              N/A              12.153 0
                      12/31/2008              12.153              11.104 6
                      12/31/2009              11.104              12.925 28
                      12/31/2010              12.925              13.738 53
                      12/31/2011              13.738              15.085 139
                      12/31/2012              15.085              16.128 240
                      12/31/2013              16.128              14.395 301
1.75%
                      12/31/2009              N/A              12.872 0
                      12/31/2010              12.872              13.674 4
                      12/31/2011              13.674              15.007 5
                      12/31/2012              15.007              16.037 6
                      12/31/2013              16.037              14.307 8
1.80%
                      12/31/2008              N/A              11.042 8
                      12/31/2009              11.042              12.839 19
                      12/31/2010              12.839              13.633 44
                      12/31/2011              13.633              14.954 43
                      12/31/2012              14.954              15.973 42
                      12/31/2013              15.973              14.242 48
1.90%
                      12/31/2007              N/A              11.989 0
                      12/31/2008              11.989              10.933 16
                      12/31/2009              10.933              12.700 21
                      12/31/2010              12.700              13.472 92
                      12/31/2011              13.472              14.763 186
                      12/31/2012              14.763              15.752 216
                      12/31/2013              15.752              14.031 134

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              12.011 0
                      12/31/2008              12.011              10.948 1
                      12/31/2009              10.948              12.711 22
                      12/31/2010              12.711              13.477 45
                      12/31/2011              13.477              14.761 94
                      12/31/2012              14.761              15.743 154
                      12/31/2013              15.743              14.015 162
2.05%
                      12/31/2008              N/A              10.886 1
                      12/31/2009              10.886              12.627 3
                      12/31/2010              12.627              13.374 5
                      12/31/2011              13.374              14.633 10
                      12/31/2012              14.633              15.591 12
                      12/31/2013              15.591              13.867 12
2.10%
                      12/31/2007              N/A              11.927 0
                      12/31/2008              11.927              10.855 21
                      12/31/2009              10.855              12.585 42
                      12/31/2010              12.585              13.322 51
                      12/31/2011              13.322              14.570 51
                      12/31/2012              14.570              15.516 50
                      12/31/2013              15.516              13.793 51
2.15%
                      12/31/2008              N/A              10.824 0
                      12/31/2009              10.824              12.543 3
                      12/31/2010              12.543              13.271 1
                      12/31/2011              13.271              14.507 1
                      12/31/2012              14.507              15.441 2
                      12/31/2013              15.441              13.719 2
2.20%
                      12/31/2007              N/A              11.822 0
                      12/31/2008              11.822              10.748 3
                      12/31/2009              10.748              12.448 15
                      12/31/2010              12.448              13.165 71
                      12/31/2011              13.165              14.383 42
                      12/31/2012              14.383              15.301 55
                      12/31/2013              15.301              13.589 52
2.25%
                      12/31/2007              N/A              11.844 0
                      12/31/2008              11.844              10.763 3
                      12/31/2009              10.763              12.459 6
                      12/31/2010              12.459              13.170 7
                      12/31/2011              13.170              14.382 13
                      12/31/2012              14.382              15.292 20
                      12/31/2013              15.292              13.573 9
2.30%
                      12/31/2008              N/A              10.732 8
                      12/31/2009              10.732              12.418 6
                      12/31/2010              12.418              13.119 6
                      12/31/2011              13.119              14.319 6
                      12/31/2012              14.319              15.218 5
                      12/31/2013              15.218              13.501 6

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

110

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
                      12/31/2007              N/A              11.789 0
                      12/31/2008              11.789              10.702 7
                      12/31/2009              10.702              12.376 23
                      12/31/2010              12.376              13.069 37
                      12/31/2011              13.069              14.257 46
                      12/31/2012              14.257              15.145 47
                      12/31/2013              15.145              13.429 23
2.40%
                      12/31/2007              N/A              11.761 0
                      12/31/2008              11.761              10.672 10
                      12/31/2009              10.672              12.335 27
                      12/31/2010              12.335              13.019 26
                      12/31/2011              13.019              14.196 17
                      12/31/2012              14.196              15.071 15
                      12/31/2013              15.071              13.358 19
2.45%
                      12/31/2008              N/A              10.641 1
                      12/31/2009              10.641              12.294 2
                      12/31/2010              12.294              12.969 3
                      12/31/2011              12.969              14.134 3
                      12/31/2012              14.134              14.999 3
                      12/31/2013              14.999              13.287 2
2.50%
                      12/31/2007              N/A              11.706 0
                      12/31/2008              11.706              10.611 8
                      12/31/2009              10.611              12.253 22
                      12/31/2010              12.253              12.920 10
                      12/31/2011              12.920              14.073 9
                      12/31/2012              14.073              14.926 9
                      12/31/2013              14.926              13.216 9
2.55%
                      12/31/2007              N/A              11.679 0
                      12/31/2008              11.679              10.581 1
                      12/31/2009              10.581              12.212 3
                      12/31/2010              12.212              12.870 3
                      12/31/2011              12.870              14.012 3
                      12/31/2012              14.012              14.854 3
                      12/31/2013              14.854              13.145 1
2.60%
                      12/31/2007              N/A              11.603 0
                      12/31/2008              11.603              10.507 13
                      12/31/2009              10.507              12.120 17
                      12/31/2010              12.120              12.767 43
                      12/31/2011              12.767              13.893 40
                      12/31/2012              13.893              14.720 21
                      12/31/2013              14.720              13.020 30
2.65%
                      12/31/2007              N/A              11.625 0
                      12/31/2008              11.625              10.521 3
                      12/31/2009              10.521              12.131 17
                      12/31/2010              12.131              12.772 17
                      12/31/2011              12.772              13.891 14
                      12/31/2012              13.891              14.711 13
                      12/31/2013              14.711              13.006 15

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2008              N/A              10.491 1
                      12/31/2009              10.491              12.090 3
                      12/31/2010              12.090              12.723 2
                      12/31/2011              12.723              13.831 2
                      12/31/2012              13.831              14.640 2
                      12/31/2013              14.640              12.936 3
2.75%
                      12/31/2007              N/A              11.522 0
                      12/31/2008              11.522              10.418 7
                      12/31/2009              10.418              11.999 23
                      12/31/2010              11.999              12.621 24
                      12/31/2011              12.621              13.713 17
                      12/31/2012              13.713              14.508 15
                      12/31/2013              14.508              12.813 8
2.80%
                      12/31/2007              N/A              11.543 0
                      12/31/2008              11.543              10.432 6
                      12/31/2009              10.432              12.010 12
                      12/31/2010              12.010              12.625 12
                      12/31/2011              12.625              13.712 12
                      12/31/2012              13.712              14.499 10
                      12/31/2013              14.499              12.799 10
2.85%
                      12/31/2008              N/A              10.403 0
                      12/31/2009              10.403              11.970 9
                      12/31/2010              11.970              12.577 13
                      12/31/2011              12.577              13.652 13
                      12/31/2012              13.652              14.429 12
                      12/31/2013              14.429              12.731 13
2.90%
                      12/31/2007              N/A              11.441 0
                      12/31/2008              11.441              10.329 2
                      12/31/2009              10.329              11.880 3
                      12/31/2010              11.880              12.476 7
                      12/31/2011              12.476              13.536 4
                      12/31/2012              13.536              14.299 2
                      12/31/2013              14.299              12.610 2
2.95%
                      12/31/2013              N/A              12.596 0
3.00%
                      12/31/2008              N/A              10.314 0
                      12/31/2009              10.314              11.851 0
                      12/31/2010              11.851              12.433 0
                      12/31/2011              12.433              13.476 0
                      12/31/2012              13.476              14.221 0
                      12/31/2013              14.221              12.529 4
3.05%
                      12/31/2007              N/A              11.361 0
                      12/31/2008              11.361              10.242 0
                      12/31/2009              10.242              11.761 1
                      12/31/2010              11.761              12.333 1
                      12/31/2011              12.333              13.361 1
                      12/31/2012              13.361              14.093 1
                      12/31/2013              14.093              12.409 3

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

111

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
                      12/31/2013              N/A              12.395 0
3.15%
                      12/31/2008              N/A              10.227 0
                      12/31/2009              10.227              11.732 1
                      12/31/2010              11.732              12.291 1
                      12/31/2011              12.291              13.302 1
                      12/31/2012              13.302              14.016 1
                      12/31/2013              14.016              12.329 0
3.20%
                      12/31/2013              N/A              16.384 0
3.25%
                      12/31/2013              N/A              16.267 1
3.30%
                      12/31/2009              N/A              11.615 0
                      12/31/2010              11.615              12.150 0
                      12/31/2011              12.150              13.130 0
                      12/31/2012              13.130              13.814 0
                      12/31/2013              13.814              12.133 0
3.40%
                      12/31/2013              N/A              15.922 1
3.45%
                      12/31/2013              N/A              15.809 0
3.55%
                      12/31/2013              N/A              15.585 0
PIMCO VIT Total Return Portfolio
1.65%
                      12/31/2007              N/A              14.692 0
                      12/31/2008              14.692              15.144 54
                      12/31/2009              15.144              16.993 112
                      12/31/2010              16.993              18.071 276
                      12/31/2011              18.071              18.418 415
                      12/31/2012              18.418              19.855 589
                      12/31/2013              19.855              19.147 619
1.70%
                      12/31/2007              N/A              14.634 2
                      12/31/2008              14.634              15.077 5
                      12/31/2009              15.077              16.909 49
                      12/31/2010              16.909              17.973 107
                      12/31/2011              17.973              18.309 313
                      12/31/2012              18.309              19.727 595
                      12/31/2013              19.727              19.014 469
1.75%
                      12/31/2009              N/A              16.371 0
                      12/31/2010              16.371              17.392 66
                      12/31/2011              17.392              17.709 61
                      12/31/2012              17.709              19.071 58
                      12/31/2013              19.071              18.372 46
1.80%
                      12/31/2008              N/A              14.943 11
                      12/31/2009              14.943              16.742 125
                      12/31/2010              16.742              17.778 65
                      12/31/2011              17.778              18.092 134
                      12/31/2012              18.092              19.474 100
                      12/31/2013              19.474              18.751 98

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
                      12/31/2007              N/A              13.195 0
                      12/31/2008              13.195              13.567 8
                      12/31/2009              13.567              15.185 25
                      12/31/2010              15.185              16.109 165
                      12/31/2011              16.109              16.377 267
                      12/31/2012              16.377              17.610 381
                      12/31/2013              17.610              16.940 330
1.95%
                      12/31/2007              N/A              14.347 0
                      12/31/2008              14.347              14.744 3
                      12/31/2009              14.744              16.494 86
                      12/31/2010              16.494              17.489 132
                      12/31/2011              17.489              17.771 254
                      12/31/2012              17.771              19.100 358
                      12/31/2013              19.100              18.364 326
2.05%
                      12/31/2008              N/A              14.613 4
                      12/31/2009              14.613              16.331 10
                      12/31/2010              16.331              17.299 18
                      12/31/2011              17.299              17.561 27
                      12/31/2012              17.561              18.854 31
                      12/31/2013              18.854              18.110 27
2.10%
                      12/31/2007              N/A              14.177 0
                      12/31/2008              14.177              14.548 20
                      12/31/2009              14.548              16.251 46
                      12/31/2010              16.251              17.204 52
                      12/31/2011              17.204              17.456 58
                      12/31/2012              17.456              18.733 54
                      12/31/2013              18.733              17.984 49
2.15%
                      12/31/2008              N/A              14.484 4
                      12/31/2009              14.484              16.170 6
                      12/31/2010              16.170              17.111 3
                      12/31/2011              17.111              17.353 3
                      12/31/2012              17.353              18.612 3
                      12/31/2013              18.612              17.859 3
2.20%
                      12/31/2007              N/A              12.923 0
                      12/31/2008              12.923              13.248 15
                      12/31/2009              13.248              14.783 46
                      12/31/2010              14.783              15.635 64
                      12/31/2011              15.635              15.848 79
                      12/31/2012              15.848              16.990 105
                      12/31/2013              16.990              16.294 90
2.25%
                      12/31/2007              N/A              14.010 0
                      12/31/2008              14.010              14.355 15
                      12/31/2009              14.355              16.010 33
                      12/31/2010              16.010              16.925 33
                      12/31/2011              16.925              17.147 37
                      12/31/2012              17.147              18.373 34
                      12/31/2013              18.373              17.612 31

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

112

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
                      12/31/2008              N/A              13.143 10
                      12/31/2009              13.143              14.651 21
                      12/31/2010              14.651              15.480 18
                      12/31/2011              15.480              15.675 18
                      12/31/2012              15.675              16.788 14
                      12/31/2013              16.788              16.084 14
2.35%
                      12/31/2007              N/A              13.899 0
                      12/31/2008              13.899              14.227 26
                      12/31/2009              14.227              15.852 82
                      12/31/2010              15.852              16.741 181
                      12/31/2011              16.741              16.944 170
                      12/31/2012              16.944              18.137 157
                      12/31/2013              18.137              17.368 112
2.40%
                      12/31/2007              N/A              13.844 0
                      12/31/2008              13.844              14.164 5
                      12/31/2009              14.164              15.774 11
                      12/31/2010              15.774              16.650 17
                      12/31/2011              16.650              16.843 31
                      12/31/2012              16.843              18.020 30
                      12/31/2013              18.020              17.248 13
2.45%
                      12/31/2008              N/A              14.101 5
                      12/31/2009              14.101              15.696 34
                      12/31/2010              15.696              16.559 27
                      12/31/2011              16.559              16.743 28
                      12/31/2012              16.743              17.904 28
                      12/31/2013              17.904              17.128 10
2.50%
                      12/31/2007              N/A              13.735 0
                      12/31/2008              13.735              14.038 4
                      12/31/2009              14.038              15.618 14
                      12/31/2010              15.618              16.469 18
                      12/31/2011              16.469              16.643 26
                      12/31/2012              16.643              17.789 30
                      12/31/2013              17.789              17.009 10
2.55%
                      12/31/2007              N/A              13.681 0
                      12/31/2008              13.681              13.976 0
                      12/31/2009              13.976              15.541 5
                      12/31/2010              15.541              16.379 6
                      12/31/2011              16.379              16.544 11
                      12/31/2012              16.544              17.674 10
                      12/31/2013              17.674              16.891 8
2.60%
                      12/31/2007              N/A              12.568 0
                      12/31/2008              12.568              12.833 15
                      12/31/2009              12.833              14.263 30
                      12/31/2010              14.263              15.025 42
                      12/31/2011              15.025              15.169 38
                      12/31/2012              15.169              16.196 37
                      12/31/2013              16.196              15.471 42

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
                      12/31/2007              N/A              13.573 0
                      12/31/2008              13.573              13.851 1
                      12/31/2009              13.851              15.387 10
                      12/31/2010              15.387              16.201 20
                      12/31/2011              16.201              16.348 31
                      12/31/2012              16.348              17.447 25
                      12/31/2013              17.447              16.658 10
2.70%
                      12/31/2008              N/A              13.790 1
                      12/31/2009              13.790              15.311 3
                      12/31/2010              15.311              16.113 3
                      12/31/2011              16.113              16.251 8
                      12/31/2012              16.251              17.335 8
                      12/31/2013              17.335              16.542 8
2.75%
                      12/31/2007              N/A              12.438 0
                      12/31/2008              12.438              12.680 5
                      12/31/2009              12.680              14.072 40
                      12/31/2010              14.072              14.802 42
                      12/31/2011              14.802              14.922 35
                      12/31/2012              14.922              15.908 32
                      12/31/2013              15.908              15.173 28
2.80%
                      12/31/2007              N/A              13.413 0
                      12/31/2008              13.413              13.667 1
                      12/31/2009              13.667              15.160 10
                      12/31/2010              15.160              15.938 12
                      12/31/2011              15.938              16.059 24
                      12/31/2012              16.059              17.112 30
                      12/31/2013              17.112              16.313 11
2.85%
                      12/31/2008              N/A              13.606 4
                      12/31/2009              13.606              15.085 53
                      12/31/2010              15.085              15.851 56
                      12/31/2011              15.851              15.963 62
                      12/31/2012              15.963              17.002 61
                      12/31/2013              17.002              16.200 63
2.90%
                      12/31/2007              N/A              12.309 0
                      12/31/2008              12.309              12.530 2
                      12/31/2009              12.530              13.885 16
                      12/31/2010              13.885              14.582 36
                      12/31/2011              14.582              14.678 38
                      12/31/2012              14.678              15.626 51
                      12/31/2013              15.626              14.881 23
2.95%
                      12/31/2013              N/A              15.976 0
3.00%
                      12/31/2008              N/A              13.425 0
                      12/31/2009              13.425              14.862 7
                      12/31/2010              14.862              15.593 9
                      12/31/2011              15.593              15.680 16
                      12/31/2012              15.680              16.675 16
                      12/31/2013              16.675              15.865 6

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

113

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
                      12/31/2007              N/A              12.181 0
                      12/31/2008              12.181              12.381 0
                      12/31/2009              12.381              13.699 22
                      12/31/2010              13.699              14.366 41
                      12/31/2011              14.366              14.439 55
                      12/31/2012              14.439              15.348 59
                      12/31/2013              15.348              14.595 21
3.10%
                      12/31/2013              N/A              15.646 9
3.15%
                      12/31/2008              N/A              13.247 0
                      12/31/2009              13.247              14.642 0
                      12/31/2010              14.642              15.340 1
                      12/31/2011              15.340              15.402 3
                      12/31/2012              15.402              16.355 3
                      12/31/2013              16.355              15.537 0
3.20%
                      12/31/2013              N/A              15.640 0
3.25%
                      12/31/2013              N/A              15.515 0
3.30%
                      12/31/2009              N/A              13.396 1
                      12/31/2010              13.396              14.013 1
                      12/31/2011              14.013              14.049 6
                      12/31/2012              14.049              14.896 7
                      12/31/2013              14.896              14.130 1
3.40%
                      12/31/2013              N/A              15.147 0
3.45%
                      12/31/2013              N/A              15.026 0
3.55%
                      12/31/2013              N/A              14.787 0
PIMCO VIT Unconstrained Bond Portfolio
1.65%
                      12/31/2011              N/A              9.785 42
                      12/31/2012              9.785              10.370 92
                      12/31/2013              10.370              10.086 242
1.70%
                      12/31/2011              N/A              9.775 34
                      12/31/2012              9.775              10.354 102
                      12/31/2013              10.354              10.066 202
1.75%
                      12/31/2011              N/A              9.779 20
                      12/31/2012              9.779              10.353 23
                      12/31/2013              10.353              10.059 23
1.80%
                      12/31/2011              N/A              9.776 3
                      12/31/2012              9.776              10.344 152
                      12/31/2013              10.344              10.046 72
1.90%
                      12/31/2011              N/A              9.769 3
                      12/31/2012              9.769              10.327 126
                      12/31/2013              10.327              10.019 98

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2011              N/A              9.766 44
                      12/31/2012              9.766              10.318 120
                      12/31/2013              10.318              10.006 132
2.05%
                      12/31/2011              N/A              9.759 2
                      12/31/2012              9.759              10.301 2
                      12/31/2013              10.301              9.979 23
2.10%
                      12/31/2011              N/A              9.756 0
                      12/31/2012              9.756              10.292 0
                      12/31/2013              10.292              9.966 4
2.15%
                      12/31/2011              N/A              9.753 0
                      12/31/2012              9.753              10.284 0
                      12/31/2013              10.284              9.952 0
2.20%
                      12/31/2011              N/A              9.749 40
                      12/31/2012              9.749              10.275 49
                      12/31/2013              10.275              9.939 39
2.25%
                      12/31/2011              N/A              9.746 0
                      12/31/2012              9.746              10.266 0
                      12/31/2013              10.266              9.926 0
2.30%
                      12/31/2011              N/A              9.743 0
                      12/31/2012              9.743              10.258 0
                      12/31/2013              10.258              9.912 0
2.35%
                      12/31/2011              N/A              9.740 1
                      12/31/2012              9.740              10.249 4
                      12/31/2013              10.249              9.899 23
2.40%
                      12/31/2011              N/A              9.736 0
                      12/31/2012              9.736              10.241 2
                      12/31/2013              10.241              9.886 0
2.45%
                      12/31/2011              N/A              9.733 0
                      12/31/2012              9.733              10.232 0
                      12/31/2013              10.232              9.873 0
2.50%
                      12/31/2011              N/A              9.730 0
                      12/31/2012              9.730              10.223 0
                      12/31/2013              10.223              9.859 2
2.55%
                      12/31/2011              N/A              9.726 0
                      12/31/2012              9.726              10.215 1
                      12/31/2013              10.215              9.846 2
2.60%
                      12/31/2011              N/A              9.723 0
                      12/31/2012              9.723              10.206 0
                      12/31/2013              10.206              9.833 3
2.65%
                      12/31/2011              N/A              9.720 0
                      12/31/2012              9.720              10.198 2
                      12/31/2013              10.198              9.820 0

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

114

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2011              N/A              9.717 7
                      12/31/2012              9.717              10.189 7
                      12/31/2013              10.189              9.807 7
2.75%
                      12/31/2011              N/A              9.713 0
                      12/31/2012              9.713              10.181 1
                      12/31/2013              10.181              9.794 0
2.80%
                      12/31/2011              N/A              9.710 0
                      12/31/2012              9.710              10.172 4
                      12/31/2013              10.172              9.781 0
2.85%
                      12/31/2011              N/A              9.707 0
                      12/31/2012              9.707              10.164 0
                      12/31/2013              10.164              9.768 0
2.90%
                      12/31/2011              N/A              9.708 0
                      12/31/2012              9.708              10.160 0
                      12/31/2013              10.160              9.755 0
2.95%
                      12/31/2013              N/A              9.742 0
3.00%
                      12/31/2011              N/A              9.697 0
                      12/31/2012              9.697              10.138 0
                      12/31/2013              10.138              9.728 0
3.05%
                      12/31/2011              N/A              9.694 0
                      12/31/2012              9.694              10.130 0
                      12/31/2013              10.130              9.715 0
3.10%
                      12/31/2013              N/A              9.703 0
3.15%
                      12/31/2011              N/A              9.687 0
                      12/31/2012              9.687              10.113 0
                      12/31/2013              10.113              9.689 0
3.20%
                      12/31/2013              N/A              9.672 0
3.25%
                      12/31/2013              N/A              9.659 0
3.30%
                      12/31/2011              N/A              9.673 0
                      12/31/2012              9.673              10.083 0
                      12/31/2013              10.083              9.646 0
3.40%
                      12/31/2013              N/A              9.620 0
3.45%
                      12/31/2013              N/A              9.607 0
3.55%
                      12/31/2013              N/A              9.581 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Templeton Global Bond VIP Fund
1.65%
                      12/31/2007              N/A              30.931 3
                      12/31/2008              30.931              32.312 6
                      12/31/2009              32.312              37.721 11
                      12/31/2010              37.721              42.464 52
                      12/31/2011              42.464              41.407 104
                      12/31/2012              41.407              46.862 136
                      12/31/2013              46.862              46.846 141
1.70%
                      12/31/2007              N/A              30.650 0
                      12/31/2008              30.650              32.002 0
                      12/31/2009              32.002              37.340 6
                      12/31/2010              37.340              42.015 23
                      12/31/2011              42.015              40.949 85
                      12/31/2012              40.949              46.320 185
                      12/31/2013              46.320              46.281 248
1.75%
                      12/31/2009              N/A              36.964 0
                      12/31/2010              36.964              41.570 1
                      12/31/2011              41.570              40.495 1
                      12/31/2012              40.495              45.784 2
                      12/31/2013              45.784              45.722 3
1.80%
                      12/31/2008              N/A              31.306 11
                      12/31/2009              31.306              36.492 23
                      12/31/2010              36.492              41.019 21
                      12/31/2011              41.019              39.938 25
                      12/31/2012              39.938              45.131 18
                      12/31/2013              45.131              45.048 22
1.90%
                      12/31/2007              N/A              29.551 7
                      12/31/2008              29.551              30.792 10
                      12/31/2009              30.792              35.857 13
                      12/31/2010              35.857              40.265 40
                      12/31/2011              40.265              39.165 68
                      12/31/2012              39.165              44.213 54
                      12/31/2013              44.213              44.088 57
1.95%
                      12/31/2007              N/A              29.282 0
                      12/31/2008              29.282              30.497 1
                      12/31/2009              30.497              35.496 13
                      12/31/2010              35.496              39.839 15
                      12/31/2011              39.839              38.732 56
                      12/31/2012              38.732              43.702 99
                      12/31/2013              43.702              43.556 121
2.05%
                      12/31/2008              N/A              29.783 1
                      12/31/2009              29.783              34.630 4
                      12/31/2010              34.630              38.828 5
                      12/31/2011              38.828              37.711 6
                      12/31/2012              37.711              42.508 7
                      12/31/2013              42.508              42.323 7

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

115

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
                      12/31/2007              N/A              28.491 0
                      12/31/2008              28.491              29.628 4
                      12/31/2009              29.628              34.433 13
                      12/31/2010              34.433              38.588 20
                      12/31/2011              38.588              37.460 21
                      12/31/2012              37.460              42.203 21
                      12/31/2013              42.203              41.999 22
2.15%
                      12/31/2008              N/A              29.194 2
                      12/31/2009              29.194              33.912 2
                      12/31/2010              33.912              37.985 2
                      12/31/2011              37.985              36.856 1
                      12/31/2012              36.856              41.501 1
                      12/31/2013              41.501              41.280 1
2.20%
                      12/31/2007              N/A              26.360 1
                      12/31/2008              26.360              27.386 2
                      12/31/2009              27.386              31.795 3
                      12/31/2010              31.795              35.596 6
                      12/31/2011              35.596              34.521 19
                      12/31/2012              34.521              38.852 25
                      12/31/2013              38.852              38.626 24
2.25%
                      12/31/2007              N/A              27.721 0
                      12/31/2008              27.721              28.784 2
                      12/31/2009              28.784              33.402 15
                      12/31/2010              33.402              37.377 15
                      12/31/2011              37.377              36.229 15
                      12/31/2012              36.229              40.755 15
                      12/31/2013              40.755              40.497 9
2.30%
                      12/31/2008              N/A              28.508 1
                      12/31/2009              28.508              33.065 3
                      12/31/2010              33.065              36.981 3
                      12/31/2011              36.981              35.828 4
                      12/31/2012              35.828              40.283 3
                      12/31/2013              40.283              40.009 2
2.35%
                      12/31/2007              N/A              27.219 0
                      12/31/2008              27.219              28.235 5
                      12/31/2009              28.235              32.731 9
                      12/31/2010              32.731              36.590 13
                      12/31/2011              36.590              35.431 15
                      12/31/2012              35.431              39.817 14
                      12/31/2013              39.817              39.526 14
2.40%
                      12/31/2007              N/A              26.971 0
                      12/31/2008              26.971              27.964 2
                      12/31/2009              27.964              32.401 5
                      12/31/2010              32.401              36.203 4
                      12/31/2011              36.203              35.039 2
                      12/31/2012              35.039              39.357 2
                      12/31/2013              39.357              39.049 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
                      12/31/2008              N/A              27.498 0
                      12/31/2009              27.498              31.846 4
                      12/31/2010              31.846              35.565 4
                      12/31/2011              35.565              34.404 5
                      12/31/2012              34.404              38.624 5
                      12/31/2013              38.624              38.303 6
2.50%
                      12/31/2007              N/A              26.483 0
                      12/31/2008              26.483              27.431 0
                      12/31/2009              27.431              31.751 4
                      12/31/2010              31.751              35.441 4
                      12/31/2011              35.441              34.268 5
                      12/31/2012              34.268              38.451 5
                      12/31/2013              38.451              38.113 6
2.55%
                      12/31/2007              N/A              26.243 0
                      12/31/2008              26.243              27.168 1
                      12/31/2009              27.168              31.431 2
                      12/31/2010              31.431              35.066 2
                      12/31/2011              35.066              33.888 2
                      12/31/2012              33.888              38.007 2
                      12/31/2013              38.007              37.653 2
2.60%
                      12/31/2007              N/A              26.004 0
                      12/31/2008              26.004              26.688 5
                      12/31/2009              26.688              30.861 9
                      12/31/2010              30.861              34.413 15
                      12/31/2011              34.413              33.240 17
                      12/31/2012              33.240              37.261 18
                      12/31/2013              37.261              36.896 19
2.65%
                      12/31/2007              N/A              25.768 0
                      12/31/2008              25.768              26.649 1
                      12/31/2009              26.649              30.801 1
                      12/31/2010              30.801              34.329 2
                      12/31/2011              34.329              33.142 1
                      12/31/2012              33.142              37.132 1
                      12/31/2013              37.132              36.750 2
2.70%
                      12/31/2008              N/A              26.394 0
                      12/31/2009              26.394              30.490 3
                      12/31/2010              30.490              33.965 3
                      12/31/2011              33.965              32.775 4
                      12/31/2012              32.775              36.703 4
                      12/31/2013              36.703              36.307 4
2.75%
                      12/31/2007              N/A              25.301 0
                      12/31/2008              25.301              25.901 1
                      12/31/2009              25.901              29.906 3
                      12/31/2010              29.906              33.298 3
                      12/31/2011              33.298              32.115 2
                      12/31/2012              32.115              35.946 2
                      12/31/2013              35.946              35.540 3

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

116

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
                      12/31/2007              N/A              25.071 0
                      12/31/2008              25.071              25.890 1
                      12/31/2009              25.890              29.878 2
                      12/31/2010              29.878              33.251 2
                      12/31/2011              33.251              32.053 2
                      12/31/2012              32.053              35.859 2
                      12/31/2013              35.859              35.436 2
2.85%
                      12/31/2008              N/A              25.642 0
                      12/31/2009              25.642              29.577 0
                      12/31/2010              29.577              32.899 0
                      12/31/2011              32.899              31.698 0
                      12/31/2012              31.698              35.444 0
                      12/31/2013              35.444              35.009 3
2.90%
                      12/31/2007              N/A              23.086 0
                      12/31/2008              23.086              23.816 3
                      12/31/2009              23.816              27.457 2
                      12/31/2010              27.457              30.526 3
                      12/31/2011              30.526              29.397 2
                      12/31/2012              29.397              32.854 3
                      12/31/2013              32.854              32.435 5
2.95%
                      12/31/2013              N/A              33.810 0
3.00%
                      12/31/2008              N/A              24.641 0
                      12/31/2009              24.641              28.380 0
                      12/31/2010              28.380              31.520 0
                      12/31/2011              31.520              30.324 0
                      12/31/2012              30.324              33.856 0
                      12/31/2013              33.856              33.391 1
3.05%
                      12/31/2007              N/A              22.439 0
                      12/31/2008              22.439              23.113 2
                      12/31/2009              23.113              26.607 3
                      12/31/2010              26.607              29.537 6
                      12/31/2011              29.537              28.402 6
                      12/31/2012              28.402              31.694 6
                      12/31/2013              31.694              31.243 2
3.10%
                      12/31/2013              N/A              32.568 0
3.15%
                      12/31/2008              N/A              23.914 0
                      12/31/2009              23.914              27.502 0
                      12/31/2010              27.502              30.499 0
                      12/31/2011              30.499              29.298 0
                      12/31/2012              29.298              32.661 0
                      12/31/2013              32.661              32.164 0
3.20%
                      12/31/2013              N/A              31.091 0
3.25%
                      12/31/2013              N/A              30.705 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
                      12/31/2009              N/A              26.651 0
                      12/31/2010              26.651              29.511 0
                      12/31/2011              29.511              28.307 0
                      12/31/2012              28.307              31.508 0
                      12/31/2013              31.508              30.982 0
3.40%
                      12/31/2013              N/A              29.576 1
3.45%
                      12/31/2013              N/A              29.209 0
3.55%
                      12/31/2013              N/A              28.489 0
Templeton Growth VIP Fund
1.65%
                      12/31/2007              N/A              28.536 0
                      12/31/2008              28.536              16.189 6
                      12/31/2009              16.189              20.877 7
                      12/31/2010              20.877              22.053 5
                      12/31/2011              22.053              20.180 10
                      12/31/2012              20.180              24.030 11
                      12/31/2013              24.030              30.921 13
1.70%
                      12/31/2007              N/A              28.340 1
                      12/31/2008              28.340              16.069 1
                      12/31/2009              16.069              20.712 1
                      12/31/2010              20.712              21.869 2
                      12/31/2011              21.869              20.001 11
                      12/31/2012              20.001              23.805 28
                      12/31/2013              23.805              30.616 36
1.75%
                      12/31/2009              N/A              20.550 0
                      12/31/2010              20.550              21.687 0
                      12/31/2011              21.687              19.825 0
                      12/31/2012              19.825              23.583 0
                      12/31/2013              23.583              30.316 0
1.80%
                      12/31/2008              N/A              15.833 33
                      12/31/2009              15.833              20.387 22
                      12/31/2010              20.387              21.504 20
                      12/31/2011              21.504              19.648 20
                      12/31/2012              19.648              23.361 18
                      12/31/2013              23.361              30.015 14
1.90%
                      12/31/2007              N/A              27.591 2
                      12/31/2008              27.591              15.614 7
                      12/31/2009              15.614              20.085 5
                      12/31/2010              20.085              21.164 2
                      12/31/2011              21.164              19.318 4
                      12/31/2012              19.318              22.945 5
                      12/31/2013              22.945              29.452 33

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

117

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
                      12/31/2007              N/A              27.378 0
                      12/31/2008              27.378              15.485 1
                      12/31/2009              15.485              19.909 8
                      12/31/2010              19.909              20.969 7
                      12/31/2011              20.969              19.130 10
                      12/31/2012              19.130              22.711 13
                      12/31/2013              22.711              29.136 13
2.05%
                      12/31/2008              N/A              15.257 2
                      12/31/2009              15.257              19.597 2
                      12/31/2010              19.597              20.619 2
                      12/31/2011              20.619              18.793 2
                      12/31/2012              18.793              22.288 2
                      12/31/2013              22.288              28.565 2
2.10%
                      12/31/2007              N/A              26.817 0
                      12/31/2008              26.817              15.145 24
                      12/31/2009              15.145              19.443 29
                      12/31/2010              19.443              20.446 29
                      12/31/2011              20.446              18.626 30
                      12/31/2012              18.626              22.079 28
                      12/31/2013              22.079              28.283 19
2.15%
                      12/31/2008              N/A              15.033 1
                      12/31/2009              15.033              19.290 1
                      12/31/2010              19.290              20.275 1
                      12/31/2011              20.275              18.461 1
                      12/31/2012              18.461              21.872 1
                      12/31/2013              21.872              28.004 0
2.20%
                      12/31/2007              N/A              25.397 2
                      12/31/2008              25.397              14.329 4
                      12/31/2009              14.329              18.376 7
                      12/31/2010              18.376              19.306 5
                      12/31/2011              19.306              17.569 3
                      12/31/2012              17.569              20.805 4
                      12/31/2013              20.805              26.625 7
2.25%
                      12/31/2007              N/A              26.267 0
                      12/31/2008              26.267              14.812 3
                      12/31/2009              14.812              18.987 4
                      12/31/2010              18.987              19.937 10
                      12/31/2011              19.937              18.135 9
                      12/31/2012              18.135              21.464 5
                      12/31/2013              21.464              27.455 4
2.30%
                      12/31/2008              N/A              14.703 1
                      12/31/2009              14.703              18.838 1
                      12/31/2010              18.838              19.770 1
                      12/31/2011              19.770              17.974 2
                      12/31/2012              17.974              21.263 2
                      12/31/2013              21.263              27.184 2

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
                      12/31/2007              N/A              25.907 0
                      12/31/2008              25.907              14.594 8
                      12/31/2009              14.594              18.689 12
                      12/31/2010              18.689              19.605 16
                      12/31/2011              19.605              17.815 15
                      12/31/2012              17.815              21.064 15
                      12/31/2013              21.064              26.916 9
2.40%
                      12/31/2007              N/A              25.729 0
                      12/31/2008              25.729              14.487 2
                      12/31/2009              14.487              18.542 2
                      12/31/2010              18.542              19.441 2
                      12/31/2011              19.441              17.657 2
                      12/31/2012              17.657              20.867 1
                      12/31/2013              20.867              26.651 1
2.45%
                      12/31/2008              N/A              14.380 2
                      12/31/2009              14.380              18.396 4
                      12/31/2010              18.396              19.278 4
                      12/31/2011              19.278              17.500 5
                      12/31/2012              17.500              20.672 5
                      12/31/2013              20.672              26.388 0
2.50%
                      12/31/2007              N/A              25.376 0
                      12/31/2008              25.376              14.274 4
                      12/31/2009              14.274              18.251 5
                      12/31/2010              18.251              19.117 4
                      12/31/2011              19.117              17.345 1
                      12/31/2012              17.345              20.478 1
                      12/31/2013              20.478              26.128 3
2.55%
                      12/31/2007              N/A              25.201 0
                      12/31/2008              25.201              14.168 0
                      12/31/2009              14.168              18.107 0
                      12/31/2010              18.107              18.957 0
                      12/31/2011              18.957              17.192 0
                      12/31/2012              17.192              20.286 0
                      12/31/2013              20.286              25.870 0
2.60%
                      12/31/2007              N/A              25.049 0
                      12/31/2008              25.049              14.064 4
                      12/31/2009              14.064              17.965 11
                      12/31/2010              17.965              18.798 16
                      12/31/2011              18.798              17.039 15
                      12/31/2012              17.039              20.096 13
                      12/31/2013              20.096              25.615 21
2.65%
                      12/31/2007              N/A              24.855 0
                      12/31/2008              24.855              13.960 1
                      12/31/2009              13.960              17.823 1
                      12/31/2010              17.823              18.640 1
                      12/31/2011              18.640              16.888 1
                      12/31/2012              16.888              19.908 1
                      12/31/2013              19.908              25.363 1

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

118

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
                      12/31/2008              N/A              13.857 0
                      12/31/2009              13.857              17.683 0
                      12/31/2010              17.683              18.484 0
                      12/31/2011              18.484              16.738 0
                      12/31/2012              16.738              19.722 0
                      12/31/2013              19.722              25.113 0
2.75%
                      12/31/2007              N/A              24.535 0
                      12/31/2008              24.535              13.755 1
                      12/31/2009              13.755              17.544 4
                      12/31/2010              17.544              18.330 5
                      12/31/2011              18.330              16.590 5
                      12/31/2012              16.590              19.537 5
                      12/31/2013              19.537              24.865 7
2.80%
                      12/31/2007              N/A              24.346 0
                      12/31/2008              24.346              13.653 0
                      12/31/2009              13.653              17.406 0
                      12/31/2010              17.406              18.176 0
                      12/31/2011              18.176              16.443 0
                      12/31/2012              16.443              19.354 0
                      12/31/2013              19.354              24.620 0
2.85%
                      12/31/2008              N/A              13.552 0
                      12/31/2009              13.552              17.268 0
                      12/31/2010              17.268              18.024 0
                      12/31/2011              18.024              16.297 0
                      12/31/2012              16.297              19.173 0
                      12/31/2013              19.173              24.377 2
2.90%
                      12/31/2007              N/A              23.057 0
                      12/31/2008              23.057              12.917 8
                      12/31/2009              12.917              16.451 8
                      12/31/2010              16.451              17.162 9
                      12/31/2011              17.162              15.510 7
                      12/31/2012              15.510              18.238 7
                      12/31/2013              18.238              23.177 5
2.95%
                      12/31/2013              N/A              23.899 0

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
                      12/31/2008              N/A              13.255 0
                      12/31/2009              13.255              16.864 0
                      12/31/2010              16.864              17.575 0
                      12/31/2011              17.575              15.867 0
                      12/31/2012              15.867              18.639 0
                      12/31/2013              18.639              23.663 0
3.05%
                      12/31/2007              N/A              22.584 0
                      12/31/2008              22.584              12.633 4
                      12/31/2009              12.633              16.065 4
                      12/31/2010              16.065              16.735 4
                      12/31/2011              16.735              15.101 4
                      12/31/2012              15.101              17.730 4
                      12/31/2013              17.730              22.498 1
3.10%
                      12/31/2013              N/A              23.199 2
3.15%
                      12/31/2008              N/A              12.963 0
                      12/31/2009              12.963              16.468 0
                      12/31/2010              16.468              17.137 0
                      12/31/2011              17.137              15.449 0
                      12/31/2012              15.449              18.121 0
                      12/31/2013              18.121              22.970 0
3.20%
                      12/31/2013              N/A              23.828 0
3.25%
                      12/31/2013              N/A              23.593 1
3.30%
                      12/31/2009              N/A              16.082 0
                      12/31/2010              16.082              16.711 0
                      12/31/2011              16.711              15.042 0
                      12/31/2012              15.042              17.616 0
                      12/31/2013              17.616              22.297 0
3.40%
                      12/31/2013              N/A              22.901 0
3.45%
                      12/31/2013              N/A              22.675 0
3.55%
                      12/31/2013              N/A              22.230 2

Allianz VisionSM New York Statement of Additional Information – April 28, 2014

119

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 16, 2014.

1.	Report of Independent Registered Public Accounting Firm
2.	Balance Sheets – December 31, 2013 and 2012
3.	Statements of Operations – Years ended December 31, 2013, 2012, and 2011
4.	Statements of Comprehensive Income (Loss) – Years ended December 31, 2013, 2012, and 2011
5.	Statements of Stockholder's Equity – Years ended December 31, 2013, 2012, and 2011
6.	Statements of Cash Flows – Years ended December 31, 2013, 2012, and 2011
7.	Notes to Financial Statements – December 31, 2013 and 2012
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 16, 2014.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2013
3.	Statements of Operations – For the year ended December 31, 2013
4.	Statements of Changes in Net Assets – For the year ended December 31, 2013 and 2012
5.	Notes to the Financial Statements – December 31, 2013
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988 incorporated by reference as exhibit EX-99.B1 from Registrant’s N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between Preferred Life Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc. incorporated by reference as exhibit EX-99.B3.a. from Registrant’s Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997.
Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99.B3.b. from Registrant’s Post Effective Amendment No. 21 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on October 21, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Allianz Life Variable Account B’s Form N-4 (File Nos.333-134267 and 811-05618) electronically filed on May 19, 2006.
The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity "Base" Contract-L40529-NY01 incorporated by reference as exhibit EX-99.B4.a. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

b.
Individual Variable Annuity "Bonus" Contract-L40530-NY01 incorporated by reference as exhibit EX-99.B4.b. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

c.
Schedule Pages (1 thru 33) incorporated by reference as exhibit EX-99.B4.c. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

d.
Schedule Pages S40747 to S40796-NY incorporated by reference as exhibit EX-99.B4.d. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

e.
Schedule Pages-S40778-02-NY to S40805-DP-NY incorporated by reference as exhibit EX-99.B4.e. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

f.
Schedule Page-S20325 MAV DB incorporated by reference as exhibit EX-99.B4.f. from Registrant’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

g.
Schedule Pages Investment Plus- S40828-NY, S40829-NY, S40830 incorporated by reference as exhibit EX-99.B4.g. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

h.
Asset Allocation Rider-S40741-NY incorporated by reference as exhibit EX-99.B4.d. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

i.
Asset Allocation Rider-S40741-02-NY and S40766-02-NYincorporated by reference as exhibit EX-99.B4.g. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

j.
Asset Allocation Rider- S40766-03-NY and Investment Options-S40789-03-NY for Investment Protector incorporated by reference as exhibit EX-99.B4.h. from Registrant’s Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on June 7, 2012.

k.
Lifetime Plus Benefit Rider-S40742-NY incorporated by reference as exhibit EX-99.B4.e. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

l.
Lifetime Plus Benefit Rider (revised)-S40742-NY02 incorporated by reference as exhibit EX-99.B4.g. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

m.
Lifetime Plus 8 Benefit Rider-S40795-NY incorporated by reference as exhibit EX-99.B4.h. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

n.
Target Date Retirement Benefit Rider-S40762-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

o.
Target Date Asset Allocation Rider-S40766-NY incorporated by reference as exhibit EX-99.B4.j. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

p.
Income Protector (08.09) Rider-S40799-NY incorporated by reference as exhibit EX-99.B4.m. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

q.
Investment Protector (08.09) Rider-S40801-NY incorporated by reference as exhibit EX-99.B4.n. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

r.
Investment Plus Rider S40827-NY incorporated by reference as exhibit EX-99.B4.q. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

s
Quarterly Value Death Benefit Rider-S40743-01-NY incorporated by reference as exhibit EX-99.B4.f. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

t.
Quarterly Value Death Benefit Rider-S40743-02-NY incorporated by reference as exhibit EX-99.B4.p. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

u.
Maximum Anniversary Death Benefit Rider-S20326-NY incorporated by reference as exhibit EX-99.B4.r. from Registrant’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

v.
Inherited IRA/Roth IRA Endorsement - S40714-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant’s Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

w.
Roth IRA Endorsement - P20041 incorporated by reference as exhibit EX-99.B4.k. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

x.
IRA Endorsement - P30012-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

y.
Unisex Endorsement(S20146) incorporated by reference as exhibit EX-99.B4.l. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

z.
403(b) Endorsement - P30014 incorporated by reference as exhibit EX-99.B4.j. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

5.	a.
Application for Ind. Var. Annuity Contract-F40461-NY incorporated by reference as exhibit EX-99.5. from Registrant’s Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

b.
Application for Ind. Var. Annuity Contract-F70033 incorporated by reference as exhibit EX-99.B5.b. from Registrant’s Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

c.
Application for Ind. Var. Annuity Contract-F70034-NY incorporated by reference as exhibit EX-99.B5.c. from Registrant’s Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

d.
Application for Ind. Var. Annuity Contract-F70034-NY incorporated by reference as exhibit EX-99.B5.d. from Registrant’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

e.
Application for Ind. Var. Annuity Contract-F60000-NY incorporated by reference as exhibit EX-99.B5.e. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Allianz Life Variable Account B’s Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Allianz Life Variable Account B’s Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Registrant’s Post Effective Amendment No. 28 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.b. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of New York, and Allianz Life Financial Services, LLC, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.c. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

d.
Adminstrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.d. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Preferred Life Insurance Company of New York, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Registrant’s Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.f. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

g.
Administrative Services Agreement between Franklin Templeton Services LLC and Preferred Life Insurance Company of New York, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registrant’s Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

h.
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated 8/8/2008 incorporated by reference as exhibit EX-99.B8.h. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

i.
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Registrant's Post Effective Amendment No. 3 to Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on August 21, 2012.

j.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.n. from Registrant’s Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

k.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.j. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

l.
Amendment  to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Registrant’s Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 16, 2014.

m.
Participation Agreement between Premier VIT, Allianz Life of New York and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.i. from Registrant’s Post Effective Amendment No. 25 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on December 28, 2006.

n.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.j. from Registrant’s Post Effective Amendment No. 25 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on December 28, 2006.

o.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

p.
Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Registrant’s Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

q.
Amendments to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

r.
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of of New York, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Registrant’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

s.
Distribution Service Agreement between Allianz Life Insurance Company of New York and Allianz Global Investors Distributors, LLC dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Registrant’s Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

t.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of New York, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Registrant’s Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

u.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.t. from Registrant’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

v.
Amendment dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.u. from Registrant’s Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

w.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of New York dated June 17, 2010 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Registrant’s Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on June 7, 2012.

x.
Amendment dated September 17, 2012 to Participation Agreement between Allianz Life Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 4, 2013.

y.
Amendment  dated September 17, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 4, 2013.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Powers of Attorney incorporated by reference as exhibit EX-99.B13. from Registrant’s Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

b.
Power of Attorney-Walter White, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 28 to Registrant’s Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 16, 2012.

c.
Power of Attorney-Ronald Clark, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No.3 to Registrant’s Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 8, 2013.

d.
Power of Attorney-Steven Thiel, incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No.7 to Registrant’s Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on January 17, 2014.

e.
Power of Attorney-Kevin J. Doyle, incorporated by reference as exhibit EX-99.B13.d. from Post-Effective Amendment No.9 to Registrant’s Form N-4 (File Nos. 333-333-182990 and 811-05716) electronically filed on April 16, 2014.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Chairman of the Board and Chief Executive Officer
Giulio Terzariol	Director, Chief Financial Officer and Treasurer
Eugene T. Wilkinson 31A Mountain Blvd Warren, NJ 07059	Director
Stephen R. Herbert Locke & Herbert 1100 Summer Street Stamford, CT 06905	Director
Martha Clark Goss 10 Harbourton Woodville Road Pennington, NJ 08534	Director
Gary A. Smith Ivy Planning Group, LLC 15024 Omega Drive, Ste. 110 Rockville, MD 20850	Director
Thomas P. Burns	Director and President
Steven J. Thiel	Director, Vice President & Appointed Actuary
Marc B. Olson	Director and Vice President, Financial Consulting
Gretchen Cepek	Chief Legal Officer and Secretary
Nicole A. Scanlon	Vice President, Controller
Cathy Mahone	Chief Administrative Officer
Patrick L. Nelson	Chief Suitability Officer and Consumer Affairs Officer
Carsten Quitter	Chief Investment Officer
Ronald M. Clark 14401 North Giant Saguaro Place Oro Valley, Arizona 85755	Director
Kevin J. Doyle 59 Midchester Avenue White Plains, NY 10606	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective No. 8 to Form N-4 File Nos. 333-182987 and 811-05618 filed electronically on January 17, 2014.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2014 there were 8,710 qualified and 3,962 non-qualified Allianz Vision NY Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company, as restated March 9, 2011, provide:

ARTICLE X – INDEMNIFICATION OF OFFICERS, DIRECTORS AND EMPLOYEES

To the fullest extent allowed under New York law, the Company shall indemnify officers, directors and employees of the Company. No director shall be personally liable to the Company or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to adoption of these Restated Bylaws by the shareholders of the Company.

ITEM 29. PRINCIPAL UNDERWRITERS

a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life Variable Account B
Allianz Funds
b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Governor, Chief Executive Officer and President
Thomas Burns	Governor
Catherine A. Mahone	Governor
Giulio Terzariol	Governor
Kristine Starkman	Chief Compliance Officer
Jasmine Jirele	Chief Operating Officer and Senior Vice President
Angie Forsman	Vice President, Chief Financial Officer
Robert Densmore	Senior Vice President
Corey Walther	Senior Vice President
Michael Brandriet	Senior Vice President
Jennifer Sosniecki	Money Laundering Prevention Officer
Michael G. Brennan	Vice President, Compliance
Steve Miller	Assistant Vice President
Theodore C. Cadwell, Jr.	Secretary
Tracy M. Hardy	Assistant Secretary

c.	For the period 1-1-2013 to 12-31-2013
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$22,493,369.28	$0	$0	$0
The $22,493,369.28 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 16th day of April, 2014

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

By: WALTER R. WHITE(2)
Walter R. White
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 16th day of April, 2014.

Signature	Title
Walter R. White(2)	Chairman of the Board and Chief Executive Officer
Giulio Terzariol(1)	Director, Chief Financial Officer and Treasurer
Stephen R. Herbert(1)	Director
Eugene T. Wilkinson(1)	Director
Thomas P. Burns(1)	Director and President
Ronald M. Clark(3)	Director
Steven J. Thiel(4)	Director, Vice President and Appointed Actuary
Kevin J. Doyle(5)	Director

(1)
By Power of Attorney incorporated by reference as exhibit EX-99.B13. from Registrant’s Post-Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

(2)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 28 to Registrant’s Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 16, 2012.

(3)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Registrant's Post-Effective Amendment No.3 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on April 8, 2013.

(4)
By Power of Attorney incorporated by reference as exhibit EX-99.13.c. from Registrant’s Post-Effective Amendment No.7 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on January 17, 2014.

(5)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.d. from Post-Effective Amendment No.9 to Registrant’s Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 16, 2014.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 42

TO FORM N-4

(FILE NOS. 333-143195 AND 811-05716)

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm